UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07319

Fidelity Covington Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: July 31

Date of reporting period: July 31, 2022

Item 1.	Reports to Stockholders

Fidelity® MSCI Communication Services Index ETF
Fidelity® MSCI Consumer Discretionary Index ETF
Fidelity® MSCI Consumer Staples Index ETF
Fidelity® MSCI Energy Index ETF
Fidelity® MSCI Financials Index ETF
Fidelity® MSCI Health Care Index ETF
Fidelity® MSCI Industrials Index ETF
Fidelity® MSCI Information Technology Index ETF
Fidelity® MSCI Materials Index ETF
Fidelity® MSCI Real Estate Index ETF
Fidelity® MSCI Utilities Index ETF
Annual Report
July 31, 2022

To view a fund’s proxy voting guidelines and proxy voting record for the period ended June, 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.
© 2022 FMR LLC. All Rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE
Neither the funds nor Fidelity Distributors Corporation is a bank.
Annual Report	2

Note to Shareholders:
Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.
In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.
Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.
3	Annual Report

Market Recap
The S&P 500® index returned -4.64% for the 12 months ending July 31, 2022, as a multitude of crosscurrents challenged the global economy and financial markets. Persistently high inflation, exacerbated by energy price shocks from the Russia–Ukraine conflict, spurred the U.S. Federal Reserve to hike interest rates more aggressively than anticipated, and concerns about the outlook for economic growth sent stocks into bear market territory. In early May, the Fed approved a rare half-percentage-point interest rate increase and announced plans to shrink its $9 trillion asset portfolio. June began with the Fed allowing up to billions in Treasuries and mortgage bonds to mature every month without investing the proceeds. Two weeks later, the central bank raised rates by 0.75 percentage points, its largest increase since 1994, and said it was becoming more difficult to achieve a soft landing, in which the economy slows enough to bring down inflation while avoiding a recession. Against this volatile backdrop, the S&P 500 posted its worst first-half result (-19.96%) to begin a year since 1970. Stocks sharply reversed course in July (+9.22%), as the Fed again raised its benchmark interest rate by 0.75% but signaled that, at some point, it will likely slow the pace of tightening to assess the impact on the economy. For the full 12 months, growth-oriented communication services (-29%) and consumer discretionary (-10%) stocks lagged most. In contrast, energy (+67%) rode a surge in commodity prices and led by a wide margin, followed by the defensive utilities (+16%) and consumer staples (+7%) sectors.
Annual Report	4

Fidelity® MSCI Communication Services Index ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® MSCI Communication Services Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended July 31, 2022
Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of Fund
Fidelity MSCI Communication Services Index ETF – NAVA	-32.06	4.90	6.99
Fidelity MSCI Communication Services Index ETF – Market PriceB	-32.13	4.87	6.97
MSCI USA IMI Communication Services 25/50 IndexA	-32.01	4.99	7.07
S&P 500 IndexA	-4.64	12.83	12.45
Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Communication Services Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From October 21, 2013.
B	From October 24, 2013, date initially listed on the NYSE ARCA exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
Effective December 1, 2018, the fund’s sector index changed from the MSCI USA IMI Telecommunication Services 25/50 Index to the MSCI USA IMI Communication Services 25/50 Index.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Communication Services Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI USA IMI Communication Services 25/50 Index and the S&P 500 Index performed over the same period.
5	Annual Report

Fidelity® MSCI Communication Services Index ETF
Management’s Discussion of Fund Performance
For the fiscal year ending July 31, 2022, the exchange-traded fund's (ETF) net asset value returned -32.06%, roughly in line with the -32.01% result of the MSCI USA IMI Communication Services 25/50 Index. The ETF's market price declined by 32.13% the past 12 months, while the broad-based S&P 500 index returned -4.64%. By subindustry, stocks in the interactive media & services subindustry returned -37% and detracted most, followed by movies & entertainment, which returned about -45%. Cable & satellite returned -37% and integrated telecommunication services returned about -12%. Advertising (-34%) and alternative carriers (-19%) also hampered results. In contrast, real estate services returned -2% and contributed most versus the index. The roughly break-even result of internet & direct marketing retail stocks also helped. Turning to individual stocks, the biggest individual detractor was Meta Platforms (-55%), from the interactive media & services industry. Disney (-39%) and Netflix (-56%), from the movies & entertainment industry, were also notable detractors. Other detractors from the interactive media & services group were Alphabet (-13%) and Snap (-85%). In contrast, the biggest individual contributor was Roblox (+45%), from the interactive home entertainment category. Nexstar Media (+32%) and Liberty Media (+8%), from the broadcasting segment, helped as well. Other contributors from the movies & entertainment category were Live Nation Entertainment (+20%) and World Wrestling Entertainment (+42%).
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
Annual Report	6

Fidelity® MSCI Communication Services Index ETF
Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2022
% of fund's net assets
Alphabet, Inc. Class A	12.2
Meta Platforms, Inc. Class A	12.0
Alphabet, Inc. Class C	11.0
Verizon Communications, Inc.	6.3
The Walt Disney Co.	4.8
Comcast Corp. Class A	4.1
AT&T, Inc.	4.1
Netflix, Inc.	3.5
T-Mobile US, Inc.	3.4
Activision Blizzard, Inc.	2.5
63.9

Industries as of July 31, 2022
* Includes short-term investments and net other assets.

7	Annual Report

Fidelity® MSCI Consumer Discretionary Index ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® MSCI Consumer Discretionary Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended July 31, 2022
Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of Fund
Fidelity MSCI Consumer Discretionary Index ETF – NAVA	-13.89	15.14	13.51
Fidelity MSCI Consumer Discretionary Index ETF – Market PriceB	-13.97	15.12	13.39
Fidelity MSCI Consumer Discretionary Index ETF Capped Linked IndexA	-13.80	15.09	13.55
S&P 500 IndexA	-4.64	12.83	12.45
Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Consumer Discretionary Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From October 21, 2013.
B	From October 24, 2013, date initially listed on the NYSE ARCA exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Consumer Discretionary Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity MSCI Consumer Discretionary Index ETF Capped Linked Index and the S&P 500 Index performed over the same period.
Annual Report	8

Fidelity® MSCI Consumer Discretionary Index ETF
Management’s Discussion of Fund Performance
For the fiscal year ending July 31, 2022, the exchange-traded fund's (ETF) net asset value returned -13.89%, roughly in line with the -13.80% result of the Fidelity MSCI Consumer Discretionary Index ETF Capped Linked Index. The ETF's market price was -13.97% the past 12 months, while the broad-based S&P 500® index returned -4.64%. Among industry components in the index, stocks in the internet & direct marketing retail group lagged, returning roughly -23% the past 12 months. Footwear (-31%), hotels, Resorts & Cruise Lines (-17%), apparel retail (-28%) and accessories & luxury goods (-28%) also underperformed the broader index. In contrast, automobile manufacturers gained 17% as the top-performing industry. Distributors stocks also helped, gaining 2% for the period. Home improvement retail (-5%) and restaurants (-10%) also outperformed the index. Turning to individual stocks, the top contributor was Tesla (+30%), from the automobile manufacturers segment. Mcdonalds, within the restaurants group, gained about 11% and boosted the fund. In general merchandise stores, Dollar Tree (+66%) helped. Other contributors were AutoZone (+32%) and O'Reilly Automotive (+16%), from the automotive retail industry. Conversely, Amazon.com (-20%), from the internet & direct marketing retail segment, was the fund's top individual detractor, followed by Nike (-31%), which is in the footwear category. Within general merchandise stores, Target returned approximately -36% and hurt. Other detractors were Starbucks (-29%), a stock in the restaurants industry, and MercadoLibre (-49%), from the internet & direct marketing retail group.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
9	Annual Report

Fidelity® MSCI Consumer Discretionary Index ETF
Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2022
% of fund's net assets
Amazon.com, Inc.	24.9
Tesla, Inc.	15.5
The Home Depot, Inc.	6.5
McDonald's Corp.	4.1
NIKE, Inc. Class B	3.1
Lowe's Cos., Inc.	2.7
Starbucks Corp.	2.0
Booking Holdings, Inc.	1.7
Target Corp.	1.6
The TJX Cos., Inc.	1.5
63.6

Industries as of July 31, 2022
* Includes short-term investments and net other assets.

Annual Report	10

Fidelity® MSCI Consumer Staples Index ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® MSCI Consumer Staples Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended July 31, 2022
Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of Fund
Fidelity MSCI Consumer Staples Index ETF – NAVA	5.79	8.95	9.64
Fidelity MSCI Consumer Staples Index ETF – Market PriceB	5.83	8.96	9.49
Fidelity MSCI Consumer Staples Index ETF Capped Linked IndexA	5.89	9.08	9.79
S&P 500 IndexA	-4.64	12.83	12.45
Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Consumer Staples Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From October 21, 2013.
B	From October 24, 2013, date initially listed on the NYSE ARCA exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Consumer Staples Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity MSCI Consumer Staples Index ETF Capped Linked Index and the S&P 500 Index performed over the same period.
11	Annual Report

Fidelity® MSCI Consumer Staples Index ETF
Management’s Discussion of Fund Performance
For the fiscal year ending July 31, 2022, the exchange-traded fund's (ETF) net asset value gained 5.79%, roughly in line with the 5.89% advance of the Fidelity MSCI Consumer Staples Index ETF Capped Linked Index. The ETF's market price rose 5.83% the past 12 months, while the broad-based S&P 500 index returned -4.64%. Among the biggest industry components in the index, soft drinks gained 15%, whereas household products returned -1%. Hypermarkets & super centers rose 9.5%, the packaged foods & meat segment advanced 8% and tobacco was up 1%. Industries that were smaller weightings in the index also posted mixed results, with personal products returning -19% versus agricultural products up 26%. Other notable gainers included the food retail (+16%), food distributors (+14%) and distillers & vintners (+10%) categories. Conversely, brewers (-4%) and drug retail (-13%) disappointed. Among individual stocks, the top contributor was Costco Wholesale (+27%) from the hypermarkets & super centers industry. In soft drinks, Coca Cola (+16%) and PepsiCo (+15%) were helpful. In addition, Archer Daniels Midland (+42%) from the agricultural products group and General Mills (+31%) in the packaged foods & meat segment contributed. Conversely, the biggest individual detractor was Estée Lauder (-18%) from the personal products category. Other notable disappointments were Walmart (-6%) in the hypermarkets & super centers industry, and Beyond Meat (-74%) and Freshpet (-64%), each in the packaged foods & meat category. Within household products, Clorox (-19%) also detracted.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
Annual Report	12

Fidelity® MSCI Consumer Staples Index ETF
Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2022
% of fund's net assets
The Procter & Gamble Co.	12.4
The Coca-Cola Co.	9.6
PepsiCo, Inc.	8.7
Costco Wholesale Corp.	8.4
Walmart, Inc.	7.0
Philip Morris International, Inc.	4.1
Mondelez International, Inc. Class A	3.6
Altria Group, Inc.	3.2
Colgate-Palmolive Co.	2.6
The Estee Lauder Cos., Inc. Class A	2.6
62.2

Industries as of July 31, 2022
* Includes short-term investments and net other assets.

13	Annual Report

Fidelity® MSCI Energy Index ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® MSCI Energy Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended July 31, 2022
Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of Fund
Fidelity MSCI Energy Index ETF – NAVA	65.70	7.77	1.76
Fidelity MSCI Energy Index ETF – Market PriceB	65.68	7.75	1.78
Fidelity MSCI Energy Index ETF Capped Linked IndexA	65.91	7.85	1.85
S&P 500 IndexA	-4.64	12.83	12.45
Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Energy Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From October 21, 2013.
B	From October 24, 2013, date initially listed on the NYSE ARCA exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Energy Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity MSCI Energy Index ETF Capped Linked Index and the S&P 500 Index performed over the same period.
Annual Report	14

Fidelity® MSCI Energy Index ETF
Management’s Discussion of Fund Performance
For the fiscal year ending July 31, 2022, the exchange-traded fund's (ETF) net asset value gained 65.70%, roughly in line with the 65.91% advance of the Fidelity MSCI Energy Index ETF Capped Linked Index. The ETF's market price rose 65.68% the past 12 months, while the broad-based S&P 500 index returned -4.64%. By subindustry, integrated oil & gas rose roughly 77% and contributed most. Oil & gas exploration & production, which gained approximately 81%, also helped. The oil & gas refining & marketing subindustry rose 52% and oil & gas storage & transportation (+36%) also contributed. Other notable contributors included the oil & gas equipment & services (+25%), oil & gas drilling (+45%), and coal & consumable fuels (+95%) subindustries. Conversely, stocks in the specialty chemicals subindustry, a very small component of the index, returned -48% and detracted. Turning to individual stocks, the biggest individual contributor was Exxon Mobil (+77%), from the integrated oil & gas industry. Chevron (+68%) and Occidental Petroleum (+153%), from the integrated oil & gas category, also helped. Other contributors from the oil & gas exploration & production segment included ConocoPhillips (+79%) and EOG Resources (+64%). Conversely, one of the biggest individual detractors was Aspen Aerogels (-48%), a small position from the specialty chemicals group. In oil & gas equipment & services, Core Laboratories (-43%), ChampionX (-10%), and DMC Global (-47%) notably hurt. Gevo, within the oil & gas refining & marketing industry, returned roughly -53% and hindered the fund's performance.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
15	Annual Report

Fidelity® MSCI Energy Index ETF
Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2022
% of fund's net assets
Exxon Mobil Corp.	22.3
Chevron Corp.	17.1
ConocoPhillips	6.8
EOG Resources, Inc.	3.6
Occidental Petroleum Corp.	3.4
Marathon Petroleum Corp.	3.2
Pioneer Natural Resources Co.	3.0
Schlumberger N.V.	2.9
Valero Energy Corp.	2.5
Phillips 66	2.4
67.2

Industries as of July 31, 2022
* Includes short-term investments and net other assets.

Annual Report	16

Fidelity® MSCI Financials Index ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® MSCI Financials Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended July 31, 2022
Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of Fund
Fidelity MSCI Financials Index ETF – NAVA	-6.11	7.78	10.04
Fidelity MSCI Financials Index ETF – Market PriceB	-6.12	7.79	10.07
Fidelity MSCI Financials Index ETF Capped Linked IndexA	-6.04	7.87	10.15
S&P 500 IndexA	-4.64	12.83	12.45
Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Financials Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From October 21, 2013.
B	From October 24, 2013, date initially listed on the NYSE ARCA exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Financials Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity MSCI Financials Index ETF Capped Linked Index and the S&P 500 Index performed over the same period.
17	Annual Report

Fidelity® MSCI Financials Index ETF
Management’s Discussion of Fund Performance
For the fiscal year ending July 31, 2022, the exchange-traded fund's (ETF) net asset value returned -6.11%, roughly in line with the -6.04% result of the Fidelity MSCI Financials Index ETF Capped Linked Index. The ETF's market price returned -6.12% the past 12 months, trailing the broad-based S&P 500® index. Stocks in the diversified banks category returned -15% and detracted most, followed by asset management & custody banks (-16%). Exposure to consumer finance companies also hurt, due to a -22% result, as did financial exchanges & data stocks (-13%). The investment banking & brokerage (-4%) and mortgage REITs (-8%) groups further hampered the fund’s result. In contrast, multi-sector financials holdings rose roughly 8% and contributed most. Property & casualty insurance firms, which gained 7%, also helped. Insurance brokers increased 12% while holdings in life & health insurance (+6%) providers also added value. Other notable contributors included the multi-line insurance (+9%), regional banks (+1%), and reinsurance (+4%) segments. Turning to individual stocks, the biggest individual detractor was JPMorgan Chase (-22%), from the diversified banks group. Also within that category, Citigroup (-20%) and Bank of America (-10%) pressured performance. BlackRock, in the asset management & custody banks segment, returned -21% and hindered the fund as well. Another notable detractor was Capital One Financial (-31%), a stock in the consumer finance segment. In contrast, the biggest individual contributor was Berkshire Hathaway (+8%), from the multi-sector holdings category. Stakes in Progressive (+23%) and Chubb (+14%), within the property & casualty insurance group, also helped. Noteworthy contributors among insurance brokers included Marsh & McLennan (+13%) and Arthur J. Gallaghar & Co. (+30%).
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
Annual Report	18

Fidelity® MSCI Financials Index ETF
Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2022
% of fund's net assets
Berkshire Hathaway, Inc. Class B	8.5
JPMorgan Chase & Co.	7.5
Bank of America Corp.	5.4
Wells Fargo & Co.	3.7
S&P Global, Inc.	2.9
Goldman Sachs Group, Inc.	2.5
Morgan Stanley	2.5
Citigroup, Inc.	2.2
BlackRock, Inc.	2.2
The Charles Schwab Corp.	2.2
39.6

Industries as of July 31, 2022
* Includes short-term investments and net other assets.

19	Annual Report

Fidelity® MSCI Health Care Index ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® MSCI Health Care Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended July 31, 2022
Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of Fund
Fidelity MSCI Health Care Index ETF – NAVA	-3.32	12.13	12.81
Fidelity MSCI Health Care Index ETF – Market PriceB	-3.30	12.17	12.72
Fidelity MSCI Health Care Index ETF Capped Linked IndexA	-3.25	12.24	12.92
S&P 500 IndexA	-4.64	12.83	12.45
Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Health Care Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From October 21, 2013.
B	From October 24, 2013, date initially listed on the NYSE ARCA exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Health Care Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity MSCI Health Care Index ETF Capped Linked Index and the S&P 500 Index performed over the same period.
Annual Report	20

Fidelity® MSCI Health Care Index ETF
Management’s Discussion of Fund Performance
For the fiscal year ending July 31, 2022, the exchange-traded fund's (ETF) net asset value returned -3.32%, roughly in line with the -3.25% result of the Fidelity MSCI Health Care Index ETF Capped Linked Index. The ETF's market price was -3.30% the past 12 months, while the broad-based S&P 500® index returned -4.64%. By subindustry, stocks in the managed health care advanced 29%. Pharmaceuticals stocks also performed well, gaining 11%. The health care distributors industry rose 27% and health care services (+3%) also had a positive return. Conversely, the health care supplies (-38%), health care technology (-23%), health care equipment (-20%) and health care facilities (-16%) industries each produced a negative return and lagged the broader sector index. Biotechnology (-10%) and life sciences tools & services (-12%) also hurt. Turning to individual stocks, the biggest individual contributor was UnitedHealth Group (+33%), from the managed health care category. In pharmaceuticals, Eli Lilly (+37%), Pfizer (+22%), and Merck (+20%) helped. AbbVie, within the biotechnology group, gained approximately 28% and boosted the fund. Meanwhile, Moderna (-54%), from the biotechnology segment, was the fund's biggest individual detractor. In health care equipment, Medtronic (-28%) and Intuitive Surgical (-30%) also fared poorly. Illumina, within the life sciences tools & services group, returned -56% and hindered the fund. Another detractor was Align Technology (-60%), a stock in the health care supplies industry.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
21	Annual Report

Fidelity® MSCI Health Care Index ETF
Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2022
% of fund's net assets
UnitedHealth Group, Inc.	8.7
Johnson & Johnson	7.9
Pfizer, Inc.	4.9
Eli Lilly & Co.	4.6
AbbVie, Inc.	4.3
Thermo Fisher Scientific, Inc.	4.0
Merck & Co., Inc.	3.9
Danaher Corp.	3.4
Abbott Laboratories	3.3
Bristol-Myers Squibb Co.	2.8
47.8

Industries as of July 31, 2022
* Includes short-term investments and net other assets.

Annual Report	22

Fidelity® MSCI Industrials Index ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® MSCI Industrials Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended July 31, 2022
Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of Fund
Fidelity MSCI Industrials Index ETF – NAVA	-7.10	9.21	9.93
Fidelity MSCI Industrials Index ETF – Market PriceB	-7.08	9.21	9.80
Fidelity MSCI Industrials Index ETF Capped Linked IndexA	-7.04	9.31	10.04
S&P 500 IndexA	-4.64	12.83	12.45
Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Industrials Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From October 21, 2013.
B	From October 24, 2013, date initially listed on the NYSE ARCA exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Industrials Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity MSCI Industrials Index ETF Capped Linked Index and the S&P 500 Index performed over the same period.
23	Annual Report

Fidelity® MSCI Industrials Index ETF
Management’s Discussion of Fund Performance
For the fiscal year ending July 31, 2022, the exchange-traded fund's (ETF) net asset value returned -7.10%, roughly in line with the -7.04% result of the Fidelity MSCI Industrials Index ETF Capped Linked Index. The ETF's market price declined 7.08% the past 12 months, while the broad-based S&P 500® index returned -4.64%. Stocks in the industrial conglomerates subindustry returned -22% and detracted most, followed by industrial machinery, which returned roughly -12%. Building products returned approximately -16% and electrical components & equipment returned roughly -13%. Trucking (-17%) and research & consulting services (-6%) also hampered results. Other notable detractors included the diversified support services (-7%), human resource & employment services (-18%) and airlines (-26%) groups. Conversely, environmental & facilities services rose about 8% and contributed most. Railroads, which gained 3%, also helped. The construction & engineering subindustry rose about 15%, trading companies & distributors gained 5%, and aerospace & defense advanced 1%. Other notable contributors included the electronic equipment & instruments (+2%), marine (+16%) and gas utilities (+2%) subindustries. Turning to individual stocks, the biggest individual detractor was Boeing (-30%), from the aerospace & defense industry. In industrial conglomerates, General Electric (-28%), 3M (-25%), and Honeywell International (-16%) hurt. Uber Technologies, within the trucking segment, returned -46% and hindered the fund. Conversely, the biggest individual contributor was Northrop Grumman (+34%), from the aerospace & defense group. Also in aerospace & defense, Lockheed Martin (+15%), Raytheon Technologies (+10%) and General Dynamics (+18%) boosted the fund.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
Annual Report	24

Fidelity® MSCI Industrials Index ETF
Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2022
% of fund's net assets
Union Pacific Corp.	4.0
United Parcel Service, Inc. Class B	3.9
Raytheon Technologies Corp.	3.8
Honeywell International, Inc.	3.6
Caterpillar, Inc.	2.9
Lockheed Martin Corp.	2.8
Deere & Co.	2.7
The Boeing Co.	2.4
3M Co.	2.3
General Electric Co.	2.2
30.6

Industries as of July 31, 2022
* Includes short-term investments and net other assets.

25	Annual Report

Fidelity® MSCI Information Technology Index ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® MSCI Information Technology Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended July 31, 2022
Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of Fund
Fidelity MSCI Information Technology Index ETF – NAVA	-9.41	20.94	19.51
Fidelity MSCI Information Technology Index ETF – Market PriceB	-9.42	20.95	19.60
Fidelity MSCI Information Technology Index ETF Capped Linked IndexA	-9.35	21.05	19.63
S&P 500 IndexA	-4.64	12.83	12.45
Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Information Technology Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From October 21, 2013.
B	From October 24, 2013, date initially listed on the NYSE ARCA exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Information Technology Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity MSCI Information Technology Index ETF Capped Linked Index and the S&P 500 Index performed over the same period.
Annual Report	26

Fidelity® MSCI Information Technology Index ETF
Management’s Discussion of Fund Performance
For the fiscal year ending July 31, 2022, the exchange-traded fund's (ETF) net asset value returned -9.41%, roughly in line with the -9.35% result of the Fidelity MSCI Information Technology Index ETF Capped Linked Index. The ETF's market price was -9.42% the past 12 months, while the broad-based S&P 500® index returned -4.64%. By industry, stocks in the technology hardware, storage & peripherals group advanced about 11% during the reporting period. Alternative carriers (+14%) stocks also helped, as did technology distributors (+2%) and electronic components (+1%). Conversely, the internet services & infrastructure group returned -48% and hurt the fund's performance. Stocks in the application software industry (-31%) also notably detracted, followed by data processing & outsourced services (-26%) and electronic equipment & instruments (-19%). Turning to individual stocks, the biggest individual contributor was Apple (+12%), from the technology hardware, storage & peripherals category. In semiconductors, Broadcom (+14%) was helpful, as was Automatic Data Processing (+17%) from the data processing & outsourced services industry. Enphase Energy, within the semiconductor equipment segment, rose roughly 50% and Synopsys, within the application software category, gained roughly 28% and boosted the fund. Meanwhile, the fund's largest individual detractor was PayPal Holdings (-69%), from the data processing & outsourced services segment. In application software, Adobe (-34%) hurt. Block, within the data processing & outsourced services industry, returned -69% and hindered the fund. Another detractor was Intel (-30%), a stock in the semiconductors group.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
27	Annual Report

Fidelity® MSCI Information Technology Index ETF
Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2022
% of fund's net assets
Apple, Inc.	24.1
Microsoft Corp.	18.2
NVIDIA Corp.	4.1
Visa, Inc. Class A	3.2
Mastercard, Inc. Class A	2.8
Broadcom, Inc.	2.0
Accenture PLC Class A	1.8
Adobe, Inc.	1.8
Cisco Systems, Inc.	1.7
Salesforce, Inc.	1.6
61.3

Industries as of July 31, 2022
* Includes short-term investments and net other assets.

Annual Report	28

Fidelity® MSCI Materials Index ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® MSCI Materials Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended July 31, 2022
Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of Fund
Fidelity MSCI Materials Index ETF – NAVA	-4.68	8.85	8.66
Fidelity MSCI Materials Index ETF – Market PriceB	-4.63	8.87	8.53
Fidelity MSCI Materials Index ETF Capped Linked IndexA	-4.60	8.89	8.72
S&P 500 IndexA	-4.64	12.83	12.45
Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Materials Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From October 21, 2013.
B	From October 24, 2013, date initially listed on the NYSE ARCA exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Materials Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity MSCI Materials Index ETF Capped Linked Index and the S&P 500 Index performed over the same period.
29	Annual Report

Fidelity® MSCI Materials Index ETF
Management’s Discussion of Fund Performance
For the fiscal year ending July 31, 2022, the exchange-traded fund's (ETF) net asset value returned -4.68%, roughly in line with the -4.60% result of the Fidelity MSCI Materials Index ETF Capped Linked Index. The ETF's market price was -4.63% the past 12 months, while the broad-based S&P 500® index returned -4.64%. By industry, stocks in the fertilizers & agricultural chemicals group advanced about 37% during the reporting period. Steel stocks also helped, gaining 15%. The diversified chemicals subindustry rose 11%. Other notable contributors included the forest products (+16%) and aluminum (+3%) groups. Conversely, stocks in the specialty chemicals subindustry returned roughly -14% and notably detracted, followed by gold, which returned -25%. Copper returned -16% and industrial gases returned -4%. Construction materials (-7%) and commodity chemicals (-4%) also hampered results. Turning to individual stocks, the biggest individual contributor was Corteva (+36%), from the fertilizers & agricultural chemicals industry. Also in fertilizers & agricultural chemicals, CF Industries Holdings (+106%) and Mosaic (+69%) notably helped. Nucor, within the steel group, advanced roughly 32% and lifted the fund. Another contributor was Albemarle (+19%), a stock in the specialty chemicals segment. Among detractors, Ecolab (-24%), from the specialty chemicals category, hurt, as did Newmont (-25%), which is in the gold group. Within specialty chemicals, Sherwin Williams returned about -16%. Other detractors were Freeport-McMoRan (-16%), a stock in the copper industry, and Air Products & Chemicals (-13%), from the industrial gases segment.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
Annual Report	30

Fidelity® MSCI Materials Index ETF
Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2022
% of fund's net assets
Linde PLC	13.3
The Sherwin-Williams Co.	5.1
Air Products & Chemicals, Inc.	4.7
Freeport-McMoRan, Inc.	3.9
Ecolab, Inc.	3.6
Corteva, Inc.	3.6
Dow, Inc.	3.4
Nucor Corp.	3.1
Newmont Corp.	3.1
International Flavors & Fragrances, Inc.	2.7
46.5

Industries as of July 31, 2022
* Includes short-term investments and net other assets.

31	Annual Report

Fidelity® MSCI Real Estate Index ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® MSCI Real Estate Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended July 31, 2022
Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of Fund
Fidelity MSCI Real Estate Index ETF – NAVA	-4.25	7.79	6.60
Fidelity MSCI Real Estate Index ETF – Market PriceB	-4.26	7.80	6.39
Fidelity MSCI Real Estate Index ETF Capped Linked IndexA	-4.30	7.91	6.69
S&P 500 IndexA	-4.64	12.83	12.12
Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Real Estate Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From February 2, 2015.
B	From February 5, 2015, date initially listed on the NYSE ARCA exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Real Estate Index ETF – NAV on February 2, 2015, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity MSCI Real Estate Index ETF Capped Linked Index and the S&P 500 Index performed over the same period.
Annual Report	32

Fidelity® MSCI Real Estate Index ETF
Management’s Discussion of Fund Performance
For the fiscal year ending July 31, 2022, the exchange-traded fund's (ETF) net asset value returned -4.25%, roughly in line with the -4.30% result of the Fidelity MSCI Real Estate Index ETF Capped Linked Index. The ETF's market price returned -4.26% the past 12 months, trailing the broad-based S&P 500 index. Real estate services stocks returned about -36% and detracted most, followed by office REITs (-19%). The residential REITs group returned -5%, while exposure to health care REITs (-7%) also hurt. Real estate operating companies (-16%) and real estate development (-25%) firms also hampered the fund’s result. In contrast, industrial REITs advanced 4% and contributed most this period. Specialized REITs also helped, gaining 1%. The retail REITs category rose roughly 1%, also proving beneficial. Other notable contributors included the hotel & resort REITs (+0%) and diversified REITs (+0%) segments. Turning to individual stocks, the biggest individual detractor was Zillow (-67%), from the real estate services category. In specialized REITs, Equinix (-13%) and Digital Realty Trust (-11%) hurt as well. Redfin, also within the real estate services segment, returned -85% and further hindered performance. Another notable detractor was Alexandria Real Estate Equities (-16%), an office REIT. In contrast, the biggest individual contributor was Public Storage (+11%), from the specialized REITs category. In industrial REITs, stakes in Prologis (+6%) and Duke Realty (+25%) helped meaningfully. Realty Income, within the retail REITs industry, advanced 13% and lifted the fund as well. Another key contributor was VICI Properties (+15%), a specialized REIT.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
33	Annual Report

Fidelity® MSCI Real Estate Index ETF
Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2022
% of fund's net assets
American Tower Corp.	8.3
Prologis, Inc.	6.6
Crown Castle International Corp.	5.3
Equinix, Inc.	4.3
Public Storage	3.5
Realty Income Corp.	3.0
Welltower, Inc.	2.6
Digital Realty Trust, Inc.	2.5
SBA Communications Corp.	2.5
Simon Property Group, Inc.	2.4
41.0

Industries as of July 31, 2022
* Includes short-term investments and net other assets.

Annual Report	34

Fidelity® MSCI Utilities Index ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® MSCI Utilities Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended July 31, 2022
Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of Fund
Fidelity MSCI Utilities Index ETF – NAVA	15.10	9.95	11.22
Fidelity MSCI Utilities Index ETF – Market PriceB	15.08	9.95	11.11
Fidelity MSCI Utilities Index ETF Capped Linked IndexA	15.17	10.07	11.36
S&P 500 IndexA	-4.64	12.83	12.45
Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Utilities Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From October 21, 2013.
B	From October 24, 2013, date initially listed on the NYSE ARCA exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Utilities Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity MSCI Utilities Index ETF Capped Linked Index and the S&P 500 Index performed over the same period.
35	Annual Report

Fidelity® MSCI Utilities Index ETF
Management’s Discussion of Fund Performance
For the fiscal year ending July 31, 2022, the exchange-traded fund's (ETF) net asset value gained 15.10%, roughly in line with the 15.17% advance of the Fidelity MSCI Utilities Index ETF Capped Linked Index. The ETF's market price rose 15.08% the past 12 months, while the broad-based S&P 500 index returned -4.64%. By subindustry, electric utilities advanced 15% and contributed most. Multi-utilities stocks also helped, gaining 19%. The gas utilities subindustry rose 20%. Other notable contributors included the independent power producers & energy traders (+14%) and renewable electricity (+3%) subindustries. In contrast, stocks in the water utilities subindustry returned about -4% and detracted most. Construction & engineering (-14%) also hurt. Turning to individual stocks, the biggest individual contributor was Exelon (+45%), from the electric utilities industry. Southern (+25%) and NextEra Energy (+10%), from the electric utilities category, also helped. Other contributors from the multi-utilities group were Sempra Energy (+31%) and Consolidated Edison (+40%). In contrast, the biggest individual detractor was American Water Works (-7%), from the water utilities segment, followed by MDU Resources Group (-14%), which is in the construction & engineering industry. Within renewable electricity, Sunnova Energy Intl returned -32% and hurt. Other detractors were Pinnacle West Capital (-8%), a stock in the electric utilities category, and AES (-4%), from the independent power producers & energy traders segment.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
Annual Report	36

Fidelity® MSCI Utilities Index ETF
Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2022
% of fund's net assets
NextEra Energy, Inc.	13.8
Duke Energy Corp.	7.0
The Southern Co.	6.8
Dominion Energy, Inc.	5.5
Sempra Energy	4.4
American Electric Power Co., Inc.	4.1
Exelon Corp.	3.8
Xcel Energy, Inc.	3.3
Consolidated Edison, Inc.	2.9
Public Service Enterprise Group, Inc.	2.8
54.4

Industries as of July 31, 2022
* Includes short-term investments and net other assets.

37	Annual Report

Fidelity® MSCI Communication Services Index ETF
Schedule of Investments July 31, 2022
Showing Percentage of Net Assets
Common Stocks – 99.9%
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES – 14.6%
Alternative Carriers – 3.3%
Anterix, Inc. (a)	8,997	$ 400,277
Bandwidth, Inc. Class A (a)	16,213	269,622
Cogent Communications Holdings, Inc.	30,258	1,930,763
EchoStar Corp. Class A (a)	25,896	511,705
Globalstar, Inc. (a)	502,327	703,258
Iridium Communications, Inc. (a)	81,014	3,622,136
Liberty Global PLC Class A (a)	109,827	2,389,835
Liberty Global PLC Class C (a)	158,158	3,620,237
Liberty Latin America Ltd. Class A (a)	27,098	199,712
Liberty Latin America Ltd. Class C (a)	108,755	798,262
Lumen Technologies, Inc.	397,541	4,329,221
		18,775,028
Integrated Telecommunication Services – 11.3%
AT&T, Inc.	1,221,783	22,945,085
ATN International, Inc.	7,780	358,191
Consolidated Communications Holdings, Inc. (a)	42,222	278,665
Frontier Communications Parent, Inc. (a)	111,624	2,892,178
IDT Corp. Class B (a)	13,856	360,672
Radius Global Infrastructure, Inc. (a)	54,776	836,977
Verizon Communications, Inc.	768,039	35,475,721
		63,147,489
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		81,922,517
ENTERTAINMENT – 21.0%
Interactive Home Entertainment – 6.3%
Activision Blizzard, Inc.	175,803	14,055,450
Electronic Arts, Inc.	71,322	9,359,586
Playstudios, Inc. (a)	57,832	232,485
ROBLOX Corp. Class A (a)	106,983	4,592,780
Skillz, Inc. (a)	166,070	262,390
Take-Two Interactive Software, Inc. (a)	52,311	6,943,239
		35,445,930
Movies & Entertainment – 14.7%
AMC Entertainment Holdings, Inc. Class A (a)	205,490	2,991,934
Cinemark Holdings, Inc. (a)	75,410	1,382,265
Endeavor Group Holdings, Inc. (a)	56,499	1,287,612
IMAX Corp. (a)	32,804	551,435
Liberty Media Corp-Liberty Braves Class A (a)	5,516	159,192
Liberty Media Corp-Liberty Braves Class C (a)	27,590	763,415

	Shares	Value

Liberty Media Corp-Liberty Formula One Class C (a)	83,374	$ 5,650,256
Lions Gate Entertainment Corp. Class A (a)	41,091	359,957
Lions Gate Entertainment Corp. Class B (a)	84,783	704,547
Live Nation Entertainment, Inc. (a)	55,844	5,248,778
Madison Square Garden Entertainment Corp. (a)	17,277	1,006,040
Madison Square Garden Sports Corp. Class A (a)	10,367	1,594,237
Netflix, Inc. (a)	86,448	19,442,155
Roku, Inc. (a)	38,084	2,495,264
The Marcus Corp. (a)	15,306	251,478
The Walt Disney Co. (a)	256,686	27,234,385
Warner Bros Discovery, Inc. (a)	605,046	9,075,690
World Wrestling Entertainment, Inc. Class A	30,719	2,129,134
		82,327,774
TOTAL ENTERTAINMENT		117,773,704
INTERACTIVE MEDIA & SERVICES – 42.0%
Interactive Media & Services – 42.0%
Alphabet, Inc. Class A (a)	587,466	68,334,045
Alphabet, Inc. Class C (a)	532,046	62,057,845
Angi, Inc. (a)	50,620	263,224
Bumble, Inc. Class A (a)	49,923	1,893,080
Cargurus, Inc. (a)	60,472	1,468,865
Cars.com, Inc. (a)	45,956	540,443
Eventbrite, Inc. Class A (a)	60,648	567,665
EverQuote, Inc. Class A (a)	12,011	125,515
fuboTV, Inc. (a)	96,879	243,166
IAC/InterActive Corp. (a)	34,585	2,369,073
Match Group, Inc. (a)	71,245	5,222,971
MediaAlpha, Inc. Class A (a)	15,466	190,541
Meta Platforms, Inc. Class A (a)	422,265	67,182,362
Nextdoor Holdings, Inc. (a)	31,064	104,064
Pinterest, Inc. Class A (a)	178,490	3,476,985
QuinStreet, Inc. (a)	36,541	392,816
Snap, Inc. Class A (a)	304,103	3,004,538
TripAdvisor, Inc. (a)	70,480	1,339,825
TrueCar, Inc. (a)	62,055	159,481
Twitter, Inc. (a)	195,739	8,144,700
Vimeo, Inc. (a)	104,192	579,308
Yelp, Inc. (a)	51,112	1,567,094
Ziff Davis, Inc. (a)	30,100	2,464,889
ZipRecruiter, Inc. (a)	27,146	475,869
ZoomInfo Technologies, Inc. Class A (a)	90,687	3,436,130
		235,604,494
Internet & Direct Marketing Retail – 0.0%
Shutterstock, Inc.	189	10,678
TOTAL INTERACTIVE MEDIA & SERVICES		235,615,172

See accompanying notes which are an integral part of the financial statements.
Annual Report	38

Common Stocks – continued
	Shares	Value
LEISURE PRODUCTS – 0.0%
Leisure Products – 0.0%
Vinco Ventures, Inc. (a)	85,419	$ 64,918
MEDIA – 18.4%
Advertising – 2.5%
AdTheorent Holding Co., Inc. (a)	15,337	43,097
Advantage Solutions, Inc. (a)	55,957	248,449
Boston Omaha Corp. Class A (a)	14,000	341,600
Cardlytics, Inc. (a)	23,161	319,622
Clear Channel Outdoor Holdings, Inc. (a)	231,001	358,052
Innovid Corp. (a)	42,396	112,773
Loyalty Ventures, Inc. (a)	14,921	44,017
Magnite, Inc. (a)	83,336	636,687
Omnicom Group, Inc.	79,540	5,555,074
PubMatic, Inc. (a)	26,982	447,631
Stagwell, Inc. (a)	43,952	290,523
TechTarget, Inc. (a)	19,691	1,283,656
The Interpublic Group of Cos., Inc.	148,318	4,430,259
Thryv Holdings, Inc. (a)	14,233	346,431
		14,457,871
Broadcasting – 4.1%
AMC Networks, Inc. Class A (a)	19,536	596,239
Audacy, Inc. (a)	86,583	55,153
Fox Corp. Class A	125,665	4,160,768
Fox Corp. Class B	99,659	3,079,463
Gray Television, Inc.	55,278	1,026,512
iHeartMedia, Inc. Class A (a)	79,985	598,288
Nexstar Media Group, Inc. Class A	24,736	4,659,520
Paramount Global Class B	185,091	4,377,402
Sinclair Broadcast Group, Inc. Class A	34,620	756,101
TEGNA, Inc.	147,603	3,090,807
The E.W. Scripps Co. Class A (a)	37,292	531,784
		22,932,037
Cable & Satellite – 10.2%
Altice USA, Inc. Class A (a)	151,378	1,590,983
Cable One, Inc.	2,573	3,542,198
Charter Communications, Inc. Class A (a)	27,567	11,911,701
Comcast Corp. Class A	618,943	23,222,741
DISH Network Corp. Class A (a)	129,828	2,255,112
Liberty Broadband Corp. Class C (a)	43,735	4,764,054
Liberty Media Corp-Liberty SiriusXM Class A (a)	53,042	2,113,724

	Shares	Value

Liberty Media Corp-Liberty SiriusXM Class C (a)	84,954	$ 3,382,868
Sirius XM Holdings, Inc.	553,661	3,698,455
WideOpenWest, Inc. (a)	36,831	676,954
		57,158,790
Publishing – 1.6%
Gannett Co., Inc. (a)	94,953	285,808
John Wiley & Sons, Inc. Class A	31,026	1,620,178
News Corp. Class A	189,810	3,253,343
Scholastic Corp.	20,710	974,820
The New York Times Co. Class A	86,089	2,750,544
		8,884,693
TOTAL MEDIA		103,433,391
WIRELESS TELECOMMUNICATION SERVICES – 3.9%
Wireless Telecommunication Services – 3.9%
Gogo, Inc. (a)	34,790	603,955
Shenandoah Telecommunications Co.	33,268	741,877
Telephone & Data Systems, Inc.	71,298	1,127,221
T-Mobile US, Inc. (a)	132,073	18,894,363
United States Cellular Corp. (a)	11,093	324,914
TOTAL WIRELESS TELECOMMUNICATION SERVICES		21,692,330
TOTAL COMMON STOCKS (Cost $674,683,917)		560,502,032
Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.84% (b) (Cost $940,000)	940,000	940,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $675,623,917)		561,442,032
NET OTHER ASSETS (LIABILITIES) – (0.0%)		(196,500)
NET ASSETS – 100.0%		$ 561,245,532

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
See accompanying notes which are an integral part of the financial statements.
39	Annual Report

Fidelity® MSCI Communication Services Index ETF
Schedule of Investments–continued
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini S&P Communication Service Select Sector Index Contracts (United States)	10	September 2022	$738,875	$(5,223)	$(5,223)
The notional amount of futures purchased as a percentage of Net Assets is 0.1%
Investment Valuation
The following is a summary of the inputs used, as of July 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 560,502,032	$ 560,502,032	$ —	$ —
Money Market Funds	940,000	940,000	—	—
Total Investments in Securities:	$ 561,442,032	$ 561,442,032	$ —	$ —
Derivative Instruments:
Liabilities
Futures Contracts	$ (5,223)	$ (5,223)	$ —	$ —
Total Liabilities	$ (5,223)	$ (5,223)	$ —	$ —
Total Derivative Instruments:	$ (5,223)	$ (5,223)	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$0	$(5,223)
Total Equity Risk	0	(5,223)
Total Value of Derivatives	$0	$(5,223)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Annual Report	40

Fidelity® MSCI Consumer Discretionary Index ETF
Schedule of Investments July 31, 2022
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
AUTO COMPONENTS – 2.1%
Auto Parts & Equipment – 2.0%
Adient PLC (a)	27,445	$ 927,092
American Axle & Manufacturing Holdings, Inc. (a)	47,052	419,233
Aptiv PLC (a)	67,283	7,057,314
Autoliv, Inc.	22,178	1,907,308
BorgWarner, Inc.	62,035	2,385,866
Dana, Inc.	40,729	682,618
Dorman Products, Inc. (a)	7,993	808,012
Fox Factory Holding Corp. (a)	12,119	1,147,185
Gentex Corp.	62,214	1,755,679
Gentherm, Inc. (a)	10,233	660,642
Holley, Inc. (a)	3,393	27,110
LCI Industries	7,419	1,002,233
Lear Corp.	15,583	2,355,215
Luminar Technologies, Inc. (a)	2,371	16,028
Modine Manufacturing Co. (a)	3,211	42,128
Patrick Industries, Inc.	922	55,984
Solid Power, Inc. (a)	3,234	20,504
Standard Motor Products, Inc.	8,559	391,489
Stoneridge, Inc. (a)	14,049	264,402
Tenneco, Inc. Class A (a)	28,926	545,834
Visteon Corp. (a)	8,217	1,048,325
XPEL, Inc. (a)	1,521	93,222
		23,613,423
Tires & Rubber – 0.1%
The Goodyear Tire & Rubber Co. (a)	80,612	989,915
TOTAL AUTO COMPONENTS		24,603,338
AUTOMOBILES – 18.2%
Automobile Manufacturers – 18.1%
Canoo, Inc. (a)	9,335	32,299
Faraday Future Intelligent Electric, Inc. (a)	9,646	21,318
Fisker, Inc. (a)	4,116	39,431
Ford Motor Co.	968,887	14,232,950
General Motors Co.	325,227	11,792,731
Lordstown Motors Corp. Class A (a)	15,086	33,793
Lucid Group, Inc. (a)	50,714	925,531
Rivian Automotive, Inc. (a)	14,700	504,210
Tesla, Inc. (a)	204,872	182,633,144
Thor Industries, Inc.	15,379	1,296,911
Winnebago Industries, Inc.	10,677	644,570
Workhorse Group, Inc. (a)	8,484	27,743
		212,184,631
Motorcycle Manufacturers – 0.1%
Harley-Davidson, Inc.	39,488	1,493,041
TOTAL AUTOMOBILES		213,677,672

	Shares	Value
DISTRIBUTORS – 1.1%
Distributors – 1.1%
Funko, Inc. Class A (a)	2,224	$ 58,291
Genuine Parts Co.	35,604	5,442,784
LKQ Corp.	68,792	3,772,553
Pool Corp.	10,150	3,630,655
TOTAL DISTRIBUTORS		12,904,283
DIVERSIFIED CONSUMER SERVICES – 1.3%
Education Services – 0.6%
2U, Inc. (a)	2,873	28,127
Adtalem Global Education, Inc. (a)	16,731	670,913
American Public Education, Inc. (a)	15,041	236,294
Bright Horizons Family Solutions, Inc. (a)	16,008	1,499,470
Chegg, Inc. (a)	34,741	739,983
Coursera, Inc. (a)	1,398	19,418
Duolingo, Inc. (a)	331	30,369
Graham Holdings Co. Class B	1,200	713,388
Grand Canyon Education, Inc. (a)	10,256	985,294
Laureate Education, Inc. Class A	39,427	466,816
Perdoceo Education Corp. (a)	30,589	419,069
PowerSchool Holdings, Inc. (a)	2,044	29,454
Strategic Education, Inc.	7,922	569,037
Stride, Inc. (a)	13,636	609,257
		7,016,889
Specialized Consumer Services – 0.7%
ADT, Inc.	3,864	28,207
Carriage Services, Inc.	7,267	263,647
European Wax Center, Inc.	1,660	34,727
Frontdoor, Inc. (a)	25,764	689,702
H&R Block, Inc.	44,406	1,774,464
Mister Car Wash, Inc. (a)	2,535	29,406
OneSpaWorld Holdings Ltd. (a)	31,406	226,437
Rover Group, Inc. (a)	5,577	24,371
Service Corp. International	41,405	3,083,016
Terminix Global Holdings, Inc. (a)	32,795	1,465,936
The Beachbody Co., Inc. (a)	15,913	19,096
Vivint Smart Home, Inc. (a)	4,125	19,718
WW International, Inc. (a)	24,043	159,646
		7,818,373
TOTAL DIVERSIFIED CONSUMER SERVICES		14,835,262
HOTELS, RESTAURANTS & LEISURE – 16.9%
Casinos & Gaming – 1.6%
Accel Entertainment, Inc. (a)	28,494	343,638
Bally's Corp. (a)	14,089	309,535
Boyd Gaming Corp.	22,822	1,266,849
Caesars Entertainment, Inc. (a)	49,783	2,274,585
Churchill Downs, Inc.	9,063	1,901,417
DraftKings Inc. Class A (a)	15,197	208,655
Everi Holdings, Inc. (a)	30,404	584,061

See accompanying notes which are an integral part of the financial statements.
41	Annual Report

Fidelity® MSCI Consumer Discretionary Index ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE – continued
Casinos & Gaming – continued
Golden Entertainment, Inc. (a)	1,183	$ 51,898
Las Vegas Sands Corp. (a)	87,941	3,314,496
Light & Wonder, Inc. (a)	21,507	1,095,567
MGM Resorts International	89,739	2,937,158
Monarch Casino & Resort, Inc. (a)	5,640	361,806
Penn National Gaming, Inc. (a)	45,433	1,569,710
Red Rock Resorts, Inc. Class A	17,262	678,915
Rush Street Interactive, Inc. (a)	3,844	21,296
Wynn Resorts Ltd. (a)	28,763	1,825,875
		18,745,461
Hotels, Resorts & Cruise Lines – 5.3%
Airbnb, Inc. Class A (a)	63,546	7,052,335
Booking Holdings, Inc. (a)	10,020	19,395,614
Carnival Corp. (a)	223,226	2,022,427
Choice Hotels International, Inc.	9,879	1,194,075
Expedia Group, Inc. (a)	36,673	3,889,172
Hilton Grand Vacations, Inc. (a)	24,912	1,015,662
Hilton Worldwide Holdings, Inc.	69,021	8,839,519
Hyatt Hotels Corp. Class A (a)	1,152	95,328
Lindblad Expeditions Holdings, Inc. (a)	18,993	150,045
Marriott International, Inc. Class A	68,396	10,862,653
Marriott Vacations Worldwide Corp.	10,720	1,467,782
Membership Collective Group, Inc. (a)	3,320	22,410
Norwegian Cruise Line Holdings Ltd. (a)	110,351	1,340,765
Playa Hotels & Resorts N.V. (a)	48,810	334,837
Royal Caribbean Cruises Ltd. (a)	58,454	2,262,754
Target Hospitality Corp. (a)	4,664	64,130
Travel + Leisure Co.	23,825	1,027,096
Wyndham Hotels & Resorts, Inc.	24,249	1,683,123
		62,719,727
Leisure Facilities – 0.5%
Bowlero Corp. (a)	2,573	29,435
F45 Training Holdings, Inc. (a)	4,354	8,577
Life Time Group Holdings, Inc. (a)	1,939	28,115
Planet Fitness, Inc. Class A (a)	22,513	1,774,250
RCI Hospitality Holdings, Inc.	500	28,480
SeaWorld Entertainment, Inc. (a)	14,661	699,770
Six Flags Entertainment Corp. (a)	23,802	539,591
Vail Resorts, Inc.	10,409	2,468,286
		5,576,504
Restaurants – 9.5%
Aramark	60,459	2,019,331
BJ's Restaurants, Inc. (a)	11,306	265,352
Bloomin' Brands, Inc.	27,640	563,580
Brinker International, Inc. (a)	15,828	439,227
Chipotle Mexican Grill, Inc. (a)	6,877	10,757,141
Chuys Holdings, Inc. (a)	1,084	24,097
Cracker Barrel Old Country Store, Inc.	6,796	646,096
Darden Restaurants, Inc.	32,279	4,018,413

	Shares	Value

Dave & Buster's Entertainment, Inc. (a)	13,258	$ 495,319
Denny's Corp. (a)	29,765	289,018
Dine Brands Global, Inc.	5,915	421,799
Domino's Pizza, Inc.	9,273	3,636,036
Dutch Bros, Inc. (a)	798	29,917
El Pollo Loco Holdings, Inc. (a)	18,163	176,544
Jack in the Box, Inc.	7,241	500,643
Krispy Kreme, Inc.	3,269	46,681
McDonald's Corp.	181,675	47,847,745
Papa John's International, Inc.	10,058	964,462
Portillo's, Inc. Class A (a)	1,542	35,204
Ruth's Hospitality Group, Inc.	15,746	276,342
Shake Shack, Inc. Class A (a)	11,538	593,745
Starbucks Corp.	282,070	23,913,894
Texas Roadhouse, Inc.	17,733	1,546,672
The Cheesecake Factory, Inc. (a)	15,955	466,365
The Wendy's Co.	53,590	1,126,998
Wingstop, Inc.	9,201	1,160,982
Yum! Brands, Inc.	71,597	8,773,496
		111,035,099
TOTAL HOTELS, RESTAURANTS & LEISURE		198,076,791
HOUSEHOLD DURABLES – 4.0%
Consumer Electronics – 0.4%
Garmin Ltd.	38,823	3,789,901
GoPro, Inc. Class A (a)	53,357	339,351
Snap One Holdings Corp. (a)	1,981	24,089
Sonos, Inc. (a)	32,321	714,617
Universal Electronics, Inc. (a)	8,550	237,263
Vuzix Corp. (a)	4,572	37,353
		5,142,574
Home Furnishings – 0.5%
Ethan Allen Interiors, Inc.	11,760	270,362
La-Z-Boy, Inc.	16,254	452,999
Leggett & Platt, Inc.	36,108	1,431,321
Mohawk Industries, Inc. (a)	13,676	1,757,093
Purple Innovation, Inc. (a)	4,663	16,274
Tempur Sealy International, Inc.	47,125	1,294,995
The Lovesac Co. (a)	2,052	63,940
		5,286,984
Homebuilding – 2.6%
Cavco Industries, Inc. (a)	2,796	720,781
Century Communities, Inc.	10,121	517,892
D.R. Horton, Inc.	83,925	6,548,668
Dream Finders Homes, Inc. (a)	2,535	32,955
Green Brick Partners, Inc. (a)	14,081	377,371
Hovnanian Enterprises, Inc. (a)	530	25,710
Installed Building Products, Inc.	8,451	857,100
KB Home	23,598	770,239
Lennar Corp. Class A	65,418	5,560,530
LGI Homes, Inc. (a)	6,759	762,415

See accompanying notes which are an integral part of the financial statements.
Annual Report	42

Common Stocks – continued
	Shares	Value
HOUSEHOLD DURABLES – continued
Homebuilding – continued
M.D.C. Holdings, Inc.	17,665	$ 640,356
M/I Homes, Inc. (a)	10,079	463,735
Meritage Homes Corp. (a)	10,731	947,547
NVR, Inc. (a)	815	3,580,377
PulteGroup, Inc.	63,732	2,779,990
Skyline Champion Corp. (a)	15,933	1,008,559
Taylor Morrison Home Corp. (a)	33,219	953,385
Toll Brothers, Inc.	29,902	1,470,580
TopBuild Corp. (a)	8,777	1,858,266
Tri Pointe Homes, Inc. (a)	32,932	609,901
		30,486,357
Household Appliances – 0.3%
Cricut, Inc. (a)	3,759	25,336
Helen of Troy Ltd. (a)	6,620	885,690
iRobot Corp. (a)	9,708	446,665
Traeger, Inc. (a)	6,035	18,527
Weber, Inc.	3,169	20,187
Whirlpool Corp.	15,067	2,604,632
		4,001,037
Housewares & Specialties – 0.2%
Newell Brands, Inc.	105,047	2,123,000
Tupperware Brands Corp. (a)	2,940	21,932
		2,144,932
TOTAL HOUSEHOLD DURABLES		47,061,884
INTERNET & DIRECT MARKETING RETAIL – 26.9%
Internet & Direct Marketing Retail – 26.9%
1-800-FLOWERS.com, Inc. Class A (a)	17,407	173,548
Amazon.com, Inc. (a)	2,167,232	292,467,958
BARK, Inc. (a)	8,557	12,237
Boxed, Inc. (a)	3,669	6,898
CarParts.com, Inc. (a)	5,109	40,770
Chewy, Inc. Class A (a)	966	37,490
ContextLogic, Inc. Class A (a)	18,415	27,622
DoorDash, Inc. Class A (a)	14,796	1,032,021
Duluth Holdings, Inc. Class B (a)	5,223	50,350
eBay, Inc.	146,163	7,107,907
Etsy, Inc. (a)	31,903	3,308,979
Groupon, Inc. (a)	14,076	149,206
Lands' End, Inc. (a)	12,913	164,641
Liquidity Services, Inc. (a)	1,707	34,362
MercadoLibre, Inc. (a)	11,236	9,142,846
Overstock.com, Inc. (a)	13,554	393,066
PetMed Express, Inc.	11,552	252,065
Porch Group, Inc. (a)	7,002	13,514
Poshmark, Inc. Class A (a)	2,249	24,267
Quotient Technology, Inc. (a)	44,960	124,539
Qurate Retail, Inc. Class A	121,313	331,184
Revolve Group, Inc. (a)	14,445	409,082

	Shares	Value

Stitch Fix, Inc. Class A (a)	18,667	$ 111,442
The RealReal, Inc. (a)	17,650	41,124
ThredUp, Inc. (a)	6,286	14,143
Wayfair, Inc. Class A (a)	17,793	959,221
		316,430,482
Internet Retail – 0.0%
Vivid Seats, Inc. Class A	3,200	26,752
Xometry, Inc. (a)	798	30,324
		57,076
TOTAL INTERNET & DIRECT MARKETING RETAIL		316,487,558
LEISURE PRODUCTS – 1.1%
Leisure Products – 1.1%
Acushnet Holdings Corp.	12,614	614,680
AMMO, Inc. (a)	6,687	32,632
Brunswick Corp.	20,489	1,641,579
Callaway Golf Co. (a)	34,820	799,119
Clarus Corp.	1,593	32,848
Hasbro, Inc.	33,821	2,662,389
Johnson Outdoors, Inc. Class A	3,666	246,758
Latham Group, Inc. (a)	3,289	18,057
Malibu Boats, Inc. Class A (a)	7,574	472,996
Mattel, Inc. (a)	91,201	2,115,863
Peloton Interactive, Inc. Class A (a)	56,193	533,272
Polaris, Inc.	15,318	1,796,495
Smith & Wesson Brands, Inc.	21,338	310,468
Sturm Ruger & Co., Inc.	6,444	426,142
Vista Outdoor, Inc. (a)	17,516	527,232
YETI Holdings, Inc. (a)	23,320	1,183,956
TOTAL LEISURE PRODUCTS		13,414,486
MULTILINE RETAIL – 4.0%
Department Stores – 0.3%
Dillard's, Inc. Class A	2,015	458,110
Kohl's Corp.	37,071	1,080,249
Macy's, Inc.	77,763	1,372,517
Nordstrom, Inc.	33,065	777,358
		3,688,234
General Merchandise Stores – 3.7%
Big Lots, Inc.	11,793	238,100
Dollar General Corp.	57,076	14,179,391
Dollar Tree, Inc. (a)	55,666	9,204,930
Franchise Group, Inc.	2,120	69,811
Ollie's Bargain Outlet Holdings, Inc. (a)	16,826	991,893
Target Corp.	117,565	19,207,770
		43,891,895
TOTAL MULTILINE RETAIL		47,580,129
SPECIALTY RETAIL – 18.4%
Apparel Retail – 2.9%
Abercrombie & Fitch Co. Class A (a)	20,409	363,484
See accompanying notes which are an integral part of the financial statements.
43	Annual Report

Fidelity® MSCI Consumer Discretionary Index ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
SPECIALTY RETAIL – continued
Apparel Retail – continued
American Eagle Outfitters, Inc.	49,442	$ 595,282
Boot Barn Holdings, Inc. (a)	9,094	566,556
Burlington Stores, Inc. (a)	17,097	2,412,900
Caleres, Inc.	1,783	44,254
Chico's FAS, Inc. (a)	5,648	28,353
Designer Brands, Inc. Class A	24,457	352,914
Foot Locker, Inc.	26,492	751,578
Genesco, Inc. (a)	5,824	326,435
Guess?, Inc.	16,715	316,081
Ross Stores, Inc.	87,703	7,126,746
Shoe Carnival, Inc.	9,512	207,457
The Buckle, Inc.	11,775	355,605
The Children's Place, Inc. (a)	6,393	277,073
The Gap, Inc.	62,681	602,991
The TJX Cos., Inc.	292,757	17,905,018
Urban Outfitters, Inc. (a)	22,470	460,185
Victoria's Secret & Co. (a)	24,349	899,939
Zumiez, Inc. (a)	9,042	235,092
		33,827,943
Automotive Retail – 3.4%
Advance Auto Parts, Inc.	15,633	3,026,861
America's Car-Mart, Inc. (a)	2,871	297,349
Arko Corp.	7,505	68,521
Asbury Automotive Group, Inc. (a)	6,117	1,049,922
AutoNation, Inc. (a)	10,924	1,297,116
AutoZone, Inc. (a)	5,097	10,894,277
Camping World Holdings, Inc. Class A	15,509	419,363
CarMax, Inc. (a)	40,860	4,067,204
Carvana Co. (a)	21,077	614,395
EVgo, Inc. (a)	2,994	26,856
Group 1 Automotive, Inc.	4,765	843,024
Lithia Motors, Inc.	7,642	2,027,270
Monro, Inc.	11,290	566,194
Murphy USA, Inc.	6,342	1,803,411
O'Reilly Automotive, Inc. (a)	16,549	11,643,711
Penske Automotive Group, Inc.	8,813	1,009,000
Sonic Automotive, Inc. Class A	8,268	346,016
TravelCenters of America, Inc. (a)	813	33,918
Volta, Inc. (a)	12,122	22,305
		40,056,713
Computer & Electronics Retail – 0.6%
Best Buy Co., Inc.	54,547	4,199,573
GameStop Corp. Class A (a)	66,563	2,263,808
Rent-A-Center, Inc.	18,926	445,329
		6,908,710
Home Improvement Retail – 9.4%
Floor & Decor Holdings, Inc. Class A (a)	24,274	1,955,756
GrowGeneration Corp. (a)	5,602	27,170
Lowe's Cos., Inc.	163,907	31,393,108

	Shares	Value

Lumber Liquidators Holdings, Inc. (a)	3,090	$ 31,023
The Home Depot, Inc.	253,936	76,419,500
		109,826,557
Homefurnishing Retail – 0.4%
Bed Bath & Beyond, Inc. (a)	41,376	208,121
Haverty Furniture Cos., Inc.	9,052	247,391
RH (a)	4,522	1,263,583
Sleep Number Corp. (a)	8,588	386,975
The Aaron's Co., Inc.	11,577	150,733
Williams-Sonoma, Inc.	18,851	2,722,461
		4,979,264
Specialty Stores – 1.7%
Academy Sports & Outdoors, Inc.	1,859	79,993
Bath & Body Works, Inc.	66,109	2,349,514
Dick's Sporting Goods, Inc.	16,945	1,585,883
Five Below, Inc. (a)	14,675	1,864,752
Hibbett, Inc.	5,996	281,332
Leslie's, Inc. (a)	2,241	33,974
MarineMax, Inc. (a)	8,823	360,331
National Vision Holdings, Inc. (a)	25,382	739,631
Party City Holdco, Inc. (a)	19,836	22,613
Petco Health & Wellness Co., Inc. (a)	1,859	25,877
Sally Beauty Holdings, Inc. (a)	36,622	468,029
Signet Jewelers Ltd.	15,227	928,238
Sportsman's Warehouse Holdings, Inc. (a)	4,263	42,033
The Container Store Group, Inc. (a)	3,578	26,692
The ODP Corp. (a)	14,362	521,341
Tractor Supply Co.	28,223	5,404,140
Ulta Beauty, Inc. (a)	13,557	5,272,453
Warby Parker, Inc. (a)	1,653	20,481
Winmark Corp.	1,489	330,781
		20,358,088
TOTAL SPECIALTY RETAIL		215,957,275
TEXTILES, APPAREL & LUXURY GOODS – 5.8%
Apparel, Accessories & Luxury Goods – 2.2%
Capri Holdings Ltd. (a)	39,004	1,898,715
Carter's, Inc.	11,850	965,538
Columbia Sportswear Co.	10,580	783,026
G-III Apparel Group Ltd. (a)	16,661	368,041
Hanesbrands, Inc.	97,851	1,093,974
Kontoor Brands, Inc.	16,295	594,767
Levi Strauss & Co. Class A	28,852	545,880
Lululemon Athletica, Inc. (a)	29,213	9,070,929
Movado Group, Inc.	1,503	51,072
Oxford Industries, Inc.	5,558	530,233
PLBY Group, Inc. (a)	3,041	19,523
PVH Corp.	18,999	1,176,418
Ralph Lauren Corp.	12,671	1,249,741
Tapestry, Inc.	68,517	2,304,227

See accompanying notes which are an integral part of the financial statements.
Annual Report	44

Common Stocks – continued
	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS – continued
Apparel, Accessories & Luxury Goods – continued
Under Armour, Inc. Class A (a)	60,401	$ 559,313
Under Armour, Inc. Class C (a)	68,369	564,728
VF Corp.	83,532	3,732,210
		25,508,335
Footwear – 3.6%
Allbirds, Inc. (a)	5,767	29,642
Crocs, Inc. (a)	17,669	1,265,807
Deckers Outdoor Corp. (a)	7,170	2,245,716
NIKE, Inc. Class B	311,989	35,853,776
Skechers U.S.A., Inc. Class A (a)	36,568	1,388,121
Steven Madden Ltd.	22,827	723,616
Wolverine World Wide, Inc.	27,102	608,982
		42,115,660
TOTAL TEXTILES, APPAREL & LUXURY GOODS		67,623,995
TOTAL COMMON STOCKS (Cost $1,175,063,487)		1,172,222,673
Money Market Fund – 0.1%
	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.84% (b) (Cost $1,840,000)	1,840,000	$ 1,840,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $1,176,903,487)		1,174,062,673
NET OTHER ASSETS (LIABILITIES) – 0.1%		953,368
NET ASSETS – 100.0%		$1,175,016,041

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	2	September 2022	$ 188,530	$ 3,456	$ 3,456
CME E-mini S&P Consumer Discretionary Select Sector Index Contracts (United States)	15	September 2022	2,471,400	166,795	166,795
Total Equity Index Contracts					$170,251
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
See accompanying notes which are an integral part of the financial statements.
45	Annual Report

Fidelity® MSCI Consumer Discretionary Index ETF
Schedule of Investments–continued
Investment Valuation
The following is a summary of the inputs used, as of July 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,172,222,673	$ 1,172,222,673	$ —	$ —
Money Market Funds	1,840,000	1,840,000	—	—
Total Investments in Securities:	$ 1,174,062,673	$ 1,174,062,673	$ —	$ —
Derivative Instruments:
Assets
Futures Contracts	$ 170,251	$ 170,251	$ —	$ —
Total Assets	$ 170,251	$ 170,251	$ —	$ —
Total Derivative Instruments:	$ 170,251	$ 170,251	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$170,251	$0
Total Equity Risk	170,251	0
Total Value of Derivatives	$170,251	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Annual Report	46

Fidelity® MSCI Consumer Staples Index ETF
Schedule of Investments July 31, 2022
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
BEVERAGES – 25.3%
Brewers – 0.7%
Molson Coors Beverage Co. Class B	92,327	$5,516,538
The Boston Beer Co., Inc. Class A (a)	5,855	2,227,418
		7,743,956
Distillers & Vintners – 2.9%
Brown-Forman Corp. Class B	142,214	10,555,123
Constellation Brands, Inc. Class A	72,613	17,885,308
MGP Ingredients, Inc.	14,449	1,519,746
The Duckhorn Portfolio, Inc. (a)	48,080	881,787
Vintage Wine Estates, Inc. (a)	8,370	61,436
		30,903,400
Soft Drinks – 21.7%
Celsius Holdings, Inc. (a)	27,834	2,476,113
Coca-Cola Consolidated, Inc.	3,796	1,947,348
Keurig Dr Pepper, Inc.	319,013	12,358,564
Monster Beverage Corp. (a)	176,446	17,577,550
National Beverage Corp.	28,322	1,534,486
PepsiCo, Inc.	525,023	91,858,024
The Coca-Cola Co.	1,579,401	101,350,162
		229,102,247
TOTAL BEVERAGES		267,749,603
FOOD & STAPLES RETAILING – 22.9%
Drug Retail – 1.3%
Rite Aid Corp. (a)	93,384	768,551
Walgreens Boots Alliance, Inc.	328,915	13,031,612
		13,800,163
Food Distributors – 3.0%
Performance Food Group Co. (a)	84,388	4,194,927
SpartanNash Co.	40,534	1,308,843
Sysco Corp.	223,795	19,000,196
The Andersons, Inc.	35,232	1,274,341
The Chefs' Warehouse, Inc. (a)	37,866	1,310,542
United Natural Foods, Inc. (a)	45,308	1,926,043
US Foods Holding Corp. (a)	110,540	3,482,010
		32,496,902
Food Retail – 2.5%
Casey's General Stores, Inc.	19,779	4,008,214
Grocery Outlet Holding Corp. (a)	61,827	2,641,250
Ingles Markets, Inc. Class A	15,593	1,488,508
Sprouts Farmers Market, Inc. (a)	79,801	2,205,700
The Kroger Co.	310,914	14,438,846
Weis Markets, Inc.	18,081	1,390,971
		26,173,489
Hypermarkets & Super Centers – 16.1%
BJ's Wholesale Club Holdings, Inc. (a)	71,702	4,854,225
Costco Wholesale Corp.	164,872	89,245,214
PriceSmart, Inc.	21,614	1,434,737

	Shares	Value

Walmart, Inc.	564,854	$ 74,588,971
		170,123,147
TOTAL FOOD & STAPLES RETAILING		242,593,701
FOOD PRODUCTS – 20.4%
Agricultural Products – 3.5%
AppHarvest, Inc. (a)	92,532	355,323
Archer-Daniels-Midland Co.	246,182	20,376,484
Benson Hill, Inc. (a)	19,032	61,854
Bunge Ltd.	66,951	6,181,586
Darling Ingredients, Inc. (a)	78,548	5,441,805
Fresh Del Monte Produce, Inc.	43,339	1,287,602
Ingredion, Inc.	37,103	3,375,631
Local Bounti Corp. (a)	12,709	49,184
		37,129,469
Food Retail – 0.0%
Fresh Market, Inc. (a)	6,179	0
Packaged Foods & Meats – 16.9%
B&G Foods, Inc.	53,539	1,322,949
Beyond Meat, Inc. (a)	37,801	1,209,254
BRC, Inc. Class A	6,272	58,894
Calavo Growers, Inc.	26,798	1,079,959
Cal-Maine Foods, Inc.	33,821	1,728,591
Campbell Soup Co.	101,097	4,989,137
Conagra Brands, Inc.	224,575	7,682,711
Flowers Foods, Inc.	114,602	3,255,843
Freshpet, Inc. (a)	26,603	1,421,664
General Mills, Inc.	266,101	19,901,694
Hormel Foods Corp.	142,540	7,032,924
Hostess Brands, Inc. (a)	97,667	2,209,228
J&J Snack Foods Corp.	11,660	1,580,047
John B Sanfilippo & Son, Inc.	13,890	1,040,361
Kellogg Co.	119,959	8,867,369
Lamb Weston Holdings, Inc.	73,454	5,851,346
Lancaster Colony Corp.	13,244	1,753,241
McCormick & Co., Inc. (non-vtg.)	112,963	9,867,318
Mission Produce, Inc. (a)	23,665	335,570
Mondelez International, Inc. Class A	597,029	38,233,737
Pilgrim's Pride Corp. (a)	49,007	1,537,350
Post Holdings, Inc. (a)	32,495	2,825,115
Seaboard Corp.	341	1,384,678
Sovos Brands, Inc. (a)	4,828	68,364
Tattooed Chef, Inc. (a)	68,703	433,516
The Hain Celestial Group, Inc. (a)	68,163	1,550,708
The Hershey Co.	65,267	14,878,265
The JM Smucker Co.	52,191	6,905,913
The Kraft Heinz Co.	304,774	11,224,826
The Simply Good Foods Co. (a)	56,575	1,845,477
Tootsie Roll Industries, Inc.	27,341	960,216
TreeHouse Foods, Inc. (a)	43,820	1,902,664
Tyson Foods, Inc. Class A	132,818	11,689,312

See accompanying notes which are an integral part of the financial statements.
47	Annual Report

Fidelity® MSCI Consumer Staples Index ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
FOOD PRODUCTS – continued
Packaged Foods & Meats – continued
Utz Brands, Inc.	78,702	$1,323,768
Vital Farms, Inc. (a)	26,843	316,747
		178,268,756
TOTAL FOOD PRODUCTS		215,398,225
HOUSEHOLD PRODUCTS – 19.3%
Household Products – 19.3%
Central Garden and Pet Co. (a)	16,311	706,919
Central Garden and Pet Co. Class A (a)	36,031	1,470,065
Church & Dwight Co., Inc.	111,453	9,804,520
Colgate-Palmolive Co.	346,629	27,293,567
Energizer Holdings, Inc.	48,673	1,437,314
Kimberly-Clark Corp.	148,077	19,515,068
Reynolds Consumer Products, Inc.	54,298	1,577,900
Spectrum Brands Holdings, Inc.	26,839	1,866,384
The Clorox Co.	57,761	8,192,820
The Procter & Gamble Co.	943,177	131,016,717
WD-40 Co.	9,747	1,728,825
TOTAL HOUSEHOLD PRODUCTS		204,610,099
PERSONAL PRODUCTS – 4.1%
Personal Products – 4.1%
BellRing Brands, Inc. (a)	81,796	1,974,556
Coty, Inc. Class A (a)	224,723	1,644,972
Edgewell Personal Care Co.	43,545	1,732,220
elf Beauty, Inc. (a)	49,277	1,652,258
Herbalife Nutrition Ltd. (a)	63,057	1,539,221
Inter Parfums, Inc.	17,748	1,481,426
Medifast, Inc.	8,907	1,498,068
Nu Skin Enterprises, Inc. Class A	35,617	1,549,696
The Beauty Health Co. (a)	97,688	1,301,204
The Estee Lauder Cos., Inc. Class A	99,864	27,272,858

	Shares	Value

The Honest Co., Inc. (a)	45,566	$ 152,191
USANA Health Sciences, Inc. (a)	13,905	968,066
Veru, Inc. (a)	85,391	1,033,231
TOTAL PERSONAL PRODUCTS		43,799,967
TOBACCO – 7.7%
Tobacco – 7.7%
Altria Group, Inc.	779,940	34,208,168
Philip Morris International, Inc.	447,794	43,503,187
Turning Point Brands, Inc.	23,934	574,416
Universal Corp.	24,272	1,357,048
Vector Group Ltd.	124,534	1,387,309
TOTAL TOBACCO		81,030,128
TOTAL COMMON STOCKS (Cost $956,700,195)		1,055,181,723
Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.84% (b) (Cost $1,500,000)	1,500,000	1,500,000
TOTAL INVESTMENT IN SECURITIES – 99.8% (Cost $958,200,195)		1,056,681,723
NET OTHER ASSETS (LIABILITIES) – 0.2%		1,677,021
NET ASSETS – 100.0%		$1,058,358,744

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	1	September 2022	$ 94,265	$ 3,003	$ 3,003
CME E-mini S&P Consumer Staples Select Sector Index Contracts (United States)	37	September 2022	2,775,000	110,232	110,232
Total Equity Index Contracts					$113,235
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
See accompanying notes which are an integral part of the financial statements.
Annual Report	48

Investment Valuation
The following is a summary of the inputs used, as of July 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,055,181,723	$ 1,055,181,723	$ —	$ —
Money Market Funds	1,500,000	1,500,000	—	—
Total Investments in Securities:	$ 1,056,681,723	$ 1,056,681,723	$ —	$ —
Derivative Instruments:
Assets
Futures Contracts	$ 113,235	$ 113,235	$ —	$ —
Total Assets	$ 113,235	$ 113,235	$ —	$ —
Total Derivative Instruments:	$ 113,235	$ 113,235	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$113,235	$0
Total Equity Risk	113,235	0
Total Value of Derivatives	$113,235	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
49	Annual Report

Fidelity® MSCI Energy Index ETF
Schedule of Investments July 31, 2022
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
ENERGY EQUIPMENT & SERVICES – 8.1%
Oil & Gas Drilling – 0.8%
Helmerich & Payne, Inc.	90,732	$ 4,200,892
Nabors Industries Ltd. (a)	6,638	945,849
Noble Corp. (a)	39,648	1,189,440
Patterson-UTI Energy, Inc.	181,862	3,009,816
Transocean Ltd. (a)	530,476	1,793,009
Valaris Ltd. (a)	23,239	1,166,133
		12,305,139
Oil & Gas Equipment & Services – 7.3%
Archrock, Inc.	116,046	979,428
Baker Hughes Co.	680,468	17,481,223
Bristow Group, Inc. (a)	8,349	215,404
Cactus, Inc. Class A	50,065	2,082,203
ChampionX Corp.	169,007	3,530,556
Core Laboratories N.V.	40,725	771,332
DMC Global, Inc. (a)	17,540	399,210
Dril-Quip, Inc. (a)	31,956	819,671
Expro Group Holdings N.V. (a)	63,575	774,344
Halliburton Co.	735,948	21,563,276
Helix Energy Solutions Group, Inc. (a)	137,586	555,847
Liberty Energy, Inc. (a)	86,402	1,226,908
NexTier Oilfield Solitions, Inc. (a)	159,045	1,585,679
NOV, Inc.	325,016	6,048,548
Oceaneering International, Inc. (a)	86,838	922,220
ProPetro Holding Corp. (a)	69,293	728,962
RPC, Inc. (a)	61,999	505,912
Schlumberger N.V.	1,152,402	42,673,446
Select Energy Services, Inc. Class A (a)	62,666	468,115
TechnipFMC PLC (a)	361,668	2,925,894
Tidewater, Inc. (a)	6,427	141,587
US Silica Holdings, Inc. (a)	67,538	934,051
Weatherford International PLC (a)	63,919	1,478,447
		108,812,263
TOTAL ENERGY EQUIPMENT & SERVICES		121,117,402
OIL, GAS & CONSUMABLE FUELS – 91.7%
Coal & Consumable Fuels – 0.5%
Arch Resources, Inc.	13,168	1,700,516
Centrus Energy Corp. (a)	10,664	353,512
CONSOL Energy, Inc.	29,482	1,807,836
Enviva, Inc.	2,242	156,110
Peabody Energy Corp. (a)	83,089	1,744,038
Uranium Energy Corp. (a)	241,635	1,014,867
		6,776,879
Integrated Oil & Gas – 42.8%
Chevron Corp.	1,557,093	255,020,692
Exxon Mobil Corp.	3,422,729	331,765,122

	Shares	Value

Occidental Petroleum Corp.	768,035	$ 50,498,301
		637,284,115
Oil & Gas Exploration & Production – 29.4%
Antero Resources Corp. (a)	235,233	9,324,636
APA Corp.	309,288	11,496,235
Berry Corp.	54,474	465,208
Brigham Minerals, Inc. Class A	40,607	1,078,116
California Resources Corp.	34,675	1,555,520
Callon Petroleum Co. (a)	50,457	2,323,040
Centennial Resource Development, Inc. Class A (a)	160,537	1,069,176
Chesapeake Energy Corp.	63,552	5,984,692
Chord Energy Corp.	35,838	4,595,865
Civitas Resources, Inc.	43,383	2,557,862
CNX Resources Corp. (a)	178,479	3,082,332
Comstock Resources, Inc. (a)	76,919	1,225,320
ConocoPhillips	1,041,560	101,479,191
Coterra Energy, Inc.	637,260	19,493,783
Crescent Energy Co. Class A (a)	23,581	344,283
Denbury, Inc. (a)	42,125	3,029,209
Devon Energy Corp.	528,616	33,223,516
Diamondback Energy, Inc.	141,766	18,148,883
Earthstone Energy Inc. Class A (a)	11,606	164,689
EOG Resources, Inc.	480,633	53,456,002
EQT Corp.	266,820	11,748,085
Gran Tierra Energy, Inc. (a)	110,952	148,676
Gulfport Energy Corp. (a)	11,221	1,032,781
Hess Corp.	229,453	25,806,579
Kimbell Royalty Partners LP	9,884	176,133
Kosmos Energy Ltd. (a)	388,272	2,461,644
Laredo Petroleum, Inc. (a)	12,982	1,151,114
Magnolia Oil & Gas Corp. Class A	122,654	2,959,641
Marathon Oil Corp.	645,120	15,998,976
Matador Resources Co.	97,902	5,656,778
Murphy Oil Corp.	128,952	4,531,373
Northern Oil and Gas, Inc.	52,802	1,522,282
Ovintiv, Inc.	215,772	11,023,791
PDC Energy, Inc.	81,161	5,331,466
Pioneer Natural Resources Co.	190,588	45,159,827
Range Resources Corp.	205,819	6,806,434
Ranger Oil Corp. Class A	5,021	191,099
SandRidge Energy, Inc. (a)	8,844	165,648
SilverBow Resources, Inc. (a)	5,182	234,175
SM Energy Co.	96,788	3,995,409
Southwestern Energy Co. (a)	553,990	3,911,169
Talos Energy, Inc. (a)	29,231	553,927
Tellurian, Inc. (a)	342,348	1,273,535
Texas Pacific Land Corp.	5,149	9,442,494
Viper Energy Partners LP	51,489	1,582,772
W&T Offshore, Inc. (a)	29,851	148,359
		437,111,725

See accompanying notes which are an integral part of the financial statements.
Annual Report	50

Common Stocks – continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS – continued
Oil & Gas Refining & Marketing – 9.2%
Alto Ingredients, Inc. (a)	70,282	$ 302,212
Archaea Energy, Inc. (a)	9,349	153,137
Clean Energy Fuels Corp. (a)	156,919	1,016,835
CVR Energy, Inc.	28,027	940,025
Delek US Holdings, Inc.	58,983	1,572,487
Gevo, Inc. (a)	216,495	636,495
Green Plains, Inc. (a)	37,085	1,335,802
HF Sinclair Corp.	128,664	6,152,712
Marathon Petroleum Corp.	512,124	46,941,286
New Fortress Energy, Inc.	3,908	191,375
Par Pacific Holdings, Inc. (a)	44,104	727,716
PBF Energy, Inc. Class A (a)	82,674	2,757,178
Phillips 66	394,253	35,088,517
REX American Resources Corp. (a)	5,253	501,451
Valero Energy Corp.	338,218	37,464,408
World Fuel Services Corp.	54,415	1,508,384
		137,290,020
Oil & Gas Storage & Transportation – 9.8%
Antero Midstream Corp.	262,012	2,635,841
Cheniere Energy, Inc.	198,378	29,673,381
Dorian LPG Ltd.	32,150	518,258
DT Midstream, Inc.	80,793	4,446,039
EnLink Midstream LLC (b)	228,438	2,238,692
Equitrans Midstream Corp.	345,624	2,713,148
Hess Midstream LP	38,076	1,158,272
International Seaways, Inc.	35,336	835,696
Kinder Morgan, Inc.	1,675,721	30,146,221

	Shares	Value

Kinetik Holdings, Inc.	4,289	$ 174,477
NextDecade Corp. (a)	27,662	195,570
ONEOK, Inc.	367,038	21,926,850
Plains GP Holdings LP Class A (b)	157,746	1,765,178
Targa Resources Corp.	179,701	12,419,136
The Williams Cos., Inc.	998,860	34,051,138
		144,897,897
TOTAL OIL, GAS & CONSUMABLE FUELS		1,363,360,636
TOTAL COMMON STOCKS (Cost $1,072,132,232)		1,484,478,038
Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.84% (c) (Cost $1,890,000)	1,890,000	1,890,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $1,074,022,232)		1,486,368,038
NET OTHER ASSETS (LIABILITIES) – 0.1%		1,208,528
NET ASSETS – 100.0%		$1,487,576,566

Legend
(a)	Non-income producing.
(b)	A portion of the security sold on a delayed delivery basis.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini S&P Energy Select Sector Index Contracts (United States)	36	September 2022	$2,948,760	$132,591	$132,591
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
See accompanying notes which are an integral part of the financial statements.
51	Annual Report

Fidelity® MSCI Energy Index ETF
Schedule of Investments–continued
Investment Valuation
The following is a summary of the inputs used, as of July 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,484,478,038	$ 1,484,478,038	$ —	$ —
Money Market Funds	1,890,000	1,890,000	—	—
Total Investments in Securities:	$ 1,486,368,038	$ 1,486,368,038	$ —	$ —
Derivative Instruments:
Assets
Futures Contracts	$ 132,591	$ 132,591	$ —	$ —
Total Assets	$ 132,591	$ 132,591	$ —	$ —
Total Derivative Instruments:	$ 132,591	$ 132,591	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$132,591	$0
Total Equity Risk	132,591	0
Total Value of Derivatives	$132,591	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Annual Report	52

Fidelity® MSCI Financials Index ETF
Schedule of Investments July 31, 2022
Showing Percentage of Net Assets
Common Stocks – 99.6%
	Shares	Value
BANKS – 35.3%
Diversified Banks – 20.2%
Bank of America Corp.	2,467,099	$ 83,412,617
Citigroup, Inc.	674,077	34,984,596
JPMorgan Chase & Co.	1,003,036	115,710,233
US Bancorp	478,860	22,602,192
Wells Fargo & Co.	1,295,762	56,845,079
		313,554,717
Regional Banks – 15.1%
1st Source Corp.	7,598	366,376
Allegiance Bancshares, Inc.	6,913	304,449
Amalgamated Financial Corp.	6,131	141,503
Amerant Bancorp, Inc.	9,692	264,785
Ameris Bancorp	23,084	1,091,642
Arrow Financial Corp.	6,621	222,135
Associated Banc-Corp.	54,471	1,094,867
Atlantic Union Bankshares Corp.	26,730	924,591
Banc of California, Inc.	21,135	370,074
Bancfirst Corp.	6,281	674,517
Bank First Corp.	2,601	200,069
Bank of Hawaii Corp.	14,928	1,195,882
Bank of Marin Bancorp	6,066	198,480
Bank OZK	42,573	1,707,177
BankUnited, Inc.	25,207	979,292
Banner Corp.	7,992	495,424
Bar Harbor Bankshares	5,650	163,681
Berkshire Hills Bancorp, Inc.	14,931	420,606
BOK Financial Corp.	10,656	938,048
Brookline Bancorp, Inc.	17,341	239,826
Byline Bancorp, Inc.	8,653	211,912
Cadence Bank	53,613	1,399,299
Camden National Corp.	5,452	249,156
Capital City Bank Group, Inc.	5,127	166,064
Cathay General Bancorp	25,406	1,059,430
CBTX, Inc.	6,891	213,276
Central Pacific Financial Corp.	5,914	140,044
Citizens Financial Group, Inc.	168,517	6,398,590
City Holding Co.	3,499	303,678
Columbia Banking System, Inc.	26,291	793,199
Comerica, Inc.	44,631	3,470,953
Commerce Bancshares, Inc.	37,503	2,606,083
Community Bank System, Inc.	17,089	1,150,602
Community Trust Bancorp, Inc.	6,552	283,898
ConnectOne Bancorp, Inc.	12,506	330,659
CrossFirst Bankshares, Inc. (a)	17,147	235,257
Cullen/Frost Bankers, Inc.	20,753	2,706,191
Customers Bancorp, Inc. (a)	10,986	419,555
CVB Financial Corp.	47,486	1,266,452
Dime Community Bancshares, Inc.	11,937	406,813
Eagle Bancorp, Inc.	8,214	402,732
East West Bancorp, Inc.	48,338	3,469,702

	Shares	Value

Eastern Bankshares, Inc.	57,550	$ 1,174,020
Enterprise Financial Services Corp.	12,856	604,618
FB Financial Corp.	13,553	580,746
Fifth Third Bancorp	232,022	7,916,591
First Bancorp	12,741	482,629
First BanCorp	59,866	903,378
First Busey Corp.	20,044	494,085
First Citizens BancShares, Inc. Class A	4,066	3,076,661
First Commonwealth Financial Corp.	21,144	313,354
First Community Bankshares, Inc.	6,040	193,763
First Financial Bancorp	23,110	516,277
First Financial Bankshares, Inc.	46,461	2,052,647
First Financial Corp.	4,769	222,808
First Foundation, Inc.	18,714	389,625
First Hawaiian, Inc.	44,350	1,130,482
First Horizon Corp.	181,110	4,049,620
First Interstate Bancsystem, Inc. Class A	30,502	1,243,872
First Merchants Corp.	21,531	894,182
First Mid Bancshares, Inc.	6,859	257,693
First Republic Bank	60,046	9,770,085
Flushing Financial Corp.	10,762	232,352
FNB Corp.	129,059	1,543,546
Fulton Financial Corp.	61,878	1,032,744
German American Bancorp, Inc.	9,214	348,658
Glacier Bancorp, Inc.	37,755	1,891,148
Great Southern Bancorp, Inc.	4,191	259,591
Hancock Whitney Corp.	30,132	1,470,743
Harborone Bancorp, Inc.	18,723	271,484
Heartland Financial USA, Inc.	15,359	689,619
Heritage Commerce Corp.	22,746	267,948
Heritage Financial Corp.	7,803	203,034
Hilltop Holdings, Inc.	17,488	504,529
Home BancShares, Inc.	53,794	1,269,538
HomeStreet, Inc.	4,501	167,842
Hope Bancorp, Inc.	32,600	490,304
Horizon Bancorp, Inc.	14,860	283,380
Huntington Bancshares, Inc.	488,887	6,497,308
Independent Bank Corp.	8,257	173,232
Independent Bank Corp./MA	15,394	1,290,017
Independent Bank Group, Inc.	12,992	918,794
International Bancshares Corp.	20,441	896,542
KeyCorp	315,580	5,775,114
Lakeland Bancorp, Inc.	23,374	372,114
Lakeland Financial Corp.	8,898	692,264
Live Oak Bancshares, Inc.	11,013	414,529
M&T Bank Corp.	60,928	10,811,674
Mercantile Bank Corp.	6,006	212,853
Metropolitan Bank Holding Corp. (a)	3,378	234,366
Midland States Bancorp, Inc.	7,822	204,936
MidWestOne Financial Group, Inc.	5,504	171,780
National Bank Holdings Corp. Class A	6,487	269,989

See accompanying notes which are an integral part of the financial statements.
53	Annual Report

Fidelity® MSCI Financials Index ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
BANKS – continued
Regional Banks – continued
NBT Bancorp, Inc.	11,425	$ 463,170
Nicolet Bankshares, Inc. (a)	4,547	363,669
Northwest Bancshares, Inc.	31,074	446,844
OceanFirst Financial Corp.	23,814	489,616
OFG Bancorp	13,258	364,197
Old National Bancorp	102,589	1,786,074
Old Second Bancorp, Inc.	12,538	176,159
Origin Bancorp, Inc.	7,764	334,395
Pacific Premier Bancorp, Inc.	29,158	980,875
PacWest Bancorp	39,932	1,119,294
Park National Corp.	5,832	755,594
Pathward Financial, Inc.	7,728	260,588
Peapack-Gladstone Financial Corp.	6,429	209,971
Peoples Bancorp, Inc.	10,870	336,100
Pinnacle Financial Partners, Inc.	25,938	2,051,696
Popular, Inc.	27,348	2,124,119
Preferred Bank	2,271	165,102
Premier Financial Corp.	12,975	369,528
Prosperity Bancshares, Inc.	31,805	2,356,432
QCR Holdings, Inc.	6,056	359,060
Regions Financial Corp.	318,357	6,742,801
Renasant Corp.	15,826	528,588
Republic Bancorp, Inc. Class A	3,725	167,029
S&T Bancorp, Inc.	11,681	361,410
Sandy Spring Bancorp, Inc.	16,506	681,698
Seacoast Banking Corp. of Florida	20,936	749,090
ServisFirst Bancshares, Inc.	16,714	1,428,211
Signature Bank	21,346	3,961,177
Silvergate Capital Corp. (a)	10,389	969,190
Simmons First National Corp. Class A	38,618	917,178
Southside Bancshares, Inc.	10,862	433,828
SouthState Corp.	26,005	2,204,444
Stock Yards Bancorp, Inc.	9,364	647,521
SVB Financial Group (a)	19,956	8,053,244
Synovus Financial Corp.	49,997	2,018,879
Texas Capital Bancshares, Inc. (a)	17,501	1,025,909
The Bancorp, Inc. (a)	17,783	437,462
The First Bancshares, Inc.	7,880	228,520
The First of Long Island Corp.	8,931	162,544
The PNC Financial Services Group, Inc.	142,143	23,587,209
Tompkins Financial Corp.	5,086	392,385
Towne Bank	26,110	779,906
Trico Bancshares	10,853	518,773
Triumph Bancorp, Inc. (a)	8,131	590,717
Truist Financial Corp.	451,146	22,769,339
Trustmark Corp.	21,731	705,606
UMB Financial Corp.	15,996	1,447,638
Umpqua Holdings Corp.	75,575	1,330,876
United Bankshares, Inc.	47,478	1,839,298

	Shares	Value

United Community Banks, Inc.	36,205	$ 1,232,056
Univest Financial Corp.	10,965	273,467
Valley National Bancorp	146,351	1,710,843
Veritex Holdings, Inc.	16,888	522,515
Washington Federal, Inc.	25,459	868,916
Washington Trust Bancorp, Inc.	6,655	365,226
Webster Financial Corp.	61,141	2,839,999
WesBanco, Inc.	22,312	761,285
Westamerica BanCorp.	7,079	424,811
Western Alliance Bancorp	36,169	2,762,588
Wintrust Financial Corp.	19,556	1,682,598
Zions Bancorp NA	51,657	2,817,889
		233,261,223
TOTAL BANKS		546,815,940
CAPITAL MARKETS – 27.4%
Asset Management & Custody Banks – 9.0%
Affiliated Managers Group, Inc.	13,577	1,715,861
Ameriprise Financial, Inc.	37,620	10,154,390
Ares Management Corp. Class A	49,498	3,546,532
Artisan Partners Asset Management, Inc. Class A	22,920	911,299
Assetmark Financial Holdings, Inc. (a)	7,316	138,931
BlackRock, Inc.	51,646	34,560,470
Blackstone, Inc. Class A	237,912	24,283,678
Blucora, Inc. (a)	15,238	304,760
Blue Owl Capital, Inc.	82,472	941,005
Brightsphere Investment Group, Inc.	12,401	234,503
Cohen & Steers, Inc.	9,139	673,453
Diamond Hill Investment Group, Inc.	1,117	213,537
Federated Hermes, Inc.	29,644	1,011,157
Focus Financial Partners, Inc. Class A (a)	20,076	811,673
Franklin Resources, Inc.	102,143	2,803,825
Hamilton Lane, Inc. Class A	12,122	916,059
Invesco Ltd.	116,986	2,075,332
Janus Henderson Group PLC	48,737	1,255,952
KKR & Co., Inc.	188,783	10,469,905
Northern Trust Corp.	67,123	6,697,533
SEI Investments Co.	39,936	2,210,857
State Street Corp.	124,347	8,833,611
StepStone Group, Inc.	16,787	447,206
T Rowe Price Group, Inc.	77,480	9,566,456
The Bank of New York Mellon Corp.	259,615	11,282,868
The Carlyle Group, Inc.	66,779	2,598,371
TPG, Inc.	12,106	345,263
Victory Capital Holdings, Inc. Class A	6,221	172,135
Virtus Investment Partners, Inc.	2,636	543,859
WisdomTree Investments, Inc.	37,263	193,768
		139,914,249
Financial Exchanges & Data – 9.6%
Cboe Global Markets, Inc.	36,157	4,461,051

See accompanying notes which are an integral part of the financial statements.
Annual Report	54

Common Stocks – continued
	Shares	Value
CAPITAL MARKETS – continued
Financial Exchanges & Data – continued
CME Group, Inc.	122,082	$ 24,352,917
Coinbase Global, Inc. Class A (a)	40,834	2,570,909
Donnelley Financial Solutions, Inc. (a)	10,221	347,412
FactSet Research Systems, Inc.	12,815	5,506,349
Intercontinental Exchange, Inc.	190,853	19,465,097
MarketAxess Holdings, Inc.	12,826	3,473,024
Moody's Corp.	56,622	17,566,976
Morningstar, Inc.	8,786	2,243,505
MSCI, Inc.	27,606	13,287,872
Nasdaq, Inc.	39,097	7,072,647
Open Lending Corp. Class A (a)	36,543	378,586
S&P Global, Inc.	120,314	45,349,956
Tradeweb Markets, Inc. Class A	36,454	2,570,736
		148,647,037
Investment Banking & Brokerage – 8.8%
B Riley Financial, Inc.	5,360	276,254
BGC Partners, Inc. Class A	103,677	378,421
Cowen, Inc. Class A	8,917	312,719
Evercore, Inc. Class A	13,168	1,316,405
Freedom Holding Corp. (a)	6,325	338,577
Goldman Sachs Group, Inc.	114,791	38,270,172
Houlihan Lokey, Inc.	17,157	1,450,796
Interactive Brokers Group, Inc. Class A	31,739	1,862,762
Jefferies Financial Group, Inc.	65,720	2,140,500
LPL Financial Holdings, Inc.	27,215	5,712,973
Moelis & Co. Class A	21,513	1,002,076
Morgan Stanley	453,818	38,256,858
Perella Weinberg Partners	15,648	110,318
Piper Sandler Cos.	6,245	788,119
PJT Partners, Inc. Class A	7,905	565,049
Raymond James Financial, Inc.	66,061	6,505,027
Stifel Financial Corp.	36,285	2,170,206
StoneX Group, Inc. (a)	5,752	501,172
The Charles Schwab Corp.	492,225	33,988,136
Virtu Financial, Inc. Class A	31,564	736,388
		136,682,928
TOTAL CAPITAL MARKETS		425,244,214
CONSUMER FINANCE – 5.2%
Consumer Finance – 5.2%
Ally Financial, Inc.	113,232	3,744,582
American Express Co.	219,251	33,769,039
Atlanticus Holdings Corp. (a)	1,735	67,040
Capital One Financial Corp.	140,518	15,433,092
Credit Acceptance Corp. (a)	2,652	1,527,313
Curo Group Holdings Corp.	6,245	44,714
Discover Financial Services	96,778	9,774,578
Encore Capital Group, Inc. (a)	8,419	609,788
Enova International, Inc. (a)	11,530	397,900

	Shares	Value

FirstCash Holdings, Inc.	14,087	$ 1,032,014
Green Dot Corp. Class A (a)	16,591	466,207
LendingClub Corp. (a)	34,463	477,312
LendingTree, Inc. (a)	4,146	188,975
Navient Corp.	52,312	861,579
Nelnet, Inc. Class A	5,275	501,600
OneMain Holdings, Inc.	41,203	1,532,752
Oportun Financial Corp. (a)	6,937	63,682
PRA Group, Inc. (a)	14,762	588,118
PROG Holdings, Inc. (a)	18,616	342,907
SLM Corp.	94,472	1,473,763
SoFi Technologies, Inc. (a)	201,551	1,271,787
Synchrony Financial	177,104	5,929,442
Upstart Holdings, Inc. (a)	22,917	557,571
World Acceptance Corp. (a)	1,213	134,370
TOTAL CONSUMER FINANCE		80,790,125
DIVERSIFIED FINANCIAL SERVICES – 9.5%
Multi-Sector Holdings – 8.6%
Berkshire Hathaway, Inc. Class B (a)	438,610	131,846,166
Cannae Holdings, Inc. (a)	26,778	565,284
Compass Diversified Holdings	20,939	505,258
		132,916,708
Other Diversified Financial Services – 0.9%
Apollo Global Management, Inc.	135,754	7,751,553
Equitable Holdings, Inc.	132,370	3,763,279
Jackson Financial, Inc.	17,849	491,026
Voya Financial, Inc.	36,084	2,170,814
		14,176,672
Specialized Finance – 0.0%
A-Mark Precious Metals, Inc.	6,238	189,011
TOTAL DIVERSIFIED FINANCIAL SERVICES		147,282,391
INSURANCE – 19.7%
Insurance Brokers – 5.0%
Aon PLC Class A	72,677	21,151,914
Arthur J Gallagher & Co.	70,857	12,682,694
Brown & Brown, Inc.	81,521	5,307,017
BRP Group, Inc. Class A (a)	19,329	532,901
Goosehead Insurance, Inc. Class A	6,552	368,288
Hagerty, Inc. Class A (a)	8,242	94,618
Hippo Holdings, Inc. (a)	94,606	80,793
Marsh & McLennan Cos., Inc.	170,782	28,001,417
Ryan Specialty Holdings, Inc. (a)	28,157	1,217,509
Selectquote, Inc. (a)	43,916	80,805
Willis Towers Watson PLC	39,970	8,271,392
		77,789,348
Life & Health Insurance – 3.9%
Aflac, Inc.	209,714	12,016,612
American Equity Investment Life Holding Co.	26,903	1,010,477
See accompanying notes which are an integral part of the financial statements.
55	Annual Report

Fidelity® MSCI Financials Index ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
INSURANCE – continued
Life & Health Insurance – continued
Brighthouse Financial, Inc. (a)	26,170	$ 1,136,301
CNO Financial Group, Inc.	41,154	771,638
Genworth Financial, Inc. Class A (a)	173,544	737,562
Globe Life, Inc.	32,081	3,231,519
Lincoln National Corp.	55,809	2,865,234
MetLife, Inc.	238,230	15,068,048
National Western Life Group, Inc. Class A	852	172,104
Oscar Health, Inc. (a)	14,370	77,598
Primerica, Inc.	13,489	1,735,899
Principal Financial Group, Inc.	88,613	5,931,754
Prudential Financial, Inc.	127,725	12,771,223
Trupanion, Inc. (a)	11,815	744,699
Unum Group	69,254	2,229,286
		60,499,954
Multi-line Insurance – 1.9%
American Financial Group, Inc.	24,646	3,294,677
American International Group, Inc.	276,762	14,327,969
Assurant, Inc.	18,792	3,303,258
Horace Mann Educators Corp.	10,908	373,599
The Hartford Financial Services Group, Inc.	112,655	7,262,868
		28,562,371
Property & Casualty Insurance – 8.1%
Ambac Financial Group, Inc. (a)	16,470	193,852
AMERISAFE, Inc.	6,841	311,676
Arch Capital Group Ltd. (a)	128,909	5,723,560
Argo Group International Holdings Ltd.	12,089	396,398
Assured Guaranty Ltd.	21,355	1,246,918
Axis Capital Holdings Ltd.	27,491	1,388,021
Chubb Ltd.	144,784	27,312,054
Cincinnati Financial Corp.	51,847	5,046,787
Donegal Group, Inc. Class A	6,170	87,367
Employers Holdings, Inc.	6,139	243,780
Erie Indemnity Co. Class A	8,696	1,768,419
Fidelity National Financial, Inc.	91,351	3,650,386
First American Financial Corp.	37,175	2,156,150
HCI Group, Inc.	3,142	215,133
James River Group Holdings Ltd.	13,097	311,185
Kemper Corp.	21,776	1,019,117
Kinsale Capital Group, Inc.	7,359	1,789,782
Lemonade, Inc. (a)	13,688	258,019
Loews Corp.	72,511	4,223,766
Markel Corp. (a)	4,625	5,999,272
MBIA, Inc. (a)	15,741	198,022
Mercury General Corp.	9,872	413,933
Old Republic International Corp.	100,379	2,335,819
Palomar Holdings, Inc. (a)	8,710	543,243
ProAssurance Corp.	13,572	300,348

	Shares	Value

RLI Corp.	13,948	$ 1,534,001
Root, Inc. Class A (a)	29,910	31,405
Safety Insurance Group, Inc.	3,885	336,247
Selective Insurance Group, Inc.	20,586	1,602,826
Stewart Information Services Corp.	7,616	416,214
The Allstate Corp.	94,559	11,060,566
The Hanover Insurance Group, Inc.	12,277	1,675,442
The Progressive Corp.	198,512	22,840,791
The Travelers Cos., Inc.	81,978	13,009,909
United Fire Group, Inc.	7,272	238,740
Universal Insurance Holdings, Inc.	9,750	123,337
White Mountains Insurance Group Ltd.	1,029	1,275,373
WR Berkley Corp.	72,208	4,515,166
		125,793,024
Reinsurance – 0.8%
Alleghany Corp. (a)	4,605	3,856,596
Enstar Group Ltd. (a)	3,934	778,617
Everest Re Group Ltd.	13,331	3,484,057
Reinsurance Group of America, Inc.	22,804	2,640,247
RenaissanceRe Holdings Ltd.	14,919	1,929,176
SiriusPoint Ltd. (a)	30,566	133,879
		12,822,572
TOTAL INSURANCE		305,467,269
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) – 1.4%
Mortgage REITs – 1.4%
AGNC Investment Corp.	177,184	2,234,290
Annaly Capital Management, Inc.	529,560	3,643,373
Apollo Commercial Real Estate Finance, Inc.	45,433	580,634
Arbor Realty Trust, Inc.	47,208	784,597
Ares Commercial Real Estate Corp.	17,762	243,339
ARMOUR Residential REIT, Inc.	32,956	259,364
Blackstone Mortgage Trust, Inc. Class A	54,232	1,679,565
BrightSpire Capital, Inc.	32,431	286,690
Broadmark Realty Capital, Inc.	47,405	359,804
Chimera Investment Corp.	81,228	850,457
Dynex Capital, Inc.	12,705	213,444
Ellington Financial, Inc.	18,801	301,756
Franklin BSP Realty Trust, Inc.	14,939	229,314
Granite Point Mortgage Trust, Inc.	18,403	195,256
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	29,056	1,048,631
Invesco Mortgage Capital, Inc.	11,414	202,028
KKR Real Estate Finance Trust, Inc.	16,044	312,698
Ladder Capital Corp.	40,168	477,196
MFA Financial, Inc.	33,026	428,017
New Residential Investment Corp.	159,220	1,737,090
New York Mortgage Trust, Inc.	127,139	399,216
PennyMac Mortgage Investment Trust	32,212	494,776
Ready Capital Corp.	25,132	349,586

See accompanying notes which are an integral part of the financial statements.
Annual Report	56

Common Stocks – continued
	Shares	Value
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) – continued
Mortgage REITs – continued
Redwood Trust, Inc.	40,076	$ 347,058
Starwood Property Trust, Inc.	103,759	2,450,788
TPG RE Finance Trust, Inc.	18,401	199,651
Two Harbors Investment Corp.	117,816	633,850
TOTAL MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)		20,942,468
THRIFTS & MORTGAGE FINANCE – 1.1%
Thrifts & Mortgage Finance – 1.1%
Axos Financial, Inc. (a)	18,686	780,327
Capitol Federal Financial, Inc.	47,858	458,958
Columbia Financial, Inc. (a)	13,450	273,573
Enact Holdings, Inc.	10,979	252,956
Essent Group Ltd.	37,119	1,550,090
Federal Agricultural Mortgage Corp. Class C	3,246	358,001
Flagstar Bancorp, Inc.	18,547	764,137
Hingham Institution For Savings The	535	155,155
Kearny Financial Corp.	26,806	313,898
Luther Burbank Corp.	6,542	86,289
Merchants Bancorp	6,485	171,593
MGIC Investment Corp.	108,155	1,529,312
Mr. Cooper Group, Inc. (a)	23,918	1,077,506
New York Community Bancorp, Inc.	160,679	1,706,411
NMI Holdings, Inc. Class A (a)	28,119	532,574
Northfield Bancorp, Inc.	15,621	229,941
PennyMac Financial Services, Inc.	16,203	887,762
Provident Financial Services, Inc.	26,894	655,138

	Shares	Value

Radian Group, Inc.	60,057	$ 1,343,475
Rocket Cos., Inc. Class A	46,485	442,537
TFS Financial Corp.	21,254	311,371
TrustCo Bank Corp.	4,098	137,529
UWM Holdings Corp.	30,036	113,236
Walker & Dunlop, Inc.	10,722	1,207,726
Waterstone Financial, Inc.	8,627	160,894
WSFS Financial Corp.	20,973	1,000,832
TOTAL THRIFTS & MORTGAGE FINANCE		16,501,221
TOTAL COMMON STOCKS (Cost $1,507,649,538)		1,543,043,628
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.84% (b) (Cost $3,269,000)	3,269,000	3,269,000
TOTAL INVESTMENT IN SECURITIES – 99.8% (Cost $1,510,918,538)		1,546,312,628
NET OTHER ASSETS (LIABILITIES) – 0.2%		3,186,114
NET ASSETS – 100.0%		$1,549,498,742

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	7	September 2022	$ 659,855	$ 36,419	$ 36,419
CME E-mini S&P Financial Select Sector Index Contracts (United States)	54	September 2022	5,610,600	197,095	197,095
Total Equity Index Contracts					$ 233,514
The notional amount of futures purchased as a percentage of Net Assets is 0.4%
See accompanying notes which are an integral part of the financial statements.
57	Annual Report

Fidelity® MSCI Financials Index ETF
Schedule of Investments–continued
Investment Valuation
The following is a summary of the inputs used, as of July 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,543,043,628	$ 1,543,043,628	$ —	$ —
Money Market Funds	3,269,000	3,269,000	—	—
Total Investments in Securities:	$ 1,546,312,628	$ 1,546,312,628	$ —	$ —
Derivative Instruments:
Assets
Futures Contracts	$ 233,514	$ 233,514	$ —	$ —
Total Assets	$ 233,514	$ 233,514	$ —	$ —
Total Derivative Instruments:	$ 233,514	$ 233,514	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$233,514	$0
Total Equity Risk	233,514	0
Total Value of Derivatives	$233,514	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Annual Report	58

Fidelity® MSCI Health Care Index ETF
Schedule of Investments July 31, 2022
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
BIOTECHNOLOGY – 17.2%
Biotechnology – 17.2%
2seventy bio, Inc. (a)	17,971	$ 258,603
4D Molecular Therapeutics, Inc. (a)	15,135	142,269
AbbVie, Inc.	900,901	129,288,303
ACADIA Pharmaceuticals, Inc. (a)	61,313	900,688
Adicet Bio, Inc. (a)	9,111	153,885
Agenus, Inc. (a)	120,596	311,138
Agios Pharmaceuticals, Inc. (a)	24,890	536,877
Akero Therapeutics, Inc. (a)	11,157	114,248
Albireo Pharma, Inc. (a)	8,857	184,137
Alector, Inc. (a)	27,973	285,884
Alkermes PLC (a)	82,686	2,116,762
Allogene Therapeutics, Inc. (a)	44,767	581,076
Allovir, Inc. (a)	18,105	83,102
Alnylam Pharmaceuticals, Inc. (a)	61,141	8,684,468
ALX Oncology Holdings, Inc. (a)	9,300	90,024
Amgen, Inc.	283,718	70,211,693
Amicus Therapeutics, Inc. (a)	106,514	1,060,879
AnaptysBio, Inc. (a)	9,042	189,339
Anavex Life Sciences Corp. (a)	39,838	408,738
Anika Therapeutics, Inc. (a)	7,136	166,697
Apellis Pharmaceuticals, Inc. (a)	39,944	2,248,048
Arcturus Therapeutics Holdings, Inc. (a)	12,425	218,059
Arcus Biosciences, Inc. (a)	22,012	585,299
Arcutis Biotherapeutics, Inc. (a)	15,323	371,736
Arrowhead Pharmaceuticals, Inc. (a)	51,392	2,185,702
Atara Biotherapeutics, Inc. (a)	39,510	119,715
Aurinia Pharmaceuticals, Inc. (a)	57,237	468,199
Avid Bioservices, Inc. (a)	30,821	605,633
Avidity Biosciences, Inc. (a)	17,354	282,697
Beam Therapeutics, Inc. (a)	27,635	1,740,452
BioCryst Pharmaceuticals, Inc. (a)	94,438	1,040,707
Biogen, Inc. (a)	74,872	16,101,972
Biohaven Pharmaceutical Holding Co. Ltd. (a)	30,584	4,465,876
BioMarin Pharmaceutical, Inc. (a)	93,573	8,051,957
Bioxcel Therapeutics, Inc. (a)	9,714	149,984
Blueprint Medicines Corp. (a)	30,030	1,533,332
Bridgebio Pharma, Inc. (a)	33,892	293,505
C4 Therapeutics, Inc. (a)	17,292	166,695
CareDx, Inc. (a)	27,331	650,204
Caribou Biosciences, Inc. (a)	24,610	199,833
Catalyst Pharmaceuticals, Inc. (a)	51,543	527,800
Celldex Therapeutics, Inc. (a)	19,224	590,561
Celularity, Inc. (a)	13,974	42,062
Cerevel Therapeutics Holdings, Inc. (a)	29,878	785,493
ChemoCentryx, Inc. (a)	28,409	671,021
Chimerix, Inc. (a)	46,634	102,128

	Shares	Value

Chinook Therapeutics, Inc. (a)	20,127	$ 372,551
Coherus Biosciences, Inc. (a)	31,195	264,222
Crinetics Pharmaceuticals, Inc. (a)	19,342	371,560
CRISPR Therapeutics AG (a)	37,170	2,787,750
Cullinan Oncology, Inc. (a)	5,845	78,966
Cytokinetics, Inc. (a)	40,418	1,710,894
Deciphera Pharmaceuticals, Inc. (a)	18,916	240,044
Denali Therapeutics, Inc. (a)	43,356	1,474,971
DermTech, Inc. (a)	8,709	71,414
Dynavax Technologies Corp. (a)	57,784	830,934
Dyne Therapeutics, Inc. (a)	11,682	122,544
Eagle Pharmaceuticals, Inc. (a)	6,323	251,023
Editas Medicine, Inc. (a)	34,595	550,406
Emergent BioSolutions, Inc. (a)	23,235	804,860
Enanta Pharmaceuticals, Inc. (a)	10,143	559,386
EQRx, Inc. (a)	74,200	404,390
Erasca, Inc. (a)	17,400	131,196
Exact Sciences Corp. (a)	88,831	4,006,278
Exelixis, Inc. (a)	162,992	3,409,793
Fate Therapeutics, Inc. (a)	38,921	1,188,258
FibroGen, Inc. (a)	46,078	579,661
Forma Therapeutics Holdings, Inc. (a)	16,857	139,576
Generation Bio Co. (a)	22,872	145,923
Geron Corp. (a)	171,303	325,476
Gilead Sciences, Inc.	638,659	38,159,875
Global Blood Therapeutics, Inc. (a)	31,242	1,022,238
Gossamer Bio, Inc. (a)	26,087	292,957
GreenLight Biosciences Holdings PBC (a)	24,907	52,803
Halozyme Therapeutics, Inc. (a)	69,846	3,415,469
Heron Therapeutics, Inc. (a)	49,178	136,715
Horizon Therapeutics PLC (a)	109,588	9,092,516
Humacyte, Inc. (a)	26,167	91,061
Ideaya Biosciences, Inc. (a)	13,624	203,270
IGM Biosciences, Inc. (a)	5,382	86,704
Imago Biosciences, Inc. (a)	7,686	123,745
ImmunityBio, Inc. (a)	60,518	235,415
ImmunoGen, Inc. (a)	101,465	480,944
Immunovant, Inc. (a)	21,706	89,429
Incyte Corp. (a)	95,953	7,453,629
Inhibrx, Inc. (a)	11,542	200,138
Inovio Pharmaceuticals, Inc. (a)	106,077	210,032
Insmed, Inc. (a)	60,338	1,334,677
Intellia Therapeutics, Inc. (a)	34,128	2,210,129
Intercept Pharmaceuticals, Inc. (a)	12,826	163,660
Invitae Corp. (a)	114,513	217,575
Ionis Pharmaceuticals, Inc. (a)	64,691	2,429,794
Iovance Biotherapeutics, Inc. (a)	59,965	698,592
Ironwood Pharmaceuticals, Inc. (a)	72,673	832,106
iTeos Therapeutics, Inc. (a)	9,826	240,344
IVERIC bio, Inc. (a)	40,883	437,039
Karuna Therapeutics, Inc. (a)	11,337	1,476,644

See accompanying notes which are an integral part of the financial statements.
59	Annual Report

Fidelity® MSCI Health Care Index ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
BIOTECHNOLOGY – continued
Biotechnology – continued
Karyopharm Therapeutics, Inc. (a)	34,526	$ 146,736
Keros Therapeutics, Inc. (a)	7,386	236,943
Kezar Life Sciences, Inc. (a)	21,575	210,788
Kiniksa Pharmaceuticals Ltd. Class A (a)	15,672	155,310
Kodiak Sciences, Inc. (a)	15,754	156,752
Krystal Biotech, Inc. (a)	8,819	640,083
Kura Oncology, Inc. (a)	28,201	431,757
Kymera Therapeutics, Inc. (a)	17,333	381,846
Lexicon Pharmaceuticals, Inc. (a)	29,227	69,560
Ligand Pharmaceuticals, Inc. (a)	8,543	786,212
MacroGenics, Inc. (a)	24,428	76,460
Madrigal Pharmaceuticals, Inc. (a)	6,059	380,626
MannKind Corp. (a)	119,767	413,196
MeiraGTx Holdings PLC (a)	14,761	122,221
Mersana Therapeutics, Inc. (a)	42,020	213,041
Merus N.V. (a)	14,105	341,059
MiMedx Group, Inc. (a)	37,153	127,063
Mirati Therapeutics, Inc. (a)	19,707	1,269,131
Mirum Pharmaceuticals, Inc. (a)	8,060	202,306
Moderna, Inc. (a)	174,420	28,620,578
Monte Rosa Therapeutics, Inc. (a)	11,333	102,790
Morphic Holding, Inc. (a)	9,808	259,618
Myovant Sciences Ltd. (a)	21,564	282,057
Myriad Genetics, Inc. (a)	40,376	1,065,119
Natera, Inc. (a)	46,004	2,162,188
Neurocrine Biosciences, Inc. (a)	48,381	4,554,104
Novavax, Inc. (a)	38,686	2,108,774
Nurix Therapeutics, Inc. (a)	17,015	271,559
Ocugen, Inc. (a)	113,273	292,244
Opko Health, Inc. (a)	225,881	533,079
Organogenesis Holdings, Inc. (a)	29,355	168,498
PMV Pharmaceuticals, Inc. (a)	10,357	154,837
Point Biopharma Global, Inc. (a)	19,156	140,605
Praxis Precision Medicines, Inc. (a)	18,475	65,217
Precigen, Inc. (a)	46,176	72,496
Prometheus Biosciences, Inc. (a)	4,807	205,115
Protagonist Therapeutics, Inc. (a)	16,709	166,255
Prothena Corp. PLC (a)	16,388	509,011
PTC Therapeutics, Inc. (a)	32,898	1,432,708
Radius Health, Inc. (a)	20,139	203,001
Rapt Therapeutics, Inc. (a)	12,499	230,232
Recursion Pharmaceuticals, Inc. (a)	24,421	206,602
Regeneron Pharmaceuticals, Inc. (a)	54,357	31,618,923
REGENXBIO, Inc. (a)	18,450	578,776
Relay Therapeutics, Inc. (a)	32,950	626,709
Repare Therapeutics, Inc. (a)	10,298	130,167
Replimune Group, Inc. (a)	12,329	237,703
REVOLUTION Medicines, Inc. (a)	22,056	498,245
Rhythm Pharmaceuticals, Inc. (a)	20,577	259,270

	Shares	Value

Rigel Pharmaceuticals, Inc. (a)	84,082	$ 100,058
Rocket Pharmaceuticals, Inc. (a)	21,628	313,606
Sage Therapeutics, Inc. (a)	27,323	940,184
Sana Biotechnology, Inc. (a)	43,104	287,935
Sangamo Therapeutics, Inc. (a)	62,550	268,340
Sarepta Therapeutics, Inc. (a)	42,182	3,920,817
Scholar Rock Holding Corp. (a)	19,722	135,293
Seagen, Inc. (a)	70,206	12,635,676
Seres Therapeutics, Inc. (a)	50,283	206,663
Sorrento Therapeutics, Inc. (a)	155,188	403,489
SpringWorks Therapeutics, Inc. (a)	13,750	410,850
Stoke Therapeutics, Inc. (a)	8,422	124,561
Syndax Pharmaceuticals, Inc. (a)	22,044	449,036
Tango Therapeutics, Inc. (a)	13,714	56,090
TG Therapeutics, Inc. (a)	69,810	418,162
Travere Therapeutics, Inc. (a)	27,038	636,475
Turning Point Therapeutics, Inc. (a)	22,430	1,681,801
Twist Bioscience Corp. (a)	26,974	1,179,843
Ultragenyx Pharmaceutical, Inc. (a)	33,641	1,792,392
uniQure N.V. (a)	21,083	534,454
United Therapeutics Corp. (a)	23,015	5,318,076
Vanda Pharmaceuticals, Inc. (a)	27,979	301,614
Vaxart, Inc. (a)	62,174	228,800
Vaxcyte, Inc. (a)	17,130	395,360
VBI Vaccines, Inc. (a)	95,407	81,163
Vera Therapeutics, Inc. (a)	7,466	128,789
Veracyte, Inc. (a)	35,970	947,450
Vericel Corp. (a)	21,723	706,866
Vertex Pharmaceuticals, Inc. (a)	129,669	36,360,484
Verve Therapeutics, Inc. (a)	16,382	403,325
Vir Biotechnology, Inc. (a)	36,591	1,017,596
Viridian Therapeutics, Inc. (a)	7,875	104,265
Xencor, Inc. (a)	28,499	817,636
Xenon Pharmaceuticals, Inc. (a)	23,255	770,903
Y-mAbs Therapeutics, Inc. (a)	16,973	264,609
Zentalis Pharmaceuticals, Inc. (a)	23,213	677,820
TOTAL BIOTECHNOLOGY		511,315,107
HEALTH CARE EQUIPMENT & SUPPLIES – 21.8%
Health Care Equipment – 20.5%
Abbott Laboratories	898,222	97,762,482
ABIOMED, Inc. (a)	23,226	6,805,450
Alphatec Holdings, Inc. (a)	36,250	273,325
AngioDynamics, Inc. (a)	20,052	454,980
Artivion, Inc. (a)	20,053	393,039
AtriCure, Inc. (a)	22,536	1,113,504
Axonics, Inc. (a)	18,786	1,218,648
Baxter International, Inc.	255,925	15,012,560
Becton Dickinson and Co.	145,047	35,436,433
Boston Scientific Corp. (a)	726,690	29,830,624
Butterfly Network, Inc. (a)	55,314	240,063

See accompanying notes which are an integral part of the financial statements.
Annual Report	60

Common Stocks – continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES – continued
Health Care Equipment – continued
Cardiovascular Systems, Inc. (a)	20,131	$ 310,219
CONMED Corp.	14,967	1,461,228
CryoPort, Inc. (a)	25,211	937,849
Cutera, Inc. (a)	6,999	324,894
Danaher Corp.	346,139	100,889,134
DexCom, Inc. (a)	197,856	16,240,020
Edwards Lifesciences Corp. (a)	317,427	31,914,111
Enovis Corp. (a)	24,545	1,465,827
Envista Holdings Corp. (a)	82,384	3,348,910
Glaukos Corp. (a)	24,092	1,297,354
Globus Medical, Inc. Class A (a)	51,486	3,021,713
Heska Corp. (a)	5,239	479,316
Hologic, Inc. (a)	127,149	9,075,896
IDEXX Laboratories, Inc. (a)	42,922	17,133,604
Inari Medical, Inc. (a)	20,543	1,593,726
Inogen, Inc. (a)	11,414	317,537
Insulet Corp. (a)	35,296	8,746,349
Integer Holdings Corp. (a)	16,946	1,184,356
Integra LifeSciences Holdings Corp. (a)	37,987	2,090,804
Intuitive Surgical, Inc. (a)	182,212	41,939,736
iRhythm Technologies, Inc. (a)	15,062	2,329,037
LeMaitre Vascular, Inc.	9,787	492,775
LivaNova PLC (a)	26,954	1,716,161
Masimo Corp. (a)	26,732	3,864,913
Medtronic PLC	683,828	63,267,767
Mesa Laboratories, Inc.	2,731	582,386
Nevro Corp. (a)	17,040	738,684
Novocure Ltd. (a)	48,044	3,266,512
NuVasive, Inc. (a)	26,581	1,396,034
Orthofix Medical, Inc. (a)	10,499	269,299
Outset Medical, Inc. (a)	20,370	314,717
Paragon 28, Inc. (a)	13,559	257,621
Penumbra, Inc. (a)	18,286	2,548,703
PROCEPT BioRobotics Corp. (a)	5,580	213,714
QuidelOrtho Corp. (a)	25,559	2,608,040
ResMed, Inc.	74,509	17,920,905
Senseonics Holdings, Inc. (a)	184,084	237,468
Shockwave Medical, Inc. (a)	18,199	3,838,715
SI-BONE, Inc. (a)	14,435	194,006
Steris PLC	51,063	11,522,366
Stryker Corp.	173,072	37,167,212
Surmodics, Inc. (a)	6,922	240,886
Tactile Systems Technology, Inc. (a)	10,036	77,779
Tandem Diabetes Care, Inc. (a)	32,364	2,142,820
Teleflex, Inc.	23,907	5,748,677
TransMedics Group, Inc. (a)	13,818	557,971
Treace Medical Concepts, Inc. (a)	8,067	136,494
Varex Imaging Corp. (a)	19,885	443,237
ViewRay, Inc. (a)	68,141	207,830

	Shares	Value

Zimmer Biomet Holdings, Inc.	106,262	$ 11,730,262
Zimvie, Inc. (a)	10,619	206,221
		608,552,903
Health Care Supplies – 1.3%
Align Technology, Inc. (a)	38,209	10,735,583
Atrion Corp.	718	485,296
Avanos Medical, Inc. (a)	24,327	690,157
BioLife Solutions, Inc. (a)	15,847	305,372
Bioventus, Inc. Class A (a)	15,359	130,398
Cerus Corp. (a)	87,820	474,228
DENTSPLY SIRONA, Inc.	111,528	4,032,852
Embecta Corp.	28,789	847,260
Establishment Labs Holdings, Inc. (a)	9,575	567,702
Figs, Inc. Class A (a)	33,841	357,699
Haemonetics Corp. (a)	26,108	1,814,245
ICU Medical, Inc. (a)	10,309	1,826,446
Lantheus Holdings, Inc. (a)	34,579	2,652,901
Meridian Bioscience, Inc. (a)	22,338	707,221
Merit Medical Systems, Inc. (a)	28,622	1,645,193
Neogen Corp. (a)	54,564	1,262,065
OraSure Technologies, Inc. (a)	35,841	109,673
OrthoPediatrics Corp. (a)	6,897	325,883
Pulmonx Corp. (a)	14,016	238,833
Silk Road Medical, Inc. (a)	17,808	810,442
STAAR Surgical Co. (a)	20,591	1,661,694
The Cooper Cos., Inc.	25,081	8,201,487
		39,882,630
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		648,435,533
HEALTH CARE PROVIDERS & SERVICES – 22.4%
Health Care Distributors – 1.9%
AdaptHealth Corp. (a)	33,190	733,831
AmerisourceBergen Corp.	79,789	11,643,609
Cardinal Health, Inc.	140,855	8,389,324
Covetrus, Inc. (a)	55,893	1,160,898
Henry Schein, Inc. (a)	70,007	5,518,652
McKesson Corp.	76,299	26,062,212
Owens & Minor, Inc.	36,332	1,286,516
Patterson Cos., Inc.	45,053	1,399,346
PetIQ, Inc. (a)	14,016	229,862
		56,424,250
Health Care Facilities – 1.6%
Acadia Healthcare Co., Inc. (a)	45,616	3,782,022
Brookdale Senior Living, Inc. (a)	83,541	402,668
Cano Health, Inc. (a)	73,208	445,837
Community Health Systems, Inc. (a)	58,297	173,725
Encompass Health Corp.	50,749	2,568,914
Hanger, Inc. (a)	19,493	361,985
HCA Healthcare, Inc.	123,707	26,277,841
National HealthCare Corp.	7,447	528,960
Select Medical Holdings Corp.	57,709	1,709,341
See accompanying notes which are an integral part of the financial statements.
61	Annual Report

Fidelity® MSCI Health Care Index ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES – continued
Health Care Facilities – continued
Surgery Partners, Inc. (a)	20,399	$ 803,313
Tenet Healthcare Corp. (a)	52,206	3,451,861
The Ensign Group, Inc.	26,453	2,108,040
The Joint Corp. (a)	7,195	123,034
The Pennant Group, Inc. (a)	13,337	177,916
Universal Health Services, Inc. Class B	34,517	3,882,127
US Physical Therapy, Inc.	6,658	864,075
		47,661,659
Health Care Services – 5.7%
1Life Healthcare, Inc. (a)	68,184	1,155,037
Accolade, Inc. (a)	28,876	266,814
Addus HomeCare Corp. (a)	7,991	741,645
Agiliti, Inc. (a)	16,577	362,871
agilon health, Inc. (a)	102,868	2,574,786
Amedisys, Inc. (a)	16,589	1,988,192
AMN Healthcare Services, Inc. (a)	23,652	2,659,431
Apollo Medical Holdings, Inc. (a)	19,863	1,053,335
Aveanna Healthcare Holdings, Inc. (a)	23,391	49,589
CareMax, Inc. (a)	24,374	174,274
Castle Biosciences, Inc. (a)	10,682	298,669
Chemed Corp.	7,658	3,684,187
Cigna Corp.	163,479	45,015,577
CorVel Corp. (a)	4,942	814,886
Cross Country Healthcare, Inc. (a)	18,308	482,599
CVS Health Corp.	668,521	63,964,089
DaVita, Inc. (a)	29,303	2,466,140
DocGo, Inc. (a)	40,640	314,147
Enhabit, Inc. (a)	25,374	444,299
Fulgent Genetics, Inc. (a)	9,978	596,185
Guardant Health, Inc. (a)	46,486	2,332,203
Hims & Hers Health, Inc. (a)	59,850	370,472
Laboratory Corp. of America Holdings	47,619	12,485,226
LHC Group, Inc. (a)	15,315	2,497,264
ModivCare, Inc. (a)	6,475	646,205
National Research Corp.	7,991	302,859
Oak Street Health, Inc. (a)	55,286	1,600,530
Option Care Health, Inc. (a)	73,022	2,453,539
Pediatrix Medical Group, Inc. (a)	42,446	961,826
Premier, Inc. Class A	60,392	2,322,676
Privia Health Group, Inc. (a)	37,805	1,390,468
Quest Diagnostics, Inc.	60,728	8,293,623
R1 RCM, Inc. (a)	70,411	1,760,275
RadNet, Inc. (a)	25,979	534,388
Signify Health, Inc. (a)	34,718	594,025
		167,652,331
Managed Health Care – 13.2%
Alignment Healthcare, Inc. (a)	42,684	626,601
Centene Corp. (a)	296,878	27,600,748
Clover Health Investments Corp. (a)	167,399	468,717

	Shares	Value

Elevance Health, Inc.	122,903	$ 58,637,021
HealthEquity, Inc. (a)	42,488	2,471,527
Humana, Inc.	64,497	31,087,554
Molina Healthcare, Inc. (a)	29,708	9,735,906
Progyny, Inc. (a)	36,692	1,120,207
UnitedHealth Group, Inc.	479,243	259,912,648
		391,660,929
TOTAL HEALTH CARE PROVIDERS & SERVICES		663,399,169
HEALTH CARE TECHNOLOGY – 1.2%
Health Care Technology – 1.2%
Allscripts Healthcare Solutions, Inc. (a)	58,920	932,114
American Well Corp. Class A (a)	98,894	385,687
Certara, Inc. (a)	52,643	1,210,263
Change Healthcare, Inc. (a)	126,607	3,072,752
Computer Programs & Systems, Inc. (a)	7,232	244,152
Definitive Healthcare Corp. (a)	17,307	449,636
Evolent Health, Inc. Class A (a)	39,168	1,331,320
GoodRx Holdings, Inc. Class A (a)	37,154	231,469
Health Catalyst, Inc. (a)	22,984	384,752
HealthStream, Inc. (a)	12,864	309,508
Inspire Medical Systems, Inc. (a)	13,955	2,916,455
Multiplan Corp. (a)	97,158	491,620
NextGen Healthcare, Inc. (a)	29,758	509,457
Omnicell, Inc. (a)	22,663	2,495,650
OptimizeRx Corp. (a)	8,043	180,726
Phreesia, Inc. (a)	25,512	599,277
Schrodinger, Inc. (a)	29,755	931,332
Sema4 Holdings Corp. (a)	54,873	88,894
Simulations Plus, Inc.	8,143	522,373
Teladoc Health, Inc. (a)	81,963	3,020,337
Veeva Systems, Inc. Class A (a)	70,847	15,839,972
TOTAL HEALTH CARE TECHNOLOGY		36,147,746
LIFE SCIENCES TOOLS & SERVICES – 9.6%
Life Sciences Tools & Services – 9.6%
10X Genomics, Inc. Class A (a)	42,580	1,709,587
23andMe Holding Co. (a)	80,315	223,276
Adaptive Biotechnologies Corp. (a)	51,649	473,105
Agilent Technologies, Inc.	153,011	20,518,775
Avantor, Inc. (a)	310,234	9,002,991
Bionano Genomics, Inc. (a)	141,087	262,422
Bio-Rad Laboratories, Inc. Class A (a)	11,389	6,414,968
Bio-Techne Corp.	20,043	7,722,167
Bruker Corp.	53,529	3,669,413
Charles River Laboratories International, Inc. (a)	25,707	6,440,632
Codexis, Inc. (a)	29,840	204,702
Cytek Biosciences, Inc. (a)	34,038	435,686
Illumina, Inc. (a)	79,861	17,304,281
IQVIA Holdings, Inc. (a)	97,240	23,363,855

See accompanying notes which are an integral part of the financial statements.
Annual Report	62

Common Stocks – continued
	Shares	Value
LIFE SCIENCES TOOLS & SERVICES – continued
Life Sciences Tools & Services – continued
Maravai LifeSciences Holdings, Inc. Class A (a)	56,768	$ 1,481,077
MaxCyte, Inc. (a)	33,134	180,580
Medpace Holdings, Inc. (a)	14,288	2,422,245
Mettler-Toledo International, Inc. (a)	11,615	15,677,114
NanoString Technologies, Inc. (a)	23,165	296,512
NeoGenomics, Inc. (a)	59,256	599,671
Pacific Biosciences of California, Inc. (a)	106,806	466,742
PerkinElmer, Inc.	64,184	9,831,063
Quanterix Corp. (a)	17,665	282,463
Quantum-Si, Inc. (a)	41,403	134,560
Repligen Corp. (a)	26,750	5,707,380
Seer, Inc. (a)	19,416	174,744
SomaLogic, Inc. (a)	69,284	349,884
Sotera Health Co. (a)	50,211	964,051
Syneos Health, Inc. (a)	53,163	4,207,320
Thermo Fisher Scientific, Inc.	199,254	119,235,586
Waters Corp. (a)	30,789	11,208,120
West Pharmaceutical Services, Inc.	37,875	13,012,335
TOTAL LIFE SCIENCES TOOLS & SERVICES		283,977,307
PHARMACEUTICALS – 27.4%
Pharmaceuticals – 27.4%
Aclaris Therapeutics, Inc. (a)	22,367	344,675
Aerie Pharmaceuticals, Inc. (a)	22,523	157,886
Amneal Pharmaceuticals, Inc. (a)	48,669	172,288
Amphastar Pharmaceuticals, Inc. (a)	19,842	741,892
ANI Pharmaceuticals, Inc. (a)	6,793	232,660
Arvinas, Inc. (a)	22,787	1,210,218
ATAI Life Sciences N.V. (a)	61,133	235,973
Atea Pharmaceuticals, Inc. (a)	37,925	310,985
Axsome Therapeutics, Inc. (a)	14,331	553,033
Bristol-Myers Squibb Co.	1,110,226	81,912,474
Cara Therapeutics, Inc. (a)	22,993	200,959
Cassava Sciences, Inc. (a)	19,357	316,100
Catalent, Inc. (a)	86,557	9,789,597
CinCor Pharma, Inc. (a)	6,691	151,350
Collegium Pharmaceutical, Inc. (a)	17,482	300,516
Corcept Therapeutics, Inc. (a)	48,357	1,385,912
DICE Therapeutics, Inc. (a)	4,843	83,493
Elanco Animal Health, Inc. (a)	217,302	4,402,539
Eli Lilly & Co.	412,313	135,935,473
Endo International PLC (a)	116,477	61,756
Evolus, Inc. (a)	18,346	226,206
Fulcrum Therapeutics, Inc. (a)	12,988	76,369
Harmony Biosciences Holdings, Inc. (a)	11,874	602,368
Innoviva, Inc. (a)	31,778	455,697
Intra-Cellular Therapies, Inc. (a)	42,152	2,281,266
Jazz Pharmaceuticals PLC (a)	31,326	4,888,736

	Shares	Value

Johnson & Johnson	1,339,204	$ 233,717,882
Merck & Co., Inc.	1,287,487	115,024,089
Nektar Therapeutics (a)	95,569	378,453
NGM Biopharmaceuticals, Inc. (a)	13,464	194,959
Nuvation Bio, Inc. (a)	62,778	173,267
Organon & Co.	129,359	4,103,267
Pacira BioSciences, Inc. (a)	22,831	1,291,321
Perrigo Co. PLC	68,233	2,856,916
Pfizer, Inc.	2,864,219	144,671,702
Phathom Pharmaceuticals, Inc. (a)	10,172	93,684
Phibro Animal Health Corp. Class A	10,690	209,203
Prestige Consumer Healthcare, Inc. (a)	25,750	1,552,982
Provention Bio, Inc. (a)	30,719	117,347
Reata Pharmaceuticals, Inc. Class A (a)	13,625	418,015
Relmada Therapeutics, Inc. (a)	9,803	250,957
Revance Therapeutics, Inc. (a)	34,286	532,119
Roivant Sciences Ltd. (a)	140,398	558,784
Royalty Pharma PLC Class A	176,703	7,684,813
SIGA Technologies, Inc.	23,324	400,940
Supernus Pharmaceuticals, Inc. (a)	27,327	867,632
Theravance Biopharma, Inc. (a)	27,257	239,589
Tilray Brands, Inc. (a)	239,570	874,431
Tricida, Inc. (a)	12,631	115,700
Viatris, Inc.	614,497	5,954,476
Zoetis, Inc.	240,394	43,883,925
Zogenix, Inc.	23,800	16,184
TOTAL PHARMACEUTICALS		813,213,058
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.1%
Semiconductor Equipment – 0.1%
Azenta, Inc.	38,237	2,610,058
TOTAL COMMON STOCKS (Cost $2,351,815,548)		2,959,097,978
Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.84% (b) (Cost $4,564,000)	4,564,000	4,564,000
TOTAL INVESTMENT IN SECURITIES – 99.8% (Cost $2,356,379,548)		2,963,661,978
NET OTHER ASSETS (LIABILITIES) – 0.2%		4,696,798
NET ASSETS – 100.0%		$2,968,358,776

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
See accompanying notes which are an integral part of the financial statements.
63	Annual Report

Fidelity® MSCI Health Care Index ETF
Schedule of Investments–continued
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	8	September 2022	$ 754,120	$ 58,006	$ 58,006
CME E-mini S&P Health Care Select Sector Index Contracts (United States)	61	September 2022	8,165,460	378,338	378,338
Total Equity Index Contracts					$ 436,344
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
Investment Valuation
The following is a summary of the inputs used, as of July 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,959,097,978	$ 2,959,097,978	$ —	$ —
Money Market Funds	4,564,000	4,564,000	—	—
Total Investments in Securities:	$ 2,963,661,978	$ 2,963,661,978	$ —	$ —
Derivative Instruments:
Assets
Futures Contracts	$ 436,344	$ 436,344	$ —	$ —
Total Assets	$ 436,344	$ 436,344	$ —	$ —
Total Derivative Instruments:	$ 436,344	$ 436,344	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$436,344	$0
Total Equity Risk	436,344	0
Total Value of Derivatives	$436,344	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Annual Report	64

Fidelity® MSCI Industrials Index ETF
Schedule of Investments July 31, 2022
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
AEROSPACE & DEFENSE – 17.4%
Aerospace & Defense – 17.4%
AAR Corp. (a)	6,855	$ 305,253
Aerojet Rocketdyne Holdings, Inc. (a)	14,001	611,704
AeroVironment, Inc. (a)	4,527	392,219
AerSale Corp. (a)	2,992	52,390
Astra Space, Inc. (a)	24,012	34,337
Axon Enterprise, Inc. (a)	13,019	1,434,564
BWX Technologies, Inc.	17,653	1,000,572
Cadre Holdings, Inc.	2,327	55,033
Curtiss-Wright Corp.	7,429	1,065,616
Ducommun, Inc. (a)	2,197	104,006
General Dynamics Corp.	45,574	10,330,258
HEICO Corp.	8,408	1,326,026
HEICO Corp. Class A	14,165	1,808,587
Hexcel Corp.	16,252	983,408
Howmet Aerospace, Inc.	72,868	2,705,589
Huntington Ingalls Industries, Inc.	7,729	1,675,956
Kaman Corp.	4,842	149,037
Kratos Defense & Security Solutions, Inc. (a)	24,153	347,562
L3Harris Technologies, Inc.	37,275	8,944,882
Lockheed Martin Corp.	47,320	19,581,489
Maxar Technologies, Inc.	14,089	387,166
Mercury Systems, Inc. (a)	9,868	582,311
Moog, Inc. Class A	5,584	478,214
National Presto Industries, Inc.	988	70,345
Northrop Grumman Corp.	28,633	13,712,344
Parsons Corp. (a)	7,008	302,956
Raytheon Technologies Corp.	288,127	26,856,318
Rocket Lab USA, Inc. (a)	26,932	125,772
Spirit AeroSystems Holdings, Inc. Class A	20,376	668,740
Textron, Inc.	41,876	2,748,741
The Boeing Co. (a)	106,932	17,035,337
TransDigm Group, Inc. (a)	10,173	6,331,065
Triumph Group, Inc. (a)	12,685	197,125
V2X, Inc. (a)	2,230	74,125
Virgin Galactic Holdings, Inc. (a)	39,879	296,700
TOTAL AEROSPACE & DEFENSE		122,775,747
AIR FREIGHT & LOGISTICS – 6.7%
Air Freight & Logistics – 6.7%
Air Transport Services Group, Inc. (a)	3,507	109,909
Atlas Air Worldwide Holdings, Inc. (a)	1,436	108,720
CH Robinson Worldwide, Inc.	24,830	2,748,681
Expeditors International of Washington, Inc.	32,723	3,476,819

	Shares	Value

FedEx Corp.	48,600	$ 11,328,174
Forward Air Corp.	5,216	547,315
GXO Logistics, Inc. (a)	20,528	985,344
Hub Group, Inc. Class A (a)	6,596	503,934
United Parcel Service, Inc. Class B	141,436	27,564,462
TOTAL AIR FREIGHT & LOGISTICS		47,373,358
AIRLINES – 0.5%
Airlines – 0.5%
Alaska Air Group, Inc. (a)	6,050	268,197
Allegiant Travel Co. (a)	881	101,588
American Airlines Group, Inc. (a)	31,465	431,385
Blade Air Mobility, Inc. (a)	8,213	45,623
Delta Air Lines, Inc. (a)	30,842	980,776
Frontier Group Holdings, Inc. (a)	8,739	126,541
Hawaiian Holdings, Inc. (a)	2,560	38,298
JetBlue Airways Corp. (a)	15,316	128,961
SkyWest, Inc. (a)	2,343	56,583
Southwest Airlines Co. (a)	28,528	1,087,487
Spirit Airlines, Inc. (a)	5,369	132,990
Sun Country Airlines Holdings, Inc. (a)	5,588	112,710
Wheels Up Experience, Inc. (a)	11,181	25,045
TOTAL AIRLINES		3,536,184
BUILDING PRODUCTS – 6.8%
Building Products – 6.8%
AAON, Inc.	8,077	485,993
Advanced Drainage Systems, Inc.	12,508	1,483,449
Allegion PLC	16,982	1,794,997
American Woodmark Corp. (a)	3,189	160,152
AO Smith Corp.	25,382	1,605,919
Apogee Enterprises, Inc.	4,839	201,351
Armstrong World Industries, Inc.	9,099	812,996
Builders FirstSource, Inc. (a)	36,973	2,514,164
Carlisle Cos., Inc.	10,062	2,979,358
Carrier Global Corp.	165,176	6,694,583
CSW Industrials, Inc.	2,891	345,388
Fortune Brands Home & Security, Inc.	25,920	1,806,106
Gibraltar Industries, Inc. (a)	6,344	296,836
Griffon Corp.	8,157	244,791
Insteel Industries, Inc.	3,808	119,190
Janus International Group, Inc. (a)	15,575	158,398
JELD-WEN Holding, Inc. (a)	17,344	308,376
Johnson Controls International PLC	135,658	7,313,323
Lennox International, Inc.	6,376	1,527,243
Masco Corp.	46,252	2,561,436
Masonite International Corp. (a)	4,268	388,516
Owens Corning	19,144	1,775,414
PGT Innovations, Inc. (a)	11,369	248,981
Quanex Building Products Corp.	6,331	155,806
Resideo Technologies, Inc. (a)	28,629	644,439

See accompanying notes which are an integral part of the financial statements.
65	Annual Report

Fidelity® MSCI Industrials Index ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
BUILDING PRODUCTS – continued
Building Products – continued
Simpson Manufacturing Co., Inc.	8,350	$ 862,388
The AZEK Co., Inc. (a)	22,460	464,473
Trane Technologies PLC	45,089	6,627,632
Trex Co., Inc. (a)	22,138	1,428,344
UFP Industries, Inc.	11,977	1,104,399
Zurn Elkay Water Solutions Corp.	24,301	703,514
TOTAL BUILDING PRODUCTS		47,817,955
COMMERCIAL SERVICES & SUPPLIES – 7.5%
Commercial Printing – 0.1%
Brady Corp. Class A	9,225	441,416
Cimpress PLC (a)	3,319	133,391
Deluxe Corp.	8,189	205,871
Ennis, Inc.	5,065	110,670
		891,348
Diversified Support Services – 2.3%
ACV Auctions, Inc. Class A (a)	19,869	146,832
Cintas Corp.	18,025	7,669,457
Copart, Inc. (a)	41,215	5,279,641
Driven Brands Holdings, Inc. (a)	9,675	293,927
Healthcare Services Group, Inc.	14,147	202,868
IAA, Inc. (a)	25,957	979,358
KAR Auction Services, Inc. (a)	23,245	397,489
Matthews International Corp. Class A	5,490	153,446
UniFirst Corp.	2,923	572,586
Viad Corp. (a)	3,934	132,851
		15,828,455
Environmental & Facilities Services – 4.7%
ABM Industries, Inc.	13,045	584,938
BrightView Holdings, Inc. (a)	6,712	88,196
Casella Waste Systems, Inc. Class A (a)	9,766	790,558
Clean Harbors, Inc. (a)	9,942	970,240
Harsco Corp. (a)	15,717	75,599
Heritage-Crystal Clean, Inc. (a)	3,164	106,184
Montrose Environmental Group, Inc. (a)	4,580	183,749
Republic Services, Inc.	42,767	5,930,072
Rollins, Inc.	42,688	1,646,476
SP Plus Corp. (a)	4,405	150,915
Stericycle, Inc. (a)	17,661	827,771
Tetra Tech, Inc.	10,442	1,600,445
Waste Connections, Inc.	49,683	6,626,222
Waste Management, Inc.	80,046	13,172,370
		32,753,735
Office Services & Supplies – 0.3%
ACCO Brands Corp.	18,088	129,691
HNI Corp.	8,373	295,734
Interface, Inc.	11,554	167,418
MillerKnoll, Inc.	14,708	442,858
MSA Safety, Inc.	7,213	925,716

	Shares	Value

Pitney Bowes, Inc.	18,240	$ 59,645
Steelcase, Inc. Class A	15,856	176,477
		2,197,539
Security & Alarm Services – 0.1%
CoreCivic, Inc. (a)	23,207	249,939
The Brink's Co.	9,526	542,411
		792,350
Specialized REITs – 0.0%
The Geo Group, Inc. (a)	17,910	117,490
TOTAL COMMERCIAL SERVICES & SUPPLIES		52,580,917
CONSTRUCTION & ENGINEERING – 2.4%
Construction & Engineering – 2.2%
AECOM	25,940	1,867,680
Ameresco, Inc. Class A (a)	6,157	352,304
API Group Corp. (a)	31,399	556,076
Arcosa, Inc.	9,307	479,869
Argan, Inc.	3,000	111,480
Comfort Systems USA, Inc.	6,907	729,794
Construction Partners, Inc. Class A (a)	7,960	189,289
Dycom Industries, Inc. (a)	5,853	603,795
EMCOR Group, Inc.	10,175	1,184,065
Fluor Corp. (a)	27,181	690,669
Granite Construction, Inc.	8,962	267,964
Great Lakes Dredge & Dock Corp. (a)	12,899	166,784
IES Holdings, Inc. (a)	1,822	60,126
MasTec, Inc. (a)	11,076	874,229
MYR Group, Inc. (a)	3,299	314,164
NV5 Global, Inc. (a)	2,547	345,373
Primoris Services Corp.	10,390	242,710
Quanta Services, Inc.	27,767	3,852,116
Sterling Infrastructure, Inc. (a)	5,601	144,002
Tutor Perini Corp. (a)	8,388	76,163
Valmont Industries, Inc.	4,105	1,114,425
WillScot Mobile Mini Holdings Corp. (a)	43,100	1,664,091
		15,887,168
Multi-Utilities – 0.2%
MDU Resources Group, Inc.	39,174	1,119,201
TOTAL CONSTRUCTION & ENGINEERING		17,006,369
ELECTRICAL EQUIPMENT – 7.7%
Electrical Components & Equipment – 7.6%
Acuity Brands, Inc.	6,744	1,230,106
AMETEK, Inc.	44,736	5,524,896
Array Technologies, Inc. (a)	24,983	420,963
Atkore, Inc. (a)	8,663	859,976
Blink Charging Co. (a)	7,424	157,166
ChargePoint Holdings, Inc. (a)	41,571	628,138
Eaton Corp. PLC	76,997	11,425,585
Emerson Electric Co.	114,685	10,329,678
Encore Wire Corp.	3,898	539,756

See accompanying notes which are an integral part of the financial statements.
Annual Report	66

Common Stocks – continued
	Shares	Value
ELECTRICAL EQUIPMENT – continued
Electrical Components & Equipment – continued
EnerSys	7,972	$ 525,434
Enovix Corp. (a)	13,606	181,232
ESS Tech, Inc. (a)	10,311	39,182
FREYR Battery S.A. (a)	15,745	157,135
FuelCell Energy, Inc. (a)	70,419	252,804
Generac Holdings, Inc. (a)	12,322	3,305,993
GrafTech International Ltd.	40,688	313,298
Heliogen, Inc. (a)	14,172	35,005
Hubbell, Inc.	10,509	2,301,681
nVent Electric PLC	32,081	1,132,780
Plug Power, Inc. (a)	100,174	2,137,713
Regal Rexnord Corp.	13,065	1,754,629
Rockwell Automation, Inc.	22,435	5,727,207
Sensata Technologies Holding PLC	30,453	1,354,245
SES AI Corp. (a)	17,624	81,247
Shoals Technologies Group, Inc. (a)	20,162	476,428
Stem, Inc. (a)	11,858	134,351
Sunrun, Inc. (a)	36,238	1,184,620
Thermon Group Holdings, Inc. (a)	6,476	100,831
Vertiv Holdings Co.	61,909	707,001
Vicor Corp. (a)	4,373	319,054
		53,338,134
Heavy Electrical Equipment – 0.1%
AZZ, Inc.	4,744	201,810
Babcock & Wilcox Enterprises, Inc. (a)	11,585	92,217
Bloom Energy Corp. Class A (a)	31,160	630,367
Energy Vault Holdings, Inc. (a)	10,323	45,937
TPI Composites, Inc. (a)	7,365	121,301
		1,091,632
TOTAL ELECTRICAL EQUIPMENT		54,429,766
INDUSTRIAL CONGLOMERATES – 8.1%
Industrial Conglomerates – 8.1%
3M Co.	110,264	15,794,215
General Electric Co.	212,248	15,687,250
Honeywell International, Inc.	132,412	25,484,013
TOTAL INDUSTRIAL CONGLOMERATES		56,965,478
LEISURE PRODUCTS – 0.0%
Leisure Products – 0.0%
Hayward Holdings, Inc. (a)	14,816	172,903
MACHINERY – 20.4%
Agricultural & Farm Machinery – 3.2%
AGCO Corp.	12,251	1,334,379
Deere & Co.	56,270	19,310,739
Hydrofarm Holdings Group, Inc. (a)	5,300	17,119
Lindsay Corp.	2,143	329,936
The Toro Co.	20,265	1,742,587

	Shares	Value

Titan International, Inc. (a)	9,649	$ 161,717
		22,896,477
Construction Machinery & Heavy Trucks – 5.9%
Alamo Group, Inc.	2,079	269,043
Allison Transmission Holdings, Inc.	18,897	791,217
Astec Industries, Inc.	4,394	215,877
Blue Bird Corp. (a)	3,374	37,654
Caterpillar, Inc.	103,465	20,511,936
Cummins, Inc.	27,499	6,085,804
Douglas Dynamics, Inc.	4,499	143,338
Federal Signal Corp.	11,714	486,365
Hyliion Holdings Corp. (a)	21,765	85,537
Hyzon Motors, Inc. (a)	13,917	55,946
Ideanomics, Inc. (a)	88,212	60,117
Meritor, Inc. (a)	13,000	473,460
Microvast Holdings, Inc. (a)	23,227	61,552
Nikola Corp. (a)	51,965	323,222
Oshkosh Corp.	12,863	1,107,504
PACCAR, Inc.	67,106	6,141,541
Proterra, Inc. (a)	33,774	182,042
REV Group, Inc.	6,743	78,489
Terex Corp.	13,535	453,558
The Greenbrier Cos., Inc.	6,351	202,089
The Manitowoc Co., Inc. (a)	6,910	78,981
The Shyft Group, Inc.	6,422	166,587
Trinity Industries, Inc.	15,298	396,983
Wabash National Corp.	9,619	173,719
Westinghouse Air Brake Technologies Corp.	34,014	3,179,289
		41,761,850
Industrial Machinery – 11.3%
Albany International Corp. Class A	6,153	561,584
Altra Industrial Motion Corp.	12,589	525,339
Barnes Group, Inc.	9,329	315,507
Chart Industries, Inc. (a)	7,013	1,368,166
CIRCOR International, Inc. (a)	3,685	64,156
Columbus McKinnon Corp.	5,597	185,261
Crane Holdings Co.	9,645	954,180
Desktop Metal, Inc. Class A (a)	42,486	90,495
Donaldson Co., Inc.	23,817	1,295,883
Dover Corp.	27,828	3,720,047
Energy Recovery, Inc. (a)	9,878	219,588
Enerpac Tool Group Corp.	11,545	234,364
EnPro Industries, Inc.	3,808	355,972
Esab Corp.	9,271	382,151
ESCO Technologies, Inc.	5,018	389,146
Evoqua Water Technologies Corp. (a)	23,381	891,050
Flowserve Corp.	25,249	854,426
Fortive Corp.	65,782	4,239,650
Franklin Electric Co., Inc.	7,656	695,318
Gates Industrial Corp. PLC (a)	19,698	242,285
See accompanying notes which are an integral part of the financial statements.
67	Annual Report

Fidelity® MSCI Industrials Index ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
MACHINERY – continued
Industrial Machinery – continued
Graco, Inc.	32,843	$ 2,205,736
Helios Technologies, Inc.	6,261	430,882
Hillenbrand, Inc.	13,996	646,615
Hillman Solutions Corp. (a)	18,985	196,495
Hyster-Yale Materials Handling, Inc.	1,759	60,844
IDEX Corp.	14,709	3,070,504
Illinois Tool Works, Inc.	60,417	12,552,236
Ingersoll Rand, Inc.	78,718	3,920,156
ITT, Inc.	16,483	1,236,720
John Bean Technologies Corp.	6,155	691,268
Kadant, Inc.	2,225	453,566
Kennametal, Inc.	15,340	411,879
Lincoln Electric Holdings, Inc.	10,780	1,524,723
Luxfer Holdings PLC	5,669	92,632
Markforged Holding Corp. (a)	16,262	35,614
Mueller Industries, Inc.	9,994	672,896
Mueller Water Products, Inc. Class A	30,113	392,071
Nordson Corp.	10,094	2,331,613
Omega Flex, Inc.	687	78,998
Otis Worldwide Corp.	82,049	6,413,770
Parker Hannifin Corp.	24,805	7,170,877
Pentair PLC	31,751	1,552,306
Proto Labs, Inc. (a)	5,291	258,677
RBC Bearings, Inc. (a)	5,558	1,311,688
Sarcos Technology and Robotics Corp. (a)	12,423	41,617
Snap-on, Inc.	10,329	2,314,212
SPX Corp. (a)	8,715	515,318
Standex International Corp.	2,396	232,604
Stanley Black & Decker, Inc.	31,546	3,070,372
Tennant Co.	3,403	228,103
The Gorman-Rupp Co.	4,090	125,563
The Middleby Corp. (a)	10,211	1,477,430
The Timken Co.	13,030	851,901
Velo3D, Inc. (a)	10,635	34,138
Watts Water Technologies, Inc. Class A	5,343	738,029
Woodward, Inc.	11,550	1,209,285
Xylem, Inc.	34,759	3,198,871
		79,334,777
TOTAL MACHINERY		143,993,104
MARINE – 0.1%
Marine – 0.1%
Eagle Bulk Shipping, Inc.	1,839	97,338
Genco Shipping & Trading Ltd.	7,288	140,513
Kirby Corp. (a)	2,952	187,275
Matson, Inc.	1,974	180,956
TOTAL MARINE		606,082

	Shares	Value
PROFESSIONAL SERVICES – 6.7%
Human Resource & Employment Services – 1.1%
Alight, Inc. (a)	49,434	$ 372,732
ASGN, Inc. (a)	10,017	1,039,364
Barrett Business Services, Inc.	1,434	117,000
First Advantage Corp. (a)	10,513	147,497
Heidrick & Struggles International, Inc.	3,838	119,515
HireRight Holdings Corp. (a)	4,604	68,415
Insperity, Inc.	7,024	770,814
Kelly Services, Inc. Class A	6,492	140,747
Kforce, Inc.	3,931	258,856
Korn Ferry	10,560	691,786
ManpowerGroup, Inc.	10,361	812,406
Robert Half International, Inc.	21,387	1,692,567
Skillsoft Corp. (a)	12,483	47,935
Sterling Check Corp. (a)	15,813	310,726
TriNet Group, Inc. (a)	8,279	683,018
TrueBlue, Inc. (a)	6,638	143,646
Upwork, Inc. (a)	22,175	411,568
		7,828,592
Research & Consulting Services – 5.6%
Booz Allen Hamilton Holding Corp.	25,736	2,470,141
CACI International, Inc. Class A (a)	4,522	1,366,956
CBIZ, Inc. (a)	9,097	415,005
Clarivate PLC (a)	59,693	864,952
CoStar Group, Inc. (a)	76,261	5,535,786
CRA International, Inc.	1,400	138,614
Dun & Bradstreet Holdings, Inc. (a)	37,482	590,716
Equifax, Inc.	23,575	4,925,053
Exponent, Inc.	10,022	1,007,111
Forrester Research, Inc. (a)	2,242	104,231
Franklin Covey Co. (a)	2,492	130,406
FTI Consulting, Inc. (a)	6,606	1,080,477
Huron Consulting Group, Inc. (a)	4,146	278,197
ICF International, Inc.	3,608	340,415
Jacobs Engineering Group, Inc.	24,964	3,427,557
KBR, Inc.	26,945	1,434,282
Leidos Holdings, Inc.	25,734	2,753,538
ManTech International Corp. Class A	5,343	511,966
Nielsen Holdings PLC	65,838	1,576,820
Planet Labs PBC (a)	30,982	165,134
Resources Connection, Inc.	5,904	126,700
Science Applications International Corp.	11,288	1,093,469
TransUnion	37,084	2,938,165
Verisk Analytics, Inc.	31,139	5,924,195
Willdan Group, Inc. (a)	2,423	65,930
		39,265,816
TOTAL PROFESSIONAL SERVICES		47,094,408

See accompanying notes which are an integral part of the financial statements.
Annual Report	68

Common Stocks – continued
	Shares	Value
ROAD & RAIL – 11.4%
Railroads – 7.6%
CSX Corp.	423,482	$ 13,691,173
Norfolk Southern Corp.	46,294	11,627,664
Union Pacific Corp.	122,967	27,950,399
		53,269,236
Trucking – 3.8%
AMERCO	1,894	1,017,230
ArcBest Corp.	4,750	420,850
Avis Budget Group, Inc. (a)	6,254	1,138,416
Heartland Express, Inc.	11,431	181,524
Hertz Global Holdings, Inc. (a)	44,319	949,313
JB Hunt Transport Services, Inc.	16,173	2,964,026
Knight-Swift Transportation Holdings, Inc.	30,435	1,672,403
Landstar System, Inc.	7,200	1,127,376
Lyft, Inc. Class A (a)	59,103	819,168
Marten Transport Ltd.	12,830	276,615
Old Dominion Freight Line, Inc.	18,850	5,721,164
Ryder System, Inc.	10,410	815,311
Saia, Inc. (a)	5,106	1,214,462
Schneider National, Inc. Class B	10,880	275,590
TuSimple Holdings, Inc. (a)	9,569	95,307
Uber Technologies, Inc. (a)	283,014	6,636,678
Werner Enterprises, Inc.	11,434	502,639
XPO Logistics, Inc. (a)	19,956	1,192,171
		27,020,243
TOTAL ROAD & RAIL		80,289,479
TRADING COMPANIES & DISTRIBUTORS – 4.0%
Trading Companies & Distributors – 4.0%
Air Lease Corp.	20,993	779,050
Applied Industrial Technologies, Inc.	7,399	744,265
Beacon Roofing Supply, Inc. (a)	10,896	653,978
BlueLinx Holdings, Inc. (a)	1,877	150,160
Boise Cascade Co.	7,588	536,548
Core & Main, Inc. (a)	12,956	312,758
DXP Enterprises, Inc. (a)	3,078	104,652
Fastenal Co.	111,123	5,707,277
GATX Corp.	6,841	685,810
Global Industrial Co.	3,284	117,403

	Shares	Value

GMS, Inc. (a)	7,474	$ 396,645
H&E Equipment Services, Inc.	6,353	227,120
Herc Holdings, Inc.	4,593	569,624
McGrath RentCorp	4,693	395,901
MRC Global, Inc. (a)	16,073	186,768
MSC Industrial Direct Co., Inc. Class A	9,082	750,718
NOW, Inc. (a)	21,574	238,608
Rush Enterprises, Inc. Class A	8,289	399,447
Rush Enterprises, Inc. Class B	1,069	57,993
SiteOne Landscape Supply, Inc. (a)	8,661	1,206,737
Titan Machinery, Inc. (a)	3,926	110,438
Triton International Ltd.	12,934	828,811
United Rentals, Inc. (a)	13,984	4,512,217
Univar Solutions, Inc. (a)	32,726	884,911
Veritiv Corp. (a)	2,675	331,754
Watsco, Inc.	6,369	1,744,788
WESCO International, Inc. (a)	8,797	1,124,609
WW Grainger, Inc.	8,871	4,821,655
TOTAL TRADING COMPANIES & DISTRIBUTORS		28,580,645
TOTAL COMMON STOCKS (Cost $688,245,797)		703,222,395
Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.84% (b) (Cost $910,000)	910,000	910,000
TOTAL INVESTMENT IN SECURITIES – 99.8% (Cost $689,155,797)		704,132,395
NET OTHER ASSETS (LIABILITIES) – 0.2%		1,162,168
NET ASSETS – 100.0%		$ 705,294,563

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
See accompanying notes which are an integral part of the financial statements.
69	Annual Report

Fidelity® MSCI Industrials Index ETF
Schedule of Investments–continued
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	3	September 2022	$ 282,795	$ 8,533	$ 8,533
CME E-mini S&P Industrial Select Sector Index Contracts (United States)	17	September 2022	1,638,630	77,948	77,948
Total Equity Index Contracts					$ 86,481
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
Investment Valuation
The following is a summary of the inputs used, as of July 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 703,222,395	$ 703,222,395	$ —	$ —
Money Market Funds	910,000	910,000	—	—
Total Investments in Securities:	$ 704,132,395	$ 704,132,395	$ —	$ —
Derivative Instruments:
Assets
Futures Contracts	$ 86,481	$ 86,481	$ —	$ —
Total Assets	$ 86,481	$ 86,481	$ —	$ —
Total Derivative Instruments:	$ 86,481	$ 86,481	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$86,481	$0
Total Equity Risk	86,481	0
Total Value of Derivatives	$86,481	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Annual Report	70

Fidelity® MSCI Information Technology Index ETF
Schedule of Investments July 31, 2022
Showing Percentage of Net Assets
Common Stocks – 99.9%
	Shares	Value
COMMUNICATIONS EQUIPMENT – 2.9%
Communications Equipment – 2.9%
ADTRAN Holdings, Inc.	38,227	$ 920,888
Arista Networks, Inc. (a)	128,590	14,997,452
Calix, Inc. (a)	30,163	1,720,498
Cambium Networks Corp. (a)	6,258	117,963
Casa Systems, Inc. (a)	20,133	88,988
Ciena Corp. (a)	79,585	4,106,586
Cisco Systems, Inc.	2,167,757	98,351,135
Clearfield, Inc. (a)	6,083	599,480
CommScope Holding Co., Inc. (a)	106,434	961,099
Comtech Telecommunications Corp.	13,793	160,275
Digi International, Inc. (a)	18,205	518,660
Extreme Networks, Inc. (a)	67,209	879,094
F5, Inc. (a)	31,593	5,287,404
Harmonic, Inc. (a)	53,553	584,799
Infinera Corp. (a)	99,621	652,518
Inseego Corp. (a)	41,113	91,682
Juniper Networks, Inc.	167,878	4,705,620
Lumentum Holdings, Inc. (a)	37,552	3,396,954
Motorola Solutions, Inc.	87,699	20,924,104
NETGEAR, Inc. (a)	15,267	393,583
Netscout Systems, Inc. (a)	38,398	1,366,201
Plantronics, Inc. (a)	22,253	885,447
Ribbon Communications, Inc. (a)	38,651	131,027
ViaSat, Inc. (a)	29,017	955,530
Viavi Solutions, Inc. (a)	119,638	1,770,642
TOTAL COMMUNICATIONS EQUIPMENT		164,567,629
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 3.2%
Electronic Components – 0.9%
Amphenol Corp. Class A	312,196	24,079,677
Belden, Inc.	23,405	1,514,772
Corning, Inc.	419,405	15,417,328
II-VI, Inc. (a)	67,033	3,528,617
Knowles Corp. (a)	47,750	943,063
Lightwave Logic, Inc. (a)	57,724	615,915
Littelfuse, Inc.	12,844	3,581,806
Rogers Corp. (a)	9,783	2,634,073
Vishay Intertechnology, Inc.	69,075	1,427,089
		53,742,340
Electronic Equipment & Instruments – 1.2%
908 Devices, Inc. (a)	9,554	214,965
Advanced Energy Industries, Inc.	19,590	1,753,109
Aeva Technologies, Inc. (a)	56,168	198,273
AEye, Inc. (a)	52,858	118,402
Arlo Technologies, Inc. (a)	44,105	310,058
Badger Meter, Inc.	15,211	1,463,146
Cognex Corp.	90,462	4,611,753
Evolv Technologies Holdings, Inc. (a)	33,546	90,239
FARO Technologies, Inc. (a)	9,470	307,964

	Shares	Value

Itron, Inc. (a)	23,414	$ 1,367,378
Keysight Technologies, Inc. (a)	95,428	15,516,593
MicroVision, Inc. (a)	85,360	439,604
Mirion Technologies, Inc. (a)	67,459	458,721
Napco Security Technologies, Inc. (a)	16,244	416,821
National Instruments Corp.	68,676	2,609,688
nLight, Inc. (a)	23,061	282,728
Novanta, Inc. (a)	18,513	2,854,705
OSI Systems, Inc. (a)	8,819	852,533
Ouster, Inc. (a)	35,953	63,277
PAR Technology Corp. (a)	13,976	581,681
SmartRent, Inc. (a)	45,427	257,117
Teledyne Technologies, Inc. (a)	24,676	9,658,186
Trimble, Inc. (a)	131,528	9,131,989
Velodyne Lidar, Inc. (a)	78,682	82,616
Vishay Precision Group, Inc. (a)	6,558	204,479
Vontier Corp.	83,843	2,163,149
Zebra Technologies Corp. Class A (a)	27,612	9,876,536
		65,885,710
Electronic Manufacturing Services – 0.7%
Benchmark Electronics, Inc.	18,326	468,779
CTS Corp.	17,861	726,586
Fabrinet (a)	19,246	1,848,771
Flex Ltd. (a)	241,388	4,055,318
IPG Photonics Corp. (a)	19,133	2,039,195
Jabil, Inc.	70,895	4,206,909
Kimball Electronics, Inc. (a)	13,064	287,408
Methode Electronics, Inc.	19,390	799,644
Plexus Corp. (a)	14,613	1,372,891
Sanmina Corp. (a)	33,053	1,522,091
TE Connectivity Ltd.	169,733	22,698,394
TTM Technologies, Inc. (a)	51,568	697,715
		40,723,701
Technology Distributors – 0.4%
Arrow Electronics, Inc. (a)	35,205	4,512,225
Avnet, Inc.	51,475	2,464,108
CDW Corp.	70,516	12,800,770
ePlus, Inc. (a)	13,988	777,313
Insight Enterprises, Inc. (a)	18,154	1,695,765
PC Connection, Inc.	6,133	290,888
ScanSource, Inc. (a)	13,328	425,830
TD SYNNEX Corp.	22,557	2,265,174
		25,232,073
TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		185,583,824
IT SERVICES – 16.2%
Data Processing & Outsourced Services – 11.1%
Affirm Holdings, Inc. (a)	98,933	2,655,362
Automatic Data Processing, Inc.	219,191	52,851,334
AvidXchange Holdings, Inc. (a)	25,599	184,825

See accompanying notes which are an integral part of the financial statements.
71	Annual Report

Fidelity® MSCI Information Technology Index ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
IT SERVICES – continued
Data Processing & Outsourced Services – continued
Block, Inc. (a)	270,200	$ 20,551,412
Broadridge Financial Solutions, Inc.	61,060	9,803,183
Cantaloupe, Inc. (a)	27,735	168,351
Cass Information Systems, Inc.	6,919	252,267
Concentrix Corp.	23,131	3,094,003
Conduent, Inc. (a)	89,642	417,732
CSG Systems International, Inc.	16,826	1,097,896
Euronet Worldwide, Inc. (a)	26,613	2,615,260
EVERTEC, Inc.	31,897	1,243,664
Evo Payments, Inc. Class A (a)	24,677	674,669
ExlService Holdings, Inc. (a)	17,276	2,908,760
Fidelity National Information Services, Inc.	318,101	32,497,198
Fiserv, Inc. (a)	323,317	34,168,141
FleetCor Technologies, Inc. (a)	40,125	8,831,111
Flywire Corp. (a)	15,763	369,800
Global Payments, Inc.	147,051	17,987,278
I3 Verticals, Inc. Class A (a)	11,478	311,398
International Money Express, Inc. (a)	17,074	410,459
Jack Henry & Associates, Inc.	38,154	7,927,257
Marqeta, Inc. Class A (a)	188,250	1,805,317
Mastercard, Inc. Class A	455,428	161,125,872
Maximus, Inc.	32,205	2,152,904
MoneyGram International, Inc. (a)	42,476	431,556
Paya Holdings, Inc. (a)	44,630	311,964
Paychex, Inc.	169,238	21,709,851
Paymentus Holdings, Inc. Class A (a)	7,630	111,016
Payoneer Global, Inc. (a)	105,796	564,951
PayPal Holdings, Inc. (a)	577,542	49,974,709
Remitly Global, Inc. (a)	43,215	411,839
Repay Holdings Corp. (a)	42,387	567,986
Sabre Corp. (a)	159,864	983,164
Shift4 Payments, Inc. (a)	25,638	933,992
TaskUS, Inc. Class A (a)	12,761	268,364
The Western Union Co.	204,688	3,483,790
TTEC Holdings, Inc.	9,779	715,529
Verra Mobility Corp. (a)	72,463	1,194,915
Visa, Inc. Class A	865,410	183,562,115
WEX, Inc. (a)	23,314	3,875,020
		635,206,214
Internet Services & Infrastructure – 1.4%
Akamai Technologies, Inc. (a)	83,979	8,080,459
BigCommerce Holdings, Inc. (a)	30,108	471,190
Cloudflare, Inc. Class A (a)	131,059	6,594,889
Cyxtera Technologies, Inc. (a)	23,221	283,064
DigitalOcean Holdings, Inc. (a)	25,188	1,032,204
Edgio, Inc. (a)	70,272	177,788
Fastly, Inc. Class A (a)	55,008	625,441
GoDaddy, Inc. Class A (a)	87,691	6,504,918

	Shares	Value

MongoDB, Inc. (a)	34,892	$ 10,902,703
Okta, Inc. (a)	77,443	7,624,263
Rackspace Technology, Inc. (a)	27,312	184,083
Snowflake, Inc. Class A (a)	111,861	16,769,083
SolarWinds Corp.	20,695	221,644
Squarespace, Inc. Class A (a)	16,668	354,528
Switch, Inc. Class A	68,399	2,312,570
Tucows, Inc. Class A (a)	5,314	245,879
Twilio, Inc. Class A (a)	89,937	7,626,658
VeriSign, Inc. (a)	51,868	9,811,351
		79,822,715
IT Consulting & Other Services – 3.7%
Accenture PLC Class A	329,795	101,003,017
Cognizant Technology Solutions Corp. Class A	273,470	18,585,021
DXC Technology Co. (a)	127,163	4,018,351
EPAM Systems, Inc. (a)	29,738	10,385,996
Gartner, Inc. (a)	43,013	11,419,091
Grid Dynamics Holdings, Inc. (a)	22,061	416,291
International Business Machines Corp.	469,284	61,377,654
Kyndryl Holdings, Inc. (a)	93,264	976,474
LiveRamp Holdings, Inc. (a)	35,459	943,564
Perficient, Inc. (a)	17,953	1,894,401
The Hackett Group, Inc.	12,395	259,923
Unisys Corp. (a)	34,973	479,830
		211,759,613
TOTAL IT SERVICES		926,788,542
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 19.1%
Semiconductor Equipment – 3.1%
ACM Research, Inc. Class A (a)	22,237	375,361
Amkor Technology, Inc.	57,250	1,154,733
Applied Materials, Inc.	461,018	48,858,688
Axcelis Technologies, Inc. (a)	17,300	1,216,709
Cohu, Inc. (a)	25,260	721,931
Enphase Energy, Inc. (a)	69,902	19,864,750
Entegris, Inc.	77,721	8,541,538
FormFactor, Inc. (a)	40,742	1,448,786
Ichor Holdings Ltd. (a)	14,778	461,960
KLA Corp.	78,670	30,173,092
Kulicke & Soffa Industries, Inc.	32,403	1,559,232
Lam Research Corp.	72,795	36,434,626
MKS Instruments, Inc.	28,872	3,412,670
Onto Innovation, Inc. (a)	25,678	2,137,694
PDF Solutions, Inc. (a)	15,538	419,215
Photronics, Inc. (a)	32,056	763,253
SolarEdge Technologies, Inc. (a)	27,665	9,962,996
Teradyne, Inc.	85,019	8,577,567
Ultra Clean Holdings, Inc. (a)	23,357	784,795
Veeco Instruments, Inc. (a)	26,348	574,386
		177,443,982

See accompanying notes which are an integral part of the financial statements.
Annual Report	72

Common Stocks – continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – continued
Semiconductors – 16.0%
Advanced Micro Devices, Inc. (a)	853,087	$ 80,591,129
Allegro MicroSystems, Inc. (a)	34,901	866,592
Alpha & Omega Semiconductor Ltd. (a)	11,810	496,138
Ambarella, Inc. (a)	18,289	1,582,913
Analog Devices, Inc.	273,125	46,966,575
Broadcom, Inc.	213,747	114,457,244
CEVA, Inc. (a)	11,953	445,010
Cirrus Logic, Inc. (a)	29,799	2,546,623
Credo Technology Group Holding Ltd. (a)	15,067	241,825
Diodes, Inc. (a)	23,420	1,905,685
First Solar, Inc. (a)	49,778	4,936,484
Impinj, Inc. (a)	10,943	930,374
indie Semiconductor, Inc. (a)	38,923	280,246
Intel Corp.	2,124,879	77,154,356
Lattice Semiconductor Corp. (a)	71,620	4,404,630
MACOM Technology Solutions Holdings, Inc. (a)	25,374	1,470,170
MagnaChip Semiconductor Corp. (a)	23,745	362,349
Marvell Technology, Inc.	439,815	24,488,899
MaxLinear, Inc. Class A (a)	37,943	1,533,277
Meta Materials, Inc. (a)	171,913	154,722
Microchip Technology, Inc.	289,939	19,965,199
Micron Technology, Inc.	583,992	36,125,745
Monolithic Power Systems, Inc.	23,121	10,744,791
Navitas Semiconductor Corp. (a)	22,370	116,771
NeoPhotonics Corp. (a)	27,625	441,724
NVIDIA Corp.	1,304,567	236,948,504
NXP Semiconductors N.V.	136,912	25,175,379
ON Semiconductor Corp. (a)	225,952	15,089,075
Power Integrations, Inc.	30,774	2,616,098
Qorvo, Inc. (a)	56,922	5,923,872
QUALCOMM, Inc.	588,099	85,309,641
Rambus, Inc. (a)	56,887	1,438,103
Rockley Photonics Holdings Ltd. (a)	46,872	119,992
Semtech Corp. (a)	33,515	2,088,990
Silicon Laboratories, Inc. (a)	19,868	2,930,133
SiTime Corp. (a)	8,121	1,510,344
Skyworks Solutions, Inc.	85,824	9,344,517
SMART Global Holdings, Inc. (a)	24,405	478,826
SunPower Corp. (a)	45,021	917,078
Synaptics, Inc. (a)	20,554	2,979,302
Texas Instruments, Inc.	481,932	86,212,815
Universal Display Corp.	24,380	2,814,915
Wolfspeed, Inc. (a)	64,278	5,354,357
		920,461,412
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		1,097,905,394

	Shares	Value
SOFTWARE – 33.2%
Application Software – 10.6%
8x8, Inc. (a)	55,391	$ 270,862
ACI Worldwide, Inc. (a)	56,858	1,622,159
Adobe, Inc. (a)	246,146	100,949,398
Agilysys, Inc. (a)	12,208	589,646
Alarm.com Holdings, Inc. (a)	24,732	1,750,284
Alkami Technology, Inc. (a)	9,385	130,639
Altair Engineering, Inc. Class A (a)	26,821	1,580,025
Alteryx, Inc. Class A (a)	31,139	1,508,062
American Software, Inc. Class A	16,473	294,537
Amplitude, Inc. Class A (a)	24,471	361,681
ANSYS, Inc. (a)	45,584	12,717,480
Appfolio, Inc. Class A (a)	9,495	966,686
AppLovin Corp. Class A (a)	61,825	2,197,260
Asana, Inc. (a)	32,351	625,021
Aspen Technology, Inc. (a)	14,562	2,971,959
Autodesk, Inc. (a)	114,661	24,803,468
Avalara, Inc. (a)	45,493	3,976,998
Avaya Holdings Corp. (a)	57,079	51,291
AvePoint, Inc. (a)	42,737	214,967
Benefitfocus, Inc. (a)	13,913	117,843
Bentley Systems, Inc.	99,135	3,925,746
Bill.com Holdings, Inc. (a)	48,915	6,607,438
Black Knight, Inc. (a)	81,610	5,360,145
Blackbaud, Inc. (a)	21,303	1,306,300
Blackline, Inc. (a)	29,446	1,861,576
Box, Inc. Class A (a)	77,131	2,193,606
Braze, Inc. Class A (a)	10,268	446,350
BTRS Holdings, Inc. (a)	38,366	247,461
C3.ai, Inc. (a)	39,607	729,165
Cadence Design Systems, Inc. (a)	144,862	26,955,921
CCC Intelligent Solutions Holdings, Inc. (a)	63,826	637,622
Cerence, Inc. (a)	20,376	573,992
Ceridian HCM Holding, Inc. (a)	71,150	3,896,885
ChannelAdvisor Corp. (a)	14,137	208,379
Cipher Mining, Inc. (a)	26,023	44,760
Citrix Systems, Inc.	65,844	6,677,240
Clear Secure, Inc. (a)	15,449	391,169
Clearwater Analytics Holdings, Inc. (a)	12,571	160,657
Consensus Cloud Solutions, Inc. (a)	9,505	513,555
Couchbase, Inc. (a)	8,038	122,419
Coupa Software, Inc. (a)	38,844	2,541,174
CS Disco, Inc. (a)	7,574	185,866
Datadog, Inc. Class A (a)	117,329	11,968,731
Digital Turbine, Inc. (a)	47,908	961,514
DocuSign, Inc. (a)	103,256	6,606,319
Domo, Inc. Class B (a)	15,260	427,433
DoubleVerify Holdings, Inc. (a)	21,152	485,015
Dropbox, Inc. Class A (a)	149,888	3,408,453
See accompanying notes which are an integral part of the financial statements.
73	Annual Report

Fidelity® MSCI Information Technology Index ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
SOFTWARE – continued
Application Software – continued
Duck Creek Technologies, Inc. (a)	41,228	$ 568,946
Dynatrace, Inc. (a)	104,039	3,914,988
E2open Parent Holdings, Inc. (a)	94,758	639,616
Ebix, Inc.	12,879	304,717
Elastic N.V. (a)	38,874	3,105,644
Embark Technology, Inc. (a)	84,934	38,730
Enfusion, Inc. Class A (a)	8,529	98,084
Envestnet, Inc. (a)	24,468	1,425,750
Everbridge, Inc. (a)	20,503	515,445
EverCommerce, Inc. (a)	15,245	175,013
Expensify, Inc. Class A (a)	7,074	141,197
Fair Isaac Corp. (a)	13,786	6,369,546
Five9, Inc. (a)	35,970	3,889,076
Freshworks, Inc. Class A (a)	45,998	603,034
Guidewire Software, Inc. (a)	41,167	3,199,499
HubSpot, Inc. (a)	23,580	7,262,640
Informatica Inc. Class A (a)	18,388	421,085
Intapp, Inc. (a)	6,390	96,936
InterDigital, Inc.	15,965	980,091
Intuit, Inc.	140,377	64,035,776
Jamf Holding Corp. (a)	18,573	453,924
Latch, Inc. (a)	22,095	26,514
LivePerson, Inc. (a)	35,861	489,144
Manhattan Associates, Inc. (a)	32,852	4,621,291
Marathon Digital Holdings, Inc. (a)	50,716	658,801
Matterport, Inc. (a)	109,550	465,587
MeridianLink, Inc. (a)	10,470	178,514
MicroStrategy, Inc. Class A (a)	4,845	1,385,961
Mitek Systems, Inc. (a)	23,040	250,675
Model N, Inc. (a)	17,057	428,472
Momentive Global, Inc. (a)	66,462	574,896
nCino, Inc. (a)	25,161	812,449
NCR Corp. (a)	68,757	2,231,165
New Relic, Inc. (a)	31,655	1,920,509
NextNav, Inc. (a)	17,575	48,507
Nutanix, Inc. Class A (a)	113,251	1,713,488
Olo, Inc. (a)	37,870	405,588
ON24, Inc. (a)	13,955	134,108
PagerDuty, Inc. (a)	41,566	1,077,806
Palantir Technologies, Inc. (a)	856,679	8,866,628
Paycom Software, Inc. (a)	26,794	8,855,149
Paycor HCM, Inc. (a)	18,198	485,705
Paylocity Holding Corp. (a)	20,067	4,132,397
Pegasystems, Inc.	21,232	852,465
Procore Technologies, Inc. (a)	14,058	726,799
PROS Holdings, Inc. (a)	21,084	513,817
PTC, Inc. (a)	58,282	7,190,833
Q2 Holdings, Inc. (a)	29,467	1,293,601
Rimini Street, Inc. (a)	25,533	179,242

	Shares	Value

RingCentral, Inc. Class A (a)	41,872	$ 2,072,245
Riot Blockchain, Inc. (a)	64,619	473,011
Salesforce, Inc. (a)	514,000	94,586,280
Samsara, Inc. (a)	33,344	482,154
SEMrush Holdings, Inc. Class A (a)	20,101	244,428
ShotSpotter, Inc. (a)	4,558	153,103
Smartsheet, Inc. Class A (a)	62,629	1,882,628
Splunk, Inc. (a)	83,095	8,634,401
Sprinklr, Inc. (a)	28,120	318,881
Sprout Social, Inc. Class A (a)	23,913	1,245,867
SPS Commerce, Inc. (a)	18,726	2,242,626
SS&C Technologies Holdings, Inc.	120,579	7,134,659
Sumo Logic, Inc. (a)	44,514	301,360
Synopsys, Inc. (a)	79,929	29,373,907
The Trade Desk, Inc. Class A (a)	229,388	10,322,460
Tyler Technologies, Inc. (a)	21,653	8,639,547
Unity Software, Inc. (a)	99,428	3,717,613
Upland Software, Inc. (a)	14,286	161,718
Verint Systems, Inc. (a)	34,171	1,560,590
Veritone, Inc. (a)	16,409	115,355
Vertex, Inc. (a)	20,692	232,785
Workday, Inc. Class A (a)	102,260	15,860,526
Workiva, Inc. (a)	23,747	1,555,428
Yext, Inc. (a)	53,975	236,411
Zendesk, Inc. (a)	63,392	4,781,025
Zeta Global Holdings Corp. Class A (a)	16,640	89,024
Zoom Video Communications, Inc. Class A (a)	113,841	11,823,526
		604,146,563
Industrial Conglomerates – 0.4%
Roper Technologies, Inc.	55,169	24,090,647
Systems Software – 22.2%
A10 Networks, Inc.	34,226	510,310
Appian Corp. (a)	18,011	874,074
CommVault Systems, Inc. (a)	20,858	1,169,925
Crowdstrike Holdings, Inc. Class A (a)	103,121	18,933,016
Dolby Laboratories, Inc. Class A	34,185	2,645,919
Fortinet, Inc. (a)	356,239	21,249,656
Gitlab, Inc. Class A (a)	19,044	1,093,126
JFrog Ltd. (a)	26,306	583,993
KnowBe4, Inc. (a)	36,028	514,840
Mandiant, Inc. (a)	124,825	2,843,513
Microsoft Corp.	3,716,463	1,043,359,823
N-Able, Inc. (a)	23,274	228,551
NortonLifelock, Inc.	304,791	7,476,523
OneSpan, Inc. (a)	16,804	186,020
Oracle Corp.	836,107	65,082,569
Palo Alto Networks, Inc. (a)	51,416	25,661,725
Ping Identity Holding Corp. (a)	36,954	633,761
Progress Software Corp.	22,979	1,079,094
Qualys, Inc. (a)	18,451	2,256,926

See accompanying notes which are an integral part of the financial statements.
Annual Report	74

Common Stocks – continued
	Shares	Value
SOFTWARE – continued
Systems Software – continued
Rapid7, Inc. (a)	30,207	$ 1,932,342
Sailpoint Technologies Holdings, Inc. (a)	48,512	3,093,610
ServiceNow, Inc. (a)	104,365	46,615,671
Telos Corp. (a)	13,891	110,294
Tenable Holdings, Inc. (a)	57,105	2,207,108
Teradata Corp. (a)	55,182	2,112,919
Varonis Systems, Inc. (a)	55,925	1,422,173
VMware, Inc. Class A	109,376	12,709,491
Xperi Holding Corp.	54,368	911,208
Zscaler, Inc. (a)	43,766	6,786,356
Zuora, Inc. Class A (a)	61,066	519,672
		1,274,804,208
TOTAL SOFTWARE		1,903,041,418
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 25.3%
Technology Hardware, Storage & Peripherals – 25.3%
3D Systems Corp. (a)	66,808	764,284
Apple, Inc.	8,515,923	1,383,922,647
Avid Technology, Inc. (a)	20,222	567,429
Corsair Gaming, Inc. (a)	22,012	310,369
DELL Technologies, Inc. Class C	152,089	6,853,130
Diebold Nixdorf, Inc. (a)	36,679	118,473
Eastman Kodak Co. (a)	27,029	148,930
Hewlett Packard Enterprise Co.	680,738	9,693,709
HP, Inc.	549,156	18,336,319
IonQ, Inc. (a)	51,409	277,609

	Shares	Value

NetApp, Inc.	116,406	$ 8,303,240
Pure Storage, Inc. Class A (a)	144,201	4,088,098
Seagate Technology Holdings PLC	108,877	8,707,982
Super Micro Computer, Inc. (a)	24,379	1,316,710
Western Digital Corp. (a)	163,919	8,048,423
Xerox Holdings Corp.	60,995	1,044,844
TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS		1,452,502,196
TOTAL COMMON STOCKS (Cost $3,658,820,879)		5,730,389,003
Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.84% (b) (Cost $6,254,000)	6,254,000	6,254,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $3,665,074,879)		5,736,643,003
NET OTHER ASSETS (LIABILITIES) – 0.0%		2,421,183
NET ASSETS – 100.0%		$5,739,064,186

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	6	September 2022	$ 565,590	$ 22,886	$ 22,886
CME E-mini S&P Information Technology Select Sector Index Contracts (United States)	52	September 2022	7,567,560	469,924	469,924
Total Equity Index Contracts					$ 492,810
The notional amount of futures purchased as a percentage of Net Assets is 0.1%
See accompanying notes which are an integral part of the financial statements.
75	Annual Report

Fidelity® MSCI Information Technology Index ETF
Schedule of Investments–continued
Investment Valuation
The following is a summary of the inputs used, as of July 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 5,730,389,003	$ 5,730,389,003	$ —	$ —
Money Market Funds	6,254,000	6,254,000	—	—
Total Investments in Securities:	$ 5,736,643,003	$ 5,736,643,003	$ —	$ —
Derivative Instruments:
Assets
Futures Contracts	$ 492,810	$ 492,810	$ —	$ —
Total Assets	$ 492,810	$ 492,810	$ —	$ —
Total Derivative Instruments:	$ 492,810	$ 492,810	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$492,810	$0
Total Equity Risk	492,810	0
Total Value of Derivatives	$492,810	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Annual Report	76

Fidelity® MSCI Materials Index ETF
Schedule of Investments July 31, 2022
Showing Percentage of Net Assets
Common Stocks – 99.6%
	Shares	Value
CHEMICALS – 62.7%
Commodity Chemicals – 7.9%
AdvanSix, Inc.	10,797	$ 424,214
Cabot Corp.	21,801	1,618,942
Dow, Inc.	283,426	15,081,097
Hawkins, Inc.	7,350	292,163
Koppers Holdings, Inc.	8,148	191,804
Kronos Worldwide, Inc.	8,817	154,915
LyondellBasell Industries N.V. Class A	101,087	9,008,873
Olin Corp.	57,119	2,985,610
Origin Materials, Inc. (a)	39,643	233,101
Orion Engineered Carbons S.A.	23,465	405,710
PureCycle Technologies, Inc. (a)	31,398	237,997
Tredegar Corp.	10,294	107,881
Trinseo PLC	11,448	409,495
Tronox Holdings PLC Class A	44,462	694,052
Valvoline, Inc.	69,093	2,226,176
Westlake Corp.	14,808	1,441,411
		35,513,441
Diversified Chemicals – 2.0%
Eastman Chemical Co.	49,684	4,766,186
Huntsman Corp.	70,243	2,034,238
LSB Industries, Inc. (a)	12,112	167,267
The Chemours Co.	61,641	2,193,803
		9,161,494
Fertilizers & Agricultural Chemicals – 8.6%
American Vanguard Corp.	10,804	252,922
CF Industries Holdings, Inc.	79,857	7,625,545
Corteva, Inc.	280,068	16,117,913
FMC Corp.	48,424	5,379,906
Intrepid Potash, Inc. (a)	4,202	191,611
The Mosaic Co.	141,883	7,471,559
The Scotts Miracle-Gro Co.	16,061	1,428,626
		38,468,082
Industrial Gases – 18.0%
Air Products & Chemicals, Inc.	85,409	21,201,076
Linde PLC	197,450	59,629,900
		80,830,976
Specialty Chemicals – 26.2%
Albemarle Corp.	45,085	11,014,716
Amyris, Inc. (a)	65,315	116,261
Ashland Global Holdings, Inc.	20,830	2,092,790
Avient Corp.	35,289	1,522,720
Axalta Coating Systems Ltd. (a)	86,496	2,181,429
Balchem Corp.	12,473	1,693,334
Celanese Corp.	41,616	4,890,296
Chase Corp.	3,109	282,670
Danimer Scientific, Inc. (a)	34,892	161,201
Diversey Holdings Ltd. (a)	31,307	234,489
DuPont de Nemours, Inc.	197,584	12,098,068

	Shares	Value

Ecolab, Inc.	99,418	$ 16,420,871
ECOVYST, Inc.	23,831	243,791
Element Solutions, Inc.	90,819	1,794,583
FutureFuel Corp.	10,214	73,439
GCP Applied Technologies, Inc. (a)	18,560	584,640
Ginkgo Bioworks Holdings, Inc. (a)	229,575	656,585
HB Fuller Co.	20,424	1,311,221
Ingevity Corp. (a)	15,133	1,015,424
Innospec, Inc.	9,532	972,264
International Flavors & Fragrances, Inc.	98,109	12,170,421
Livent Corp. (a)	62,241	1,549,179
Minerals Technologies, Inc.	12,750	851,828
NewMarket Corp.	2,987	928,360
Perimeter Solutions S.A. (a)	56,369	651,062
PPG Industries, Inc.	90,916	11,754,530
Quaker Chemical Corp.	4,823	782,339
RPM International, Inc.	49,953	4,515,751
Sensient Technologies Corp.	16,172	1,390,469
Stepan Co.	8,638	969,270
The Sherwin-Williams Co.	95,287	23,053,737
		117,977,738
TOTAL CHEMICALS		281,951,731
CONSTRUCTION MATERIALS – 4.5%
Construction Materials – 4.5%
Eagle Materials, Inc.	15,220	1,924,569
Martin Marietta Materials, Inc.	24,038	8,463,299
Summit Materials, Inc. Class A (a)	45,739	1,258,280
United States Lime & Minerals, Inc.	860	88,469
Vulcan Materials Co.	51,152	8,456,960
TOTAL CONSTRUCTION MATERIALS		20,191,577
CONTAINERS & PACKAGING – 13.6%
Metal & Glass Containers – 5.3%
AptarGroup, Inc.	25,257	2,721,694
Ball Corp.	123,849	9,092,994
Berry Global Group, Inc. (a)	52,123	3,004,891
Crown Holdings, Inc.	47,989	4,879,522
Greif, Inc. Class A	10,258	724,420
Greif, Inc. Class B	2,131	148,786
Myers Industries, Inc.	11,792	286,899
O-I Glass, Inc. (a)	59,952	881,894
Silgan Holdings, Inc.	34,026	1,514,157
Trimas Corp.	16,502	488,459
		23,743,716
Paper Packaging – 8.3%
Amcor PLC	583,124	7,551,456
Avery Dennison Corp.	31,766	6,050,153
Graphic Packaging Holding Co.	118,305	2,632,286
International Paper Co.	137,735	5,890,926
Packaging Corp. of America	36,030	5,066,178

See accompanying notes which are an integral part of the financial statements.
77	Annual Report

Fidelity® MSCI Materials Index ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
CONTAINERS & PACKAGING – continued
Paper Packaging – continued
Pactiv Evergreen, Inc.	16,916	$ 172,882
Ranpak Holdings Corp. (a)	16,683	85,250
Sealed Air Corp.	57,077	3,488,546
Sonoco Products Co.	37,876	2,404,747
Westrock Co.	101,395	4,295,092
		37,637,516
TOTAL CONTAINERS & PACKAGING		61,381,232
ENERGY EQUIPMENT & SERVICES – 0.0%
Oil & Gas Equipment & Services – 0.0%
Aspen Aerogels, Inc. (a)	11,503	150,459
METALS & MINING – 18.0%
Aluminum – 1.2%
Alcoa Corp.	71,032	3,614,818
Arconic Corp. (a)	40,851	1,234,109
Century Aluminum Co. (a)	19,378	152,892
Kaiser Aluminum Corp.	6,093	461,667
		5,463,486
Copper – 3.9%
Freeport-McMoRan, Inc.	560,418	17,681,188
Diversified Metals & Mining – 0.6%
Compass Minerals International, Inc.	13,118	488,383
Materion Corp.	7,850	643,229
MP Materials Corp. (a)	30,838	1,035,232
Piedmont Lithium, Inc. (a)	6,144	277,770
		2,444,614
Gold – 3.8%
Coeur Mining, Inc. (a)	98,540	316,313
McEwen Mining, Inc.	15,690	61,034
Newmont Corp.	307,192	13,909,654
Royal Gold, Inc.	25,280	2,648,586
		16,935,587
Silver – 0.2%
Hecla Mining Co.	207,154	938,408
Steel – 8.3%
Alpha Metallurgical Resources, Inc.	6,788	928,327
ATI, Inc. (a)	49,097	1,222,024
Carpenter Technology Corp.	18,593	597,579
Cleveland-Cliffs, Inc. (a)	202,019	3,577,757
Commercial Metals Co.	46,799	1,854,176
Nucor Corp.	103,672	14,078,658

	Shares	Value

Ramaco Resources, Inc.	8,548	$ 100,354
Reliance Steel & Aluminum Co.	23,770	4,522,243
Ryerson Holding Corp.	6,641	181,963
Schnitzer Steel Industries, Inc. Class A	10,078	358,374
Steel Dynamics, Inc.	73,696	5,739,444
SunCoke Energy, Inc.	32,043	237,118
TimkenSteel Corp. (a)	15,235	309,118
United States Steel Corp.	100,519	2,377,274
Warrior Met Coal, Inc.	19,839	633,459
Worthington Industries, Inc.	12,796	655,283
		37,373,151
TOTAL METALS & MINING		80,836,434
PAPER & FOREST PRODUCTS – 0.8%
Forest Products – 0.5%
Louisiana-Pacific Corp.	33,076	2,104,626
Paper Products – 0.3%
Clearwater Paper Corp. (a)	6,381	227,802
Glatfelter Corp.	17,076	104,847
Mativ, Inc.	21,040	459,724
Mercer International, Inc.	16,634	265,478
Sylvamo Corp.	13,543	531,427
		1,589,278
TOTAL PAPER & FOREST PRODUCTS		3,693,904
TOTAL COMMON STOCKS (Cost $481,164,846)		448,205,337
Money Market Fund – 0.3%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.84% (b) (Cost $1,109,000)	1,109,000	1,109,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $482,273,846)		449,314,337
NET OTHER ASSETS (LIABILITIES) – 0.1%		502,764
NET ASSETS – 100.0%		$ 449,817,101

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes which are an integral part of the financial statements.
Annual Report	78

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	1	September 2022	$ 94,265	$ 11,318	$ 11,318
CME E-mini S&P Materials Select Sector Index Contracts (United States)	16	September 2022	1,324,320	(43,097)	(43,097)
CME E-mini Micro Russell 2000 Index Contracts (United States)	9	September 2022	84,839	1,535	1,535
Total Equity Index Contracts					$ (30,244)
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
Investment Valuation
The following is a summary of the inputs used, as of July 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 448,205,337	$ 448,205,337	$ —	$ —
Money Market Funds	1,109,000	1,109,000	—	—
Total Investments in Securities:	$ 449,314,337	$ 449,314,337	$ —	$ —
Derivative Instruments:
Assets
Futures Contracts	$ 12,853	$ 12,853	$ —	$ —
Total Assets	$ 12,853	$ 12,853	$ —	$ —
Liabilities
Futures Contracts	$ (43,097)	$ (43,097)	$ —	$ —
Total Liabilities	$ (43,097)	$ (43,097)	$ —	$ —
Total Derivative Instruments:	$ (30,244)	$ (30,244)	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$12,853	$(43,097)
Total Equity Risk	12,853	(43,097)
Total Value of Derivatives	$12,853	$(43,097)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
Other Information
Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):
United States of America	82.9%
Ireland	13.3%
Netherlands	2.0%
Jersey	1.7%
Others (Individually Less Than 1%)	0.4%
100.3%
See accompanying notes which are an integral part of the financial statements.
79	Annual Report

Fidelity® MSCI Real Estate Index ETF
Schedule of Investments July 31, 2022
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) – 95.2%
Diversified REITs – 3.1%
Alexander & Baldwin, Inc.	87,606	$ 1,744,235
American Assets Trust, Inc.	60,651	1,833,480
Armada Hoffler Properties, Inc.	80,214	1,137,434
Broadstone Net Lease, Inc.	196,570	4,456,242
DigitalBridge Group, Inc. (a)	681,473	3,734,472
Empire State Realty Trust, Inc. Class A	176,718	1,507,404
Essential Properties Realty Trust, Inc.	161,705	3,900,325
Gladstone Commercial Corp.	44,802	938,602
Global Net Lease, Inc.	123,795	1,868,067
iStar, Inc.	85,179	1,423,341
One Liberty Properties, Inc.	21,982	610,000
STORE Capital Corp.	296,080	8,592,242
Washington Real Estate Investment Trust	103,948	2,304,527
WP Carey, Inc.	227,266	20,294,854
		54,345,225
Health Care REITs – 8.1%
CareTrust REIT, Inc.	117,362	2,423,525
Community Healthcare Trust, Inc.	31,526	1,227,938
Diversified Healthcare Trust	306,856	530,861
Global Medical REIT, Inc.	88,763	1,081,133
Healthcare Realty Trust, Inc.	454,033	11,918,366
Healthpeak Properties, Inc.	642,568	17,754,154
LTC Properties, Inc.	47,061	1,971,856
Medical Properties Trust, Inc.	712,788	12,288,465
National Health Investors, Inc.	54,632	3,542,339
Omega Healthcare Investors, Inc.	285,441	8,848,671
Physicians Realty Trust	270,136	4,800,317
Sabra Health Care REIT, Inc.	274,269	4,221,000
Universal Health Realty Income Trust	16,908	911,341
Ventas, Inc.	478,611	25,739,700
Welltower, Inc.	534,919	46,184,906
		143,444,572
Hotel & Resort REITs – 2.6%
Apple Hospitality REIT, Inc.	260,455	4,344,389
Chatham Lodging Trust (a)	56,429	686,177
DiamondRock Hospitality Co. (a)	256,865	2,383,707
Host Hotels & Resorts, Inc.	853,157	15,194,726
Park Hotels & Resorts, Inc.	285,697	4,454,016
Pebblebrook Hotel Trust	159,724	3,124,202
RLJ Lodging Trust	201,354	2,514,912
Ryman Hospitality Properties, Inc. (a)	63,442	5,617,155
Service Properties Trust	212,043	1,386,761
Summit Hotel Properties, Inc. (a)	135,773	1,065,818
Sunstone Hotel Investors, Inc. (a)	261,103	2,958,297
Xenia Hotels & Resorts, Inc. (a)	139,103	2,284,071
		46,014,231

	Shares	Value

Industrial REITs – 11.7%
Americold Realty Trust, Inc.	319,534	$ 10,464,738
Duke Realty Corp.	456,057	28,530,926
EastGroup Properties, Inc.	49,028	8,361,235
First Industrial Realty Trust, Inc.	156,126	8,110,746
Indus Realty Trust, Inc.	6,004	366,724
Industrial Logistics Properties Trust	91,202	914,756
LXP Industrial Trust	339,712	3,726,641
Plymouth Industrial REIT, Inc.	49,842	959,957
Prologis, Inc.	884,881	117,299,825
Rexford Industrial Realty, Inc.	192,525	12,593,060
SL Green Realty Corp.	78,845	3,914,654
STAG Industrial, Inc.	217,661	7,134,928
Terreno Realty Corp.	90,952	5,698,143
		208,076,333
Office REITs – 5.7%
Alexandria Real Estate Equities, Inc.	181,672	30,117,584
Boston Properties, Inc.	179,071	16,324,112
Brandywine Realty Trust	199,967	1,869,692
City Office REIT, Inc.	56,770	800,457
Corporate Office Properties Trust	133,552	3,759,489
Cousins Properties, Inc.	180,238	5,560,342
Douglas Emmett, Inc.	213,328	5,043,074
Easterly Government Properties, Inc.	95,052	1,926,704
Equity Commonwealth (a)	134,472	3,771,940
Franklin Street Properties Corp.	132,868	503,570
Highwoods Properties, Inc.	127,076	4,520,093
Hudson Pacific Properties, Inc.	192,154	2,889,996
JBG SMITH Properties	136,493	3,472,382
Kilroy Realty Corp.	126,233	6,839,304
Office Properties Income Trust	58,010	1,205,448
Orion Office REIT, Inc.	81,950	896,533
Paramount Group, Inc.	208,957	1,640,312
Piedmont Office Realty Trust, Inc. Class A	146,565	2,016,734
Veris Residential, Inc. (a)	91,929	1,282,410
Vornado Realty Trust	194,167	5,900,735
		100,340,911
REITs - Shopping Centers – 0.3%
Phillips Edison & Co., Inc.	136,418	4,643,669
Residential REITs – 14.9%
American Campus Communities, Inc.	167,739	10,956,711
American Homes 4 Rent Class A	372,769	14,120,490
Apartment Income REIT Corp.	187,012	8,479,124
Apartment Investment and Management Co. Class A (a)	182,222	1,516,087
AvalonBay Communities, Inc.	166,510	35,623,149
Bluerock Residential Growth REIT, Inc.	35,544	933,741
Camden Property Trust	117,074	16,519,141
Centerspace	17,628	1,514,069
Equity Lifestyle Properties, Inc.	211,996	15,585,946
Equity Residential	426,673	33,446,896

See accompanying notes which are an integral part of the financial statements.
Annual Report	80

Common Stocks – continued
	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) – continued
Residential REITs – continued
Essex Property Trust, Inc.	77,612	$ 22,238,166
Independence Realty Trust, Inc.	274,886	6,102,469
Invitation Homes, Inc.	722,460	28,197,614
Mid-America Apartment Communities, Inc.	137,134	25,469,898
NexPoint Residential Trust, Inc.	27,679	1,841,761
Sun Communities, Inc.	139,460	22,865,862
UDR, Inc.	379,204	18,353,474
UMH Properties, Inc.	63,248	1,347,815
		265,112,413
Retail REITs – 10.9%
Acadia Realty Trust	108,227	1,853,929
Agree Realty Corp.	85,055	6,769,527
Alexander's, Inc.	2,740	667,217
American Finance Trust, Inc.	152,871	1,190,865
Brixmor Property Group, Inc.	354,876	8,226,026
CBL & Associates Properties, Inc.	13,494	415,480
Federal Realty OP LP	84,283	8,901,128
Getty Realty Corp.	46,847	1,374,491
Kimco Realty Corp.	737,950	16,316,074
Kite Realty Group Trust	267,003	5,310,690
National Retail Properties, Inc.	208,823	9,942,063
NETSTREIT Corp.	60,354	1,237,257
Realty Income Corp.	708,884	52,450,327
Regency Centers Corp.	183,768	11,840,172
Retail Opportunity Investments Corp.	146,315	2,554,660
RPT Realty	99,842	1,085,283
Saul Centers, Inc.	16,130	843,276
Seritage Growth Properties, Class A (a)	42,619	512,280
Simon Property Group, Inc.	393,701	42,771,677
SITE Centers Corp.	226,044	3,302,503
Spirit Realty Capital, Inc.	152,950	6,781,803
Tanger Factory Outlet Centers, Inc.	124,086	2,018,879
The Macerich Co.	257,473	2,731,789
Urban Edge Properties	139,553	2,292,856
Urstadt Biddle Properties, Inc. Class A	38,435	707,204
Whitestone REIT	55,630	624,725
		192,722,181
Specialized REITs – 37.9%
American Tower Corp.	545,434	147,719,890
CatchMark Timber Trust, Inc. Class A	54,764	615,547
Crown Castle International Corp.	516,272	93,269,700
CubeSmart	267,029	12,248,620
Digital Realty Trust, Inc.	341,613	45,246,642
EPR Properties	89,237	4,801,843
Equinix, Inc.	108,731	76,518,354
Extra Space Storage, Inc.	159,528	30,233,747
Farmland Partners, Inc.	49,841	739,640
Four Corners Property Trust, Inc.	95,420	2,789,127

	Shares	Value

Gaming and Leisure Properties, Inc.	280,270	$ 14,571,237
Gladstone Land Corp.	41,071	1,113,435
InvenTrust Properties Corp.	80,037	2,294,661
Iron Mountain, Inc.	346,332	16,793,639
Lamar Advertising Co. Class A	103,687	10,478,608
Life Storage, Inc.	99,678	12,548,463
National Storage Affiliates Trust	105,971	5,811,450
Outfront Media, Inc.	155,690	2,874,037
PotlatchDeltic Corp.	84,245	4,130,532
Public Storage	188,585	61,556,030
Rayonier, Inc.	175,748	6,634,487
Safehold, Inc.	24,508	1,045,021
SBA Communications Corp.	129,928	43,628,523
Uniti Group, Inc.	292,577	2,916,993
VICI Properties, Inc.	1,149,944	39,316,585
Weyerhaeuser Co.	892,940	32,431,581
		672,328,392
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		1,687,027,927
REAL ESTATE MANAGEMENT & DEVELOPMENT – 4.5%
Diversified Real Estate Activities – 0.2%
Five Point Holdings LLC Class A (a)	77,901	328,742
Tejon Ranch Co. (a)	23,113	381,827
The RMR Group, Inc. Class A	17,987	520,004
The St. Joe Co.	39,700	1,668,194
WeWork, Inc. (a)	226,233	1,079,131
		3,977,898
Real Estate Development – 0.2%
Forestar Group, Inc. (a)	27,332	378,275
Offerpad Solutions, Inc. (a)	66,279	139,849
The Howard Hughes Corp. (a)	49,224	3,489,489
		4,007,613
Real Estate Operating Companies – 0.2%
FRP Holdings, Inc. (a)	7,824	461,616
Kennedy-Wilson Holdings, Inc.	147,551	3,048,404
		3,510,020
Real Estate Services – 3.9%
Anywhere Real Estate, Inc. (a)	138,172	1,372,048
CBRE Group, Inc. Class A (a)	398,747	34,140,718
Compass, Inc. Class A (a)	285,723	1,091,462
Cushman & Wakefield PLC (a)	172,552	2,898,874
Doma Holdings, Inc. (a)	236,712	175,640
Douglas Elliman, Inc.	95,271	571,626
eXp World Holdings, Inc.	85,346	1,268,242
Jones Lang LaSalle, Inc. (a)	59,771	11,396,537
Marcus & Millichap, Inc.	33,051	1,352,447
Newmark Group, Inc. Class A	234,361	2,671,715
Opendoor Technologies, Inc. (a)	501,303	2,461,398
RE/MAX Holdings, Inc. Class A	23,672	599,848
Redfin Corp. (a)	125,467	1,091,563
See accompanying notes which are an integral part of the financial statements.
81	Annual Report

Fidelity® MSCI Real Estate Index ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT – continued
Real Estate Services – continued
Zillow Group, Inc. Class C (a)	198,698	$ 6,930,586
		68,022,704
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		79,518,235
TOTAL COMMON STOCKS (Cost $1,668,609,846)		1,766,546,162
Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.84% (b) (Cost $2,471,000)	2,471,000	2,471,000
TOTAL INVESTMENT IN SECURITIES – 99.8% (Cost $1,671,080,846)		1,769,017,162
NET OTHER ASSETS (LIABILITIES) – 0.2%		3,570,081
NET ASSETS – 100.0%		$1,772,587,243

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME Dow Jones U.S. Real Estate Index Contracts (United States)	151	September 2022	$5,861,820	$161,401	$161,401
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
See accompanying notes which are an integral part of the financial statements.
Annual Report	82

Investment Valuation
The following is a summary of the inputs used, as of July 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,766,546,162	$ 1,766,546,162	$ —	$ —
Money Market Funds	2,471,000	2,471,000	—	—
Total Investments in Securities:	$ 1,769,017,162	$ 1,769,017,162	$ —	$ —
Derivative Instruments:
Assets
Futures Contracts	$ 161,401	$ 161,401	$ —	$ —
Total Assets	$ 161,401	$ 161,401	$ —	$ —
Total Derivative Instruments:	$ 161,401	$ 161,401	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$161,401	$0
Total Equity Risk	161,401	0
Total Value of Derivatives	$161,401	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
83	Annual Report

Fidelity® MSCI Utilities Index ETF
Schedule of Investments July 31, 2022
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
ELECTRIC UTILITIES – 59.3%
Electric Utilities – 59.3%
ALLETE, Inc.	97,897	$ 6,076,467
Alliant Energy Corp.	458,046	27,908,743
American Electric Power Co., Inc.	920,609	90,735,223
Constellation Energy Corp.	595,133	39,338,291
Duke Energy Corp.	1,404,761	154,425,377
Edison International	695,138	47,109,502
Entergy Corp.	370,735	42,682,721
Evergy, Inc.	419,323	28,622,988
Eversource Energy	628,928	55,484,028
Exelon Corp.	1,788,484	83,146,621
FirstEnergy Corp.	989,311	40,660,682
Hawaiian Electric Industries, Inc.	202,792	8,578,102
IDACORP, Inc.	92,611	10,346,501
MGE Energy, Inc.	67,411	5,485,907
NextEra Energy, Inc.	3,583,712	302,787,827
NRG Energy, Inc.	443,970	16,759,868
OGE Energy Corp.	366,544	15,057,628
Otter Tail Corp.	70,168	4,930,705
PG&E Corp. (a)	2,723,688	29,579,252
Pinnacle West Capital Corp.	206,769	15,191,318
PNM Resources, Inc.	151,118	7,294,466
Portland General Electric Co.	165,460	8,494,716
PPL Corp.	1,342,706	39,045,890
The Southern Co.	1,935,878	148,849,659
Xcel Energy, Inc.	993,688	72,718,088
TOTAL ELECTRIC UTILITIES		1,301,310,570
GAS UTILITIES – 4.8%
Gas Utilities – 4.8%
Atmos Energy Corp.	247,258	30,014,649
Chesapeake Utilities Corp.	17,976	2,465,049
National Fuel Gas Co.	159,186	11,515,515
New Jersey Resources Corp.	177,674	8,206,762
Northwest Natural Holding Co.	59,060	3,169,750
ONE Gas, Inc.	99,191	8,425,284
South Jersey Industries, Inc.	217,219	7,446,267
Southwest Gas Holdings, Inc.	111,501	9,696,127
Spire, Inc.	95,828	7,210,099
Star Group LP	69,337	682,276
UGI Corp.	384,618	16,600,113
TOTAL GAS UTILITIES		105,431,891
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS – 3.7%
Independent Power Producers & Energy Traders – 2.5%
Clearway Energy, Inc. Class A	66,561	2,298,351
Clearway Energy, Inc. Class C	150,365	5,644,702
The AES Corp.	1,220,424	27,117,821
Vistra Corp.	796,688	20,594,385
		55,655,259

	Shares	Value

Renewable Electricity – 1.2%
Altus Power, Inc. (a)	94,392	$ 740,033
Montauk Renewables, Inc. (a)	123,861	1,482,616
NextEra Energy Partners LP	153,622	12,710,685
Ormat Technologies, Inc.	83,126	7,193,724
Sunnova Energy International, Inc. (a)	188,341	4,900,633
		27,027,691
TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		82,682,950
MULTI-UTILITIES – 27.7%
Multi-Utilities – 27.7%
Ameren Corp.	470,590	43,821,341
Avista Corp.	113,841	4,810,921
Black Hills Corp.	118,747	9,167,268
CenterPoint Energy, Inc.	1,148,384	36,392,289
CMS Energy Corp.	529,045	36,361,263
Consolidated Edison, Inc.	646,539	64,181,927
Dominion Energy, Inc.	1,479,778	121,312,200
DTE Energy Co.	353,760	46,094,928
NiSource, Inc.	741,556	22,543,302
NorthWestern Corp.	99,701	5,528,420
Public Service Enterprise Group, Inc.	916,719	60,200,937
Sempra Energy	576,416	95,569,773
Unitil Corp.	29,604	1,621,411
WEC Energy Group, Inc.	575,994	59,793,937
TOTAL MULTI-UTILITIES		607,399,917
WATER UTILITIES – 4.2%
Water Utilities – 4.2%
American States Water Co.	68,689	5,987,620
American Water Works Co., Inc.	331,799	51,574,837
California Water Service Group	100,294	6,025,664
Essential Utilities, Inc.	440,430	22,875,934
Middlesex Water Co.	18,011	1,713,026
SJW Group	46,084	3,025,875
The York Water Co.	25,906	1,113,699
TOTAL WATER UTILITIES		92,316,655
TOTAL COMMON STOCKS (Cost $2,014,584,822)		2,189,141,983

See accompanying notes which are an integral part of the financial statements.
Annual Report	84

Money Market Fund – 0.2%
	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.84% (b) (Cost $4,164,000)	4,164,000	$ 4,164,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $2,018,748,822)		2,193,305,983
NET OTHER ASSETS (LIABILITIES) – 0.1%		1,766,385
NET ASSETS – 100.0%		$2,195,072,368

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini S&P Utilities Select Sector Index Contracts (United States)	76	September 2022	$5,679,480	$237,502	$237,502
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
Investment Valuation
The following is a summary of the inputs used, as of July 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,189,141,983	$ 2,189,141,983	$ —	$ —
Money Market Funds	4,164,000	4,164,000	—	—
Total Investments in Securities:	$ 2,193,305,983	$ 2,193,305,983	$ —	$ —
Derivative Instruments:
Assets
Futures Contracts	$ 237,502	$ 237,502	$ —	$ —
Total Assets	$ 237,502	$ 237,502	$ —	$ —
Total Derivative Instruments:	$ 237,502	$ 237,502	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$237,502	$0
Total Equity Risk	237,502	0
Total Value of Derivatives	$237,502	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
85	Annual Report

Financial Statements
Statements of Assets and Liabilities
July 31, 2022
	Fidelity MSCI Communication Services Index ETF	Fidelity MSCI Consumer Discretionary Index ETF	Fidelity MSCI Consumer Staples Index ETF	Fidelity MSCI Energy Index ETF
Assets
Investments in securities, at value – See accompanying schedule	$ 561,442,032	$ 1,174,062,673	$ 1,056,681,723	$ 1,486,368,038
Segregated cash with brokers for derivative instruments	52,000	176,000	160,900	259,200
Cash	67,885	42,019	53,431	8,975
Receivable for investments sold
Regular delivery	3,419,456	491,760	—	—
Delayed delivery	—	—	—	60,009
Receivable for fund shares sold	—	—	—	—
Dividends receivable	836,427	272,120	1,554,984	969,644
Interest receivable	1,016	2,381	2,365	1,906
Receivable for daily variation margin on futures contracts	6,389	44,644	—	4,460
Total assets	565,825,205	1,175,091,597	1,058,453,403	1,487,672,232
Liabilities
Payable for investments purchased	4,540,463	—	—	—
Accrued management fees	39,210	75,556	72,933	95,666
Payable for daily variation margin on futures contracts	—	—	21,726	—
Total liabilities	4,579,673	75,556	94,659	95,666
Net Assets	$ 561,245,532	$1,175,016,041	$1,058,358,744	$1,487,576,566
Net Assets consist of:
Paid in capital	$ 716,203,913	$1,225,752,080	$ 984,281,586	$1,247,266,191
Total accumulated earnings (loss)	(154,958,381)	(50,736,039)	74,077,158	240,310,375
Net Assets	$ 561,245,532	$1,175,016,041	$1,058,358,744	$1,487,576,566
Shares outstanding	15,200,000	16,900,000	23,650,000	69,300,000
Net Asset Value per share	$ 36.92	$ 69.53	$ 44.75	$ 21.47
Investments at cost	$ 675,623,917	$1,176,903,487	$ 958,200,195	$1,074,022,232
See accompanying notes which are an integral part of the financial statements.
Annual Report	86

Statements of Assets and Liabilities
July 31, 2022
	Fidelity MSCI Financials Index ETF	Fidelity MSCI Health Care Index ETF	Fidelity MSCI Industrials Index ETF	Fidelity MSCI Information Technology Index ETF
Assets
Investments in securities, at value – See accompanying schedule	$ 1,546,312,628	$ 2,963,661,978	$ 704,132,395	$ 5,736,643,003
Segregated cash with brokers for derivative instruments	400,300	440,500	101,500	553,000
Cash	48,417	439,098	86,379	94,026
Receivable for investments sold
Regular delivery	—	135,483	620,568	1,021,884
Delayed delivery	—	—	—	—
Receivable for fund shares sold	—	29,235	15,622	—
Dividends receivable	2,805,582	3,865,909	356,509	1,119,263
Interest receivable	4,297	7,688	1,752	10,885
Receivable for daily variation margin on futures contracts	30,952	—	36,009	—
Total assets	1,549,602,176	2,968,579,891	705,350,734	5,739,442,061
Liabilities
Payable for investments purchased	—	—	9,989	—
Accrued management fees	103,434	201,983	46,182	374,309
Payable for daily variation margin on futures contracts	—	19,132	—	3,566
Total liabilities	103,434	221,115	56,171	377,875
Net Assets	$1,549,498,742	$2,968,358,776	$705,294,563	$5,739,064,186
Net Assets consist of:
Paid in capital	$1,561,771,056	$2,418,689,207	$700,083,680	$3,732,036,036
Total accumulated earnings (loss)	(12,272,314)	549,669,569	5,210,883	2,007,028,150
Net Assets	$1,549,498,742	$2,968,358,776	$705,294,563	$5,739,064,186
Shares outstanding	32,300,000	47,100,000	14,100,000	52,450,000
Net Asset Value per share	$ 47.97	$ 63.02	$ 50.02	$ 109.42
Investments at cost	$1,510,918,538	$2,356,379,548	$689,155,797	$3,665,074,879
See accompanying notes which are an integral part of the financial statements.
87	Annual Report

Financial Statements  – continued
Statements of Assets and Liabilities
July 31, 2022
	Fidelity MSCI Materials Index ETF	Fidelity MSCI Real Estate Index ETF	Fidelity MSCI Utilities Index ETF
Assets
Investments in securities, at value – See accompanying schedule	$ 449,314,337	$ 1,769,017,162	$ 2,193,305,983
Segregated cash with brokers for derivative instruments	82,450	407,700	304,000
Cash	32,037	92,067	210,651
Receivable for investments sold
Regular delivery	—	—	—
Delayed delivery	—	—	—
Receivable for fund shares sold	—	—	16,072
Dividends receivable	395,658	3,378,199	1,346,877
Interest receivable	1,223	2,782	4,556
Receivable for daily variation margin on futures contracts	21,276	—	21,286
Total assets	449,846,981	1,772,897,910	2,195,209,425
Liabilities
Payable for investments purchased	—	—	—
Accrued management fees	29,880	117,390	137,057
Payable for daily variation margin on futures contracts	—	193,277	—
Total liabilities	29,880	310,667	137,057
Net Assets	$449,817,101	$1,772,587,243	$2,195,072,368
Net Assets consist of:
Paid in capital	$496,032,123	$1,737,632,593	$2,053,870,508
Total accumulated earnings (loss)	(46,215,022)	34,954,650	141,201,860
Net Assets	$449,817,101	$1,772,587,243	$2,195,072,368
Shares outstanding	10,250,000	60,050,000	46,000,000
Net Asset Value per share	$ 43.88	$ 29.52	$ 47.72
Investments at cost	$482,273,846	$1,671,080,846	$2,018,748,822
See accompanying notes which are an integral part of the financial statements.
Annual Report	88

Statements of Operations
For the year ended July 31, 2022
	Fidelity MSCI Communication Services Index ETF	Fidelity MSCI Consumer Discretionary Index ETF	Fidelity MSCI Consumer Staples Index ETF	Fidelity MSCI Energy Index ETF
Investment Income
Dividends	$ 6,774,408	$ 11,833,546	$ 22,185,523	$ 45,487,948
Non-Cash dividends	1,381,986	—	—	—
Interest	2,911	6,124	6,103	5,821
Total income	8,159,305	11,839,670	22,191,626	45,493,769
Expenses
Management fees	659,920	1,251,967	790,421	1,036,367
Independent trustees' fees and expenses	2,681	5,062	3,042	3,924
Legal	—	166	—	—
Total expenses	662,601	1,257,195	793,463	1,040,291
Net investment income (loss)	7,496,704	10,582,475	21,398,163	44,453,478
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(10,027,660)	(23,342,599)	(2,093,662)	(24,151,357)
Net realized gain (loss) on In-kind redemptions	74,949,699	244,935,351	24,658,852	142,083,558
Net realized gain (loss) on futures contracts	(581,837)	(500,990)	205,810	2,326,354
Net realized gain (loss) on foreign currency transactions	—	—	—	—
Total net realized gain (loss)	64,340,202	221,091,762	22,771,000	120,258,555
Change in net unrealized appreciation (depreciation) on investment securities	(359,546,119)	(461,631,622)	(5,115,409)	405,454,222
Change in net unrealized appreciation (depreciation) on futures contracts	(57,703)	87,197	72,482	207,603
Total change in net unrealized appreciation (depreciation)	(359,603,822)	(461,544,425)	(5,042,927)	405,661,825
Net gain (loss)	(295,263,620)	(240,452,663)	17,728,073	525,920,380
Net increase (decrease) in net assets resulting from operations	$(287,766,916)	$(229,870,188)	$ 39,126,236	$570,373,858
See accompanying notes which are an integral part of the financial statements.
89	Annual Report

Financial Statements  – continued
Statements of Operations
For the year ended July 31, 2022
	Fidelity MSCI Financials Index ETF	Fidelity MSCI Health Care Index ETF	Fidelity MSCI Industrials Index ETF	Fidelity MSCI Information Technology Index ETF
Investment Income
Dividends	$ 36,725,847	$ 38,737,572	$ 11,109,291	$ 49,481,596
Non-Cash dividends	—	—	—	—
Interest	10,118	17,662	4,132	28,556
Total income	36,735,965	38,755,234	11,113,423	49,510,152
Expenses
Management fees	1,500,358	2,403,785	677,066	5,226,008
Independent trustees' fees and expenses	5,939	9,406	2,724	20,624
Legal	—	—	—	—
Total expenses	1,506,297	2,413,191	679,790	5,246,632
Net investment income (loss)	35,229,668	36,342,043	10,433,633	44,263,520
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(15,572,814)	(20,264,865)	3,898,601	(26,195,409)
Net realized gain (loss) on In-kind redemptions	89,126,693	89,691,459	57,966,583	201,668,286
Net realized gain (loss) on futures contracts	(747,733)	(762,367)	(456,931)	1,069,161
Net realized gain (loss) on foreign currency transactions	—	—	7	—
Total net realized gain (loss)	72,806,146	68,664,227	61,408,260	176,542,038
Change in net unrealized appreciation (depreciation) on investment securities	(226,395,885)	(209,149,803)	(138,775,886)	(866,352,617)
Change in net unrealized appreciation (depreciation) on futures contracts	286,901	220,503	84,886	(9,114)
Total change in net unrealized appreciation (depreciation)	(226,108,984)	(208,929,300)	(138,691,000)	(866,361,731)
Net gain (loss)	(153,302,838)	(140,265,073)	(77,282,740)	(689,819,693)
Net increase (decrease) in net assets resulting from operations	$(118,073,170)	$(103,923,030)	$ (66,849,107)	$(645,556,173)
See accompanying notes which are an integral part of the financial statements.
Annual Report	90

Statements of Operations
For the year ended July 31, 2022
	Fidelity MSCI Materials Index ETF	Fidelity MSCI Real Estate Index ETF	Fidelity MSCI Utilities Index ETF
Investment Income
Dividends	$ 9,414,072	$ 44,732,014	$ 37,270,312
Non-Cash dividends	—	—	—
Interest	2,975	7,368	9,604
Total income	9,417,047	44,739,382	37,279,916
Expenses
Management fees	424,899	1,643,378	1,136,666
Independent trustees' fees and expenses	1,711	6,394	4,220
Legal	—	—	—
Total expenses	426,610	1,649,772	1,140,886
Net investment income (loss)	8,990,437	43,089,610	36,139,030
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(2,851,559)	(18,844,011)	(5,642,753)
Net realized gain (loss) on In-kind redemptions	41,145,449	118,602,151	53,559,282
Net realized gain (loss) on futures contracts	(232,116)	208,478	384,148
Net realized gain (loss) on foreign currency transactions	—	—	—
Total net realized gain (loss)	38,061,774	99,966,618	48,300,677
Change in net unrealized appreciation (depreciation) on investment securities	(80,145,901)	(242,974,136)	116,892,912
Change in net unrealized appreciation (depreciation) on futures contracts	(15,922)	77,085	204,075
Total change in net unrealized appreciation (depreciation)	(80,161,823)	(242,897,051)	117,096,987
Net gain (loss)	(42,100,049)	(142,930,433)	165,397,664
Net increase (decrease) in net assets resulting from operations	$(33,109,612)	$ (99,840,823)	$201,536,694
See accompanying notes which are an integral part of the financial statements.
91	Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity MSCI Communication Services Index ETF		Fidelity MSCI Consumer Discretionary Index ETF
	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2022	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,496,704	$ 4,881,029	$ 10,582,475	$ 7,612,303
Net realized gain (loss)	64,340,202	67,452,249	221,091,762	125,780,203
Change in net unrealized appreciation (depreciation)	(359,603,822)	172,979,615	(461,544,425)	281,286,349
Net increase (decrease) in net assets resulting from operations	(287,766,916)	245,312,893	(229,870,188)	414,678,855
Distributions to shareholders	(7,610,350)	(4,490,900)	(11,050,200)	(7,322,150)
Share transactions
Proceeds from sales of shares	233,928,059	277,514,566	324,283,128	640,804,871
Cost of shares redeemed	(293,680,545)	(179,670,185)	(539,877,842)	(298,219,402)
Net increase (decrease) in net assets resulting from share transactions	(59,752,486)	97,844,381	(215,594,714)	342,585,469
Total increase (decrease) in net assets	(355,129,752)	338,666,374	(456,515,102)	749,942,174
Net Assets
Beginning of year	916,375,284	577,708,910	1,631,531,143	881,588,969
End of year	$ 561,245,532	$ 916,375,284	$1,175,016,041	$1,631,531,143
Other Information
Shares
Sold	5,400,000	5,500,000	3,800,000	9,000,000
Redeemed	(6,900,000)	(4,050,000)	(6,950,000)	(4,350,000)
Net increase (decrease)	(1,500,000)	1,450,000	(3,150,000)	4,650,000

See accompanying notes which are an integral part of the financial statements.
Annual Report	92

Statements of Changes in Net Assets
	Fidelity MSCI Consumer Staples Index ETF		Fidelity MSCI Energy Index ETF
	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2022	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 21,398,163	$ 20,968,508	$ 44,453,478	$ 28,490,030
Net realized gain (loss)	22,771,000	55,734,389	120,258,555	(6,896,933)
Change in net unrealized appreciation (depreciation)	(5,042,927)	62,687,995	405,661,825	241,972,018
Net increase (decrease) in net assets resulting from operations	39,126,236	139,390,892	570,373,858	263,565,115
Distributions to shareholders	(21,252,450)	(20,813,400)	(46,175,650)	(29,586,300)
Share transactions
Proceeds from sales of shares	324,193,400	272,522,699	387,541,369	328,207,237
Cost of shares redeemed	(101,991,130)	(251,466,243)	(318,221,008)	(117,452,719)
Net increase (decrease) in net assets resulting from share transactions	222,202,270	21,056,456	69,320,361	210,754,518
Total increase (decrease) in net assets	240,076,056	139,633,948	593,518,569	444,733,333
Net Assets
Beginning of year	818,282,688	678,648,740	894,057,997	449,324,664
End of year	$1,058,358,744	$ 818,282,688	$1,487,576,566	$ 894,057,997
Other Information
Shares
Sold	7,100,000	6,800,000	21,050,000	28,300,000
Redeemed	(2,350,000)	(6,100,000)	(18,100,000)	(9,400,000)
Net increase (decrease)	4,750,000	700,000	2,950,000	18,900,000

See accompanying notes which are an integral part of the financial statements.
93	Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity MSCI Financials Index ETF		Fidelity MSCI Health Care Index ETF
	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2022	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 35,229,668	$ 24,866,481	$ 36,342,043	$ 31,015,066
Net realized gain (loss)	72,806,146	39,534,722	68,664,227	66,838,221
Change in net unrealized appreciation (depreciation)	(226,108,984)	390,693,235	(208,929,300)	504,537,093
Net increase (decrease) in net assets resulting from operations	(118,073,170)	455,094,438	(103,923,030)	602,390,380
Distributions to shareholders	(36,480,350)	(23,611,000)	(37,227,200)	(33,149,950)
Share transactions
Proceeds from sales of shares	276,240,117	715,027,877	455,404,706	399,566,161
Cost of shares redeemed	(289,122,805)	(154,635,399)	(192,134,263)	(137,834,298)
Net increase (decrease) in net assets resulting from share transactions	(12,882,688)	560,392,478	263,270,443	261,731,863
Total increase (decrease) in net assets	(167,436,208)	991,875,916	122,120,213	830,972,293
Net Assets
Beginning of year	1,716,934,950	725,059,034	2,846,238,563	2,015,266,270
End of year	$1,549,498,742	$1,716,934,950	$2,968,358,776	$2,846,238,563
Other Information
Shares
Sold	4,950,000	14,900,000	7,000,000	6,950,000
Redeemed	(5,550,000)	(3,250,000)	(3,000,000)	(2,350,000)
Net increase (decrease)	(600,000)	11,650,000	4,000,000	4,600,000

See accompanying notes which are an integral part of the financial statements.
Annual Report	94

Statements of Changes in Net Assets
	Fidelity MSCI Industrials Index ETF		Fidelity MSCI Information Technology Index ETF
	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2022	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,433,633	$ 7,779,970	$ 44,263,520	$ 39,380,753
Net realized gain (loss)	61,408,260	10,549,630	176,542,038	223,319,232
Change in net unrealized appreciation (depreciation)	(138,691,000)	189,422,820	(866,361,731)	1,490,020,346
Net increase (decrease) in net assets resulting from operations	(66,849,107)	207,752,420	(645,556,173)	1,752,720,331
Distributions to shareholders	(10,491,650)	(7,709,800)	(46,200,150)	(39,319,850)
Share transactions
Proceeds from sales of shares	101,356,059	348,123,647	554,048,203	583,974,201
Cost of shares redeemed	(180,991,891)	(33,192,592)	(330,116,462)	(378,741,782)
Net increase (decrease) in net assets resulting from share transactions	(79,635,832)	314,931,055	223,931,741	205,232,419
Total increase (decrease) in net assets	(156,976,589)	514,973,675	(467,824,582)	1,918,632,900
Net Assets
Beginning of year	862,271,152	347,297,477	6,206,888,768	4,288,255,868
End of year	$ 705,294,563	$862,271,152	$5,739,064,186	$6,206,888,768
Other Information
Shares
Sold	1,900,000	7,200,000	4,350,000	5,600,000
Redeemed	(3,600,000)	(650,000)	(2,900,000)	(3,750,000)
Net increase (decrease)	(1,700,000)	6,550,000	1,450,000	1,850,000

See accompanying notes which are an integral part of the financial statements.
95	Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity MSCI Materials Index ETF		Fidelity MSCI Real Estate Index ETF
	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2022	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,990,437	$ 5,649,740	$ 43,089,610	$ 28,240,488
Net realized gain (loss)	38,061,774	23,574,472	99,966,618	9,097,959
Change in net unrealized appreciation (depreciation)	(80,161,823)	65,955,360	(242,897,051)	381,807,072
Net increase (decrease) in net assets resulting from operations	(33,109,612)	95,179,572	(99,840,823)	419,145,519
Distributions to shareholders	(8,977,200)	(5,562,850)	(56,284,500)	(43,349,650)
Share transactions
Proceeds from sales of shares	135,066,634	363,160,504	475,187,190	427,447,059
Cost of shares redeemed	(187,299,301)	(73,126,709)	(331,089,835)	(84,781,395)
Net increase (decrease) in net assets resulting from share transactions	(52,232,667)	290,033,795	144,097,355	342,665,664
Total increase (decrease) in net assets	(94,319,479)	379,650,517	(12,027,968)	718,461,533
Net Assets
Beginning of year	544,136,580	164,486,063	1,784,615,211	1,066,153,678
End of year	$ 449,817,101	$544,136,580	$1,772,587,243	$1,784,615,211
Other Information
Shares
Sold	2,750,000	8,250,000	14,750,000	15,600,000
Redeemed	(4,100,000)	(1,650,000)	(10,900,000)	(3,400,000)
Net increase (decrease)	(1,350,000)	6,600,000	3,850,000	12,200,000

See accompanying notes which are an integral part of the financial statements.
Annual Report	96

Statements of Changes in Net Assets
	Fidelity MSCI Utilities Index ETF
	Year ended July 31, 2022	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 36,139,030	$ 30,395,742
Net realized gain (loss)	48,300,677	37,203,035
Change in net unrealized appreciation (depreciation)	117,096,987	48,102,265
Net increase (decrease) in net assets resulting from operations	201,536,694	115,701,042
Distributions to shareholders	(36,559,700)	(31,181,450)
Share transactions
Proceeds from sales of shares	1,236,559,491	416,979,624
Cost of shares redeemed	(282,756,360)	(270,013,514)
Net increase (decrease) in net assets resulting from share transactions	953,803,131	146,966,110
Total increase (decrease) in net assets	1,118,780,125	231,485,702
Net Assets
Beginning of year	1,076,292,243	844,806,541
End of year	$2,195,072,368	$1,076,292,243
Other Information
Shares
Sold	27,150,000	10,350,000
Redeemed	(6,400,000)	(6,700,000)
Net increase (decrease)	20,750,000	3,650,000
See accompanying notes which are an integral part of the financial statements.
97	Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity MSCI Communication Services Index ETF
	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018
Selected Per-Share Data
Net asset value, beginning of period	$ 54.87	$ 37.88	$ 34.35	$ 28.76	$ 32.62
Income from Investment Operations
Net investment income (loss)A,B	0.45	0.34	0.33	0.49	0.85
Net realized and unrealized gain (loss)	(17.95)	16.96	3.52	5.59	(2.43)
Total from investment operations	(17.50)	17.30	3.85	6.08	(1.58)
Distributions from net investment income	(0.45)	(0.31)	(0.32)	(0.49)	(1.00)
Distributions from net realized gain	—	—	—	—	(1.28)
Total distributions	(0.45)	(0.31)	(0.32)	(0.49)	(2.28)
Net asset value, end of period	$ 36.92	$ 54.87	$ 37.88	$ 34.35	$ 28.76
Total ReturnC	(32.06)%	45.81%	11.40%	21.33%	(5.14)%
Ratios to Average Net AssetsA,D
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	.95%	.72%	.96%	1.53%	2.81%
Supplemental Data
Net assets, end of period (000 omitted)	$561,246	$916,375	$577,709	$374,389	$125,104
Portfolio turnover rateE,F	21%	13%	23%	82%	38%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
E	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
F	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
Annual Report	98

Financial Highlights
	Fidelity MSCI Consumer Discretionary Index ETF
	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018
Selected Per-Share Data
Net asset value, beginning of period	$ 81.37	$ 57.25	$ 46.25	$ 43.32	$ 36.06
Income from Investment Operations
Net investment income (loss)A,B	0.55	0.42	0.50	0.51	0.47
Net realized and unrealized gain (loss)	(11.81)	24.10	11.01	2.96	7.20
Total from investment operations	(11.26)	24.52	11.51	3.47	7.67
Distributions from net investment income	(0.58)	(0.40)	(0.51)	(0.54)	(0.41)
Total distributions	(0.58)	(0.40)	(0.51)	(0.54)	(0.41)
Net asset value, end of period	$ 69.53	$ 81.37	$ 57.25	$ 46.25	$ 43.32
Total ReturnC	(13.89)%	42.95%	25.26%	8.15%	21.36%
Ratios to Average Net AssetsA,D
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	.71%	.58%	1.06%	1.18%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$1,175,016	$1,631,531	$881,589	$728,457	$628,129
Portfolio turnover rateE,F	8%	48%	60%	25%	5%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
E	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
F	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
99	Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity MSCI Consumer Staples Index ETF
	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018
Selected Per-Share Data
Net asset value, beginning of period	$ 43.30	$ 37.29	$ 35.59	$ 32.33	$ 33.23
Income from Investment Operations
Net investment income (loss)A,B	1.01	1.02	0.96	0.94	0.86
Net realized and unrealized gain (loss)	1.45	6.01	1.70	3.23	(0.88)
Total from investment operations	2.46	7.03	2.66	4.17	(0.02)
Distributions from net investment income	(1.01)	(1.02)	(0.96)	(0.91)	(0.88)
Total distributions	(1.01)	(1.02)	(0.96)	(0.91)	(0.88)
Net asset value, end of period	$ 44.75	$ 43.30	$ 37.29	$ 35.59	$ 32.33
Total ReturnC	5.79%	19.09%	7.74%	13.16%	(0.06)%
Ratios to Average Net AssetsA,D
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.27%	2.53%	2.68%	2.83%	2.65%
Supplemental Data
Net assets, end of period (000 omitted)	$1,058,359	$818,283	$678,649	$548,070	$311,970
Portfolio turnover rateE,F	8%	20%	34%	30%	24%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
E	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
F	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
Annual Report	100

Financial Highlights
	Fidelity MSCI Energy Index ETF
	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018
Selected Per-Share Data
Net asset value, beginning of period	$ 13.47	$ 9.47	$ 16.79	$ 21.50	$ 18.39
Income from Investment Operations
Net investment income (loss)A,B	0.65	0.49	0.51	0.54	0.47
Net realized and unrealized gain (loss)	8.02	4.02	(6.86)	(4.70)	3.22
Total from investment operations	8.67	4.51	(6.35)	(4.16)	3.69
Distributions from net investment income	(0.67)	(0.51)	(0.97)	(0.55)	(0.58)
Total distributions	(0.67)	(0.51)	(0.97)	(0.55)	(0.58)
Net asset value, end of period	$ 21.47	$ 13.47	$ 9.47	$ 16.79	$ 21.50
Total ReturnC	65.70%	48.79%	(39.28)%	(19.42)%	20.52%
Ratios to Average Net AssetsA,D
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	3.59%	4.11%	4.18%	2.92%	2.40%
Supplemental Data
Net assets, end of period (000 omitted)	$1,487,577	$894,058	$449,325	$467,628	$634,157
Portfolio turnover rateE,F	8%	11%	17%	6%	5%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
E	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
F	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
101	Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity MSCI Financials Index ETF
	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018
Selected Per-Share Data
Net asset value, beginning of period	$ 52.19	$ 34.12	$ 41.22	$ 41.05	$ 36.94
Income from Investment Operations
Net investment income (loss)A,B	1.05	0.96	1.00	0.89	0.75
Net realized and unrealized gain (loss)	(4.19)	18.00	(7.09)	0.18	4.11
Total from investment operations	(3.14)	18.96	(6.09)	1.07	4.86
Distributions from net investment income	(1.08)	(0.89)	(1.01)	(0.90)	(0.75)
Total distributions	(1.08)	(0.89)	(1.01)	(0.90)	(0.75)
Net asset value, end of period	$ 47.97	$ 52.19	$ 34.12	$ 41.22	$ 41.05
Total ReturnC	(6.11)%	56.15%	(14.78)%	2.80%	13.23%
Ratios to Average Net AssetsA,D
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	1.97%	2.10%	2.61%	2.27%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$1,549,499	$1,716,935	$725,059	$1,143,858	$1,574,375
Portfolio turnover rateE,F	6%	4%	6%	5%	5%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
E	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
F	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
Annual Report	102

Financial Highlights
	Fidelity MSCI Health Care Index ETF
	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018
Selected Per-Share Data
Net asset value, beginning of period	$ 66.04	$ 52.34	$ 44.43	$ 43.72	$ 38.44
Income from Investment Operations
Net investment income (loss)A,B	0.81	0.75	0.72	0.63	0.56
Net realized and unrealized gain (loss)	(3.00)	13.74	7.88	1.01	5.29
Total from investment operations	(2.19)	14.49	8.60	1.64	5.85
Distributions from net investment income	(0.83)	(0.79)	(0.69)	(0.93)	(0.57)
Total distributions	(0.83)	(0.79)	(0.69)	(0.93)	(0.57)
Net asset value, end of period	$ 63.02	$ 66.04	$ 52.34	$ 44.43	$ 43.72
Total ReturnC	(3.32)%	27.91%	19.69%	3.84%	15.34%
Ratios to Average Net AssetsA,D
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	1.27%	1.28%	1.52%	1.43%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$2,968,359	$2,846,239	$2,015,266	$1,557,252	$1,252,626
Portfolio turnover rateE,F	4%	7%	7%	5%	8%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
E	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
F	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
103	Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity MSCI Industrials Index ETF
	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018
Selected Per-Share Data
Net asset value, beginning of period	$ 54.57	$ 37.55	$ 40.04	$ 39.51	$ 34.93
Income from Investment Operations
Net investment income (loss)A,B	0.68	0.61	0.69	0.70	0.61
Net realized and unrealized gain (loss)	(4.55)	17.00	(2.48)	0.51	4.62
Total from investment operations	(3.87)	17.61	(1.79)	1.21	5.23
Distributions from net investment income	(0.68)	(0.59)	(0.70)	(0.68)	(0.65)
Total distributions	(0.68)	(0.59)	(0.70)	(0.68)	(0.65)
Net asset value, end of period	$ 50.02	$ 54.57	$ 37.55	$ 40.04	$ 39.51
Total ReturnC	(7.10)%	47.17%	(4.34)%	3.23%	15.08%
Ratios to Average Net AssetsA,D
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	1.29%	1.24%	1.80%	1.84%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$705,295	$862,271	$347,297	$454,471	$499,824
Portfolio turnover rateE,F	7%	5%	4%	5%	5%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
E	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
F	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
Annual Report	104

Financial Highlights
	Fidelity MSCI Information Technology Index ETF
	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018
Selected Per-Share Data
Net asset value, beginning of period	$ 121.70	$ 87.25	$ 64.53	$ 56.36	$ 44.50
Income from Investment Operations
Net investment income (loss)A,B	0.84	0.79	0.87	0.70	0.53
Net realized and unrealized gain (loss)	(12.24)	34.45	22.70	8.17	11.85
Total from investment operations	(11.40)	35.24	23.57	8.87	12.38
Distributions from net investment income	(0.88)	(0.79)	(0.85)	(0.70)	(0.52)
Total distributions	(0.88)	(0.79)	(0.85)	(0.70)	(0.52)
Net asset value, end of period	$ 109.42	$ 121.70	$ 87.25	$ 64.53	$ 56.36
Total ReturnC	(9.41)%	40.57%	36.99%	15.94%	27.92%
Ratios to Average Net AssetsA,D
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	.71%	.76%	1.21%	1.22%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$5,739,064	$6,206,889	$4,288,256	$2,571,364	$2,223,254
Portfolio turnover rateE,F	5%	3%	5%	18%	4%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
E	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
F	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
105	Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity MSCI Materials Index ETF
	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018
Selected Per-Share Data
Net asset value, beginning of period	$ 46.91	$ 32.90	$ 32.63	$ 34.70	$ 31.63
Income from Investment Operations
Net investment income (loss)A,B	0.83	0.71	0.65	0.65	0.55
Net realized and unrealized gain (loss)	(3.01)	13.98	0.30	(2.08)	3.09
Total from investment operations	(2.18)	14.69	0.95	(1.43)	3.64
Distributions from net investment income	(0.85)	(0.68)	(0.68)	(0.64)	(0.57)
Total distributions	(0.85)	(0.68)	(0.68)	(0.64)	(0.57)
Net asset value, end of period	$ 43.88	$ 46.91	$ 32.90	$ 32.63	$ 34.70
Total ReturnC	(4.68)%	45.01%	3.28%	(4.02)%	11.54%
Ratios to Average Net AssetsA,D
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	1.77%	1.66%	2.08%	2.05%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$449,817	$544,137	$164,486	$199,043	$265,428
Portfolio turnover rateE,F	4%	4%	3%	12%	10%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
E	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
F	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
Annual Report	106

Financial Highlights
	Fidelity MSCI Real Estate Index ETF
	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018
Selected Per-Share Data
Net asset value, beginning of period	$ 31.75	$ 24.23	$ 26.58	$ 24.69	$ 24.53
Income from Investment Operations
Net investment income (loss)A,B	0.68	0.58	0.67	1.05	0.76
Net realized and unrealized gain (loss)	(2.01)	7.83	(2.13)	2.08	0.32
Total from investment operations	(1.33)	8.41	(1.46)	3.13	1.08
Distributions from net investment income	(0.90)	(0.89)	(0.68)	(1.24)	(0.92)
Return of capital	—	—	(0.21)	—	—
Total distributions	(0.90)	(0.89)	(0.89)	(1.24)	(0.92)
Net asset value, end of period	$ 29.52	$ 31.75	$ 24.23	$ 26.58	$ 24.69
Total ReturnC	(4.25)%	35.58%	(5.27)%	13.19%	4.53%
Ratios to Average Net AssetsA,D
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.20%	2.16%	2.62%	4.20%	3.15%
Supplemental Data
Net assets, end of period (000 omitted)	$1,772,587	$1,784,615	$1,066,154	$844,003	$502,347
Portfolio turnover rateE,F	11%	8%	9%	10%	8%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
E	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
F	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
107	Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity MSCI Utilities Index ETF
	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018
Selected Per-Share Data
Net asset value, beginning of period	$ 42.63	$ 39.11	$ 39.21	$ 34.85	$ 34.64
Income from Investment Operations
Net investment income (loss)A,B	1.19	1.21	1.23	1.16	1.10
Net realized and unrealized gain (loss)	5.11	3.56	(0.09)	4.32	0.20
Total from investment operations	6.30	4.77	1.14	5.48	1.30
Distributions from net investment income	(1.21)	(1.25)	(1.24)	(1.12)	(1.09)
Total distributions	(1.21)	(1.25)	(1.24)	(1.12)	(1.09)
Net asset value, end of period	$ 47.72	$ 42.63	$ 39.11	$ 39.21	$ 34.85
Total ReturnC	15.10%	12.46%	3.13%	15.93%	3.83%
Ratios to Average Net AssetsA,D
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.66%	2.96%	3.06%	3.11%	3.21%
Supplemental Data
Net assets, end of period (000 omitted)	$2,195,072	$1,076,292	$844,807	$733,190	$336,273
Portfolio turnover rateE,F	3%	5%	5%	7%	6%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
E	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
F	Portfolio turnover rate excludes securities received or delivered in-kind.
See accompanying notes which are an integral part of the financial statements.
Annual Report	108

Notes to Financial Statements
For the period ended July 31, 2022
1. Organization.
Fidelity MSCI Communication Services Index ETF, Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF and Fidelity MSCI Utilities Index ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. Each Fund, with the exception of Fidelity MSCI Industrials Index ETF and Fidelity MSCI Real Estate Index ETF, are non-diversified funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund’s Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund’s investments to the Fair Value Committee (the Committee) established by each Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund’s investments and ratifies the fair value determinations of the Committee.
Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)
Valuation techniques used to value each Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2022 is included at the end of each Fund’s Schedule of Investments.
Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
109	Annual Report

Notes to Financial Statements  – continued
2. Significant Accounting Policies – continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Investment Transactions and Income. For financial reporting purposes, the Funds’ investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the New York Stock Exchange, Archipelago Exchange (NYSE Arca) and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statements of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund’s expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2022, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due futures transactions, certain deemed distributions, passive foreign investment companies (PFIC), redemptions in kind, capital loss carryforwards and losses deferred due to wash sales.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:
	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity MSCI Communication Services Index ETF	$ 682,799,553	$ 51,364,931	$ (172,722,452)	$ (121,357,521)
Fidelity MSCI Consumer Discretionary Index ETF	1,197,056,443	116,327,142	(139,320,912)	(22,993,770)
Annual Report	110

2. Significant Accounting Policies – continued

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity MSCI Consumer Staples Index ETF	$ 973,606,521	$ 115,652,039	$ (32,576,837)	$ 83,075,202
Fidelity MSCI Energy Index ETF	1,125,703,970	367,949,831	(7,285,763)	360,664,068
Fidelity MSCI Financials Index ETF	1,519,277,142	134,798,805	(107,763,319)	27,035,486
Fidelity MSCI Health Care Index ETF	2,385,399,066	738,845,985	(160,583,073)	578,262,912
Fidelity MSCI Industrials Index ETF	692,559,867	89,240,125	(77,667,597)	11,572,528
Fidelity MSCI Information Technology Index ETF	3,681,549,651	2,277,588,635	(222,495,283)	2,055,093,352
Fidelity MSCI Materials Index ETF	483,605,956	25,655,984	(59,947,603)	(34,291,619)
Fidelity MSCI Real Estate Index ETF	1,692,180,153	170,332,547	(93,495,538)	76,837,009
Fidelity MSCI Utilities Index ETF	2,027,289,752	172,167,238	(6,151,007)	166,016,231
The tax-based components of distributable earnings as of period end were as follows for each Fund:
	Undistributed ordinary income	Undistributed capital gains	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity MSCI Communication Services Index ETF	$ 926,743	$ —	$ (34,527,602)	$ (121,357,522)
Fidelity MSCI Consumer Discretionary Index ETF	—	—	(27,742,269)	(22,993,770)
Fidelity MSCI Consumer Staples Index ETF	1,410,411	—	(10,408,455)	83,075,202
Fidelity MSCI Energy Index ETF	—	—	(120,353,695)	360,664,070
Fidelity MSCI Financials Index ETF	1,201,658	—	(40,509,457)	27,035,485
Fidelity MSCI Health Care Index ETF	3,421,029	—	(32,014,371)	578,262,911
Fidelity MSCI Industrials Index ETF	194,511	—	(6,556,157)	11,572,529
Fidelity MSCI Information Technology Index ETF	2,189,180	—	(50,254,380)	2,055,093,350
Fidelity MSCI Materials Index ETF	177,675	—	(12,101,079)	(34,291,618)
Fidelity MSCI Real Estate Index ETF	—	—	(41,882,360)	76,837,010
Fidelity MSCI Utilities Index ETF	—	—	(24,814,370)	166,016,230
Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.
	Short-term	Long-term	Total capital loss carryforward
Fidelity MSCI Communication Services Index ETF	$ (12,230,815)	$ (22,296,787)	$ (34,527,602)
Fidelity MSCI Consumer Discretionary Index ETF	(14,180,659)	(13,561,610)	(27,742,269)
Fidelity MSCI Consumer Staples Index ETF	(26,716)	(10,381,739)	(10,408,455)
Fidelity MSCI Energy Index ETF	(9,381,586)	(110,972,109)	(120,353,695)
Fidelity MSCI Financials Index ETF	(16,543,269)	(23,966,188)	(40,509,457)
Fidelity MSCI Health Care Index ETF	(5,200,136)	(26,814,235)	(32,014,371)
Fidelity MSCI Industrials Index ETF	(3,152,556)	(3,403,601)	(6,556,157)
Fidelity MSCI Information Technology Index ETF	(50,254,380)	—	(50,254,380)
Fidelity MSCI Materials Index ETF	(4,695,708)	(7,405,371)	(12,101,079)
Fidelity MSCI Real Estate Index ETF	(25,436,170)	(16,446,190)	(41,882,360)
Fidelity MSCI Utilities Index ETF	(11,092,389)	(13,721,981)	(24,814,370)
The tax character of distributions paid was as follows:
July 31, 2022
	Ordinary Income	Long-Term Capital Gain	Tax Return Of Capital	Total
Fidelity MSCI Communication Services Index ETF	$ 7,610,350	$ —	$ —	$ 7,610,350
Fidelity MSCI Consumer Discretionary Index ETF	11,050,200	—	—	11,050,200
Fidelity MSCI Consumer Staples Index ETF	21,252,450	—	—	21,252,450
Fidelity MSCI Energy Index ETF	46,175,650	—	—	46,175,650
Fidelity MSCI Financials Index ETF	36,480,350	—	—	36,480,350
111	Annual Report

Notes to Financial Statements  – continued
2. Significant Accounting Policies – continued

July 31, 2022
	Ordinary Income	Long-Term Capital Gain	Tax Return Of Capital	Total
Fidelity MSCI Health Care Index ETF	$ 37,227,200	$ —	$ —	$ 37,227,200
Fidelity MSCI Industrials Index ETF	10,491,650	—	—	10,491,650
Fidelity MSCI Information Technology Index ETF	46,200,150	—	—	46,200,150
Fidelity MSCI Materials Index ETF	8,977,200	—	—	8,977,200
Fidelity MSCI Real Estate Index ETF	56,284,500	—	—	56,284,500
Fidelity MSCI Utilities Index ETF	36,559,700	—	—	36,559,700

July 31, 2021
Fidelity MSCI Communication Services Index ETF	$ 4,490,900	$ —	$ —	$ 4,490,900
Fidelity MSCI Consumer Discretionary Index ETF	7,322,150	—	—	7,322,150
Fidelity MSCI Consumer Staples Index ETF	20,813,400	—	—	20,813,400
Fidelity MSCI Energy Index ETF	29,586,300	—	—	29,586,300
Fidelity MSCI Financials Index ETF	23,611,000	—	—	23,611,000
Fidelity MSCI Health Care Index ETF	33,149,950	—	—	33,149,950
Fidelity MSCI Industrials Index ETF	7,709,800	—	—	7,709,800
Fidelity MSCI Information Technology Index ETF	39,319,850	—	—	39,319,850
Fidelity MSCI Materials Index ETF	5,562,850	—	—	5,562,850
Fidelity MSCI Real Estate Index ETF	43,349,650	—	—	43,349,650
Fidelity MSCI Utilities Index ETF	31,181,450	—	—	31,181,450
Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.
Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Investment objectives allow a fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.
Derivatives were used to increase or decrease exposure to the following risk(s):
Equity Risk        Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Annual Report	112

3. Derivative Instruments – continued

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statements of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.
Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statements of Operations.
Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract’s exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statements of Assets and Liabilities.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
Fidelity MSCI Communication Services Index ETF	166,826,685	164,615,448
Fidelity MSCI Consumer Discretionary Index ETF	119,680,657	120,309,094
Fidelity MSCI Consumer Staples Index ETF	72,303,200	71,432,134
Fidelity MSCI Energy Index ETF	100,135,321	95,643,690
Fidelity MSCI Financials Index ETF	98,408,485	100,412,089
Fidelity MSCI Health Care Index ETF	119,160,383	119,132,545
Fidelity MSCI Industrials Index ETF	59,776,154	61,279,223
Fidelity MSCI Information Technology Index ETF	322,969,652	308,536,436
Fidelity MSCI Materials Index ETF	22,073,899	22,713,589
Fidelity MSCI Real Estate Index ETF	229,177,180	223,580,884
Fidelity MSCI Utilities Index ETF	51,636,590	45,247,239
Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.
	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity MSCI Communication Services Index ETF	233,159,663	291,659,523
Fidelity MSCI Consumer Discretionary Index ETF	323,098,067	538,478,230
Fidelity MSCI Consumer Staples Index ETF	323,023,483	101,620,902
Fidelity MSCI Energy Index ETF	381,732,710	312,877,885
Fidelity MSCI Financials Index ETF	268,600,165	281,403,215
Fidelity MSCI Health Care Index ETF	453,404,003	191,231,824
Fidelity MSCI Industrials Index ETF	100,694,083	179,750,292
Fidelity MSCI Information Technology Index ETF	551,465,460	328,604,763
Fidelity MSCI Materials Index ETF	134,586,799	186,369,632
Fidelity MSCI Real Estate Index ETF	470,908,174	329,045,028
Fidelity MSCI Utilities Index ETF	1,226,475,838	280,407,682
113	Annual Report

Notes to Financial Statements  – continued
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .084% of each Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid to the investment adviser is reduced by an amount equal to the fees and expenses paid by each fund to the independent Trustees.
Sub-Adviser. BlackRock Fund Advisors (BFA) serves as sub-adviser for the Funds. BFA provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.
Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
6. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
7. Other.
A fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
8. Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.
Annual Report	114

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Covington Trust and the Shareholders of Fidelity MSCI Communication Services Index ETF, Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF, and Fidelity MSCI Utilities Index ETF:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Fidelity MSCI Communication Services Index ETF, Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF and Fidelity MSCI Utilities Index ETF (the "Funds"), each a fund of Fidelity Covington Trust, including the schedules of investments, as of July 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2022, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 15, 2022
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
115	Annual Report

Trustees and Officers (Unaudited)
The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Each of the Trustees oversees 316 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The funds’ Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-FIDELITY.
Experience, Skills, Attributes, and Qualifiﬁcations of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.
Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chair. The Trustees have determined that an interested Chair is appropriate and benefits shareholders because an interested Chair has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chair, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chair and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
Annual Report	116

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Bettina Doulton (1964)
Year of Election or Appointment: 2020
Trustee
Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).
Robert A. Lawrence (1952)
Year of Election or Appointment: 2020
Trustee
Chair of the Board of Trustees
Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Trustee and Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).
* Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Thomas P. Bostick (1956)
Year of Election or Appointment: 2021
117	Annual Report

Trustees and Officers (Unaudited)  – continued
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Trustee
Lieutenant General Bostick also serves as Trustee of other Fidelity® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present) and as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).
Dennis J. Dirks (1948)
Year of Election or Appointment: 2018
Trustee
Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.
Donald F. Donahue (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York and a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).
Vicki L. Fuller (1957)
Year of Election or Appointment: 2020
Trustee
Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Advisory Board of Ariel Alternatives, LLC (private equity, 2021-present) and as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-present). In addition, Ms. Fuller currently serves as a member of the Board of Roosevelt University (2019-present) and as a member of the Executive Board of New York University’s Stern School of Business. Ms. Fuller previously served as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).
Patricia L. Kampling (1959)
Year of Election or Appointment: 2020
Annual Report	118

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Trustee
Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).
Thomas A. Kennedy (1955)
Year of Election or Appointment: 2021
Trustee
Mr. Kennedy also serves as Trustee of other Fidelity® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy currently serves as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-present). He is also a member of the Rutgers School of Engineering Industry Advisory Board (2011-present) and a member of the UCLA Engineering Dean’s Executive Board (2016-present).
Oscar Munoz (1959)
Year of Election or Appointment: 2021
Trustee
Mr. Munoz also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present) and a member of the Advisory Board of Salesforce.com, Inc. (cloud-based software, 2020-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity® funds (2021).
Garnett A. Smith (1947)
Year of Election or Appointment: 2013
Trustee
Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Smith served as Chairman and Chief Executive Officer (1990-1997) and President (1986-1990) of Inbrand Corp. (manufacturer of personal absorbent products). Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank (now Bank of America). Mr. Smith previously served as a member of the Advisory Board of certain Fidelity® funds (2012-2013).
David M. Thomas (1949)
Year of Election or Appointment: 2018
Trustee
Lead Independent Trustee
Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication).
Susan Tomasky (1953)
Year of Election or Appointment: 2020
119	Annual Report

Trustees and Officers (Unaudited)  – continued
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Trustee
Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company – America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Kenyon in the World Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).
Michael E. Wiley (1950)
Year of Election or Appointment: 2013
Trustee
Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Advisory Board Members and Offiﬃcers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2018
Member of the Advisory Board
Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
William C. Coffey (1969)
Annual Report	120

Name, Year of Birth; Principal Occupation
Year of Election or Appointment: 2019
Assistant Secretary
Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).
Timothy M. Cohen (1969)
Year of Election or Appointment: 2018
Vice President
Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).
Jonathan Davis (1968)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
Assistant Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Colm A. Hogan (1973)
Year of Election or Appointment: 2020
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Pamela R. Holding (1964)
Year of Election or Appointment: 2018
Vice President
Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).
Cynthia Lo Bessette (1969)
Year of Election or Appointment: 2019
121	Annual Report

Trustees and Officers (Unaudited)  – continued
Name, Year of Birth; Principal Occupation
Secretary and Chief Legal Officer (CLO)
Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).
Chris Maher (1972)
Year of Election or Appointment: 2020
Deputy Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jason P. Pogorelec (1975)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2006-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity funds (2015-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
Annual Report	122

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested for the one-half year period (February 1, 2022 to July 31, 2022).
Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Annualized Expense RatioA	Beginning Account Value February 1, 2022	Ending Account Value July 31, 2022	Expenses Paid During PeriodB February 1, 2022 to July 31, 2022
Fidelity MSCI Communication Services Index ETF	0.08%
Actual		$ 1,000.00	$ 1,000.00	$ 0.40
Hypothetical C		$ 1,000.00	$ 1,024.40	$ 0.40
Fidelity MSCI Consumer Discretionary Index ETF	0.08%
Actual		$ 1,000.00	$ 1,000.00	$ 0.40
Hypothetical C		$ 1,000.00	$ 1,024.40	$ 0.40
Fidelity MSCI Consumer Staples Index ETF	0.08%
Actual		$ 1,000.00	$ 1,000.00	$ 0.40
Hypothetical C		$ 1,000.00	$ 1,024.40	$ 0.40
Fidelity MSCI Energy Index ETF	0.08%
Actual		$ 1,000.00	$ 1,227.60	$ 0.44
Hypothetical C		$ 1,000.00	$ 1,024.40	$ 0.40
Fidelity MSCI Financials Index ETF	0.08%
Actual		$ 1,000.00	$ 1,000.00	$ 0.40
Hypothetical C		$ 1,000.00	$ 1,024.40	$ 0.40
Fidelity MSCI Health Care Index ETF	0.08%
Actual		$ 1,000.00	$ 1,003.70	$ 0.40
Hypothetical C		$ 1,000.00	$ 1,024.40	$ 0.40
Fidelity MSCI Industrials Index ETF	0.08%
Actual		$ 1,000.00	$ 1,000.00	$ 0.40
Hypothetical C		$ 1,000.00	$ 1,024.40	$ 0.40
123	Annual Report

Shareholder Expense Example  – continued
	Annualized Expense RatioA	Beginning Account Value February 1, 2022	Ending Account Value July 31, 2022	Expenses Paid During PeriodB February 1, 2022 to July 31, 2022
Fidelity MSCI Information Technology Index ETF	0.08%
Actual		$ 1,000.00	$ 1,000.00	$ 0.40
Hypothetical C		$ 1,000.00	$ 1,024.40	$ 0.40
Fidelity MSCI Materials Index ETF	0.08%
Actual		$ 1,000.00	$ 1,000.00	$ 0.40
Hypothetical C		$ 1,000.00	$ 1,024.40	$ 0.40
Fidelity MSCI Real Estate Index ETF	0.08%
Actual		$ 1,000.00	$ 1,000.00	$ 0.40
Hypothetical C		$ 1,000.00	$ 1,024.40	$ 0.40
Fidelity MSCI Utilities Index ETF	0.08%
Actual		$ 1,000.00	$ 1,081.40	$ 0.41
Hypothetical C		$ 1,000.00	$ 1,024.40	$ 0.40

A	Annualized expense ratio reflects expenses net of applicable fee waivers.
B	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
C	5% return per year before expenses.
Annual Report	124

Distributions (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividend-received deduction for corporate shareholders:
	September 2021	December 2021	March 2022	June 2022
Fidelity MSCI Communication Services Index ETF	100%	100%	100%	100%
Fidelity MSCI Consumer Discretionary Index ETF	100%	100%	100%	100%
Fidelity MSCI Consumer Staples Index ETF	100%	100%	100%	100%
Fidelity MSCI Energy Index ETF	100%	100%	100%	100%
Fidelity MSCI Financials Index ETF	94%	94%	100%	100%
Fidelity MSCI Health Care Index ETF	93%	93%	100%	100%
Fidelity MSCI Industrials Index ETF	96%	96%	100%	100%
Fidelity MSCI Information Technology Index ETF	100%	100%	100%	100%
Fidelity MSCI Materials Index ETF	80%	80%	79%	79%
Fidelity MSCI Real Estate Index ETF	1%	1%	1%	1%
Fidelity MSCI Utilities Index ETF	100%	100%	100%	100%
A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.
	September 2021	December 2021	March 2022	June 2022
Fidelity MSCI Communication Services Index ETF	100%	100%	100%	100%
Fidelity MSCI Consumer Discretionary Index ETF	100%	100%	100%	100%
Fidelity MSCI Consumer Staples Index ETF	100%	100%	100%	100%
Fidelity MSCI Energy Index ETF	100%	100%	100%	100%
Fidelity MSCI Financials Index ETF	100%	100%	100%	100%
Fidelity MSCI Health Care Index ETF	100%	100%	100%	100%
Fidelity MSCI Industrials Index ETF	100%	100%	100%	100%
Fidelity MSCI Information Technology Index ETF	100%	100%	100%	100%
Fidelity MSCI Materials Index ETF	100%	100%	100%	100%
Fidelity MSCI Real Estate Index ETF	1%	1%	1%	1%
Fidelity MSCI Utilities Index ETF	100%	100%	100%	100%
A percentage of the dividends distributed during the calendar year 2021 for the following funds qualify as a section 199A dividend:
	March 2021	June 2021	September 2021	December 2021
Fidelity MSCI Real Estate Index ETF	73%	73%	55%	55%
The funds will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.
125	Annual Report

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Sector ETFs
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory and ETF services agreement for each fund (Sub-Advisory Agreement) with BlackRock Fund Advisors (BFA) (together, the Advisory Contracts). FMR and BFA are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund’s Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund’s Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board’s annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2022 meeting, the Board unanimously determined to renew each fund’s Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund’s management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and BFA from their respective relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.
In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees’ counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board’s decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity’s competitors, and that each fund’s shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and BFA, and also considered the funds’ investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups and with representatives of BFA. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund. The Board also considered the steps Fidelity and BFA had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity’s role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by BFA with respect to the funds and monitoring and overseeing the performance and investment capabilities of BFA. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of BFA.
The Board also considered the nature, extent and quality of services provided by BFA. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, BFA is responsible for, among other things, identifying investments, arranging for execution of portfolio transactions to implement each fund’s investment strategy, and performing certain ETF-related services. In addition, the Trustees noted that BFA is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity’s and BFA’s investment staffs, including their size, education, experience, and resources, as well as Fidelity’s and BFA’s approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity’s and BFA’s investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity’s and BFA’s trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Annual Report	126

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services provided by the Investment Advisers and their affiliates or agents under the Advisory Contracts and by FMR’s affiliates under separate agreements covering pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally State Street Bank and Trust Company, each fund’s transfer agent and custodian; and (iii) the resources devoted to, and the record of compliance with, each fund’s compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with certain of the Investment Advisers.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity’s investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity’s global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity’s product line to increase investors’ probability of success in achieving their investment goals, including retirement income goals.
Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.
The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers each fund’s tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance. The Board also considered information on each fund’s bid-ask spread and premium/discount.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund’s performance should be evaluated based on net performance (after fees and expenses) of the fund compared to a fund’s benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund’s benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.
The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for each fund and its benchmark index for the most recent one-, three- and five-year periods ended September 30, 2021, as shown below. Peer groups are not shown below because the funds do not generally utilize a peer group for performance comparison purposes.
127	Annual Report

Board Approval of Investment Advisory Contracts and Management Fees  – continued
Fidelity MSCI Communication Services Index ETF
Fidelity MSCI Consumer Discretionary Index ETF
Annual Report	128

Fidelity MSCI Consumer Staples Index ETF
Fidelity MSCI Energy Index ETF
129	Annual Report

Board Approval of Investment Advisory Contracts and Management Fees  – continued
Fidelity MSCI Financials Index ETF
Fidelity MSCI Health Care Index ETF
Annual Report	130

Fidelity MSCI Industrials Index ETF
Fidelity MSCI Information Technology Index ETF
131	Annual Report

Board Approval of Investment Advisory Contracts and Management Fees  – continued
Fidelity MSCI Materials Index ETF
Fidelity MSCI Real Estate Index ETF
Annual Report	132

Fidelity MSCI Utilities Index ETF
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund’s management fee and total expense ratio compared to “mapped groups” of competitive funds created for the purpose of facilitating the Trustees’ competitive analysis of management fees and total expenses. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable investment mandates. For this purpose, all sector focused equity ETFs are grouped in the same mapped group. Combining Lipper investment objective categories aids the Board’s management fee and total expense ratio comparisons by broadening the competitive group used for comparison.
Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group.” The Total Mapped Group comparison focuses on a fund’s standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates (i.e., sector equities), regardless of whether their management fee structures also are comparable. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund’s. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds’ actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The “Asset-Sized Peer Group” (ASPG) comparison focuses on a fund’s standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund’s management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund’s management fee rate ranked, is also included in the charts and was considered by the Board.
133	Annual Report

Board Approval of Investment Advisory Contracts and Management Fees  – continued
Fidelity MSCI Communication Services Index ETF
Fidelity MSCI Consumer Discretionary Index ETF
Annual Report	134

Fidelity MSCI Consumer Staples Index ETF
Fidelity MSCI Energy Index ETF
135	Annual Report

Board Approval of Investment Advisory Contracts and Management Fees  – continued
Fidelity MSCI Financials Index ETF
Fidelity MSCI Health Care Index ETF
Annual Report	136

Fidelity MSCI Industrials Index ETF
Fidelity MSCI Information Technology Index ETF
137	Annual Report

Board Approval of Investment Advisory Contracts and Management Fees  – continued
Fidelity MSCI Materials Index ETF
Fidelity MSCI Real Estate Index ETF
Annual Report	138

Fidelity MSCI Utilities Index ETF
The Board noted that each fund’s management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2021.
Based on its review, the Board concluded that each fund’s management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.
Total Expense Ratio. In its review of each fund’s total expense ratio, the Board considered the fund’s all-inclusive fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison for each fund, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The Board noted that each fund’s total net expense ratio ranked below the similar sales load structure group competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2021.
Fees Charged to Other Clients. The Board also considered fee structures applicable to clients of Fidelity and BFA, such as other funds advised or subadvised by Fidelity or BFA, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity’s institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee’s review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund’s total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund’s shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity’s audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies and the full Board approves such changes.
139	Annual Report

Board Approval of Investment Advisory Contracts and Management Fees  – continued
A public accounting firm has been engaged annually by the Board as part of the Board’s assessment of Fidelity’s profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity’s non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity’s mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity’s affiliates may benefit from the funds’ business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board’s consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of BFA’s relationship with each fund and BFA’s representation that it did not realize any fall-out benefits as a result of its relationship with each fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund’s current contractual arrangements, its expense ratio will not decline if the fund’s operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds’ advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity’s long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity’s pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds’ sub-advisory arrangements.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable and that each fund’s Advisory Contracts should be renewed.
Annual Report	140

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.
In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
      Highly liquid investments – cash or convertible to cash within three business days or less
      Moderately liquid investments – convertible to cash in three to seven calendar days
      Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
      Illiquid investments – cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.
141	Annual Report

 [THIS PAGE INTENTIONALLY LEFT BLANK]
Annual Report	142

 [THIS PAGE INTENTIONALLY LEFT BLANK]
143	Annual Report

EXT-ANN-0922
1.9584796.108

Fidelity® Dividend ETF for Rising Rates
Fidelity® High Dividend ETF
Fidelity® Low Volatility Factor ETF
Fidelity® Momentum Factor ETF
Fidelity® Quality Factor ETF
Fidelity® Small-Mid Multifactor ETF
Fidelity® Stocks for Inflation ETF
Fidelity® U.S. Multifactor ETF
Fidelity® Value Factor ETF
Annual Report
July 31, 2022

To view a fund’s proxy voting guidelines and proxy voting record for the period ended June, 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.
© 2022 FMR LLC. All Rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE
Neither the funds nor Fidelity Distributors Corporation is a bank.
Annual Report	2

Note to Shareholders:
Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.
In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.
Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.
3	Annual Report

Market Recap
The S&P 500® index returned -4.64% for the 12 months ending July 31, 2022, as a multitude of crosscurrents challenged the global economy and financial markets. Persistently high inflation, exacerbated by energy price shocks from the Russia–Ukraine conflict, spurred the U.S. Federal Reserve to hike interest rates more aggressively than anticipated, and concerns about the outlook for economic growth sent stocks into bear market territory. In early May, the Fed approved a rare half-percentage-point interest rate increase and announced plans to shrink its $9 trillion asset portfolio. June began with the Fed allowing up to billions in Treasuries and mortgage bonds to mature every month without investing the proceeds. Two weeks later, the central bank raised rates by 0.75 percentage points, its largest increase since 1994, and said it was becoming more difficult to achieve a soft landing, in which the economy slows enough to bring down inflation while avoiding a recession. Against this volatile backdrop, the S&P 500 posted its worst first-half result (-19.96%) to begin a year since 1970. Stocks sharply reversed course in July (+9.22%), as the Fed again raised its benchmark interest rate by 0.75% but signaled that, at some point, it will likely slow the pace of tightening to assess the impact on the economy. For the full 12 months, growth-oriented communication services (-29%) and consumer discretionary (-10%) stocks lagged most. In contrast, energy (+67%) rode a surge in commodity prices and led by a wide margin, followed by the defensive utilities (+16%) and consumer staples (+7%) sectors.
Annual Report	4

Fidelity® Dividend ETF for Rising Rates
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® Dividend ETF For Rising Rates, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended July 31, 2022
Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of Fund
Fidelity Dividend ETF for Rising Rates – NAVA	-1.06	10.90	11.79
Fidelity Dividend ETF for Rising Rates – Market PriceB	-1.08	10.86	11.88
Fidelity Dividend Index For Rising RatesA	-0.72	11.26	12.16
Russell 1000 IndexA	-6.87	12.55	13.45
Average annual total returns represent just that – the average return on an annual basis for Fidelity® Dividend ETF For Rising Rates and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From September 12, 2016.
B	From September 15, 2016, date initially listed on the NYSE ARCA exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity Dividend ETF For Rising Rates – NAV on September 12, 2016, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity Dividend Index for Rising Rates and the Russell 1000 Index performed over the same period.
5	Annual Report

Fidelity® Dividend ETF for Rising Rates
Management’s Discussion of Fund Performance
For the fiscal year ending July 31, 2022, the exchange-traded fund’s (ETF) net asset value declined -1.06%, and its market price returned -1.08%. This compares with the -0.72% result of the benchmark, the Fidelity Dividend Index for Rising Rates. By sector, stocks in the consumer discretionary sector returned -18% and detracted most. This group was hampered by the consumer durables & apparel (-32%) industry. Communication services returned roughly -13%, hampered by the media & entertainment industry (-13%). Financials (-7%), especially in the diversified financials industry (-17%), also hurt. Other notable detractors included the materials (-13%), industrials (-3%), and information technology (0%) sectors. Foreign holdings also detracted overall, hampered in part by continued U.S. dollar strength. Conversely, health care advanced 15% and contributed most, driven by the pharmaceuticals, biotechnology & life sciences industry (+15%). Energy stocks also helped, gaining 60%. The utilities sector rose 18%. Other notable contributors included the consumer staples (+7%) and real estate (0%) sectors. Turning to individual stocks, the biggest individual detractor was Target (-36%), from the retailing industry. In consumer durables & apparel, Nike (-31%) and VF (-42%) hurt. Intel, within the semiconductors & semiconductor equipment category, returned roughly -30% and hindered the fund. Another detractor was Comcast (-35%), a stock in the media & entertainment group. Conversely, the biggest individual contributor was Apple (+12%), from the technology hardware & equipment segment. Exxon Mobil (+77%) and Chevron (+68%), from the energy sector, helped. Other contributors from the pharmaceuticals, biotechnology & life sciences category were AbbVie (+28%) and Pfizer (+23%).
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or Geode Capital Management, LLC, (the ETF’s subadviser) or any other person in the Geode organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and Geode disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
Annual Report	6

Fidelity® Dividend ETF for Rising Rates
Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2022
% of fund's net assets
Apple, Inc.	7.5
Microsoft Corp.	6.5
Johnson & Johnson	2.4
Merck & Co., Inc.	2.0
Visa, Inc. Class A	2.0
AbbVie, Inc.	1.9
Pfizer, Inc.	1.9
Bristol-Myers Squibb Co.	1.8
Amgen, Inc.	1.7
27.7

Top Market Sectors as of July 31, 2022
% of fund's net assets
Information Technology	28.0
Health Care	14.5
Financials	10.6
Consumer Discretionary	10.4
Communication Services	8.7
Industrials	8.7
Consumer Staples	5.9
Energy	4.3
Real Estate	3.4
Utilities	2.8
Materials	2.5

Asset Allocation as of July 31, 2022
Percentages shown as 0.0% may reflect amounts less than 0.05%.
* Foreign investments – 7.0%
7	Annual Report

Fidelity® High Dividend ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® High Dividend ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended July 31, 2022
Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of Fund
Fidelity High Dividend ETF – NAVA	4.43	11.44	11.36
Fidelity High Dividend ETF – Market PriceB	4.35	11.42	11.51
Fidelity High Dividend IndexA	4.76	11.78	11.71
Russell 1000 IndexA	-6.87	12.55	13.45
Average annual total returns represent just that – the average return on an annual basis for Fidelity® High Dividend ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From September 12, 2016.
B	From September 15, 2016, date initially listed on the NYSE ARCA exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity High Dividend ETF – NAV on September 12, 2016, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity High Dividend Index and the Russell 1000 Index performed over the same period.
Annual Report	8

Fidelity® High Dividend ETF
Management’s Discussion of Fund Performance
For the fiscal year ending July 31, 2022, the exchange-traded fund’s (ETF) net asset value rose 4.43% and its market price gained 4.35%. This compares with the 4.76% advance of the benchmark Fidelity High Dividend Index. By sector, energy advanced 46% and contributed most. Utilities stocks also helped, gaining about 16%. The consumer staples sector rose 7%, driven by the food, beverage & tobacco industry (+13%). Other notable contributors included the health care (+12%) and real estate (+3%) sectors. Conversely, stocks in the materials sector returned -14% and detracted most. Financials returned roughly -6%, hampered by the diversified financials industry (-10%). Consumer discretionary (-17%), especially in the consumer durables & apparel industry (-31%), also hurt. Other notable detractors included the communication services (-13%), industrials (-2%), and information technology (0%) sectors. Also, foreign holdings detracted overall, hampered in part by continued U.S. dollar strength. Turning to individual stocks, the biggest individual contributor was Exxon Mobil (+77%), from the energy sector. Also in energy, Chevron (+68%), Williams Companies (+44%), and ONEOK (+23%) helped. Apple, within the technology hardware & equipment category, gained approximately 12% and boosted the fund. Conversely, the biggest individual detractor was JPMorgan Chase (-22%), from the banks industry, followed by Newmont (-32%), which is in the materials sector. Within semiconductors & semiconductor equipment, Nvidia returned -23% and hurt. Other detractors were OneMain Holdings (-27%), a stock in the diversified financials group, and SL Green Realty (-37%), from the real estate sector.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or Geode Capital Management, LLC, (the ETF’s subadviser) or any other person in the Geode organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and Geode disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
9	Annual Report

Fidelity® High Dividend ETF
Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2022
% of fund's net assets
Apple, Inc.	5.6
Microsoft Corp.	4.7
Exxon Mobil Corp.	3.5
Chevron Corp.	3.3
The Williams Cos., Inc.	2.4
Kinder Morgan, Inc.	2.2
ONEOK, Inc.	2.0
JPMorgan Chase & Co.	1.9
Sempra Energy	1.9
The Southern Co.	1.8
29.3

Top Market Sectors as of July 31, 2022
% of fund's net assets
Information Technology	20.6
Financials	17.2
Energy	13.5
Utilities	11.8
Real Estate	11.5
Materials	9.6
Health Care	6.7
Consumer Discretionary	4.4
Communication Services	2.4
Industrials	1.9
Consumer Staples	0.1

Asset Allocation as of July 31, 2022
Percentages shown as 0.0% may reflect amounts less than 0.05%.
* Foreign investments – 7.5%
Annual Report	10

Fidelity® Low Volatility Factor ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® Low Volatility Factor ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended July 31, 2022
Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of Fund
Fidelity Low Volatility Factor ETF – NAVA	-1.12	12.79	13.08
Fidelity Low Volatility Factor ETF – Market PriceB	-1.34	12.74	13.24
Fidelity U.S. Low Volatility Factor IndexA	-0.83	13.06	13.37
Russell 1000 IndexA	-6.87	12.55	13.45
Average annual total returns represent just that – the average return on an annual basis for Fidelity® Low Volatility Factor ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From September 12, 2016.
B	From September 15, 2016, date initially listed on the NYSE ARCA exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity Low Volatility Factor ETF – NAV on September 12, 2016, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity U.S. Low Volatility Factor Index and the Russell 1000 Index performed over the same period.
11	Annual Report

Fidelity® Low Volatility Factor ETF
Management’s Discussion of Fund Performance
For the fiscal year ending July 31, 2022, the exchange-traded fund’s (ETF) net asset value returned -1.12% and its market price returned 1.34%. This compares with the -0.83% result of the benchmark Fidelity U.S. Low Volatility Factor Index. By sector, information technology returned -6% and detracted most. This group was hampered by the software & services (-4%) industry. Communication services (-16%) also hurt. Other detractors were the consumer discretionary (-12%) sector, hampered by the retailing industry (-9%), and the materials (-10%) sector. Conversely, energy rose roughly 60% and contributed most. Health care, which gained 8%, also helped, benefiting from the pharmaceuticals, biotechnology & life sciences industry (+12%). The financials sector rose 9%, boosted by the insurance industry (+18%). Consumer staples (+6%) also contributed, lifted by the food, beverage & tobacco industry (+17%). Other notable contributors included the utilities (+12%), industrials (0%), and real estate (0%) sectors. Turning to individual stocks, the biggest individual detractor was Amazon.com (-19%), from the retailing segment. In media & entertainment, Alphabet (-14%) and Comcast (-35%) hurt. Intel, within the semiconductors & semiconductor equipment category, returned about -30% and hindered the fund. Another detractor was Concentrix (-32%), a stock in the software & services industry. Conversely, the top contributor was Exxon Mobil (+76%), from the energy sector. In health care equipment & services, UnitedHealth Group (+34%) was helpful, while Chevron (+68%) from the energy sector also contributed. Eli Lilly, within the pharmaceuticals, biotechnology & life sciences group, rose approximately 37%, and Jack Henry & Associates, within the software & services segment, gained roughly 21% and boosted the fund.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or Geode Capital Management, LLC, (the ETF’s subadviser) or any other person in the Geode organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and Geode disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
Annual Report	12

Fidelity® Low Volatility Factor ETF
Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2022
% of fund's net assets
Microsoft Corp.	6.2
Alphabet, Inc. Class A	3.6
Amazon.com, Inc.	3.3
UnitedHealth Group, Inc.	2.0
Visa, Inc. Class A	1.9
Johnson & Johnson	1.9
Mastercard, Inc. Class A	1.8
Eli Lilly & Co.	1.6
Automatic Data Processing, Inc.	1.6
Texas Instruments, Inc.	1.6
25.5

Top Market Sectors as of July 31, 2022
% of fund's net assets
Information Technology	27.2
Health Care	13.6
Financials	11.9
Consumer Discretionary	11.3
Industrials	9.4
Communication Services	8.2
Consumer Staples	5.6
Energy	4.1
Real Estate	3.2
Utilities	2.7
Materials	2.5

Asset Allocation as of July 31, 2022
Percentages shown as 0.0% may reflect amounts less than 0.05%.
* Foreign investments – 4.2%
13	Annual Report

Fidelity® Momentum Factor ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® Momentum Factor ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended July 31, 2022
Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of Fund
Fidelity Momentum Factor ETF – NAVA	-7.20	10.99	11.74
Fidelity Momentum Factor ETF – Market PriceB	-7.11	10.98	11.88
Fidelity U.S. Momentum Factor IndexA	-6.92	11.33	12.09
Russell 1000 IndexA	-6.87	12.55	13.45
Average annual total returns represent just that – the average return on an annual basis for Fidelity® Momentum Factor ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From September 12, 2016.
B	From September 15, 2016, date initially listed on the NYSE ARCA exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity Momentum Factor ETF – NAV on September 12, 2016, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity U.S. Momentum Factor Index and the Russell 1000 Index performed over the same period.
Annual Report	14

Fidelity® Momentum Factor ETF
Management’s Discussion of Fund Performance
For the fiscal year ending July 31, 2022, the exchange-traded fund’s (ETF) net asset value returned -7.20% and its market price returned -7.11%. This compares with the -6.92% result of the benchmark Fidelity U.S. Momentum Factor Index. By sector, communication services returned -33% and detracted most, followed by information technology (-8%), especially in the software & services industry (-14%). The consumer discretionary sector returned about -13%, hampered by the retailing industry (-21%), while financials (-11%) also hurt. Other notable detractors included the health care (-8%), real estate (-5%), and materials (-6%) sectors. Conversely, energy advanced 85% and contributed most. Consumer staples stocks also helped (+9%), benefiting from the food, beverage & tobacco industry (+15%). The utilities sector rose approximately 15% and industrials (+1%) also contributed, lifted by the transportation industry (+67%). Turning to individual stocks, the biggest individual detractor was Meta Platforms (-51%), from the media & entertainment category, followed by Amazon.com (-19%), which is in the retailing group. Within media & entertainment, Alphabet returned roughly -14% and hurt. Other detractors were Moderna (-61%), a stock in the pharmaceuticals, biotechnology & life sciences industry, and Synaptics (-52%), from the semiconductors & semiconductor equipment segment. Conversely, the top contributor was Avis Budget Group (+90%), from the transportation industry. In technology hardware & equipment, Apple (+12%) was helpful, and Exxon Mobil (+75%), from the energy sector, also contributed. Tesla, within the automobiles & components group, rose roughly 29%, and UnitedHealth Group, within the health care equipment & services segment, gained about 33% and boosted the fund.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or Geode Capital Management, LLC, (the ETF’s subadviser) or any other person in the Geode organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and Geode disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
15	Annual Report

Fidelity® Momentum Factor ETF
Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2022
% of fund's net assets
Apple, Inc.	7.2
Microsoft Corp.	6.1
Alphabet, Inc. Class A	4.0
Amazon.com, Inc.	3.5
Tesla, Inc.	2.4
UnitedHealth Group, Inc.	2.1
Berkshire Hathaway, Inc. Class B	1.9
NVIDIA Corp.	1.9
Eli Lilly & Co.	1.5
Pfizer, Inc.	1.5
32.1

Top Market Sectors as of July 31, 2022
% of fund's net assets
Information Technology	26.6
Health Care	14.4
Consumer Discretionary	11.7
Financials	11.1
Industrials	8.3
Communication Services	8.3
Consumer Staples	6.1
Energy	4.4
Real Estate	3.3
Utilities	2.9
Materials	2.7

Asset Allocation as of July 31, 2022
Percentages shown as 0.0% may reflect amounts less than 0.05%.
* Foreign investments – 3.2%
Annual Report	16

Fidelity® Quality Factor ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® Quality Factor ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended July 31, 2022
Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of Fund
Fidelity Quality Factor ETF – NAVA	-4.79	12.34	13.23
Fidelity Quality Factor ETF – Market PriceB	-4.70	12.30	13.32
Fidelity U.S. Quality Factor IndexA	-4.52	12.66	13.57
Russell 1000 IndexA	-6.87	12.55	13.45
Average annual total returns represent just that – the average return on an annual basis for Fidelity® Quality Factor ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From September 12, 2016.
B	From September 15, 2016, date initially listed on the NYSE ARCA exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity Quality Factor ETF – NAV on September 12, 2016, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity U.S. Quality Factor Index and the Russell 1000 Index performed over the same period.
17	Annual Report

Fidelity® Quality Factor ETF
Management’s Discussion of Fund Performance
For the fiscal year ending July 31, 2022, the exchange-traded fund’s (ETF) net asset value returned -4.79%, and its market price returned -4.70%. This compares with the -4.52% result of the benchmark, the Fidelity U.S. Quality Factor Index. By sector, stocks in the communication services sector returned -28% and detracted most. Financials returned -12%, hampered by the diversified financials industry (-12%). Consumer discretionary (-11%), especially in the consumer durables & apparel industry (-40%), also hurt. Other notable detractors included the information technology (-2%), industrials (-5%), and materials (-7%) sectors. Conversely, energy advanced about 55% and contributed most. Utilities stocks also helped, gaining 15%. The consumer staples sector rose approximately 6%, driven by the food, beverage & tobacco industry (+12%). Other notable contributors included the health care (+2%) and real estate (+5%) sectors. Turning to individual stocks, the biggest individual detractor was Meta Platforms (-55%), from the media & entertainment group. Alphabet, within the media & entertainment segment, returned roughly -14% and hindered the fund. In software & services, Zoom Video Communications (-66%) and Adobe (-34%) hurt. Another detractor was Coinbase Global (-66%), a stock in the diversified financials industry. Conversely, the biggest individual contributor was Apple (+12%), from the technology hardware & equipment category. UnitedHealth Group, within the health care equipment & services industry, advanced 34% and lifted the fund. In energy, Coterra Energy (+128%) and EOG Resources (+86%) helped. Another contributor was AbbVie (+28%), a stock in the pharmaceuticals, biotechnology & life sciences category.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or Geode Capital Management, LLC, (the ETF’s subadviser) or any other person in the Geode organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and Geode disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
Annual Report	18

Fidelity® Quality Factor ETF
Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2022
% of fund's net assets
Apple, Inc.	7.1
Microsoft Corp.	6.0
Alphabet, Inc. Class A	3.7
UnitedHealth Group, Inc.	2.2
Berkshire Hathaway, Inc. Class B	2.1
Johnson & Johnson	2.0
NVIDIA Corp.	1.6
Pfizer, Inc.	1.5
AbbVie, Inc.	1.5
Visa, Inc. Class A	1.5
29.2

Top Market Sectors as of July 31, 2022
% of fund's net assets
Information Technology	28.4
Health Care	13.8
Consumer Discretionary	11.2
Financials	10.7
Industrials	8.3
Communication Services	8.0
Consumer Staples	6.1
Energy	4.3
Real Estate	3.5
Utilities	2.8
Materials	2.7

Asset Allocation as of July 31, 2022
* Foreign investments – 0.6%
19	Annual Report

Fidelity® Small-Mid Multifactor ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® Small-Mid Multifactor ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended July 31, 2022
Average Annual Total Returns	Past 1 Year	Life of Fund
Fidelity Small-Mid Multifactor ETF – NAVA	-2.35	9.95
Fidelity Small-Mid Multifactor ETF – Market PriceB	-2.24	9.92
Fidelity Small-Mid Multifactor IndexA	-2.02	10.30
Dow Jones U.S. Completion Total Stock Market IndexA	-21.85	7.63
Average annual total returns represent just that – the average return on an annual basis for Fidelity® Small-Mid Multifactor ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From February 26, 2019.
B	From February 28, 2019, date initially listed on the NYSE ARCA exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity Small-Mid Multifactor ETF – NAV on February 26, 2019, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity Small-Mid Multifactor Index and the Dow Jones U.S. Completion Total Stock Market Index performed over the same period.
Annual Report	20

Fidelity® Small-Mid Multifactor ETF
Management’s Discussion of Fund Performance
For the fiscal year ending July 31, 2022, the exchange-traded fund’s (ETF) net asset value returned -2.35%, and its market price returned -2.24%. This compares with the -2.02% result of the benchmark, the Fidelity Small-Mid Multifactor Index. By sector, consumer discretionary returned about -16% and detracted most. Health care (-10%), especially in the health care equipment & services industry (-10%), and communication services (-17%) also hurt. Other notable detractors included the information technology (-4%) and real estate (-2%) sectors. In contrast, energy gained 75% and contributed most. Financials stocks also helped (+2%), benefiting from the banks industry (+7%). The utilities sector rose 11%. Other notable contributors included the consumer staples (+3%), materials (+0%), and industrials (+0%) sectors. Turning to individual stocks, the biggest individual detractor was Dentsply Sirona (-45%), from the health care equipment & services category, followed by Bath & Body Works (-35%), which is in the retailing industry. Within media & entertainment, Dish Network returned roughly -59% and hurt. Other detractors were Five9 (-43%), a stock in the software & services group, and Alcoa (-35%), from the materials sector. In contrast, the biggest individual contributor was Devon Energy (+120%), from the energy sector. In energy, Marathon Oil (+105%), Consol Energy (+204%), and Texas Pacific Land (+85%) helped. Lantheus, within the health care equipment & services segment, gained 166% and boosted the fund.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or Geode Capital Management, LLC, (the ETF’s subadviser) or any other person in the Geode organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and Geode disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
21	Annual Report

Fidelity® Small-Mid Multifactor ETF
Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2022
% of fund's net assets
SolarEdge Technologies, Inc.	0.5
Lantheus Holdings, Inc.	0.4
Texas Pacific Land Corp.	0.4
Jack Henry & Associates, Inc.	0.4
Carlisle Cos., Inc.	0.4
Steel Dynamics, Inc.	0.4
APA Corp.	0.4
Leidos Holdings, Inc.	0.3
Brown-Forman Corp. Class B	0.3
3.5

Top Market Sectors as of July 31, 2022
% of fund's net assets
Industrials	17.6
Financials	15.8
Information Technology	14.8
Health Care	13.4
Consumer Discretionary	12.5
Real Estate	7.6
Materials	4.9
Energy	4.1
Consumer Staples	3.4
Communication Services	2.9
Utilities	2.8

Asset Allocation as of July 31, 2022
* Foreign investments – 4.9%
Annual Report	22

Fidelity® Stocks for Inflation ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® Stocks For Inflation ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on Cboe BZX Exchange, Inc. (CboeBZX) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on CboeBZX. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended July 31, 2022
Average Annual Total Returns	Past 1 Year	Life of Fund
Fidelity Stocks for Inflation ETF – NAVA	5.03	11.83
Fidelity Stocks for Inflation ETF – Market PriceB	4.94	11.72
Fidelity Stocks For Inflation Factor IndexA	5.35	12.22
Russell 1000 IndexA	-6.87	12.91
Average annual total returns represent just that – the average return on an annual basis for Fidelity® Stocks For Inflation ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From November 5, 2019.
B	From November 7, 2019, date initially listed on the Cboe BZX Exchange, Inc.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity Stocks For Inflation ETF – NAV on November 5, 2019, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity Stocks for Inflation Factor Index and the Russell 1000 Index performed over the same period.
23	Annual Report

Fidelity® Stocks for Inflation ETF
Management’s Discussion of Fund Performance
For the fiscal year ending July 31, 2022, the exchange-traded fund's (ETF) net asset value gained 5.03% and its market price rose 4.94%, roughly in line with the 5.35% advance of the Fidelity Stocks for Inflation Factor Index. By sector, energy advanced 91% and contributed most. Materials stocks also helped, gaining about 22%. The consumer staples sector rose roughly 9%, driven by the food, beverage & tobacco industry (+9%). Other notable contributors included the utilities (+4%) and real estate (+5%) sectors. In contrast, stocks in the communication services sector returned -20% and detracted most. Consumer discretionary returned -13%, hampered by the retailing industry (-18%). Financials (-9%), especially in the diversified financials industry (-12%), also hurt. Other notable detractors included the information technology (-2%), health care (-2%) and industrials (-2%) sectors. Turning to individual stocks, the top contributor was EOG Resources (+79%), from the energy sector, followed by Ovintiv (+77%), within the energy sector. In materials, Freeport-McMoRan advanced 32% and Bunge (+36%), from the food, beverage & tobacco category, also helped. UnitedHealth Group, within the health care equipment & services industry, rose 28% and boosted the fund. In contrast, the biggest individual detractor was Meta Platforms (-55%), from the media & entertainment group. In pharmaceuticals, biotechnology & life sciences, Moderna (-57%) and Bio Rad Labs (-24%) hurt. EQT, within the energy sector, returned -12% and hindered the fund. Another detractor was Alphabet (-14%), a stock in the media & entertainment segment.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or Geode Capital Management, LLC, (the ETF’s subadviser) or any other person in the Geode organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and Geode disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
Annual Report	24

Fidelity® Stocks for Inflation ETF
Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2022
% of fund's net assets
Apple, Inc.	5.3
Microsoft Corp.	4.5
Marathon Oil Corp.	3.5
Nucor Corp.	3.3
APA Corp.	3.2
PDC Energy, Inc.	3.2
Olin Corp.	2.7
UnitedHealth Group, Inc.	2.6
Louisiana-Pacific Corp.	2.5
National Fuel Gas Co.	2.3
33.1

Top Market Sectors as of July 31, 2022
% of fund's net assets
Information Technology	21.9
Health Care	19.0
Consumer Staples	10.3
Energy	9.8
Materials	8.5
Consumer Discretionary	6.3
Financials	6.2
Industrials	4.8
Real Estate	4.7
Communication Services	4.2
Utilities	4.2

Asset Allocation as of July 31, 2022
* Foreign investments – 1.4%
25	Annual Report

Fidelity® U.S. Multifactor ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® U.S. Multifactor ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended July 31, 2022
Average Annual Total Returns	Past 1 Year	Life of Fund
Fidelity U.S. Multifactor ETF – NAVA	-2.64	13.37
Fidelity U.S. Multifactor ETF – Market PriceB	-2.64	14.23
Fidelity U.S. Multifactor IndexA	-2.35	13.73
Russell 1000 IndexA	-6.87	11.73
Average annual total returns represent just that – the average return on an annual basis for Fidelity® U.S. Multifactor ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From September 15, 2020.
B	From From September 17, 2020, date initially listed on the NYSE ARCA exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity U.S. Multifactor ETF – NAV on September 15, 2020, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity U.S. Multifactor Index and the Russell 1000 Index performed over the same period.
Annual Report	26

Fidelity® U.S. Multifactor ETF
Management’s Discussion of Fund Performance
For the fiscal year ending July 31, 2022, the exchange-traded fund’s (ETF) net asset value and market price returned -2.64%. This compares with the -2.35% result of the benchmark Fidelity U.S. Multifactor Index. By sector, stocks in the communication services sector returned -24% and detracted most. This group was hampered by the media & entertainment (-24%) industry. Information technology (-7%), hampered by the software & services industry (-11%), and financials (-7%), especially in the diversified financials industry (-19%), also hurt. Conversely, energy rose roughly 43% and contributed most. Utilities, which gained about 26%, also helped. The health care sector rose roughly 2%, boosted by the pharmaceuticals, biotechnology & life sciences industry (+4%); industrials gained about 3%, lifted by the commercial & professional services industry (+18%); and materials advanced 10%. Other notable contributors included the consumer discretionary (+2%), real estate (+4%), and consumer staples (+1%) sectors. Turning to individual stocks, the biggest individual detractor was Meta Platforms (-55%), from the media & entertainment industry. In software & services, PayPal (-62%) and Adobe (-34%) hurt. Alphabet, within the media & entertainment category, returned -14% and hindered the fund. Another detractor was Capital One Financial (-34%), a stock in the diversified financials segment. Conversely, the top contributor was EOG Resources (+86%), from the energy sector. In technology hardware & equipment, Apple (+12%) was helpful and H&R Block (+63%), from the consumer services group, also contributed. Eli Lilly, within the pharmaceuticals, biotechnology & life sciences segment, rose roughly 38%, and National Fuel Gas, within the utilities sector, gained 23% and boosted the fund.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or Geode Capital Management, LLC, (the ETF’s subadviser) or any other person in the Geode organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and Geode disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
27	Annual Report

Fidelity® U.S. Multifactor ETF
Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2022
% of fund's net assets
Apple, Inc.	6.7
Microsoft Corp.	5.6
Alphabet, Inc. Class A	3.7
Johnson & Johnson	1.9
Eli Lilly & Co.	1.7
National Fuel Gas Co.	1.5
The Home Depot, Inc.	1.5
Exelon Corp.	1.5
Pfizer, Inc.	1.4
Merck & Co., Inc.	1.4
26.9

Top Market Sectors as of July 31, 2022
% of fund's net assets
Information Technology	27.2
Health Care	14.1
Consumer Discretionary	12.1
Financials	11.3
Industrials	8.9
Communication Services	8.0
Consumer Staples	5.7
Energy	3.7
Real Estate	3.0
Utilities	3.0
Materials	2.9

Asset Allocation as of July 31, 2022
* Foreign investments – 2.9%
Annual Report	28

Fidelity® Value Factor ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® Value Factor ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended July 31, 2022
Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of Fund
Fidelity Value Factor ETF – NAVA	-3.86	11.27	12.73
Fidelity Value Factor ETF – Market PriceB	-4.11	11.22	12.82
Fidelity U.S. Value Factor IndexA	-3.61	11.60	13.07
Russell 1000 IndexA	-6.87	12.55	13.45
Average annual total returns represent just that – the average return on an annual basis for Fidelity® Value Factor ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From September 12, 2016.
B	From September 15, 2016, date initially listed on the NYSE ARCA exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity Value Factor ETF – NAV on September 12, 2016, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity U.S. Value Factor Index and the Russell 1000 Index performed over the same period.
29	Annual Report

Fidelity® Value Factor ETF
Management’s Discussion of Fund Performance
For the fiscal year ending July 31, 2022, the exchange-traded fund’s (ETF) net asset value returned -3.86%, and its market price returned -4.11%. This compares with the -3.61% result of the benchmark Fidelity U.S. Value Factor Index. By sector, stocks in the communication services sector returned roughly -27% and detracted most. This group was hampered by the media & entertainment (-30%) industry. Consumer discretionary returned roughly -18%, hampered by the retailing industry (-25%). Financials (-11%), especially in the banks industry (-10%), also hurt. Other notable detractors included the information technology (-4%), real estate (-6%), and industrials (-1%) sectors. Conversely, energy advanced 87% and contributed most. Health care stocks also helped, gaining 11%. The utilities sector rose 24%. Other notable contributors included the materials (+9%) and consumer staples (+4%) sectors. Turning to individual stocks, the biggest individual detractor was Meta Platforms (-55%), from the media & entertainment industry, followed by Amazon.com (-19%), which is in the retailing group. Within media & entertainment, Alphabet returned -14% and hurt. Other detractors were Intel (-30%), a stock in the semiconductors & semiconductor equipment category, and JPMorgan Chase (-23%), from the banks segment. Conversely, the biggest individual contributor was Apple (+12%), from the technology hardware & equipment group. In energy, Exxon Mobil (+76%), Chevron (+68%), and Occidental Petroleum (+204%) helped. AbbVie, within the pharmaceuticals, biotechnology & life sciences category, gained about 24% and boosted the fund.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or Geode Capital Management, LLC, (the ETF’s subadviser) or any other person in the Geode organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and Geode disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
Annual Report	30

Fidelity® Value Factor ETF
Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2022
% of fund's net assets
Apple, Inc.	7.3
Microsoft Corp.	6.2
Alphabet, Inc. Class A	3.8
Amazon.com, Inc.	3.7
Johnson & Johnson	2.1
Berkshire Hathaway, Inc. Class B	2.0
Visa, Inc. Class A	1.7
Merck & Co., Inc.	1.6
Pfizer, Inc.	1.6
Bristol-Myers Squibb Co.	1.5
31.5

Top Market Sectors as of July 31, 2022
% of fund's net assets
Information Technology	27.6
Health Care	14.2
Financials	10.9
Consumer Discretionary	10.9
Industrials	9.0
Communication Services	7.7
Consumer Staples	5.9
Energy	4.5
Real Estate	3.3
Materials	3.0
Utilities	2.8

Asset Allocation as of July 31, 2022
* Foreign investments – 3.1%
31	Annual Report

Fidelity® Dividend ETF For Rising Rates
Schedule of Investments July 31, 2022
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
COMMUNICATION SERVICES – 8.7%
Diversified Telecommunication Services – 2.0%
AT&T, Inc.	228,055	$ 4,282,873
Lumen Technologies, Inc. (a)	239,550	2,608,699
Verizon Communications, Inc.	117,910	5,446,263
		12,337,835
Entertainment – 1.5%
Activision Blizzard, Inc.	48,340	3,864,783
Electronic Arts, Inc.	25,209	3,308,177
Warner Music Group Corp. Class A	71,585	2,147,550
		9,320,510
Media – 5.2%
Cable One, Inc.	1,902	2,618,445
Comcast Corp. Class A	129,078	4,843,007
Fox Corp. Class A	76,523	2,533,677
News Corp. Class A	134,517	2,305,621
Nexstar Media Group, Inc. Class A	17,473	3,291,389
Omnicom Group, Inc.	39,871	2,784,591
Paramount Global Class B	95,399	2,256,186
Sirius XM Holdings, Inc. (a)	440,054	2,939,561
TEGNA, Inc.	147,489	3,088,420
The Interpublic Group of Cos., Inc.	83,829	2,503,972
The New York Times Co. Class A	70,898	2,265,191
		31,430,060
TOTAL COMMUNICATION SERVICES		53,088,405
CONSUMER DISCRETIONARY – 10.4%
Hotels, Restaurants & Leisure – 2.8%
McDonald's Corp.	36,825	9,698,600
Starbucks Corp.	86,737	7,353,563
		17,052,163
Household Durables – 0.8%
Persimmon PLC	200,948	4,607,015
Multiline Retail – 1.0%
Target Corp.	38,337	6,263,499
Specialty Retail – 3.8%
Dick's Sporting Goods, Inc. (a)	59,535	5,571,880
Lowe's Cos., Inc.	38,809	7,433,088
The Home Depot, Inc.	34,466	10,372,198
		23,377,166
Textiles, Apparel & Luxury Goods – 2.0%
NIKE, Inc. Class B	65,060	7,476,695
VF Corp.	107,995	4,825,217
		12,301,912
TOTAL CONSUMER DISCRETIONARY		63,601,755
CONSUMER STAPLES – 5.9%
Beverages – 1.1%
The Coca-Cola Co.	109,630	7,034,957

	Shares	Value

Food & Staples Retailing – 1.1%
Costco Wholesale Corp.	12,670	$ 6,858,271
Household Products – 1.3%
The Procter & Gamble Co.	56,205	7,807,437
Tobacco – 2.4%
Altria Group, Inc.	88,380	3,876,347
British American Tobacco PLC	68,785	2,695,703
Imperial Brands PLC	127,292	2,786,681
Philip Morris International, Inc.	53,341	5,182,078
		14,540,809
TOTAL CONSUMER STAPLES		36,241,474
ENERGY – 4.3%
Oil, Gas & Consumable Fuels – 4.3%
Chevron Corp.	47,822	7,832,287
Exxon Mobil Corp.	95,987	9,304,020
Kinder Morgan, Inc.	167,780	3,018,362
ONEOK, Inc. (a)	44,874	2,680,773
The Williams Cos., Inc.	97,236	3,314,775
Woodside Energy Group Ltd.	7,336	163,708
TOTAL ENERGY		26,313,925
FINANCIALS – 10.6%
Banks – 5.2%
Bank of America Corp.	207,541	7,016,961
Citigroup, Inc.	98,488	5,111,527
JPMorgan Chase & Co.	75,861	8,751,325
Truist Financial Corp.	90,429	4,563,952
Wells Fargo & Co.	142,188	6,237,787
		31,681,552
Capital Markets – 3.3%
Blackstone, Inc. Class A	43,581	4,448,313
Goldman Sachs Group, Inc.	17,588	5,863,663
Morgan Stanley	65,535	5,524,601
T Rowe Price Group, Inc.	33,294	4,110,810
		19,947,387
Consumer Finance – 0.5%
OneMain Holdings, Inc. (a)	87,054	3,238,409
Insurance – 0.9%
The Progressive Corp.	49,303	5,672,803
Mortgage Real Estate Investment Trusts (REITs) – 0.7%
Annaly Capital Management, Inc.	601,275	4,136,772
TOTAL FINANCIALS		64,676,923
HEALTH CARE – 14.5%
Biotechnology – 4.9%
AbbVie, Inc.	81,056	11,632,347
Amgen, Inc.	42,348	10,479,860

See accompanying notes which are an integral part of the financial statements.
Annual Report	32

Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Biotechnology – continued
Gilead Sciences, Inc.	134,522	$ 8,037,689
		30,149,896
Health Care Equipment & Supplies – 1.5%
Medtronic PLC	94,635	8,755,630
Pharmaceuticals – 8.1%
Bristol-Myers Squibb Co.	151,855	11,203,862
Johnson & Johnson	84,728	14,786,731
Merck & Co., Inc.	134,657	12,030,256
Pfizer, Inc.	228,632	11,548,202
		49,569,051
TOTAL HEALTH CARE		88,474,577
INDUSTRIALS – 8.7%
Aerospace & Defense – 1.0%
Lockheed Martin Corp.	15,199	6,289,498
Air Freight & Logistics – 1.0%
United Parcel Service, Inc. Class B	30,789	6,000,468
Electrical Equipment – 0.8%
Emerson Electric Co.	55,305	4,981,322
Industrial Conglomerates – 2.5%
3M Co.	36,013	5,158,502
Honeywell International, Inc.	33,913	6,526,896
Jardine Matheson Holdings Ltd.	73,228	3,865,706
		15,551,104
Machinery – 2.3%
AGCO Corp.	39,341	4,285,022
Caterpillar, Inc.	30,562	6,058,916
Volvo AB Class B	193,750	3,450,391
		13,794,329
Road & Rail – 1.1%
Union Pacific Corp.	28,203	6,410,542
TOTAL INDUSTRIALS		53,027,263
INFORMATION TECHNOLOGY – 28.0%
Communications Equipment – 1.4%
Cisco Systems, Inc.	192,185	8,719,433
IT Services – 5.4%
International Business Machines Corp.	64,588	8,447,464
The Western Union Co.	379,789	6,464,009
TietoEVRY Oyj	231,465	6,254,350
Visa, Inc. Class A	56,342	11,950,702
		33,116,525
Semiconductors & Semiconductor Equipment – 5.8%
Broadcom, Inc.	18,434	9,871,038
Intel Corp.	207,898	7,548,777
QUALCOMM, Inc.	56,380	8,178,483

	Shares	Value

Texas Instruments, Inc.	54,124	$ 9,682,242
		35,280,540
Software – 7.9%
Microsoft Corp.	140,677	39,493,661
Oracle Corp.	110,243	8,581,315
		48,074,976
Technology Hardware, Storage & Peripherals – 7.5%
Apple, Inc.	284,321	46,205,006
TOTAL INFORMATION TECHNOLOGY		171,396,480
MATERIALS – 2.5%
Chemicals – 1.7%
Air Products & Chemicals, Inc.	8,316	2,064,281
Dow, Inc.	33,839	1,800,573
Linde PLC	12,444	3,758,088
LyondellBasell Industries N.V. Class A	17,752	1,582,058
Yara International ASA	25,892	1,100,762
		10,305,762
Containers & Packaging – 0.2%
International Paper Co.	34,745	1,486,044
Metals & Mining – 0.6%
BHP Group Ltd.	40,582	1,095,345
Fortescue Metals Group Ltd.	90,364	1,156,447
Newmont Corp.	34,529	1,563,473
		3,815,265
TOTAL MATERIALS		15,607,071
REAL ESTATE – 3.4%
Equity Real Estate Investment Trusts (REITs) – 3.2%
American Tower Corp.	12,037	3,259,981
Crown Castle International Corp.	13,446	2,429,154
Digital Realty Trust, Inc.	12,715	1,684,102
Iron Mountain, Inc.	31,060	1,506,099
Medical Properties Trust, Inc.	65,113	1,122,548
Omega Healthcare Investors, Inc.	46,619	1,445,189
Prologis, Inc.	19,320	2,561,059
Simon Property Group, Inc.	13,494	1,465,988
SL Green Realty Corp.	18,126	899,956
VICI Properties, Inc.	52,822	1,805,984
WP Carey, Inc.	18,753	1,674,643
		19,854,703
Real Estate Management & Development – 0.2%
Hongkong Land Holdings Ltd.	215,800	1,120,002
TOTAL REAL ESTATE		20,974,705
UTILITIES – 2.8%
Electric Utilities – 2.8%
American Electric Power Co., Inc.	26,347	2,596,760
Duke Energy Corp.	27,816	3,057,813
Edison International	33,090	2,242,509
See accompanying notes which are an integral part of the financial statements.
33	Annual Report

Fidelity® Dividend ETF For Rising Rates
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
UTILITIES – continued
Electric Utilities – continued
Exelon Corp.	53,345	$ 2,480,009
Pinnacle West Capital Corp.	25,375	1,864,301
PPL Corp.	67,900	1,974,532
The Southern Co.	41,041	3,155,643
TOTAL UTILITIES		17,371,567
TOTAL COMMON STOCKS (Cost $569,049,523)		610,774,145
Money Market Funds – 3.0%

Fidelity Cash Central Fund, 2.01% (b)	1,663,905	1,664,238
Fidelity Securities Lending Cash Central Fund, 2.01% (b)(c)	16,550,270	16,551,925
TOTAL MONEY MARKET FUNDS (Cost $18,216,163)		18,216,163
TOTAL INVESTMENT IN SECURITIES – 102.8% (Cost $587,265,686)		628,990,308
NET OTHER ASSETS (LIABILITIES) – (2.8%)		(16,847,515)
NET ASSETS – 100.0%		$ 612,142,793

Legend
(a)	Security or a portion of the security is on loan at period end.
(b)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.
(c)	Investment made with cash collateral received from securities on loan.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME Micro E-mini S&P 500 Index Contracts (United States)	5	September 2022	$1,033,375	$75,785	$75,785
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 2.01%	$ 654,480	$ 54,792,330	$ 53,782,572	$ 3,230	$—	$—	$ 1,664,238	0.0%
Fidelity Securities Lending Cash Central Fund, 2.01%	2,620,350	106,586,070	92,654,495	79,206	—	—	$16,551,925	0.0%
Total	$3,274,830	$161,378,400	$146,437,067	$82,436	$—	$—	$18,216,163
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.
See accompanying notes which are an integral part of the financial statements.
Annual Report	34

Investment Valuation
The following is a summary of the inputs used, as of July 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Equities:
Communication Services	$ 53,088,405	$ 53,088,405	$ —	$ —
Consumer Discretionary	63,601,755	63,601,755	—	—
Consumer Staples	36,241,474	36,241,474	—	—
Energy	26,313,925	26,313,925	—	—
Financials	64,676,923	64,676,923	—	—
Health Care	88,474,577	88,474,577	—	—
Industrials	53,027,263	53,027,263	—	—
Information Technology	171,396,480	171,396,480	—	—
Materials	15,607,071	15,607,071	—	—
Real Estate	20,974,705	20,974,705	—	—
Utilities	17,371,567	17,371,567	—	—
Money Market Funds	18,216,163	18,216,163	—	—
Total Investments in Securities:	$ 628,990,308	$ 628,990,308	$ —	$ —

Derivative Instruments:
Assets
Futures Contracts	$ 75,785	$ 75,785	$ —	$ —
Total Assets	$ 75,785	$ 75,785	—	$ —
Total Derivative Instruments:	$ 75,785	$ 75,785	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$75,785	$0
Total Equity Risk	75,785	0
Total Value of Derivatives	$75,785	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
35	Annual Report

Fidelity® High Dividend ETF
Schedule of Investments July 31, 2022
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
COMMUNICATION SERVICES – 2.4%
Diversified Telecommunication Services – 0.6%
AT&T, Inc.	129,956	$ 2,440,574
Lumen Technologies, Inc. (a)	137,149	1,493,552
Verizon Communications, Inc.	67,191	3,103,552
		7,037,678
Entertainment – 0.4%
Activision Blizzard, Inc.	27,546	2,202,303
Electronic Arts, Inc.	14,367	1,885,381
Warner Music Group Corp. Class A	40,985	1,229,550
		5,317,234
Media – 1.4%
Cable One, Inc.	1,088	1,497,828
Comcast Corp. Class A	73,462	2,756,294
Fox Corp. Class A	43,811	1,450,582
News Corp. Class A	77,015	1,320,037
Nexstar Media Group, Inc. Class A	9,936	1,871,644
Omnicom Group, Inc.	22,826	1,594,168
Paramount Global Class B	54,619	1,291,739
Sirius XM Holdings, Inc. (a)	251,946	1,682,999
TEGNA, Inc.	83,792	1,754,605
The Interpublic Group of Cos., Inc.	47,995	1,433,611
The New York Times Co. Class A	40,590	1,296,851
		17,950,358
TOTAL COMMUNICATION SERVICES		30,305,270
CONSUMER DISCRETIONARY – 4.4%
Hotels, Restaurants & Leisure – 1.6%
Darden Restaurants, Inc.	42,460	5,285,845
McDonald's Corp.	31,726	8,355,677
Starbucks Corp.	74,724	6,335,101
		19,976,623
Household Durables – 0.3%
Persimmon PLC	172,755	3,960,650
Multiline Retail – 0.4%
Target Corp.	33,044	5,398,729
Specialty Retail – 1.6%
Dick's Sporting Goods, Inc. (a)	51,308	4,801,916
Lowe's Cos., Inc.	33,440	6,404,763
The Home Depot, Inc.	29,702	8,938,520
		20,145,199
Textiles, Apparel & Luxury Goods – 0.5%
NIKE, Inc. Class B	56,064	6,442,875
TOTAL CONSUMER DISCRETIONARY		55,924,076
CONSUMER STAPLES – 0.1%
Personal Products – 0.1%
Haleon PLC (b)	345,827	1,228,002

	Shares	Value
ENERGY – 13.5%
Oil, Gas & Consumable Fuels – 13.5%
Chevron Corp.	254,825	$ 41,735,239
Exxon Mobil Corp.	460,550	44,641,111
Kinder Morgan, Inc.	1,566,094	28,174,031
ONEOK, Inc. (a)	432,670	25,847,706
The Williams Cos., Inc.	895,631	30,532,061
Woodside Energy Group Ltd.	78,042	1,741,558
TOTAL ENERGY		172,671,706
FINANCIALS – 17.2%
Banks – 6.5%
Bank of America Corp.	615,633	20,814,552
Citigroup, Inc.	338,220	17,553,618
JPMorgan Chase & Co.	214,678	24,765,254
Wells Fargo & Co.	452,198	19,837,926
		82,971,350
Capital Markets – 5.5%
Blackstone, Inc. Class A	155,746	15,896,994
Goldman Sachs Group, Inc.	60,824	20,278,114
Morgan Stanley	221,170	18,644,631
T Rowe Price Group, Inc.	128,498	15,865,648
		70,685,387
Consumer Finance – 1.0%
OneMain Holdings, Inc.	351,213	13,065,124
Insurance – 2.9%
Old Republic International Corp.	693,668	16,141,654
The Progressive Corp.	182,285	20,973,712
		37,115,366
Mortgage Real Estate Investment Trusts (REITs) – 1.3%
Annaly Capital Management, Inc.	2,402,635	16,530,129
TOTAL FINANCIALS		220,367,356
HEALTH CARE – 6.7%
Biotechnology – 2.4%
AbbVie, Inc.	81,865	11,748,446
Amgen, Inc.	42,968	10,633,291
Gilead Sciences, Inc.	136,778	8,172,486
		30,554,223
Pharmaceuticals – 4.3%
Bristol-Myers Squibb Co.	154,112	11,370,383
GSK PLC	276,662	5,816,304
Johnson & Johnson	85,114	14,854,095
Merck & Co., Inc.	136,190	12,167,215
Pfizer, Inc.	230,540	11,644,575
		55,852,572
TOTAL HEALTH CARE		86,406,795

See accompanying notes which are an integral part of the financial statements.
Annual Report	36

Common Stocks – continued
	Shares	Value
INDUSTRIALS – 1.9%
Aerospace & Defense – 0.2%
Lockheed Martin Corp.	6,946	$ 2,874,324
Air Freight & Logistics – 0.2%
United Parcel Service, Inc. Class B	14,026	2,733,527
Construction & Engineering – 0.2%
ACS Actividades de Construccion y Servicios S.A.	78,160	1,865,679
Industrial Conglomerates – 0.4%
3M Co.	16,427	2,353,003
Honeywell International, Inc.	15,452	2,973,892
		5,326,895
Machinery – 0.5%
AGCO Corp.	18,041	1,965,026
Caterpillar, Inc.	13,946	2,764,794
Volvo AB Class B	88,676	1,579,184
		6,309,004
Road & Rail – 0.4%
Aurizon Holdings Ltd.	775,911	2,176,552
Union Pacific Corp.	12,849	2,920,578
		5,097,130
TOTAL INDUSTRIALS		24,206,559
INFORMATION TECHNOLOGY – 20.6%
Communications Equipment – 1.0%
Cisco Systems, Inc.	282,939	12,836,943
IT Services – 3.8%
International Business Machines Corp.	94,133	12,311,655
The Western Union Co.	544,553	9,268,292
TietoEVRY Oyj	330,696	8,935,643
Visa, Inc. Class A	83,733	17,760,607
		48,276,197
Semiconductors & Semiconductor Equipment – 4.6%
Broadcom, Inc.	27,150	14,538,282
Intel Corp.	305,186	11,081,303
NVIDIA Corp.	102,257	18,572,939
Texas Instruments, Inc.	79,193	14,166,836
		58,359,360
Software – 5.7%
Microsoft Corp.	215,125	60,394,192
Oracle Corp.	160,826	12,518,696
		72,912,888
Technology Hardware, Storage & Peripherals – 5.5%
Apple, Inc.	435,541	70,779,768
TOTAL INFORMATION TECHNOLOGY		263,165,156
MATERIALS – 9.6%
Chemicals – 5.7%
Air Products & Chemicals, Inc.	58,831	14,603,619

	Shares	Value

Dow, Inc.	261,188	$ 13,897,814
Linde PLC	62,949	19,010,598
LyondellBasell Industries N.V. Class A	153,826	13,708,973
Yara International ASA	272,789	11,597,236
		72,818,240
Containers & Packaging – 1.1%
International Paper Co.	318,206	13,609,670
Metals & Mining – 2.8%
BHP Group Ltd.	431,899	11,657,347
Fortescue Metals Group Ltd.	961,716	12,307,710
Newmont Corp.	260,756	11,807,032
		35,772,089
TOTAL MATERIALS		122,199,999
REAL ESTATE – 11.5%
Equity Real Estate Investment Trusts (REITs) – 11.5%
American Tower Corp.	59,470	16,106,260
Crown Castle International Corp.	75,827	13,698,906
Digital Realty Trust, Inc.	85,759	11,358,780
Gaming and Leisure Properties, Inc.	262,649	13,655,121
Iron Mountain, Inc.	255,025	12,366,162
Medical Properties Trust, Inc.	527,783	9,098,979
Omega Healthcare Investors, Inc.	404,807	12,549,017
Prologis, Inc.	95,606	12,673,531
Simon Property Group, Inc.	87,943	9,554,128
SL Green Realty Corp. (a)	157,654	7,827,521
VICI Properties, Inc.	418,322	14,302,429
WP Carey, Inc.	152,653	13,631,913
TOTAL REAL ESTATE		146,822,747
UTILITIES – 11.8%
Electric Utilities – 9.9%
American Electric Power Co., Inc.	221,383	21,819,509
Duke Energy Corp.	200,135	22,000,841
Edison International	313,799	21,266,158
Pinnacle West Capital Corp.	265,875	19,533,836
PPL Corp.	647,945	18,842,241
The Southern Co.	301,160	23,156,192
		126,618,777
Multi-Utilities – 1.9%
Sempra Energy	145,333	24,096,211
TOTAL UTILITIES		150,714,988
TOTAL COMMON STOCKS (Cost $1,222,338,336)		1,274,012,654
Money Market Funds – 1.5%

Fidelity Cash Central Fund, 2.01% (c)	2,742,851	2,743,400
See accompanying notes which are an integral part of the financial statements.
37	Annual Report

Fidelity® High Dividend ETF
Schedule of Investments–continued
Money Market Funds – continued
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 2.01% (c)(d)	16,057,744	$ 16,059,350
TOTAL MONEY MARKET FUNDS (Cost $18,802,750)		18,802,750
TOTAL INVESTMENT IN SECURITIES – 101.2% (Cost $1,241,141,086)		1,292,815,404
NET OTHER ASSETS (LIABILITIES) – (1.2%)		(14,761,209)
NET ASSETS – 100.0%		$1,278,054,195

Legend
(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.
(d)	Investment made with cash collateral received from securities on loan.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME Micro E-mini S&P 500 Index Contracts (United States)	18	September 2022	$3,720,150	$311,911	$311,911
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 2.01%	$3,234,325	$138,498,201	$138,989,126	$ 8,364	$—	$—	$ 2,743,400	0.0%
Fidelity Securities Lending Cash Central Fund, 2.01%	1,661,850	264,332,443	249,934,943	62,843	—	—	$16,059,350	0.0%
Total	$4,896,175	$402,830,644	$388,924,069	$71,207	$—	$—	$18,802,750
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.
See accompanying notes which are an integral part of the financial statements.
Annual Report	38

Investment Valuation
The following is a summary of the inputs used, as of July 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Equities:
Communication Services	$ 30,305,270	$ 30,305,270	$ —	$ —
Consumer Discretionary	55,924,076	55,924,076	—	—
Consumer Staples	1,228,002	1,228,002	—	—
Energy	172,671,706	172,671,706	—	—
Financials	220,367,356	220,367,356	—	—
Health Care	86,406,795	86,406,795	—	—
Industrials	24,206,559	24,206,559	—	—
Information Technology	263,165,156	263,165,156	—	—
Materials	122,199,999	122,199,999	—	—
Real Estate	146,822,747	146,822,747	—	—
Utilities	150,714,988	150,714,988	—	—
Money Market Funds	18,802,750	18,802,750	—	—
Total Investments in Securities:	$ 1,292,815,404	$ 1,292,815,404	$ —	$ —

Derivative Instruments:
Assets
Futures Contracts	$ 311,911	$ 311,911	$ —	$ —
Total Assets	$ 311,911	$ 311,911	—	$ —
Total Derivative Instruments:	$ 311,911	$ 311,911	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$311,911	$0
Total Equity Risk	311,911	0
Total Value of Derivatives	$311,911	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
39	Annual Report

Fidelity® Low Volatility Factor ETF
Schedule of Investments July 31, 2022
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
COMMUNICATION SERVICES – 8.2%
Diversified Telecommunication Services – 1.5%
AT&T, Inc.	158,540	$2,977,381
Verizon Communications, Inc.	81,794	3,778,065
		6,755,446
Entertainment – 0.7%
Activision Blizzard, Inc.	33,893	2,709,745
Warner Bros Discovery, Inc. (a)	38,354	575,310
		3,285,055
Interactive Media & Services – 3.6%
Alphabet, Inc. Class A (a)	137,986	16,050,532
Media – 1.6%
Cable One, Inc.	1,349	1,857,141
Comcast Corp. Class A	89,416	3,354,889
Omnicom Group, Inc.	28,255	1,973,329
		7,185,359
Wireless Telecommunication Services – 0.8%
T-Mobile US, Inc. (a)	22,987	3,288,520
TOTAL COMMUNICATION SERVICES		36,564,912
CONSUMER DISCRETIONARY – 11.3%
Diversified Consumer Services – 0.7%
Service Corp. International	38,673	2,879,592
Hotels, Restaurants & Leisure – 2.2%
Domino's Pizza, Inc.	5,568	2,183,268
McDonald's Corp.	16,810	4,427,250
Starbucks Corp.	36,582	3,101,422
		9,711,940
Household Durables – 0.4%
Garmin Ltd.	20,002	1,952,595
Internet & Direct Marketing Retail – 3.3%
Amazon.com, Inc. (a)	109,837	14,822,503
Multiline Retail – 0.8%
Dollar General Corp.	13,690	3,401,007
Specialty Retail – 3.1%
AutoZone, Inc. (a)	1,356	2,898,301
O'Reilly Automotive, Inc. (a)	4,201	2,955,781
The Home Depot, Inc.	17,588	5,292,933
The TJX Cos., Inc.	45,793	2,800,700
		13,947,715
Textiles, Apparel & Luxury Goods – 0.8%
NIKE, Inc. Class B	29,486	3,388,531
TOTAL CONSUMER DISCRETIONARY		50,103,883
CONSUMER STAPLES – 5.6%
Beverages – 1.0%
PepsiCo, Inc.	25,781	4,510,644
Food & Staples Retailing – 0.9%
Walmart, Inc.	28,885	3,814,264

	Shares	Value

Food Products – 1.0%
Hormel Foods Corp.	43,362	$2,139,481
The Hershey Co.	11,011	2,510,067
		4,649,548
Household Products – 2.7%
Colgate-Palmolive Co.	32,323	2,545,113
Kimberly-Clark Corp.	17,730	2,336,637
The Clorox Co.	12,977	1,840,658
The Procter & Gamble Co.	37,627	5,226,766
		11,949,174
TOTAL CONSUMER STAPLES		24,923,630
ENERGY – 4.1%
Oil, Gas & Consumable Fuels – 4.1%
Cheniere Energy, Inc.	11,944	1,786,584
Chevron Corp.	28,681	4,697,374
Coterra Energy, Inc.	55,877	1,709,277
Exxon Mobil Corp.	58,859	5,705,203
Kinder Morgan, Inc.	83,546	1,502,993
ONEOK, Inc. (b)	22,211	1,326,885
The Williams Cos., Inc.	48,715	1,660,694
TOTAL ENERGY		18,389,010
FINANCIALS – 11.9%
Capital Markets – 3.9%
CME Group, Inc.	17,874	3,565,506
FactSet Research Systems, Inc.	8,472	3,640,249
Houlihan Lokey, Inc.	33,500	2,832,760
Intercontinental Exchange, Inc.	32,474	3,312,023
S&P Global, Inc.	10,764	4,057,274
		17,407,812
Insurance – 8.0%
Arthur J Gallagher & Co.	24,117	4,316,702
Assurant, Inc.	22,893	4,024,131
Brown & Brown, Inc.	53,267	3,467,682
Chubb Ltd.	20,919	3,946,160
Erie Indemnity Co. Class A (b)	18,755	3,814,017
Marsh & McLennan Cos., Inc.	27,648	4,533,166
The Progressive Corp.	37,093	4,267,921
The Travelers Cos., Inc.	22,290	3,537,423
WR Berkley Corp.	59,290	3,707,404
		35,614,606
TOTAL FINANCIALS		53,022,418
HEALTH CARE – 13.6%
Biotechnology – 1.2%
Amgen, Inc.	20,635	5,106,543
Health Care Equipment & Supplies – 4.6%
Abbott Laboratories	44,069	4,796,470
Baxter International, Inc.	43,374	2,544,319

See accompanying notes which are an integral part of the financial statements.
Annual Report	40

Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Health Care Equipment & Supplies – continued
Danaher Corp.	18,091	$ 5,272,984
Medtronic PLC	46,432	4,295,889
ResMed, Inc.	15,370	3,696,792
		20,606,454
Health Care Providers & Services – 2.1%
UnitedHealth Group, Inc.	16,768	9,093,957
Pharmaceuticals – 5.7%
Eli Lilly & Co.	21,861	7,207,353
Johnson & Johnson	47,099	8,219,718
Merck & Co., Inc.	68,445	6,114,876
Zoetis, Inc.	21,353	3,897,990
		25,439,937
TOTAL HEALTH CARE		60,246,891
INDUSTRIALS – 9.4%
Aerospace & Defense – 2.3%
L3Harris Technologies, Inc.	12,517	3,003,705
Lockheed Martin Corp.	8,334	3,448,693
Northrop Grumman Corp.	7,546	3,613,779
		10,066,177
Air Freight & Logistics – 0.6%
CH Robinson Worldwide, Inc.	26,239	2,904,657
Commercial Services & Supplies – 2.0%
Republic Services, Inc.	19,749	2,738,397
Rollins, Inc.	74,865	2,887,543
Waste Management, Inc.	19,313	3,178,147
		8,804,087
Industrial Conglomerates – 0.6%
3M Co.	19,700	2,821,828
Machinery – 2.1%
Graco, Inc.	32,450	2,179,342
Otis Worldwide Corp.	31,731	2,480,412
PACCAR, Inc.	27,178	2,487,331
The Toro Co.	24,150	2,076,658
		9,223,743
Professional Services – 1.8%
Booz Allen Hamilton Holding Corp.	30,497	2,927,102
Exponent, Inc.	24,644	2,476,475
Verisk Analytics, Inc.	13,023	2,477,626
		7,881,203
TOTAL INDUSTRIALS		41,701,695
INFORMATION TECHNOLOGY – 27.2%
IT Services – 14.6%
Akamai Technologies, Inc. (a)	46,758	4,499,055
Amdocs Ltd.	68,277	5,944,196
Automatic Data Processing, Inc.	29,652	7,149,690

	Shares	Value

Concentrix Corp.	26,275	$ 3,514,544
Fiserv, Inc. (a)	54,890	5,800,775
Jack Henry & Associates, Inc.	31,680	6,582,154
Mastercard, Inc. Class A	22,500	7,960,275
Maximus, Inc.	68,531	4,581,297
Paychex, Inc.	46,830	6,007,352
VeriSign, Inc. (a)	24,635	4,659,957
Visa, Inc. Class A	40,212	8,529,367
		65,228,662
Semiconductors & Semiconductor Equipment – 2.8%
Intel Corp.	150,333	5,458,591
Texas Instruments, Inc.	39,252	7,021,791
		12,480,382
Software – 9.8%
Citrix Systems, Inc.	51,781	5,251,111
Microsoft Corp.	97,408	27,346,322
Oracle Corp.	80,200	6,242,768
Tyler Technologies, Inc. (a)	11,618	4,635,582
		43,475,783
TOTAL INFORMATION TECHNOLOGY		121,184,827
MATERIALS – 2.5%
Chemicals – 1.3%
Air Products & Chemicals, Inc.	5,132	1,273,917
Balchem Corp.	5,895	800,305
Ecolab, Inc.	6,770	1,118,201
Linde PLC	7,971	2,407,242
		5,599,665
Construction Materials – 0.4%
Martin Marietta Materials, Inc.	2,749	967,868
Vulcan Materials Co.	5,610	927,501
		1,895,369
Containers & Packaging – 0.6%
AptarGroup, Inc.	7,445	802,273
Ball Corp.	11,805	866,723
Packaging Corp. of America	6,257	879,797
		2,548,793
Metals & Mining – 0.2%
Newmont Corp.	21,094	955,136
TOTAL MATERIALS		10,998,963
REAL ESTATE – 3.2%
Equity Real Estate Investment Trusts (REITs) – 3.2%
Agree Realty Corp.	10,087	802,824
American Tower Corp.	7,247	1,962,705
Crown Castle International Corp.	7,903	1,427,756
CubeSmart	13,871	636,263
Digital Realty Trust, Inc.	7,089	938,938
Equinix, Inc.	1,798	1,265,324
Equity Lifestyle Properties, Inc.	9,423	692,779
See accompanying notes which are an integral part of the financial statements.
41	Annual Report

Fidelity® Low Volatility Factor ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
Essex Property Trust, Inc.	2,503	$ 717,185
Extra Space Storage, Inc.	4,346	823,654
Medical Properties Trust, Inc.	33,269	573,558
Mid-America Apartment Communities, Inc.	4,029	748,306
Prologis, Inc.	11,716	1,553,073
Public Storage	3,254	1,062,138
Realty Income Corp.	14,731	1,089,947
TOTAL REAL ESTATE		14,294,450
UTILITIES – 2.7%
Electric Utilities – 1.4%
American Electric Power Co., Inc.	16,475	1,623,776
Duke Energy Corp.	17,711	1,946,970
Eversource Energy	15,032	1,326,123
Xcel Energy, Inc.	20,156	1,475,016
		6,371,885
Multi-Utilities – 1.3%
Ameren Corp.	14,118	1,314,668
CMS Energy Corp.	18,568	1,276,179
Consolidated Edison, Inc.	15,279	1,516,746
WEC Energy Group, Inc.	13,824	1,435,070
		5,542,663
TOTAL UTILITIES		11,914,548
TOTAL COMMON STOCKS (Cost $431,452,966)		443,345,227
Money Market Funds – 0.6%
	Shares	Value
Fidelity Cash Central Fund, 2.01% (c)	1,126,573	$ 1,126,798
Fidelity Securities Lending Cash Central Fund, 2.01% (c)(d)	1,748,486	1,748,660
TOTAL MONEY MARKET FUNDS (Cost $2,875,458)		2,875,458
TOTAL INVESTMENT IN SECURITIES – 100.3% (Cost $434,328,424)		446,220,685
NET OTHER ASSETS (LIABILITIES) – (0.3%)		(1,357,925)
NET ASSETS – 100.0%		$ 444,862,760

Legend
(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.
(d)	Investment made with cash collateral received from securities on loan.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini S&P 500 Index Contracts (United States)	70	September 2022	$1,446,725	$114,995	$114,995
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 2.01%	$ 556,788	$13,938,955	$13,368,945	$2,800	$—	$—	$1,126,798	0.0%
Fidelity Securities Lending Cash Central Fund, 2.01%	940,440	37,473,784	36,665,564	1,790	—	—	$1,748,660	0.0%
Total	$1,497,228	$51,412,739	$50,034,509	$4,590	$—	$—	$2,875,458
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.
See accompanying notes which are an integral part of the financial statements.
Annual Report	42

Investment Valuation
The following is a summary of the inputs used, as of July 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$ 36,564,912	$ 36,564,912	$ —	$ —
Consumer Discretionary	50,103,883	50,103,883	—	—
Consumer Staples	24,923,630	24,923,630	—	—
Energy	18,389,010	18,389,010	—	—
Financials	53,022,418	53,022,418	—	—
Health Care	60,246,891	60,246,891	—	—
Industrials	41,701,695	41,701,695	—	—
Information Technology	121,184,827	121,184,827	—	—
Materials	10,998,963	10,998,963	—	—
Real Estate	14,294,450	14,294,450	—	—
Utilities	11,914,548	11,914,548	—	—
Money Market Funds	2,875,458	2,875,458	—	—
Total Investments in Securities:	$ 446,220,685	$ 446,220,685	$ —	$ —
Derivative Instruments:
Assets
Futures Contracts	$ 114,995	$ 114,995	$ —	$ —
Total Assets	$ 114,995	$ 114,995	$ —	$ —
Total Derivative Instruments:	$ 114,995	$ 114,995	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$114,995	$0
Total Equity Risk	114,995	0
Total Value of Derivatives	$114,995	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
43	Annual Report

Fidelity® Momentum Factor ETF
Schedule of Investments July 31, 2022
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
COMMUNICATION SERVICES – 8.3%
Entertainment – 1.2%
AMC Entertainment Holdings, Inc. Class A (a)(b)	48,124	$700,686
Live Nation Entertainment, Inc. (a)	7,595	713,854
		1,414,540
Interactive Media & Services – 4.5%
Alphabet, Inc. Class A (a)	40,371	4,695,955
ZoomInfo Technologies, Inc. Class A (a)	14,698	556,907
		5,252,862
Media – 2.6%
Fox Corp. Class A	20,073	664,617
Liberty Media Corp-Liberty Formula One Class A (a)	13,525	838,415
Nexstar Media Group, Inc. Class A	4,313	812,440
The Interpublic Group of Cos., Inc.	21,818	651,703
		2,967,175
TOTAL COMMUNICATION SERVICES		9,634,577
CONSUMER DISCRETIONARY – 11.7%
Automobiles – 2.4%
Tesla, Inc. (a)	3,081	2,746,557
Hotels, Restaurants & Leisure – 1.9%
Hilton Worldwide Holdings, Inc.	4,247	543,913
Marriott International, Inc. Class A	3,697	587,158
McDonald's Corp.	4,285	1,128,540
		2,259,611
Internet & Direct Marketing Retail – 3.5%
Amazon.com, Inc. (a)	30,491	4,114,761
Multiline Retail – 0.9%
Dollar Tree, Inc. (a)	3,842	635,313
Macy's, Inc.	22,394	395,254
		1,030,567
Specialty Retail – 3.0%
AutoZone, Inc. (a)	320	683,965
Murphy USA, Inc.	2,198	625,023
O'Reilly Automotive, Inc. (a)	1,048	737,362
The Home Depot, Inc.	4,823	1,451,434
		3,497,784
TOTAL CONSUMER DISCRETIONARY		13,649,280
CONSUMER STAPLES – 6.1%
Beverages – 2.1%
PepsiCo, Inc.	6,919	1,210,548
The Coca-Cola Co.	18,976	1,217,690
		2,428,238
Food & Staples Retailing – 1.9%
BJ's Wholesale Club Holdings, Inc. (a)	7,942	537,673
Costco Wholesale Corp.	2,240	1,212,512

	Shares	Value

The Kroger Co.	10,842	$ 503,503
		2,253,688
Food Products – 0.9%
Bunge Ltd.	4,568	421,763
The Hershey Co.	2,562	584,034
		1,005,797
Household Products – 1.2%
The Procter & Gamble Co.	10,229	1,420,910
TOTAL CONSUMER STAPLES		7,108,633
ENERGY – 4.4%
Oil, Gas & Consumable Fuels – 4.4%
APA Corp.	8,369	311,076
Chevron Corp.	7,556	1,237,522
ConocoPhillips	6,806	663,108
Devon Energy Corp.	6,356	399,475
Exxon Mobil Corp.	15,950	1,546,033
Marathon Oil Corp.	13,190	327,112
SM Energy Co.	8,314	343,202
Targa Resources Corp.	4,710	325,508
TOTAL ENERGY		5,153,036
FINANCIALS – 11.1%
Banks – 1.0%
Wells Fargo & Co.	25,883	1,135,487
Capital Markets – 3.5%
Ameriprise Financial, Inc.	2,693	726,894
Ares Management Corp. Class A	9,748	698,444
Blackstone, Inc. Class A	8,196	836,566
CME Group, Inc.	4,070	811,884
The Charles Schwab Corp.	13,644	942,118
		4,015,906
Consumer Finance – 0.7%
American Express Co.	5,576	858,816
Diversified Financial Services – 1.9%
Berkshire Hathaway, Inc. Class B (a)	7,467	2,244,580
Insurance – 4.0%
American International Group, Inc.	12,778	661,517
Aon PLC Class A	2,873	836,158
Brown & Brown, Inc.	11,554	752,165
Chubb Ltd.	4,360	822,471
Marsh & McLennan Cos., Inc.	5,475	897,681
The Travelers Cos., Inc.	4,440	704,628
		4,674,620
TOTAL FINANCIALS		12,929,409
HEALTH CARE – 14.4%
Biotechnology – 2.2%
AbbVie, Inc.	10,984	1,576,314

See accompanying notes which are an integral part of the financial statements.
Annual Report	44

Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Biotechnology – continued
Regeneron Pharmaceuticals, Inc. (a)	1,676	$ 974,912
		2,551,226
Health Care Equipment & Supplies – 0.9%
Lantheus Holdings, Inc. (a)	13,758	1,055,514
Health Care Providers & Services – 6.1%
Centene Corp. (a)	11,993	1,114,989
CVS Health Corp.	12,812	1,225,852
Elevance Health, Inc.	2,437	1,162,693
McKesson Corp.	3,203	1,094,081
UnitedHealth Group, Inc.	4,564	2,475,240
		7,072,855
Life Sciences Tools & Services – 1.4%
Thermo Fisher Scientific, Inc.	2,755	1,648,620
Pharmaceuticals – 3.8%
Eli Lilly & Co.	5,340	1,760,544
Intra-Cellular Therapies, Inc. (a)	18,116	980,438
Pfizer, Inc.	34,684	1,751,889
		4,492,871
TOTAL HEALTH CARE		16,821,086
INDUSTRIALS – 8.3%
Aerospace & Defense – 2.6%
General Dynamics Corp.	2,774	628,782
Lockheed Martin Corp.	1,849	765,135
Northrop Grumman Corp.	1,506	721,223
Raytheon Technologies Corp.	9,632	897,799
		3,012,939
Building Products – 1.0%
Builders FirstSource, Inc. (a)	8,147	553,996
Carlisle Cos., Inc.	2,060	609,966
		1,163,962
Commercial Services & Supplies – 1.1%
Cintas Corp.	1,553	660,786
Republic Services, Inc.	4,454	617,591
		1,278,377
Machinery – 1.0%
Deere & Co.	2,137	733,376
Evoqua Water Technologies Corp. (a)	12,764	486,436
		1,219,812
Professional Services – 0.9%
KBR, Inc.	10,991	585,051
Robert Half International, Inc.	5,384	426,090
		1,011,141
Road & Rail – 1.7%
Avis Budget Group, Inc. (a)(b)	1,944	353,866
CSX Corp.	21,027	679,803

	Shares	Value

Union Pacific Corp.	4,055	$ 921,702
		1,955,371
TOTAL INDUSTRIALS		9,641,602
INFORMATION TECHNOLOGY – 26.6%
Communications Equipment – 1.5%
Arista Networks, Inc. (a)	8,197	956,016
Juniper Networks, Inc.	27,264	764,210
		1,720,226
IT Services – 2.8%
Accenture PLC Class A	4,679	1,432,991
Cognizant Technology Solutions Corp. Class A	12,919	877,975
Paychex, Inc.	7,664	983,138
		3,294,104
Semiconductors & Semiconductor Equipment – 5.9%
Advanced Micro Devices, Inc. (a)	13,776	1,301,419
Broadcom, Inc.	2,670	1,429,731
Marvell Technology, Inc.	16,851	938,264
NVIDIA Corp.	11,887	2,159,036
ON Semiconductor Corp. (a)	16,413	1,096,060
		6,924,510
Software – 8.5%
Datadog, Inc. Class A (a)	8,235	840,052
Fortinet, Inc. (a)	16,700	996,155
Microsoft Corp.	25,361	7,119,847
Palo Alto Networks, Inc. (a)	1,870	933,317
		9,889,371
Technology Hardware, Storage & Peripherals – 7.9%
Apple, Inc.	51,545	8,376,578
Pure Storage, Inc. Class A (a)	30,893	875,817
		9,252,395
TOTAL INFORMATION TECHNOLOGY		31,080,606
MATERIALS – 2.7%
Chemicals – 1.5%
Albemarle Corp.	1,219	297,814
CF Industries Holdings, Inc.	2,696	257,441
Corteva, Inc.	5,724	329,416
Linde PLC	2,186	660,172
The Mosaic Co.	4,294	226,122
		1,770,965
Metals & Mining – 1.2%
Alcoa Corp.	3,801	193,433
Cleveland-Cliffs, Inc. (a)	9,673	171,309
Freeport-McMoRan, Inc.	9,583	302,344
Nucor Corp.	2,275	308,945
Steel Dynamics, Inc.	3,096	241,116
See accompanying notes which are an integral part of the financial statements.
45	Annual Report

Fidelity® Momentum Factor ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
MATERIALS – continued
Metals & Mining – continued
United States Steel Corp.	8,191	$ 193,717
		1,410,864
TOTAL MATERIALS		3,181,829
REAL ESTATE – 3.3%
Equity Real Estate Investment Trusts (REITs) – 3.3%
AvalonBay Communities, Inc.	1,368	292,670
Camden Property Trust	1,675	236,343
Duke Realty Corp.	5,184	324,311
Equity Residential	3,674	288,005
Extra Space Storage, Inc.	1,488	282,006
Independence Realty Trust, Inc.	9,358	207,748
Iron Mountain, Inc.	4,649	225,430
Kimco Realty Corp.	10,377	229,435
Life Storage, Inc.	1,881	236,799
Mid-America Apartment Communities, Inc.	1,451	269,494
Prologis, Inc.	3,631	481,325
Public Storage	1,045	341,098
Rexford Industrial Realty, Inc.	3,280	214,545
UDR, Inc.	4,973	240,693
TOTAL REAL ESTATE		3,869,902
UTILITIES – 2.9%
Electric Utilities – 1.7%
Edison International	5,361	363,315
Exelon Corp.	9,123	424,128
FirstEnergy Corp.	8,549	351,364
NextEra Energy, Inc.	9,900	836,451
		1,975,258
Gas Utilities – 0.3%
National Fuel Gas Co.	4,353	314,896
Independent Power and Renewable Electricity Producers – 0.3%
Vistra Corp.	12,891	333,232

	Shares	Value

Multi-Utilities – 0.6%
CenterPoint Energy, Inc.	11,281	$357,495
Consolidated Edison, Inc.	4,195	416,438
		773,933
TOTAL UTILITIES		3,397,319
TOTAL COMMON STOCKS (Cost $109,660,524)		116,467,279
Money Market Funds – 1.0%

Fidelity Cash Central Fund, 2.01% (c)	180,244	180,280
Fidelity Securities Lending Cash Central Fund, 2.01% (c)(d)	1,004,750	1,004,850
TOTAL MONEY MARKET FUNDS (Cost $1,185,130)		1,185,130
TOTAL INVESTMENT IN SECURITIES – 100.8% (Cost $110,845,654)		117,652,409
NET OTHER ASSETS (LIABILITIES) – (0.8%)		(904,040)
NET ASSETS – 100.0%		$ 116,748,369

Legend
(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.
(d)	Investment made with cash collateral received from securities on loan.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini S&P 500 Index Contracts (United States)	10	September 2022	$206,675	$17,618	$17,618
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
See accompanying notes which are an integral part of the financial statements.
Annual Report	46

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 2.01%	$425,440	$ 2,411,776	$ 2,656,936	$ 642	$—	$—	$ 180,280	0.0%
Fidelity Securities Lending Cash Central Fund, 2.01%	—	18,895,143	17,890,293	9,717	—	—	$1,004,850	0.0%
Total	$425,440	$21,306,919	$20,547,229	$10,359	$—	$—	$1,185,130
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.
Investment Valuation
The following is a summary of the inputs used, as of July 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Equities:
Communication Services	$ 9,634,577	$ 9,634,577	$ —	$ —
Consumer Discretionary	13,649,280	13,649,280	—	—
Consumer Staples	7,108,633	7,108,633	—	—
Energy	5,153,036	5,153,036	—	—
Financials	12,929,409	12,929,409	—	—
Health Care	16,821,086	16,821,086	—	—
Industrials	9,641,602	9,641,602	—	—
Information Technology	31,080,606	31,080,606	—	—
Materials	3,181,829	3,181,829	—	—
Real Estate	3,869,902	3,869,902	—	—
Utilities	3,397,319	3,397,319	—	—
Money Market Funds	1,185,130	1,185,130	—	—
Total Investments in Securities:	$ 117,652,409	$ 117,652,409	$ —	$ —

Derivative Instruments:
Assets
Futures Contracts	$ 17,618	$ 17,618	$ —	$ —
Total Assets	$ 17,618	$ 17,618	—	$ —
Total Derivative Instruments:	$ 17,618	$ 17,618	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$17,618	$0
Total Equity Risk	17,618	0
Total Value of Derivatives	$17,618	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
47	Annual Report

Fidelity® Quality Factor ETF
Schedule of Investments July 31, 2022
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
COMMUNICATION SERVICES – 8.0%
Diversified Telecommunication Services – 0.8%
Verizon Communications, Inc.	46,521	$ 2,148,805
Entertainment – 0.5%
Activision Blizzard, Inc.	17,824	1,425,029
Interactive Media & Services – 5.6%
Alphabet, Inc. Class A (a)	85,671	9,965,251
Match Group, Inc. (a)	10,759	788,742
Meta Platforms, Inc. Class A (a)	20,237	3,219,706
ZoomInfo Technologies, Inc. Class A (a)	22,202	841,234
		14,814,933
Media – 1.1%
Comcast Corp. Class A	50,908	1,910,068
Sirius XM Holdings, Inc. (b)	154,592	1,032,675
		2,942,743
TOTAL COMMUNICATION SERVICES		21,331,510
CONSUMER DISCRETIONARY – 11.2%
Distributors – 0.6%
Pool Corp.	4,745	1,697,286
Hotels, Restaurants & Leisure – 3.8%
Domino's Pizza, Inc.	4,864	1,907,223
McDonald's Corp.	12,937	3,407,218
Starbucks Corp.	29,373	2,490,243
Yum! Brands, Inc.	18,337	2,247,016
		10,051,700
Multiline Retail – 0.8%
Target Corp.	12,925	2,111,686
Specialty Retail – 5.0%
AutoZone, Inc. (a)	1,152	2,462,273
Lowe's Cos., Inc.	13,455	2,577,036
O'Reilly Automotive, Inc. (a)	3,560	2,504,781
The Home Depot, Inc.	12,786	3,847,819
Williams-Sonoma, Inc. (b)	13,186	1,904,322
		13,296,231
Textiles, Apparel & Luxury Goods – 1.0%
NIKE, Inc. Class B	22,781	2,617,993
TOTAL CONSUMER DISCRETIONARY		29,774,896
CONSUMER STAPLES – 6.1%
Beverages – 2.3%
Brown-Forman Corp. Class B	19,348	1,436,008
Monster Beverage Corp. (a)	16,864	1,679,992
The Coca-Cola Co.	46,407	2,977,937
		6,093,937
Food Products – 0.6%
The Hershey Co.	7,029	1,602,331
Household Products – 1.8%
Kimberly-Clark Corp.	11,315	1,491,204

	Shares	Value

The Procter & Gamble Co.	23,946	$ 3,326,339
		4,817,543
Tobacco – 1.4%
Altria Group, Inc.	36,914	1,619,048
Philip Morris International, Inc.	22,444	2,180,435
		3,799,483
TOTAL CONSUMER STAPLES		16,313,294
ENERGY – 4.3%
Oil, Gas & Consumable Fuels – 4.3%
APA Corp.	35,815	1,331,244
ConocoPhillips	21,636	2,107,995
Coterra Energy, Inc.	55,715	1,704,322
DT Midstream, Inc.	22,876	1,258,866
EOG Resources, Inc.	14,279	1,588,110
Kinder Morgan, Inc.	79,947	1,438,247
Texas Pacific Land Corp.	1,098	2,013,567
TOTAL ENERGY		11,442,351
FINANCIALS – 10.7%
Banks – 2.5%
East West Bancorp, Inc.	23,045	1,654,170
SVB Financial Group (a)	3,554	1,434,217
US Bancorp	41,231	1,946,103
Western Alliance Bancorp	20,451	1,562,047
		6,596,537
Capital Markets – 4.8%
Blackstone, Inc. Class A	18,810	1,919,937
CME Group, Inc.	10,309	2,056,439
Coinbase Global, Inc. Class A (a)(b)	10,661	671,216
Moody's Corp.	6,671	2,069,678
MSCI, Inc.	4,070	1,959,054
S&P Global, Inc.	6,228	2,347,520
SEI Investments Co.	32,864	1,819,351
		12,843,195
Consumer Finance – 0.7%
Discover Financial Services	18,349	1,853,249
Diversified Financial Services – 2.1%
Berkshire Hathaway, Inc. Class B (a)	18,458	5,548,475
Mortgage Real Estate Investment Trusts (REITs) – 0.6%
AGNC Investment Corp.	137,034	1,727,999
TOTAL FINANCIALS		28,569,455
HEALTH CARE – 13.8%
Biotechnology – 4.7%
AbbVie, Inc.	27,920	4,006,799
Amgen, Inc.	13,820	3,420,035
Moderna, Inc. (a)	16,054	2,634,301

See accompanying notes which are an integral part of the financial statements.
Annual Report	48

Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Biotechnology – continued
Regeneron Pharmaceuticals, Inc. (a)	4,327	$ 2,516,973
		12,578,108
Health Care Equipment & Supplies – 0.7%
IDEXX Laboratories, Inc. (a)	4,731	1,888,521
Health Care Providers & Services – 2.3%
UnitedHealth Group, Inc.	10,980	5,954,893
Life Sciences Tools & Services – 1.6%
Bio-Rad Laboratories, Inc. Class A (a)	3,743	2,108,282
Mettler-Toledo International, Inc. (a)	1,653	2,231,104
		4,339,386
Pharmaceuticals – 4.5%
Johnson & Johnson	30,845	5,383,069
Pfizer, Inc.	80,078	4,044,740
Zoetis, Inc.	14,358	2,621,053
		12,048,862
TOTAL HEALTH CARE		36,809,770
INDUSTRIALS – 8.3%
Aerospace & Defense – 0.7%
Lockheed Martin Corp.	4,833	1,999,944
Air Freight & Logistics – 0.5%
Expeditors International of Washington, Inc.	12,257	1,302,306
Commercial Services & Supplies – 1.1%
Cintas Corp.	3,801	1,617,287
Copart, Inc. (a)	11,056	1,416,274
		3,033,561
Electrical Equipment – 0.5%
Atkore, Inc. (a)	12,327	1,223,701
Industrial Conglomerates – 1.4%
3M Co.	11,419	1,635,657
Honeywell International, Inc.	11,110	2,138,231
		3,773,888
Machinery – 1.1%
Illinois Tool Works, Inc.	7,050	1,464,708
Otis Worldwide Corp.	17,957	1,403,699
		2,868,407
Professional Services – 0.5%
Verisk Analytics, Inc.	7,358	1,399,860
Road & Rail – 2.0%
CSX Corp.	50,711	1,639,487
Norfolk Southern Corp.	6,126	1,538,667
Union Pacific Corp.	9,416	2,140,257
		5,318,411

	Shares	Value

Trading Companies & Distributors – 0.5%
Fastenal Co.	25,787	$ 1,324,420
TOTAL INDUSTRIALS		22,244,498
INFORMATION TECHNOLOGY – 28.4%
Communications Equipment – 1.0%
Cisco Systems, Inc.	59,004	2,677,012
IT Services – 5.2%
Automatic Data Processing, Inc.	11,030	2,659,554
Mastercard, Inc. Class A	10,189	3,604,766
Paychex, Inc.	16,276	2,087,885
VeriSign, Inc. (a)	8,323	1,574,379
Visa, Inc. Class A	18,629	3,951,397
		13,877,981
Semiconductors & Semiconductor Equipment – 7.0%
Applied Materials, Inc.	18,407	1,950,774
Broadcom, Inc.	5,681	3,042,062
KLA Corp.	5,514	2,114,840
Lam Research Corp.	3,802	1,902,939
NVIDIA Corp.	23,980	4,355,487
QUALCOMM, Inc.	16,963	2,460,653
Texas Instruments, Inc.	15,816	2,829,324
		18,656,079
Software – 8.1%
Adobe, Inc. (a)	6,512	2,670,701
Fair Isaac Corp. (a)	3,569	1,648,985
Microsoft Corp.	56,567	15,880,620
Roper Technologies, Inc.	3,390	1,480,311
		21,680,617
Technology Hardware, Storage & Peripherals – 7.1%
Apple, Inc.	115,575	18,782,093
TOTAL INFORMATION TECHNOLOGY		75,673,782
MATERIALS – 2.7%
Chemicals – 1.5%
Celanese Corp.	3,672	431,496
CF Industries Holdings, Inc.	7,826	747,305
Ecolab, Inc.	4,171	688,924
Linde PLC	4,985	1,505,470
The Sherwin-Williams Co.	3,267	790,418
		4,163,613
Construction Materials – 0.2%
Eagle Materials, Inc.	3,544	448,139
Metals & Mining – 0.8%
Freeport-McMoRan, Inc.	22,249	701,956
Newmont Corp.	13,003	588,776
Nucor Corp.	6,118	830,824
		2,121,556
See accompanying notes which are an integral part of the financial statements.
49	Annual Report

Fidelity® Quality Factor ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
MATERIALS – continued
Paper & Forest Products – 0.2%
Louisiana-Pacific Corp.	7,406	$ 471,244
TOTAL MATERIALS		7,204,552
REAL ESTATE – 3.5%
Equity Real Estate Investment Trusts (REITs) – 3.5%
American Tower Corp.	4,678	1,266,943
AvalonBay Communities, Inc.	2,537	542,766
Duke Realty Corp.	9,340	584,310
Equity Residential	6,657	521,842
Essex Property Trust, Inc.	1,646	471,628
Extra Space Storage, Inc.	2,852	540,511
Gaming and Leisure Properties, Inc.	10,526	547,247
Prologis, Inc.	7,561	1,002,286
Public Storage	2,117	691,010
Realty Income Corp.	9,623	712,006
SBA Communications Corp.	1,973	662,514
Simon Property Group, Inc.	4,961	538,963
VICI Properties, Inc.	18,293	625,438
WP Carey, Inc.	6,430	574,199
TOTAL REAL ESTATE		9,281,663
UTILITIES – 2.8%
Electric Utilities – 1.5%
FirstEnergy Corp.	19,614	806,136
IDACORP, Inc.	6,579	735,006
NextEra Energy, Inc.	22,278	1,882,268
NRG Energy, Inc.	18,868	712,267
		4,135,677
Gas Utilities – 0.6%
National Fuel Gas Co.	11,652	842,906
UGI Corp.	16,991	733,331
		1,576,237

	Shares	Value

Independent Power and Renewable Electricity Producers – 0.3%
The AES Corp.	35,687	$ 792,965
Multi-Utilities – 0.4%
WEC Energy Group, Inc.	9,229	958,062
TOTAL UTILITIES		7,462,941
TOTAL COMMON STOCKS (Cost $263,912,490)		266,108,712
Money Market Funds – 1.4%

Fidelity Cash Central Fund, 2.01% (c)	291,622	291,681
Fidelity Securities Lending Cash Central Fund, 2.01% (c)(d)	3,523,923	3,524,275
TOTAL MONEY MARKET FUNDS (Cost $3,815,956)		3,815,956
TOTAL INVESTMENT IN SECURITIES – 101.2% (Cost $267,728,446)		269,924,668
NET OTHER ASSETS (LIABILITIES) – (1.2%)		(3,210,859)
NET ASSETS – 100.0%		$ 266,713,809

Legend
(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.
(d)	Investment made with cash collateral received from securities on loan.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini S&P 500 Index Contracts (United States)	17	September 2022	$351,348	$33,125	$33,125
The notional amount of futures purchased as a percentage of Net Assets is 0.1%
Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
See accompanying notes which are an integral part of the financial statements.
Annual Report	50

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 2.01%	$ 175,551	$ 8,301,763	$ 8,185,632	$ 1,472	$—	$ (1)	$ 291,681	0.0%
Fidelity Securities Lending Cash Central Fund, 2.01%	1,454,475	34,290,590	32,220,790	26,297	—	—	$3,524,275	0.0%
Total	$1,630,026	$42,592,353	$40,406,422	$27,769	$—	$ (1)	$3,815,956
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.
Investment Valuation
The following is a summary of the inputs used, as of July 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Equities:
Communication Services	$ 21,331,510	$ 21,331,510	$ —	$ —
Consumer Discretionary	29,774,896	29,774,896	—	—
Consumer Staples	16,313,294	16,313,294	—	—
Energy	11,442,351	11,442,351	—	—
Financials	28,569,455	28,569,455	—	—
Health Care	36,809,770	36,809,770	—	—
Industrials	22,244,498	22,244,498	—	—
Information Technology	75,673,782	75,673,782	—	—
Materials	7,204,552	7,204,552	—	—
Real Estate	9,281,663	9,281,663	—	—
Utilities	7,462,941	7,462,941	—	—
Money Market Funds	3,815,956	3,815,956	—	—
Total Investments in Securities:	$ 269,924,668	$ 269,924,668	$ —	$ —

Derivative Instruments:
Assets
Futures Contracts	$ 33,125	$ 33,125	$ —	$ —
Total Assets	$ 33,125	$ 33,125	—	$ —
Total Derivative Instruments:	$ 33,125	$ 33,125	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$33,125	$0
Total Equity Risk	33,125	0
Total Value of Derivatives	$33,125	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
51	Annual Report

Fidelity® Small-Mid Multifactor ETF
Schedule of Investments July 31, 2022
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
COMMUNICATION SERVICES – 2.9%
Diversified Telecommunication Services – 0.5%
Cogent Communications Holdings, Inc.	1,628	$ 103,883
EchoStar Corp. Class A (a)	3,270	64,615
Lumen Technologies, Inc.	17,012	185,261
		353,759
Entertainment – 0.1%
Sciplay Corp. Class A (a)	5,767	78,662
Interactive Media & Services – 0.3%
Cargurus, Inc. (a)	3,180	77,242
Shutterstock, Inc.	1,059	59,833
Ziff Davis, Inc. (a)	1,285	105,229
		242,304
Media – 2.0%
AMC Networks, Inc. Class A (a)	2,058	62,810
Cable One, Inc.	106	145,928
DISH Network Corp. Class A (a)	5,372	93,312
Entravision Communications Corp. Class A	12,549	67,263
John Wiley & Sons, Inc. Class A	1,883	98,330
News Corp. Class A	9,533	163,396
Nexstar Media Group, Inc. Class A	916	172,547
Scholastic Corp.	2,078	97,811
Sirius XM Holdings, Inc. (b)	21,764	145,384
TechTarget, Inc. (a)	1,178	76,794
TEGNA, Inc.	6,209	130,016
The New York Times Co. Class A	3,751	119,844
Thryv Holdings, Inc. (a)	2,441	59,414
		1,432,849
TOTAL COMMUNICATION SERVICES		2,107,574
CONSUMER DISCRETIONARY – 12.5%
Auto Components – 1.4%
Autoliv, Inc.	1,670	143,620
BorgWarner, Inc.	4,563	175,493
Dorman Products, Inc. (a)	1,094	110,592
Fox Factory Holding Corp. (a)	1,069	101,192
Gentex Corp.	5,167	145,813
Gentherm, Inc. (a)	1,185	76,504
Lear Corp.	1,161	175,473
Standard Motor Products, Inc.	1,704	77,941
		1,006,628
Automobiles – 0.3%
Harley-Davidson, Inc.	3,853	145,682
Winnebago Industries, Inc.	1,464	88,382
		234,064
Diversified Consumer Services – 1.5%
Carriage Services, Inc.	1,598	57,976
Frontdoor, Inc. (a)	2,979	79,748
Graham Holdings Co. Class B	170	101,063
Grand Canyon Education, Inc. (a)	1,387	133,249

	Shares	Value

H&R Block, Inc.	5,099	$ 203,756
Laureate Education, Inc. Class A	6,867	81,305
Perdoceo Education Corp. (a)	7,346	100,640
Service Corp. International	3,173	236,262
Stride, Inc. (a)	2,488	111,164
		1,105,163
Hotels, Restaurants & Leisure – 2.0%
Boyd Gaming Corp.	2,186	121,345
Choice Hotels International, Inc.	894	108,058
Churchill Downs, Inc.	774	162,385
Papa John's International, Inc.	968	92,821
Planet Fitness, Inc. Class A (a)	1,855	146,193
Red Rock Resorts, Inc. Class A	2,169	85,307
Texas Roadhouse, Inc.	1,660	144,785
The Wendy's Co.	5,258	110,576
Vail Resorts, Inc.	758	179,744
Wingstop, Inc.	831	104,856
Wyndham Hotels & Resorts, Inc.	2,000	138,820
		1,394,890
Household Durables – 2.1%
Cavco Industries, Inc. (a)	355	91,515
Century Communities, Inc.	1,449	74,145
Ethan Allen Interiors, Inc.	3,011	69,223
Helen of Troy Ltd. (a)	640	85,626
KB Home	2,722	88,846
Meritage Homes Corp. (a)	1,157	102,163
Mohawk Industries, Inc. (a)	1,137	146,082
Skyline Champion Corp. (a)	1,633	103,369
Taylor Morrison Home Corp. (a)	3,775	108,343
Tempur Sealy International, Inc.	4,176	114,756
Toll Brothers, Inc.	2,622	128,950
TopBuild Corp. (a)	714	151,168
Tri Pointe Homes, Inc. (a)	4,258	78,858
Whirlpool Corp.	1,096	189,466
		1,532,510
Leisure Products – 0.9%
Acushnet Holdings Corp.	1,936	94,341
Brunswick Corp.	1,728	138,447
Hasbro, Inc.	2,359	185,701
Smith & Wesson Brands, Inc.	4,637	67,468
Sturm Ruger & Co., Inc.	1,271	84,051
Vista Outdoor, Inc. (a)	2,457	73,956
		643,964
Multiline Retail – 0.4%
Dillard's, Inc. Class A (b)	327	74,343
Kohl's Corp.	3,061	89,198
Macy's, Inc.	6,626	116,949
		280,490
Specialty Retail – 2.7%
Academy Sports & Outdoors, Inc.	2,958	127,283

See accompanying notes which are an integral part of the financial statements.
Annual Report	52

Common Stocks – continued
	Shares	Value
CONSUMER DISCRETIONARY – continued
Specialty Retail – continued
Asbury Automotive Group, Inc. (a)	713	$ 122,379
AutoNation, Inc. (a)	1,141	135,482
Boot Barn Holdings, Inc. (a)	1,172	73,016
Dick's Sporting Goods, Inc.	1,433	134,115
Foot Locker, Inc.	2,766	78,471
Group 1 Automotive, Inc.	637	112,698
Lithia Motors, Inc.	621	164,739
MarineMax, Inc. (a)	1,750	71,470
Murphy USA, Inc.	663	188,531
Penske Automotive Group, Inc.	1,065	121,932
Sally Beauty Holdings, Inc. (a)	5,431	69,408
Shoe Carnival, Inc.	2,336	50,948
Signet Jewelers Ltd.	1,506	91,806
The Buckle, Inc.	2,242	67,708
The Cato Corp. Class A	4,464	55,130
Williams-Sonoma, Inc.	1,360	196,411
Winmark Corp.	359	79,752
		1,941,279
Textiles, Apparel & Luxury Goods – 1.2%
Capri Holdings Ltd. (a)	2,961	144,141
Carter's, Inc.	1,301	106,005
Crocs, Inc. (a)	1,437	102,947
Deckers Outdoor Corp. (a)	558	174,771
Kontoor Brands, Inc.	2,039	74,424
Levi Strauss & Co. Class A	4,284	81,053
Movado Group, Inc.	2,065	70,169
Steven Madden Ltd.	2,656	84,195
		837,705
TOTAL CONSUMER DISCRETIONARY		8,976,693
CONSUMER STAPLES – 3.4%
Beverages – 0.5%
Brown-Forman Corp. Class B	3,414	253,387
Coca-Cola Consolidated, Inc.	192	98,496
		351,883
Food & Staples Retailing – 0.9%
Albertsons Cos., Inc.	3,906	104,876
BJ's Wholesale Club Holdings, Inc. (a)	2,971	201,137
Ingles Markets, Inc. Class A	1,139	108,729
Sprouts Farmers Market, Inc. (a)	4,086	112,937
Weis Markets, Inc.	1,465	112,702
		640,381
Food Products – 1.4%
Campbell Soup Co.	4,257	210,083
Darling Ingredients, Inc. (a)	3,261	225,922
Flowers Foods, Inc.	5,183	147,249
Hostess Brands, Inc. (a)	5,484	124,048
Ingredion, Inc.	1,718	156,304

	Shares	Value

John B Sanfilippo & Son, Inc.	1,070	$ 80,143
Lancaster Colony Corp.	746	98,755
		1,042,504
Household Products – 0.1%
Central Garden and Pet Co. Class A (a)	2,402	98,002
Personal Products – 0.2%
Herbalife Nutrition Ltd. (a)	3,138	76,599
USANA Health Sciences, Inc. (a)	960	66,835
		143,434
Tobacco – 0.3%
Universal Corp.	1,791	100,135
Vector Group Ltd.	8,534	95,069
		195,204
TOTAL CONSUMER STAPLES		2,471,408
ENERGY – 4.1%
Energy Equipment & Services – 0.1%
Cactus, Inc. Class A	2,495	103,767
Oil, Gas & Consumable Fuels – 4.0%
APA Corp.	6,959	258,666
Arch Resources, Inc.	979	126,428
Chord Energy Corp.	813	104,259
Civitas Resources, Inc.	2,427	143,096
Comstock Resources, Inc. (a)	11,361	180,981
CONSOL Energy, Inc.	3,880	237,922
Continental Resources, Inc.	2,228	153,487
Denbury, Inc. (a)	1,751	125,914
DT Midstream, Inc.	2,806	154,414
Equitrans Midstream Corp.	16,649	130,695
HF Sinclair Corp.	4,187	200,222
Murphy Oil Corp.	4,336	152,367
PDC Energy, Inc.	2,584	169,743
Peabody Energy Corp. (a)	7,968	167,248
REX American Resources Corp. (a)	924	88,205
Teekay Corp. (a)	27,471	86,259
Texas Pacific Land Corp.	154	282,413
World Fuel Services Corp.	3,737	103,590
		2,865,909
TOTAL ENERGY		2,969,676
FINANCIALS – 15.8%
Banks – 6.2%
1st Source Corp.	1,727	83,276
Banner Corp.	1,681	104,205
Cathay General Bancorp	2,586	107,836
Comerica, Inc.	2,435	189,370
Community Trust Bancorp, Inc.	1,900	82,327
ConnectOne Bancorp, Inc.	2,732	72,234
Customers Bancorp, Inc. (a)	1,625	62,059
Dime Community Bancshares, Inc.	2,599	88,574
See accompanying notes which are an integral part of the financial statements.
53	Annual Report

Fidelity® Small-Mid Multifactor ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
FINANCIALS – continued
Banks – continued
Eagle Bancorp, Inc.	1,667	$ 81,733
Farmers National Banc Corp.	4,704	66,797
First BanCorp	7,747	116,902
First Citizens BancShares, Inc. Class A	264	199,764
First Financial Corp.	1,853	86,572
First Horizon Corp.	11,102	248,241
Fulton Financial Corp.	6,171	102,994
Great Southern Bancorp, Inc.	1,388	85,973
Hancock Whitney Corp.	2,472	120,658
Hanmi Financial Corp.	3,203	80,940
Heartland Financial USA, Inc.	2,027	91,012
Hilltop Holdings, Inc.	3,058	88,223
HomeStreet, Inc.	1,793	66,861
Hope Bancorp, Inc.	6,014	90,451
Lakeland Bancorp, Inc.	4,775	76,018
Metropolitan Bank Holding Corp. (a)	864	59,944
Midland States Bancorp, Inc.	2,831	74,172
OFG Bancorp	3,420	93,947
Origin Bancorp, Inc.	2,016	86,829
PacWest Bancorp	3,053	85,576
Pathward Financial, Inc.	1,692	57,054
Peapack-Gladstone Financial Corp.	2,211	72,211
Popular, Inc.	1,831	142,214
QCR Holdings, Inc.	1,524	90,358
Republic Bancorp, Inc. Class A	1,655	74,210
Sandy Spring Bancorp, Inc.	2,165	89,415
Southside Bancshares, Inc.	2,200	87,868
Synovus Financial Corp.	3,326	134,304
Towne Bank	3,245	96,928
UMB Financial Corp.	1,281	115,930
Umpqua Holdings Corp.	6,400	112,704
Valley National Bancorp	10,569	123,552
WesBanco, Inc.	2,874	98,061
Western Alliance Bancorp	2,087	159,405
Zions Bancorp NA	3,054	166,596
		4,414,298
Capital Markets – 2.8%
Affiliated Managers Group, Inc.	1,032	130,424
Cboe Global Markets, Inc.	1,979	244,169
Diamond Hill Investment Group, Inc.	454	86,791
Donnelley Financial Solutions, Inc. (a)	2,458	83,547
Evercore, Inc. Class A	1,077	107,668
Federated Hermes, Inc.	3,536	120,613
Franklin Resources, Inc. (b)	5,959	163,575
Hamilton Lane, Inc. Class A	1,314	99,299
Houlihan Lokey, Inc.	1,366	115,509
Janus Henderson Group PLC	4,138	106,636
Jefferies Financial Group, Inc.	4,481	145,946
Morningstar, Inc.	556	141,975

	Shares	Value

Piper Sandler Cos.	680	$ 85,816
SEI Investments Co.	2,605	144,213
Stifel Financial Corp.	2,295	137,264
Victory Capital Holdings, Inc. Class A	2,488	68,843
		1,982,288
Consumer Finance – 0.9%
Bread Financial Holdings, Inc.	1,578	62,505
Credit Acceptance Corp. (a)(b)	250	143,977
Encore Capital Group, Inc. (a)	1,451	105,096
Enova International, Inc. (a)	2,388	82,410
Navient Corp.	6,277	103,382
Nelnet, Inc. Class A	1,136	108,022
Regional Management Corp.	1,634	66,994
		672,386
Diversified Financial Services – 0.1%
Jackson Financial, Inc.	3,173	87,289
Insurance – 4.4%
American Equity Investment Life Holding Co.	2,861	107,459
American Financial Group, Inc.	1,399	187,018
AMERISAFE, Inc.	1,689	76,951
Assurant, Inc.	1,209	212,518
Employers Holdings, Inc.	2,279	90,499
Enstar Group Ltd. (a)	438	86,689
Everest Re Group Ltd.	756	197,581
First American Financial Corp.	2,366	137,228
Genworth Financial, Inc. Class A (a)	25,451	108,167
Globe Life, Inc.	1,896	190,984
Lincoln National Corp.	3,248	166,752
Loews Corp.	3,744	218,088
Old Republic International Corp.	6,453	150,161
Primerica, Inc.	990	127,403
Reinsurance Group of America, Inc.	1,526	176,680
RenaissanceRe Holdings Ltd.	1,058	136,810
RLI Corp.	1,220	134,176
Safety Insurance Group, Inc.	1,048	90,705
Selective Insurance Group, Inc.	1,704	132,674
Stewart Information Services Corp.	1,348	73,668
The Hanover Insurance Group, Inc.	979	133,604
WR Berkley Corp.	3,893	243,429
		3,179,244
Mortgage Real Estate Investment Trusts (REITs) – 0.2%
Chimera Investment Corp.	8,481	88,796
KKR Real Estate Finance Trust, Inc.	4,103	79,967
		168,763
Thrifts & Mortgage Finance – 1.2%
Essent Group Ltd.	3,054	127,535
Flagstar Bancorp, Inc.	2,341	96,449
Merchants Bancorp	2,733	72,315
MGIC Investment Corp.	9,035	127,755

See accompanying notes which are an integral part of the financial statements.
Annual Report	54

Common Stocks – continued
	Shares	Value
FINANCIALS – continued
Thrifts & Mortgage Finance – continued
Mr. Cooper Group, Inc. (a)	2,893	$ 130,330
PennyMac Financial Services, Inc.	1,684	92,266
Provident Financial Services, Inc.	4,115	100,242
Southern Missouri Bancorp, Inc.	1,486	80,155
		827,047
TOTAL FINANCIALS		11,331,315
HEALTH CARE – 13.4%
Biotechnology – 2.1%
Alkermes PLC (a)	5,100	130,560
AnaptysBio, Inc. (a)	2,721	56,978
Catalyst Pharmaceuticals, Inc. (a)	14,321	146,647
Cytokinetics, Inc. (a)	3,369	142,610
Dynavax Technologies Corp. (a)(b)	7,367	105,937
Eagle Pharmaceuticals, Inc. (a)	1,800	71,460
Exelixis, Inc. (a)	8,106	169,577
Ironwood Pharmaceuticals, Inc. (a)	8,602	98,493
Neurocrine Biosciences, Inc. (a)	2,123	199,838
Prothena Corp. PLC (a)	2,750	85,415
United Therapeutics Corp. (a)	938	216,744
Vanda Pharmaceuticals, Inc. (a)	5,730	61,769
		1,486,028
Health Care Equipment & Supplies – 4.1%
ABIOMED, Inc. (a)	825	241,733
Atrion Corp.	140	94,626
CONMED Corp. (b)	906	88,453
DENTSPLY SIRONA, Inc.	4,140	149,702
Envista Holdings Corp. (a)	3,727	151,503
Globus Medical, Inc. Class A (a)	2,092	122,779
ICU Medical, Inc. (a)	601	106,479
Integer Holdings Corp. (a)	1,365	95,400
Integra LifeSciences Holdings Corp. (a)	2,077	114,318
iRadimed Corp.	1,961	82,852
Lantheus Holdings, Inc. (a)	3,686	282,790
LeMaitre Vascular, Inc. (b)	2,031	102,261
LivaNova PLC (a)	1,677	106,775
Masimo Corp. (a)	973	140,676
Meridian Bioscience, Inc. (a)	3,997	126,545
Merit Medical Systems, Inc. (a)	2,002	115,075
Mesa Laboratories, Inc. (b)	338	72,079
Neogen Corp. (a)	3,433	79,405
Penumbra, Inc. (a)	781	108,856
QuidelOrtho Corp. (a)	1,219	124,387
Shockwave Medical, Inc. (a)	957	201,860
Tandem Diabetes Care, Inc. (a)	1,431	94,747
UFP Technologies, Inc. (a)	1,040	83,741
Varex Imaging Corp. (a)	3,405	75,897
		2,962,939

	Shares	Value

Health Care Providers & Services – 3.5%
Acadia Healthcare Co., Inc. (a)	2,540	$ 210,591
AMN Healthcare Services, Inc. (a)	1,294	145,497
Apollo Medical Holdings, Inc. (a)(b)	1,930	102,348
Chemed Corp.	351	168,863
CorVel Corp. (a)	601	99,099
Cross Country Healthcare, Inc. (a)	3,740	98,586
DaVita, Inc. (a)	1,495	125,819
Encompass Health Corp.	2,447	123,867
Enhabit, Inc. (a)	1,250	21,888
Fulgent Genetics, Inc. (a)	1,412	84,367
Henry Schein, Inc. (a)	2,711	213,708
LHC Group, Inc. (a)	1,008	164,364
National HealthCare Corp.	1,326	94,186
National Research Corp.	2,040	77,316
Owens & Minor, Inc.	2,707	95,855
Premier, Inc. Class A	3,494	134,379
Select Medical Holdings Corp.	4,621	136,874
The Ensign Group, Inc.	1,672	133,242
Universal Health Services, Inc. Class B	1,477	166,118
US Physical Therapy, Inc.	934	121,215
		2,518,182
Health Care Technology – 0.4%
Computer Programs & Systems, Inc. (a)	2,846	96,081
HealthStream, Inc. (a)	3,406	81,949
Omnicell, Inc. (a)	1,036	114,084
		292,114
Life Sciences Tools & Services – 1.3%
Bruker Corp.	2,371	162,532
Frontage Holdings Corp. (a)(c)	168,000	55,002
Maravai LifeSciences Holdings, Inc. Class A (a)	3,890	101,490
Medpace Holdings, Inc. (a)	798	135,285
Repligen Corp. (a)	1,020	217,627
Sotera Health Co. (a)	4,695	90,144
Syneos Health, Inc. (a)	2,118	167,619
		929,699
Pharmaceuticals – 2.0%
Amphastar Pharmaceuticals, Inc. (a)	3,363	125,743
Corcept Therapeutics, Inc. (a)	5,073	145,392
Elanco Animal Health, Inc. (a)	8,936	181,043
Harmony Biosciences Holdings, Inc. (a)	2,280	115,664
Innoviva, Inc. (a)	5,569	79,860
Jazz Pharmaceuticals PLC (a)	1,303	203,346
Organon & Co.	5,437	172,462
Perrigo Co. PLC	3,707	155,212
Phibro Animal Health Corp. Class A	4,191	82,018
Prestige Consumer Healthcare, Inc. (a)	1,830	110,367
See accompanying notes which are an integral part of the financial statements.
55	Annual Report

Fidelity® Small-Mid Multifactor ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Pharmaceuticals – continued
Supernus Pharmaceuticals, Inc. (a)	3,115	$ 98,901
		1,470,008
TOTAL HEALTH CARE		9,658,970
INDUSTRIALS – 17.6%
Aerospace & Defense – 0.4%
Curtiss-Wright Corp.	932	133,686
Huntington Ingalls Industries, Inc.	819	177,592
		311,278
Air Freight & Logistics – 0.7%
Atlas Air Worldwide Holdings, Inc. (a)	1,061	80,328
CH Robinson Worldwide, Inc.	2,276	251,953
Forward Air Corp.	878	92,129
Hub Group, Inc. Class A (a)	1,185	90,534
		514,944
Building Products – 2.6%
Allegion PLC	1,622	171,445
AO Smith Corp.	2,453	155,201
Armstrong World Industries, Inc.	1,191	106,416
Builders FirstSource, Inc. (a)	3,235	219,980
Carlisle Cos., Inc.	918	271,820
Fortune Brands Home & Security, Inc.	2,341	163,121
Insteel Industries, Inc.	1,732	54,212
Lennox International, Inc.	638	152,820
Owens Corning	1,908	176,948
Simpson Manufacturing Co., Inc.	1,074	110,923
Trex Co., Inc. (a)	2,072	133,685
UFP Industries, Inc.	1,499	138,223
		1,854,794
Commercial Services & Supplies – 1.2%
Brady Corp. Class A	1,738	83,163
Clean Harbors, Inc. (a)	1,265	123,452
CoreCivic, Inc. (a)	7,291	78,524
Ennis, Inc.	3,398	74,246
Heritage-Crystal Clean, Inc. (a)	2,272	76,248
Rollins, Inc.	4,720	182,051
Tetra Tech, Inc.	1,071	164,152
The Geo Group, Inc. (a)	10,120	66,387
		848,223
Construction & Engineering – 1.5%
AECOM	2,642	190,224
API Group Corp. (a)	5,143	91,082
Argan, Inc.	1,715	63,729
Comfort Systems USA, Inc.	1,132	119,607
EMCOR Group, Inc.	1,169	136,037
MasTec, Inc. (a)	1,398	110,344
MDU Resources Group, Inc.	4,684	133,822
MYR Group, Inc. (a)	846	80,565

	Shares	Value

Valmont Industries, Inc.	538	$ 146,056
		1,071,466
Electrical Equipment – 1.5%
Acuity Brands, Inc.	745	135,888
Atkore, Inc. (a)	1,142	113,367
Encore Wire Corp.	764	105,791
GrafTech International Ltd.	7,664	59,013
Hubbell, Inc.	995	217,925
nVent Electric PLC	3,797	134,072
Regal Rexnord Corp.	1,211	162,637
Sensata Technologies Holding PLC	3,028	134,655
		1,063,348
Machinery – 4.3%
AGCO Corp.	1,265	137,784
Albany International Corp. Class A	1,087	99,210
Allison Transmission Holdings, Inc.	2,787	116,692
Crane Holdings Co.	1,198	118,518
Donaldson Co., Inc.	2,611	142,065
Federal Signal Corp.	2,317	96,202
Franklin Electric Co., Inc.	1,171	106,350
Graco, Inc.	2,925	196,443
Helios Technologies, Inc.	1,188	81,758
Hillenbrand, Inc.	2,156	99,607
ITT, Inc.	1,694	127,101
John Bean Technologies Corp.	837	94,003
Kadant, Inc.	434	88,471
Lincoln Electric Holdings, Inc.	1,194	168,879
Mueller Industries, Inc.	1,761	118,568
Nordson Corp.	927	214,128
Pentair PLC	3,025	147,892
RBC Bearings, Inc. (a)	697	164,492
Snap-on, Inc.	940	210,607
Terex Corp.	2,252	75,465
The Gorman-Rupp Co.	1,764	54,155
The Middleby Corp. (a)	1,015	146,860
The Toro Co.	1,932	166,133
Watts Water Technologies, Inc. Class A	728	100,559
		3,071,942
Marine – 0.1%
Matson, Inc.	1,135	104,045
Professional Services – 2.8%
ASGN, Inc. (a)	1,162	120,569
Booz Allen Hamilton Holding Corp.	2,435	233,711
CACI International, Inc. Class A (a)	520	157,191
CBIZ, Inc. (a)	2,164	98,722
CRA International, Inc.	770	76,238
Exponent, Inc.	1,282	128,828
FTI Consulting, Inc. (a)	829	135,591
Heidrick & Struggles International, Inc.	1,556	48,454
ICF International, Inc.	832	78,499

See accompanying notes which are an integral part of the financial statements.
Annual Report	56

Common Stocks – continued
	Shares	Value
INDUSTRIALS – continued
Professional Services – continued
Insperity, Inc.	994	$ 109,082
Kforce, Inc.	1,091	71,842
Korn Ferry	1,531	100,296
Leidos Holdings, Inc.	2,400	256,800
ManpowerGroup, Inc.	1,223	95,895
Resources Connection, Inc.	3,680	78,973
Robert Half International, Inc.	1,897	150,129
TriNet Group, Inc. (a)	1,170	96,525
		2,037,345
Road & Rail – 0.9%
AMERCO	219	117,620
ArcBest Corp.	941	83,372
Knight-Swift Transportation Holdings, Inc.	3,104	170,565
Landstar System, Inc.	839	131,371
Saia, Inc. (a)	529	125,823
		628,751
Trading Companies & Distributors – 1.6%
Applied Industrial Technologies, Inc.	1,072	107,832
BlueLinx Holdings, Inc. (a)	905	72,400
Boise Cascade Co.	1,208	85,418
GMS, Inc. (a)	1,673	88,786
McGrath RentCorp	1,078	90,940
MSC Industrial Direct Co., Inc. Class A	1,273	105,226
Rush Enterprises, Inc. Class A	1,664	80,188
SiteOne Landscape Supply, Inc. (a)	881	122,750
Titan Machinery, Inc. (a)	2,180	61,323
Transcat, Inc. (a)	794	49,482
Watsco, Inc.	624	170,945
WESCO International, Inc. (a)	1,026	131,164
		1,166,454
TOTAL INDUSTRIALS		12,672,590
INFORMATION TECHNOLOGY – 14.8%
Communications Equipment – 1.4%
Ciena Corp. (a)	2,952	152,323
Clearfield, Inc. (a)	1,271	125,257
F5, Inc. (a)	1,075	179,912
Juniper Networks, Inc.	5,960	167,059
Lumentum Holdings, Inc. (a)	1,665	150,616
Netscout Systems, Inc. (a)	3,038	108,092
Viavi Solutions, Inc. (a)	7,170	106,116
		989,375
Electronic Equipment, Instruments & Components – 3.3%
Arrow Electronics, Inc. (a)	1,384	177,387
Badger Meter, Inc.	1,015	97,633
Belden, Inc.	1,708	110,542
Cognex Corp.	3,221	164,207
CTS Corp.	2,391	97,266

	Shares	Value

ePlus, Inc. (a)	1,761	$ 97,859
Fabrinet (a)	1,108	106,434
Jabil, Inc.	2,861	169,772
Kimball Electronics, Inc. (a)	3,690	81,180
Littelfuse, Inc.	564	157,283
Methode Electronics, Inc.	1,952	80,500
Napco Security Technologies, Inc. (a)	3,567	91,529
National Instruments Corp.	3,256	123,728
Novanta, Inc. (a)	935	144,177
Plexus Corp. (a)	1,176	110,485
Rogers Corp. (a)	476	128,163
Sanmina Corp. (a)	2,422	111,533
TD SYNNEX Corp.	1,139	114,378
Vishay Intertechnology, Inc.	4,879	100,800
Vontier Corp.	4,522	116,668
		2,381,524
IT Services – 3.2%
Amdocs Ltd.	2,437	212,165
Cass Information Systems, Inc.	1,704	62,128
Concentrix Corp.	862	115,301
CSG Systems International, Inc.	1,545	100,811
DXC Technology Co. (a)	5,038	159,201
EVERTEC, Inc.	2,306	89,911
ExlService Holdings, Inc. (a)	953	160,457
Genpact Ltd.	3,502	168,376
GoDaddy, Inc. Class A (a)	2,948	218,683
Grid Dynamics Holdings, Inc. (a)	3,197	60,327
Information Services Group, Inc.	10,186	75,987
International Money Express, Inc. (a)	4,602	110,632
Jack Henry & Associates, Inc.	1,318	273,841
Maximus, Inc.	1,624	108,564
Perficient, Inc. (a)	1,055	111,324
The Hackett Group, Inc.	3,706	77,715
The Western Union Co.	8,555	145,606
TTEC Holdings, Inc.	1,094	80,048
		2,331,077
Semiconductors & Semiconductor Equipment – 3.2%
Amkor Technology, Inc.	4,327	87,276
Axcelis Technologies, Inc. (a)	1,481	104,159
Cirrus Logic, Inc. (a)	1,511	129,130
Diodes, Inc. (a)	1,305	106,188
First Solar, Inc. (a)	2,158	214,009
Kulicke & Soffa Industries, Inc.	2,009	96,673
Lattice Semiconductor Corp. (a)	2,917	179,395
MaxLinear, Inc. Class A (a)	1,966	79,446
MKS Instruments, Inc.	1,135	134,157
Onto Innovation, Inc. (a)	1,361	113,303
Photronics, Inc. (a)	4,501	107,169
Power Integrations, Inc.	1,583	134,571
Rambus, Inc. (a)	3,962	100,159
Semtech Corp. (a)	1,725	107,519
See accompanying notes which are an integral part of the financial statements.
57	Annual Report

Fidelity® Small-Mid Multifactor ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
INFORMATION TECHNOLOGY – continued
Semiconductors & Semiconductor Equipment – continued
SiTime Corp. (a)	522	$ 97,082
SMART Global Holdings, Inc. (a)	2,986	58,585
SolarEdge Technologies, Inc. (a)	941	338,882
Synaptics, Inc. (a)	809	117,265
		2,304,968
Software – 3.7%
A10 Networks, Inc. (b)	5,681	84,704
ACI Worldwide, Inc. (a)	3,438	98,086
American Software, Inc. Class A	3,466	61,972
Aspen Technology, Inc. (a)	541	110,413
Bentley Systems, Inc. (b)	4,036	159,826
Black Knight, Inc. (a)	2,858	187,714
Blackbaud, Inc. (a)	1,537	94,249
Box, Inc. Class A (a)	4,459	126,814
Citrix Systems, Inc.	2,203	223,406
CommVault Systems, Inc. (a)	1,558	87,388
Consensus Cloud Solutions, Inc. (a)	1,421	76,777
Dolby Laboratories, Inc. Class A	1,588	122,911
Dropbox, Inc. Class A (a)	6,269	142,557
InterDigital, Inc.	1,359	83,429
Manhattan Associates, Inc. (a)	1,311	184,418
Paylocity Holding Corp. (a)	827	170,304
Progress Software Corp.	2,021	94,906
Qualys, Inc. (a)	935	114,369
SPS Commerce, Inc. (a)	1,003	120,119
Teradata Corp. (a)	2,953	113,070
Workiva, Inc. (a)	1,148	75,194
Xperi Holding Corp.	5,285	88,577
		2,621,203
TOTAL INFORMATION TECHNOLOGY		10,628,147
MATERIALS – 4.9%
Chemicals – 1.5%
AdvanSix, Inc.	1,933	75,947
Balchem Corp.	872	118,383
Chase Corp.	770	70,008
Hawkins, Inc.	1,813	72,067
Huntsman Corp.	4,392	127,192
NewMarket Corp.	300	93,240
Olin Corp.	3,062	160,051
Sensient Technologies Corp.	1,316	113,150
Valvoline, Inc.	4,244	136,742
Westlake Corp.	1,050	102,207
		1,068,987
Construction Materials – 0.3%
Eagle Materials, Inc.	964	121,898
Summit Materials, Inc. Class A (a)	3,366	92,599
		214,497

	Shares	Value

Containers & Packaging – 0.7%
Berry Global Group, Inc. (a)	2,717	$ 156,635
Sealed Air Corp.	2,831	173,031
Westrock Co.	4,749	201,167
		530,833
Metals & Mining – 1.9%
Alcoa Corp.	3,385	172,263
Cleveland-Cliffs, Inc. (a)	9,179	162,560
Commercial Metals Co.	3,351	132,767
Reliance Steel & Aluminum Co.	1,192	226,778
Schnitzer Steel Industries, Inc. Class A	1,990	70,764
Steel Dynamics, Inc.	3,466	269,932
TimkenSteel Corp. (a)	5,016	101,775
United States Steel Corp.	6,307	149,160
Warrior Met Coal, Inc.	2,952	94,257
		1,380,256
Paper & Forest Products – 0.5%
Louisiana-Pacific Corp.	2,039	129,741
Resolute Forest Products, Inc. (a)	6,271	127,176
Sylvamo Corp.	2,465	96,727
		353,644
TOTAL MATERIALS		3,548,217
REAL ESTATE – 7.6%
Equity Real Estate Investment Trusts (REITs) – 7.3%
Agree Realty Corp.	1,702	135,462
American Campus Communities, Inc.	2,765	180,610
American Homes 4 Rent Class A	4,911	186,029
Brandywine Realty Trust	6,259	58,522
Brixmor Property Group, Inc.	5,820	134,908
Broadstone Net Lease, Inc.	4,406	99,884
City Office REIT, Inc.	3,530	49,773
Corporate Office Properties Trust	3,509	98,778
Cousins Properties, Inc.	3,239	99,923
CubeSmart	3,751	172,058
Douglas Emmett, Inc.	3,886	91,865
EastGroup Properties, Inc.	774	131,998
Essential Properties Realty Trust, Inc.	3,596	86,736
Federal Realty OP LP	1,307	138,032
First Industrial Realty Trust, Inc.	2,508	130,291
Gaming and Leisure Properties, Inc.	4,048	210,455
Getty Realty Corp.	2,323	68,157
Healthcare Realty Trust, Inc.	4,415	115,894
Highwoods Properties, Inc.	2,549	90,668
Iron Mountain, Inc.	4,790	232,267
Kilroy Realty Corp.	2,118	114,753
Lamar Advertising Co. Class A	1,572	158,866
Life Storage, Inc.	1,418	178,512
LXP Industrial Trust	7,029	77,108
Medical Properties Trust, Inc.	9,849	169,797
National Health Investors, Inc.	1,552	100,632

See accompanying notes which are an integral part of the financial statements.
Annual Report	58

Common Stocks – continued
	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
National Retail Properties, Inc.	3,425	$ 163,064
National Storage Affiliates Trust	1,879	103,044
Omega Healthcare Investors, Inc.	4,850	150,350
One Liberty Properties, Inc.	1,931	53,585
Physicians Realty Trust	5,761	102,373
Piedmont Office Realty Trust, Inc. Class A	4,524	62,250
PotlatchDeltic Corp.	1,834	89,921
Rayonier, Inc.	3,213	121,291
Regency Centers Corp.	2,679	172,608
Retail Opportunity Investments Corp.	4,422	77,208
Rexford Industrial Realty, Inc.	2,632	172,159
Saul Centers, Inc.	1,277	66,762
SL Green Realty Corp.	1,562	77,553
Spirit Realty Capital, Inc.	2,690	119,275
STAG Industrial, Inc.	3,435	112,599
STORE Capital Corp.	4,802	139,354
Terreno Realty Corp.	1,662	104,124
Urstadt Biddle Properties, Inc. Class A	3,154	58,034
		5,257,532
Real Estate Management & Development – 0.3%
Jones Lang LaSalle, Inc. (a)	843	160,735
Marcus & Millichap, Inc.	1,448	59,252
		219,987
TOTAL REAL ESTATE		5,477,519
UTILITIES – 2.8%
Electric Utilities – 1.7%
ALLETE, Inc.	1,622	100,677
Hawaiian Electric Industries, Inc.	2,832	119,794
IDACORP, Inc.	1,208	134,958
MGE Energy, Inc.	1,274	103,678
NRG Energy, Inc.	4,652	175,613
OGE Energy Corp.	4,123	169,373
Otter Tail Corp.	1,521	106,881
Pinnacle West Capital Corp.	2,296	168,687
Portland General Electric Co.	2,297	117,928
		1,197,589
Gas Utilities – 0.8%
Chesapeake Utilities Corp.	685	93,934

	Shares	Value

National Fuel Gas Co.	2,159	$ 156,182
Southwest Gas Holdings, Inc.	1,689	146,875
UGI Corp.	4,048	174,712
		571,703
Independent Power and Renewable Electricity Producers – 0.2%
Clearway Energy, Inc. Class C	3,340	125,383
Water Utilities – 0.1%
American States Water Co.	1,157	100,856
TOTAL UTILITIES		1,995,531
TOTAL COMMON STOCKS (Cost $73,612,535)		71,837,640
Money Market Funds – 1.6%

Fidelity Cash Central Fund, 2.01% (d)	79,533	79,549
Fidelity Securities Lending Cash Central Fund, 2.01% (d)(e)	1,033,947	1,034,050
TOTAL MONEY MARKET FUNDS (Cost $1,113,599)		1,113,599
TOTAL INVESTMENT IN SECURITIES – 101.4% (Cost $74,726,134)		72,951,239
NET OTHER ASSETS (LIABILITIES) – (1.4%)		(1,002,234)
NET ASSETS – 100.0%		$ 71,949,005

Legend
(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $55,002 or 0.1% of net assets.
(d)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.
(e)	Investment made with cash collateral received from securities on loan.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini Russell 2000 Index Contracts (United States)	1	September 2022	$94,265	$8,862	$8,862
See accompanying notes which are an integral part of the financial statements.
59	Annual Report

Fidelity® Small-Mid Multifactor ETF
Schedule of Investments–continued
The notional amount of futures purchased as a percentage of Net Assets is 0.1%
Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 2.01%	$ 25,839	$ 3,873,830	$ 3,820,120	$ 725	$—	$—	$ 79,549	0.0%
Fidelity Securities Lending Cash Central Fund, 2.01%	92,825	7,278,171	6,336,946	4,504	—	—	$1,034,050	0.0%
Total	$118,664	$11,152,001	$10,157,066	$5,229	$—	$—	$1,113,599
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.
Investment Valuation
The following is a summary of the inputs used, as of July 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Equities:
Communication Services	$ 2,107,574	$ 2,107,574	$ —	$ —
Consumer Discretionary	8,976,693	8,976,693	—	—
Consumer Staples	2,471,408	2,471,408	—	—
Energy	2,969,676	2,969,676	—	—
Financials	11,331,315	11,331,315	—	—
Health Care	9,658,970	9,658,970	—	—
Industrials	12,672,590	12,672,590	—	—
Information Technology	10,628,147	10,628,147	—	—
Materials	3,548,217	3,548,217	—	—
Real Estate	5,477,519	5,477,519	—	—
Utilities	1,995,531	1,995,531	—	—
Money Market Funds	1,113,599	1,113,599	—	—
Total Investments in Securities:	$ 72,951,239	$ 72,951,239	$ —	$ —

Derivative Instruments:
Assets
Futures Contracts	$ 8,862	$ 8,862	$ —	$ —
Total Assets	$ 8,862	$ 8,862	—	$ —
Total Derivative Instruments:	$ 8,862	$ 8,862	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$8,862	$0
Total Equity Risk	8,862	0
Total Value of Derivatives	$8,862	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Annual Report	60

Fidelity® Stocks For Inflation ETF
Schedule of Investments July 31, 2022
Showing Percentage of Net Assets
Common Stocks – 99.9%
	Shares	Value
COMMUNICATION SERVICES – 4.2%
Diversified Telecommunication Services – 1.2%
Liberty Global PLC Class A (a)	19,833	$431,566
Lumen Technologies, Inc.	235,058	2,559,782
		2,991,348
Interactive Media & Services – 2.1%
Alphabet, Inc. Class A (a)	35,962	4,183,100
Meta Platforms, Inc. Class A (a)	8,721	1,387,511
		5,570,611
Media – 0.9%
DISH Network Corp. Class A (a)	17,220	299,111
Fox Corp. Class A	13,753	455,362
Nexstar Media Group, Inc. Class A	3,121	587,903
TEGNA, Inc.	26,291	550,533
The Interpublic Group of Cos., Inc.	15,034	449,066
		2,341,975
TOTAL COMMUNICATION SERVICES		10,903,934
CONSUMER DISCRETIONARY – 6.3%
Automobiles – 0.4%
Ford Motor Co.	76,765	1,127,678
Diversified Consumer Services – 0.6%
Service Corp. International	20,536	1,529,110
Hotels, Restaurants & Leisure – 1.7%
Domino's Pizza, Inc.	2,938	1,152,019
McDonald's Corp.	7,498	1,974,748
Yum! Brands, Inc.	10,984	1,345,980
		4,472,747
Household Durables – 0.5%
Lennar Corp. Class A	14,136	1,201,560
Multiline Retail – 0.3%
Macy's, Inc.	50,672	894,361
Specialty Retail – 2.8%
AutoZone, Inc. (a)	690	1,474,799
Dick's Sporting Goods, Inc.	11,338	1,061,123
O'Reilly Automotive, Inc. (a)	2,132	1,500,054
Signet Jewelers Ltd.	15,380	937,565
The Home Depot, Inc.	7,259	2,184,524
		7,158,065
TOTAL CONSUMER DISCRETIONARY		16,383,521
CONSUMER STAPLES – 10.3%
Food Products – 1.6%
Tyson Foods, Inc. Class A	46,929	4,130,221
Household Products – 3.8%
Kimberly-Clark Corp.	31,976	4,214,117
The Procter & Gamble Co.	40,336	5,603,074
		9,817,191

	Shares	Value

Personal Products – 1.5%
The Estee Lauder Cos., Inc. Class A	14,915	$ 4,073,287
Tobacco – 3.4%
Altria Group, Inc.	92,481	4,056,217
Philip Morris International, Inc.	49,191	4,778,905
		8,835,122
TOTAL CONSUMER STAPLES		26,855,821
ENERGY – 9.8%
Oil, Gas & Consumable Fuels – 9.8%
APA Corp.	222,111	8,255,866
Marathon Oil Corp.	369,255	9,157,524
PDC Energy, Inc.	124,972	8,209,410
TOTAL ENERGY		25,622,800
FINANCIALS – 6.2%
Banks – 0.9%
Popular, Inc.	16,334	1,268,662
Western Alliance Bancorp	15,464	1,181,140
		2,449,802
Capital Markets – 2.2%
Blackstone, Inc. Class A	13,358	1,363,451
Jefferies Financial Group, Inc.	39,872	1,298,631
Raymond James Financial, Inc.	14,095	1,387,935
S&P Global, Inc.	4,408	1,661,507
		5,711,524
Consumer Finance – 2.1%
Capital One Financial Corp.	11,347	1,246,241
Credit Acceptance Corp. (a)	2,871	1,653,438
Discover Financial Services	13,584	1,371,984
Synchrony Financial	36,310	1,215,659
		5,487,322
Insurance – 0.5%
Fidelity National Financial, Inc.	29,656	1,185,054
Thrifts & Mortgage Finance – 0.5%
Essent Group Ltd.	32,524	1,358,202
TOTAL FINANCIALS		16,191,904
HEALTH CARE – 19.0%
Biotechnology – 2.7%
Moderna, Inc. (a)	21,678	3,557,143
Regeneron Pharmaceuticals, Inc. (a)	5,810	3,379,619
		6,936,762
Health Care Providers & Services – 10.8%
Elevance Health, Inc.	8,607	4,106,400
Laboratory Corp. of America Holdings	12,066	3,163,585
McKesson Corp.	12,885	4,401,258
Molina Healthcare, Inc. (a)	11,072	3,628,516
Quest Diagnostics, Inc.	24,136	3,296,253
Tenet Healthcare Corp. (a)	43,009	2,843,755

See accompanying notes which are an integral part of the financial statements.
61	Annual Report

Fidelity® Stocks For Inflation ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Health Care Providers & Services – continued
UnitedHealth Group, Inc.	12,568	$ 6,816,129
		28,255,896
Life Sciences Tools & Services – 1.1%
Bio-Rad Laboratories, Inc. Class A (a)	5,253	2,958,805
Pharmaceuticals – 4.4%
Organon & Co.	98,301	3,118,108
Pfizer, Inc.	95,684	4,832,999
Zoetis, Inc.	18,879	3,446,361
		11,397,468
TOTAL HEALTH CARE		49,548,931
INDUSTRIALS – 4.8%
Air Freight & Logistics – 0.2%
Expeditors International of Washington, Inc.	4,588	487,475
Building Products – 0.6%
Builders FirstSource, Inc. (a)	7,220	490,960
Owens Corning	5,545	514,243
UFP Industries, Inc.	6,189	570,688
		1,575,891
Electrical Equipment – 0.2%
Atkore, Inc. (a)	4,784	474,908
Professional Services – 0.1%
Robert Half International, Inc.	4,317	341,647
Road & Rail – 3.7%
CSX Corp.	132,189	4,273,670
Old Dominion Freight Line, Inc.	1,608	488,044
Union Pacific Corp.	20,835	4,735,796
		9,497,510
TOTAL INDUSTRIALS		12,377,431
INFORMATION TECHNOLOGY – 21.9%
Communications Equipment – 0.6%
Cisco Systems, Inc.	32,909	1,493,081
IT Services – 4.4%
Accenture PLC Class A	5,043	1,544,469
Automatic Data Processing, Inc.	5,087	1,226,577
Cognizant Technology Solutions Corp. Class A	9,598	652,280
Gartner, Inc. (a)	2,464	654,143
International Business Machines Corp.	9,002	1,177,372
Mastercard, Inc. Class A	6,088	2,153,874
Paychex, Inc.	6,636	851,266
VeriSign, Inc. (a)	3,196	604,555
Visa, Inc. Class A	11,397	2,417,418
		11,281,954

	Shares	Value

Semiconductors & Semiconductor Equipment – 4.8%
Applied Materials, Inc.	9,069	$ 961,133
Broadcom, Inc.	3,189	1,707,646
Intel Corp.	33,639	1,221,432
KLA Corp.	2,373	910,140
Lam Research Corp.	1,749	875,392
Micron Technology, Inc.	13,073	808,696
NVIDIA Corp.	15,659	2,844,144
QUALCOMM, Inc.	9,191	1,333,246
Synaptics, Inc. (a)	3,087	447,461
Texas Instruments, Inc.	8,218	1,470,118
		12,579,408
Software – 6.3%
Adobe, Inc. (a)	3,664	1,502,680
Fortinet, Inc. (a)	13,461	802,948
Intuit, Inc.	2,598	1,185,130
Microsoft Corp.	41,615	11,682,995
Oracle Corp.	15,683	1,220,765
		16,394,518
Technology Hardware, Storage & Peripherals – 5.8%
Apple, Inc.	85,736	13,932,957
HP, Inc.	21,649	722,860
Seagate Technology Holdings PLC	6,518	521,310
		15,177,127
TOTAL INFORMATION TECHNOLOGY		56,926,088
MATERIALS – 8.5%
Chemicals – 2.7%
Olin Corp.	136,761	7,148,497
Metals & Mining – 3.3%
Nucor Corp.	63,542	8,629,004
Paper & Forest Products – 2.5%
Louisiana-Pacific Corp.	101,183	6,438,274
TOTAL MATERIALS		22,215,775
REAL ESTATE – 4.7%
Equity Real Estate Investment Trusts (REITs) – 4.7%
Extra Space Storage, Inc.	23,001	4,359,149
Kimco Realty Corp.	192,338	4,252,593
Simon Property Group, Inc.	33,228	3,609,890
TOTAL REAL ESTATE		12,221,632
UTILITIES – 4.2%
Electric Utilities – 1.9%
NRG Energy, Inc.	128,924	4,866,881

See accompanying notes which are an integral part of the financial statements.
Annual Report	62

Common Stocks – continued
	Shares	Value
UTILITIES – continued
Gas Utilities – 2.3%
National Fuel Gas Co.	82,250	$ 5,949,965
TOTAL UTILITIES		10,816,846
TOTAL COMMON STOCKS (Cost $274,088,935)		260,064,683
Money Market Fund – 0.0%

Fidelity Cash Central Fund, 2.01% (b) (Cost $111,694)	111,671	111,694
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $274,200,629)		260,176,377
NET OTHER ASSETS (LIABILITIES) – 0.1%		202,352
NET ASSETS – 100.0%		$ 260,378,729

Legend
(a)	Non-income producing.
(b)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.
Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 2.01%	$—	$5,723,152	$5,611,458	$539	$—	$—	$111,694	0.0%
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.
Investment Valuation
The following is a summary of the inputs used, as of July 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Equities:
Communication Services	$ 10,903,934	$ 10,903,934	$ —	$ —
Consumer Discretionary	16,383,521	16,383,521	—	—
Consumer Staples	26,855,821	26,855,821	—	—
Energy	25,622,800	25,622,800	—	—
Financials	16,191,904	16,191,904	—	—
Health Care	49,548,931	49,548,931	—	—
Industrials	12,377,431	12,377,431	—	—
Information Technology	56,926,088	56,926,088	—	—
Materials	22,215,775	22,215,775	—	—
Real Estate	12,221,632	12,221,632	—	—
Utilities	10,816,846	10,816,846	—	—
Money Market Fund	111,694	111,694	—	—
Total Investments in Securities:	$ 260,176,377	$ 260,176,377	$ —	$ —
See accompanying notes which are an integral part of the financial statements.
63	Annual Report

Fidelity® U.S. Multifactor ETF
Schedule of Investments July 31, 2022
Showing Percentage of Net Assets
Common Stocks – 99.9%
	Shares	Value
COMMUNICATION SERVICES – 8.0%
Diversified Telecommunication Services – 0.4%
Liberty Global PLC Class C (a)	2,592	$ 59,331
Interactive Media & Services – 5.3%
Alphabet, Inc. Class A (a)	4,700	546,704
Meta Platforms, Inc. Class A (a)	1,146	182,328
Ziff Davis, Inc. (a)	684	56,013
		785,045
Media – 2.3%
Fox Corp. Class A	1,799	59,565
Nexstar Media Group, Inc. Class A	408	76,855
Omnicom Group, Inc.	937	65,440
TEGNA, Inc.	3,442	72,075
The Interpublic Group of Cos., Inc.	1,971	58,874
		332,809
TOTAL COMMUNICATION SERVICES		1,177,185
CONSUMER DISCRETIONARY – 12.1%
Automobiles – 0.8%
Ford Motor Co.	7,665	112,599
Diversified Consumer Services – 2.5%
H&R Block, Inc.	5,278	210,909
Service Corp. International	2,057	153,164
		364,073
Hotels, Restaurants & Leisure – 3.0%
Domino's Pizza, Inc.	293	114,888
McDonald's Corp.	750	197,528
Yum! Brands, Inc.	1,096	134,304
		446,720
Household Durables – 2.3%
Lennar Corp. Class A	1,416	120,360
PulteGroup, Inc.	2,439	106,389
Toll Brothers, Inc.	2,178	107,114
		333,863
Specialty Retail – 3.5%
AutoZone, Inc. (a)	69	147,480
O'Reilly Automotive, Inc. (a)	213	149,865
The Home Depot, Inc.	725	218,181
		515,526
TOTAL CONSUMER DISCRETIONARY		1,772,781
CONSUMER STAPLES – 5.7%
Food Products – 0.9%
The Hershey Co.	551	125,606
Household Products – 3.0%
Colgate-Palmolive Co.	1,531	120,551
Kimberly-Clark Corp.	867	114,262
The Procter & Gamble Co.	1,502	208,643
		443,456

	Shares	Value

Tobacco – 1.8%
Altria Group, Inc.	2,677	$117,413
Philip Morris International, Inc.	1,543	149,902
		267,315
TOTAL CONSUMER STAPLES		836,377
ENERGY – 3.7%
Oil, Gas & Consumable Fuels – 3.7%
ConocoPhillips	2,131	207,624
EOG Resources, Inc.	1,551	172,502
Kinder Morgan, Inc.	9,399	169,088
TOTAL ENERGY		549,214
FINANCIALS – 11.3%
Banks – 0.9%
Popular, Inc.	1,598	124,117
Capital Markets – 3.8%
Houlihan Lokey, Inc.	1,399	118,299
MSCI, Inc.	293	141,033
Raymond James Financial, Inc.	1,383	136,184
S&P Global, Inc.	431	162,457
		557,973
Consumer Finance – 3.7%
Capital One Financial Corp.	1,111	122,021
Credit Acceptance Corp. (a)	281	161,831
Discover Financial Services	1,333	134,633
Synchrony Financial	3,567	119,423
		537,908
Insurance – 2.9%
Aflac, Inc.	2,445	140,099
American Financial Group, Inc.	1,096	146,513
The Travelers Cos., Inc.	915	145,210
		431,822
TOTAL FINANCIALS		1,651,820
HEALTH CARE – 14.1%
Biotechnology – 2.7%
Gilead Sciences, Inc.	2,198	131,331
Regeneron Pharmaceuticals, Inc. (a)	222	129,135
United Therapeutics Corp. (a)	589	136,100
		396,566
Health Care Providers & Services – 2.5%
Laboratory Corp. of America Holdings	443	116,150
Molina Healthcare, Inc. (a)	403	132,071
Quest Diagnostics, Inc.	880	120,182
		368,403
Life Sciences Tools & Services – 0.7%
Bio-Rad Laboratories, Inc. Class A (a)	190	107,019
Pharmaceuticals – 8.2%
Eli Lilly & Co.	754	248,586

See accompanying notes which are an integral part of the financial statements.
Annual Report	64

Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Pharmaceuticals – continued
Johnson & Johnson	1,619	$ 282,548
Merck & Co., Inc.	2,361	210,932
Organon & Co.	3,539	112,257
Pfizer, Inc.	4,180	211,132
Zoetis, Inc.	737	134,539
		1,199,994
TOTAL HEALTH CARE		2,071,982
INDUSTRIALS – 8.9%
Air Freight & Logistics – 0.9%
Expeditors International of Washington, Inc.	1,267	134,619
Building Products – 0.8%
AO Smith Corp.	1,850	117,049
Commercial Services & Supplies – 2.3%
Republic Services, Inc.	1,129	156,547
Waste Management, Inc.	1,052	173,117
		329,664
Electrical Equipment – 0.9%
Atkore, Inc. (a)	1,317	130,739
Machinery – 1.9%
Otis Worldwide Corp.	1,791	140,002
Snap-on, Inc.	637	142,720
		282,722
Road & Rail – 2.1%
Old Dominion Freight Line, Inc.	442	134,152
Union Pacific Corp.	781	177,521
		311,673
TOTAL INDUSTRIALS		1,306,466
INFORMATION TECHNOLOGY – 27.2%
IT Services – 7.1%
Accenture PLC Class A	399	122,198
Akamai Technologies, Inc. (a)	563	54,172
Amdocs Ltd.	796	69,300
Automatic Data Processing, Inc.	437	105,369
Cognizant Technology Solutions Corp. Class A	863	58,649
Concentrix Corp.	305	40,797
Gartner, Inc. (a)	229	60,795
Mastercard, Inc. Class A	465	164,512
Paychex, Inc.	603	77,353
The Western Union Co.	3,244	55,213
VeriSign, Inc. (a)	299	56,559
Visa, Inc. Class A	863	183,051
		1,047,968
Semiconductors & Semiconductor Equipment – 3.6%
Applied Materials, Inc.	757	80,227

	Shares	Value

Intel Corp.	2,680	$ 97,311
KLA Corp.	210	80,543
Lam Research Corp.	150	75,076
Micron Technology, Inc.	1,113	68,850
Texas Instruments, Inc.	666	119,141
		521,148
Software – 9.0%
Adobe, Inc. (a)	287	117,705
Dolby Laboratories, Inc. Class A	701	54,257
Fortinet, Inc. (a)	1,220	72,773
Intuit, Inc.	212	96,708
Microsoft Corp.	2,934	823,691
Oracle Corp.	1,293	100,647
VMware, Inc. Class A	518	60,192
		1,325,973
Technology Hardware, Storage & Peripherals – 7.5%
Apple, Inc.	6,027	979,448
HP, Inc.	1,952	65,177
Seagate Technology Holdings PLC	609	48,708
		1,093,333
TOTAL INFORMATION TECHNOLOGY		3,988,422
MATERIALS – 2.9%
Construction Materials – 0.8%
Eagle Materials, Inc.	951	120,254
Metals & Mining – 1.2%
Nucor Corp.	1,301	176,676
Paper & Forest Products – 0.9%
Louisiana-Pacific Corp.	1,983	126,178
TOTAL MATERIALS		423,108
REAL ESTATE – 3.0%
Equity Real Estate Investment Trusts (REITs) – 3.0%
Extra Space Storage, Inc.	832	157,681
Public Storage	491	160,267
STAG Industrial, Inc.	3,829	125,515
TOTAL REAL ESTATE		443,463
UTILITIES – 3.0%
Electric Utilities – 1.5%
Exelon Corp.	4,587	213,250
See accompanying notes which are an integral part of the financial statements.
65	Annual Report

Fidelity® U.S. Multifactor ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
UTILITIES – continued
Gas Utilities – 1.5%
National Fuel Gas Co.	3,047	$ 220,420
TOTAL UTILITIES		433,670
TOTAL COMMON STOCKS (Cost $14,548,443)		14,654,488
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $14,548,443)		14,654,488
NET OTHER ASSETS (LIABILITIES) – 0.1%		21,899
NET ASSETS – 100.0%		$ 14,676,387

Legend
(a)	Non-income producing.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 2.01%	$7,306	$272,079	$279,385	$8	$—	$—	$—	0.0%
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.
Investment Valuation
The following is a summary of the inputs used, as of July 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Equities:
Communication Services	$ 1,177,185	$ 1,177,185	$ —	$ —
Consumer Discretionary	1,772,781	1,772,781	—	—
Consumer Staples	836,377	836,377	—	—
Energy	549,214	549,214	—	—
Financials	1,651,820	1,651,820	—	—
Health Care	2,071,982	2,071,982	—	—
Industrials	1,306,466	1,306,466	—	—
Information Technology	3,988,422	3,988,422	—	—
Materials	423,108	423,108	—	—
Real Estate	443,463	443,463	—	—
Utilities	433,670	433,670	—	—
Total Investments in Securities:	$ 14,654,488	$ 14,654,488	$ —	$ —
See accompanying notes which are an integral part of the financial statements.
Annual Report	66

Fidelity® Value Factor ETF
Schedule of Investments July 31, 2022
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
COMMUNICATION SERVICES – 7.7%
Diversified Telecommunication Services – 1.4%
AT&T, Inc.	160,861	$3,020,970
Verizon Communications, Inc.	84,775	3,915,757
		6,936,727
Entertainment – 0.1%
Warner Bros Discovery, Inc. (a)	38,881	583,215
Interactive Media & Services – 4.9%
Alphabet, Inc. Class A (a)	161,080	18,736,825
Meta Platforms, Inc. Class A (a)	37,588	5,980,251
		24,717,076
Media – 1.3%
Comcast Corp. Class A	92,806	3,482,081
Fox Corp. Class A	47,238	1,564,050
Paramount Global Class B	59,068	1,396,959
		6,443,090
TOTAL COMMUNICATION SERVICES		38,680,108
CONSUMER DISCRETIONARY – 10.9%
Automobiles – 1.2%
Ford Motor Co.	216,044	3,173,686
General Motors Co.	80,675	2,925,276
		6,098,962
Hotels, Restaurants & Leisure – 2.7%
Booking Holdings, Inc. (a)	1,880	3,639,097
McDonald's Corp.	22,252	5,860,509
Starbucks Corp.	49,505	4,197,034
		13,696,640
Household Durables – 2.5%
D.R. Horton, Inc.	41,527	3,240,352
Lennar Corp. Class A	38,379	3,262,215
PulteGroup, Inc.	65,556	2,859,553
Toll Brothers, Inc.	58,178	2,861,194
		12,223,314
Internet & Direct Marketing Retail – 3.7%
Amazon.com, Inc. (a)	136,033	18,357,653
Multiline Retail – 0.8%
Kohl's Corp.	58,130	1,693,908
Macy's, Inc.	135,289	2,387,851
		4,081,759
TOTAL CONSUMER DISCRETIONARY		54,458,328
CONSUMER STAPLES – 5.9%
Food & Staples Retailing – 1.1%
The Kroger Co.	66,865	3,105,211
Walgreens Boots Alliance, Inc.	62,244	2,466,107
		5,571,318
Food Products – 1.3%
Archer-Daniels-Midland Co.	41,870	3,465,580

	Shares	Value

Tyson Foods, Inc. Class A	32,839	$ 2,890,160
		6,355,740
Household Products – 1.9%
Kimberly-Clark Corp.	23,556	3,104,446
The Procter & Gamble Co.	47,143	6,548,634
		9,653,080
Tobacco – 1.6%
Altria Group, Inc.	75,681	3,319,369
Philip Morris International, Inc.	45,316	4,402,449
		7,721,818
TOTAL CONSUMER STAPLES		29,301,956
ENERGY – 4.5%
Oil, Gas & Consumable Fuels – 4.5%
APA Corp.	39,970	1,485,685
Chevron Corp.	33,906	5,553,125
ConocoPhillips	30,399	2,961,775
Exxon Mobil Corp.	69,814	6,767,071
Marathon Oil Corp.	68,519	1,699,271
Occidental Petroleum Corp.	41,901	2,754,991
PDC Energy, Inc.	21,221	1,394,007
TOTAL ENERGY		22,615,925
FINANCIALS – 10.9%
Banks – 3.9%
Bank of America Corp.	152,490	5,155,687
Citigroup, Inc.	68,061	3,532,366
JPMorgan Chase & Co.	56,711	6,542,181
Wells Fargo & Co.	101,628	4,458,420
		19,688,654
Capital Markets – 1.4%
Goldman Sachs Group, Inc.	12,101	4,034,352
Raymond James Financial, Inc.	28,061	2,763,167
		6,797,519
Consumer Finance – 2.0%
Ally Financial, Inc.	61,862	2,045,777
Capital One Financial Corp.	24,189	2,656,678
Discover Financial Services	27,702	2,797,902
Synchrony Financial	72,709	2,434,297
		9,934,654
Diversified Financial Services – 1.9%
Berkshire Hathaway, Inc. Class B (a)	32,383	9,734,330
Insurance – 0.6%
MetLife, Inc.	50,166	3,172,999
Thrifts & Mortgage Finance – 1.1%
Essent Group Ltd.	62,934	2,628,124
MGIC Investment Corp.	186,346	2,634,932
		5,263,056
TOTAL FINANCIALS		54,591,212

See accompanying notes which are an integral part of the financial statements.
67	Annual Report

Fidelity® Value Factor ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
HEALTH CARE – 14.2%
Biotechnology – 3.1%
Gilead Sciences, Inc.	86,555	$ 5,171,661
Moderna, Inc. (a)	32,622	5,352,944
Regeneron Pharmaceuticals, Inc. (a)	8,778	5,106,075
		15,630,680
Health Care Providers & Services – 3.4%
CVS Health Corp.	59,342	5,677,843
Elevance Health, Inc.	13,315	6,352,586
Laboratory Corp. of America Holdings	17,790	4,664,360
		16,694,789
Life Sciences Tools & Services – 0.9%
Bio-Rad Laboratories, Inc. Class A (a)	7,669	4,319,641
Pharmaceuticals – 6.8%
Bristol-Myers Squibb Co.	100,434	7,410,021
Johnson & Johnson	60,547	10,566,662
Merck & Co., Inc.	90,792	8,111,357
Pfizer, Inc.	158,519	8,006,795
		34,094,835
TOTAL HEALTH CARE		70,739,945
INDUSTRIALS – 9.0%
Aerospace & Defense – 1.5%
Lockheed Martin Corp.	8,879	3,674,219
Northrop Grumman Corp.	7,880	3,773,732
		7,447,951
Air Freight & Logistics – 1.3%
FedEx Corp.	12,157	2,833,675
United Parcel Service, Inc. Class B	19,133	3,728,830
		6,562,505
Building Products – 1.0%
Builders FirstSource, Inc. (a)	34,534	2,348,312
Owens Corning	26,192	2,429,046
		4,777,358
Electrical Equipment – 0.4%
Atkore, Inc. (a)	22,296	2,213,324
Industrial Conglomerates – 0.6%
3M Co.	20,976	3,004,602
Machinery – 1.9%
Caterpillar, Inc.	18,075	3,583,369
Cummins, Inc.	11,648	2,577,819
Deere & Co.	9,642	3,308,941
		9,470,129
Professional Services – 0.3%
ManpowerGroup, Inc.	21,721	1,703,144
Road & Rail – 2.0%
CSX Corp.	92,946	3,004,944
Norfolk Southern Corp.	11,213	2,816,369

	Shares	Value

Union Pacific Corp.	17,398	$ 3,954,566
		9,775,879
TOTAL INDUSTRIALS		44,954,892
INFORMATION TECHNOLOGY – 27.6%
IT Services – 7.5%
Accenture PLC Class A	20,522	6,285,068
Amdocs Ltd.	57,169	4,977,133
Cognizant Technology Solutions Corp. Class A	56,507	3,840,216
International Business Machines Corp.	42,619	5,574,139
PayPal Holdings, Inc. (a)	49,570	4,289,292
The Western Union Co.	234,717	3,994,883
Visa, Inc. Class A	40,084	8,502,217
		37,462,948
Semiconductors & Semiconductor Equipment – 2.6%
Intel Corp.	141,039	5,121,126
Micron Technology, Inc.	66,630	4,121,732
Qorvo, Inc. (a)	34,677	3,608,835
		12,851,693
Software – 7.0%
Microsoft Corp.	110,891	31,131,539
VMware, Inc. Class A	35,532	4,128,819
		35,260,358
Technology Hardware, Storage & Peripherals – 10.5%
Apple, Inc.	225,461	36,639,667
DELL Technologies, Inc. Class C	76,058	3,427,174
Hewlett Packard Enterprise Co.	270,905	3,857,687
HP, Inc.	128,334	4,285,072
Western Digital Corp. (a)	85,882	4,216,806
		52,426,406
TOTAL INFORMATION TECHNOLOGY		138,001,405
MATERIALS – 3.0%
Chemicals – 0.9%
Dow, Inc.	28,948	1,540,323
LyondellBasell Industries N.V. Class A	15,274	1,361,219
The Mosaic Co.	32,459	1,709,291
		4,610,833
Containers & Packaging – 0.3%
International Paper Co.	29,986	1,282,501
Metals & Mining – 1.6%
Cleveland-Cliffs, Inc. (a)	69,277	1,226,896
Freeport-McMoRan, Inc.	50,032	1,578,510
Nucor Corp.	14,272	1,938,137
Steel Dynamics, Inc.	22,623	1,761,879
United States Steel Corp. (b)	57,434	1,358,314
		7,863,736

See accompanying notes which are an integral part of the financial statements.
Annual Report	68

Common Stocks – continued
	Shares	Value
MATERIALS – continued
Paper & Forest Products – 0.2%
Louisiana-Pacific Corp.	18,407	$ 1,171,238
TOTAL MATERIALS		14,928,308
REAL ESTATE – 3.3%
Equity Real Estate Investment Trusts (REITs) – 2.9%
Gaming and Leisure Properties, Inc.	24,708	1,284,569
Highwoods Properties, Inc.	23,816	847,135
Kilroy Realty Corp.	15,844	858,428
Kimco Realty Corp.	47,978	1,060,794
Medical Properties Trust, Inc.	51,105	881,050
Omega Healthcare Investors, Inc.	36,966	1,145,946
Prologis, Inc.	15,670	2,077,215
Realty Income Corp.	21,297	1,575,765
Simon Property Group, Inc.	10,844	1,178,092
SL Green Realty Corp.	14,116	700,859
VICI Properties, Inc.	42,076	1,438,578
Weyerhaeuser Co.	32,936	1,196,236
		14,244,667
Real Estate Management & Development – 0.4%
CBRE Group, Inc. Class A (a)	13,735	1,175,991
Jones Lang LaSalle, Inc. (a)	4,436	845,812
		2,021,803
TOTAL REAL ESTATE		16,266,470
UTILITIES – 2.8%
Electric Utilities – 2.4%
American Electric Power Co., Inc.	19,126	1,885,058
Duke Energy Corp.	20,718	2,277,530
Exelon Corp.	38,632	1,796,002
NRG Energy, Inc.	32,082	1,211,095
PG&E Corp. (a)	114,359	1,241,939
PPL Corp.	48,078	1,398,108

	Shares	Value

The Southern Co.	30,110	$ 2,315,158
		12,124,890
Multi-Utilities – 0.4%
Sempra Energy	12,432	2,061,226
TOTAL UTILITIES		14,186,116
TOTAL COMMON STOCKS (Cost $503,936,690)		498,724,665
Money Market Funds – 0.3%

Fidelity Cash Central Fund, 2.01% (c)	474,391	474,486
Fidelity Securities Lending Cash Central Fund, 2.01% (c)(d)	834,292	834,375
TOTAL MONEY MARKET FUNDS (Cost $1,308,861)		1,308,861
TOTAL INVESTMENT IN SECURITIES – 100.1% (Cost $505,245,551)		500,033,526
NET OTHER ASSETS (LIABILITIES) – (0.1%)		(360,549)
NET ASSETS – 100.0%		$ 499,672,977

Legend
(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.
(d)	Investment made with cash collateral received from securities on loan.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini S&P 500 Index Contracts (United States)	31	September 2022	$640,693	$59,075	$59,075
The notional amount of futures purchased as a percentage of Net Assets is 0.1%
Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
See accompanying notes which are an integral part of the financial statements.
69	Annual Report

Fidelity® Value Factor ETF
Schedule of Investments–continued
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 2.01%	$ 647,052	$16,563,639	$16,736,205	$ 2,494	$—	$—	$ 474,486	0.0%
Fidelity Securities Lending Cash Central Fund, 2.01%	3,639,908	72,851,375	75,656,908	18,946	—	—	$ 834,375	0.0%
Total	$4,286,960	$89,415,014	$92,393,113	$21,440	$—	$—	$1,308,861
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.
Investment Valuation
The following is a summary of the inputs used, as of July 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Equities:
Communication Services	$ 38,680,108	$ 38,680,108	$ —	$ —
Consumer Discretionary	54,458,328	54,458,328	—	—
Consumer Staples	29,301,956	29,301,956	—	—
Energy	22,615,925	22,615,925	—	—
Financials	54,591,212	54,591,212	—	—
Health Care	70,739,945	70,739,945	—	—
Industrials	44,954,892	44,954,892	—	—
Information Technology	138,001,405	138,001,405	—	—
Materials	14,928,308	14,928,308	—	—
Real Estate	16,266,470	16,266,470	—	—
Utilities	14,186,116	14,186,116	—	—
Money Market Funds	1,308,861	1,308,861	—	—
Total Investments in Securities:	$ 500,033,526	$ 500,033,526	$ —	$ —

Derivative Instruments:
Assets
Futures Contracts	$ 59,075	$ 59,075	$ —	$ —
Total Assets	$ 59,075	$ 59,075	—	$ —
Total Derivative Instruments:	$ 59,075	$ 59,075	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$59,075	$0
Total Equity Risk	59,075	0
Total Value of Derivatives	$59,075	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Annual Report	70

[THIS PAGE INTENTIONALLY LEFT BLANK]
71

Financial Statements
Statements of Assets and Liabilities
July 31, 2022
	Fidelity Dividend ETF For Rising Rates	Fidelity High Dividend ETF	Fidelity Low Volatility Factor ETF	Fidelity Momentum Factor ETF
Assets
Investments in securities, at value (including securities loaned of $16,178,663, $15,732,727, $1,713,449 and $995,227, respectively) – See accompanying schedule:
Unaffiliated issuers	$610,774,145	$1,274,012,654	$443,345,227	$116,467,279
Fidelity Central Funds	18,216,163	18,802,750	2,875,458	1,185,130
Total Investments in Securities	$628,990,308	$1,292,815,404	$446,220,685	$117,652,409
Segregated cash with brokers for derivative instruments	52,500	189,000	73,500	10,500
Cash	—	—	—	9,291
Foreign currency held at value (cost $959,291, $15,447, $— and $—, respectively)	936,810	15,441	—	—
Receivable for fund shares sold	—	—	—	—
Dividends receivable	1,139,326	3,045,175	398,028	100,021
Receivable for daily variation margin on futures contracts	15,000	54,000	21,000	3,000
Distributions receivable from Fidelity Central Funds	17,960	12,936	1,523	4,266
Total assets	631,151,904	1,296,131,956	446,714,736	117,779,487
Liabilities
Payable for investments purchased	2,314,313	1,731,023	—	—
Accrued management fees	142,873	287,388	103,316	26,268
Collateral on securities loaned, at value	16,551,925	16,059,350	1,748,660	1,004,850
Total liabilities	19,009,111	18,077,761	1,851,976	1,031,118
Net Assets	$612,142,793	$1,278,054,195	$444,862,760	$116,748,369
Net Assets consist of:
Paid in capital	$609,109,222	$1,279,276,536	$465,736,372	$136,421,010
Total accumulated earnings (loss)	3,033,571	(1,222,341)	(20,873,612)	(19,672,641)
Net Assets	$612,142,793	$1,278,054,195	$444,862,760	$116,748,369
Shares outstanding	14,900,000	33,250,000	9,350,000	2,550,000
Net Asset Value per share	$ 41.08	$ 38.44	$ 47.58	$ 45.78
Investments at cost – Unaffiliated issuers	$569,049,523	$1,222,338,336	$431,452,966	$109,660,524
Investments at cost – Fidelity Central Funds	18,216,163	18,802,750	2,875,458	1,185,130
Investments at cost	$587,265,686	$1,241,141,086	$434,328,424	$110,845,654
See accompanying notes which are an integral part of the financial statements.
Annual Report	72

Statements of Assets and Liabilities
July 31, 2022
	Fidelity Quality Factor ETF	Fidelity Small-Mid Multifactor ETF	Fidelity Stocks for Inflation ETF	Fidelity U.S. Multifactor ETF
Assets
Investments in securities, at value (including securities loaned of $3,519,772, $1,024,664, $— and $—, respectively) – See accompanying schedule:
Unaffiliated issuers	$266,108,712	$71,837,640	$260,064,683	$14,654,488
Fidelity Central Funds	3,815,956	1,113,599	111,694	—
Total Investments in Securities	$269,924,668	$72,951,239	$260,176,377	$14,654,488
Segregated cash with brokers for derivative instruments	17,850	5,500	—	—
Cash	14,778	10,931	25,787	8,287
Foreign currency held at value (cost $—, $40, $— and $—, respectively)	—	42	—	—
Receivable for fund shares sold	2,378,688	—	—	—
Dividends receivable	309,563	29,495	236,761	16,980
Receivable for daily variation margin on futures contracts	5,100	625	—	—
Distributions receivable from Fidelity Central Funds	7,774	1,114	141	—
Total assets	272,658,421	72,998,946	260,439,066	14,679,755
Liabilities
Payable for investments purchased	2,359,777	—	—	—
Accrued management fees	60,560	15,891	60,337	3,368
Collateral on securities loaned, at value	3,524,275	1,034,050	—	—
Total liabilities	5,944,612	1,049,941	60,337	3,368
Net Assets	$266,713,809	$71,949,005	$260,378,729	$14,676,387
Net Assets consist of:
Paid in capital	$282,932,222	$79,548,331	$281,279,573	$14,977,116
Total accumulated earnings (loss)	(16,218,413)	(7,599,326)	(20,900,844)	(300,729)
Net Assets	$266,713,809	$71,949,005	$260,378,729	$14,676,387
Shares outstanding	5,550,000	2,200,000	8,200,000	600,000
Net Asset Value per share	$ 48.06	$ 32.70	$ 31.75	$ 24.46
Investments at cost – Unaffiliated issuers	$263,912,490	$73,612,535	$274,088,935	$14,548,443
Investments at cost – Fidelity Central Funds	3,815,956	1,113,599	111,694	—
Investments at cost	$267,728,446	$74,726,134	$274,200,629	$14,548,443
See accompanying notes which are an integral part of the financial statements.
73	Annual Report

Financial Statements  – continued
Statements of Assets and Liabilities
July 31, 2022
Fidelity Value Factor ETF
Assets
Investments in securities, at value (including securities loaned of $886,875) – See accompanying schedule:
Unaffiliated issuers	$498,724,665
Fidelity Central Funds	1,308,861
Total Investments in Securities	$500,033,526
Segregated cash with brokers for derivative instruments	32,550
Cash	—
Foreign currency held at value (cost $—)	—
Receivable for fund shares sold	—
Dividends receivable	545,998
Receivable for daily variation margin on futures contracts	9,300
Distributions receivable from Fidelity Central Funds	530
Total assets	500,621,904
Liabilities
Payable for investments purchased	—
Accrued management fees	114,552
Collateral on securities loaned, at value	834,375
Total liabilities	948,927
Net Assets	$499,672,977
Net Assets consist of:
Paid in capital	$542,074,216
Total accumulated earnings (loss)	(42,401,239)
Net Assets	$499,672,977
Shares outstanding	10,800,000
Net Asset Value per share	$ 46.27
Investments at cost – Unaffiliated issuers	$503,936,690
Investments at cost – Fidelity Central Funds	1,308,861
Investments at cost	$505,245,551
See accompanying notes which are an integral part of the financial statements.
Annual Report	74

Statements of Operations
For the year ended July 31, 2022
	Fidelity Dividend ETF For Rising Rates	Fidelity High Dividend ETF	Fidelity Low Volatility Factor ETF	Fidelity Momentum Factor ETF
Investment Income
Dividends	$ 16,000,940	$ 37,957,376	$ 7,402,653	$ 1,381,401
Non-Cash dividends	—	—	—	—
Interest	280	520	111	28
Income from Fidelity Central Funds (including $79,206, $62,843, $1,790 and $9,717, from security lending, respectively)	82,436	71,207	4,590	10,359
Total income	16,083,656	38,029,103	7,407,354	1,391,788
Expenses
Management fees	1,646,543	3,240,024	1,375,843	344,252
Independent trustees' fees and expenses	1,823	3,609	1,579	407
Interest	434	666	—	—
Total expenses before reductions	1,648,800	3,244,299	1,377,422	344,659
Expense reductions	(7)	(3)	(14)	(17)
Total expenses	1,648,793	3,244,296	1,377,408	344,642
Net investment income (loss)	14,434,863	34,784,807	6,029,946	1,047,146
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(11,470,096)	(18,937,886)	(7,423,941)	(13,764,660)
Net realized gain (loss) on In-kind redemptions	28,658,945	115,017,417	64,909,434	23,173,071
Net realized gain (loss) on futures contracts	(298,585)	(748,019)	(84,720)	(19,895)
Net realized gain (loss) on foreign currency transactions	(116,454)	(273,833)	—	—
Total net realized gain (loss)	16,773,810	95,057,679	57,400,773	9,388,516
Change in net unrealized appreciation (depreciation) on investment securities	(47,749,689)	(104,209,767)	(66,450,186)	(18,451,246)
Change in net unrealized appreciation (depreciation) on Fidelity Central Funds	—	—	—	—
Change in net unrealized appreciation (depreciation) on futures contracts	35,166	195,381	98,068	3,131
Change in net unrealized appreciation (depreciation) on assets and liabilities in foreign currencies	(26,397)	(15,491)	—	—
Total change in net unrealized appreciation (depreciation)	(47,740,920)	(104,029,877)	(66,352,118)	(18,448,115)
Net gain (loss)	(30,967,110)	(8,972,198)	(8,951,345)	(9,059,599)
Net increase (decrease) in net assets resulting from operations	$ (16,532,247)	$ 25,812,609	$ (2,921,399)	$ (8,012,453)
See accompanying notes which are an integral part of the financial statements.
75	Annual Report

Financial Statements  – continued
Statements of Operations
For the year ended July 31, 2022
	Fidelity Quality Factor ETF	Fidelity Small-Mid Multifactor ETF	Fidelity Stocks for Inflation ETF	Fidelity U.S. Multifactor ETF
Investment Income
Dividends	$ 4,013,771	$ 1,019,032	$ 3,126,298	$ 279,127
Non-Cash dividends	—	56,521	—	—
Interest	70	27	—	—
Income from Fidelity Central Funds (including $26,297, $4,504, $— and $—, from security lending, respectively)	27,769	5,229	539	8
Total income	4,041,610	1,080,809	3,126,837	279,135
Expenses
Management fees	725,142	191,674	461,951	42,168
Independent trustees' fees and expenses	810	217	449	46
Interest	—	—	—	—
Total expenses before reductions	725,952	191,891	462,400	42,214
Expense reductions	(21)	(16)	(13)	(9)
Total expenses	725,931	191,875	462,387	42,205
Net investment income (loss)	3,315,679	888,934	2,664,450	236,930
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(4,455,052)	(4,409,380)	(6,951,751)	(337,879)
Net realized gain (loss) on In-kind redemptions	35,610,910	9,757,165	11,336,462	770,929
Net realized gain (loss) on futures contracts	(101,657)	(41,579)	—	—
Net realized gain (loss) on foreign currency transactions	—	(4)	—	—
Total net realized gain (loss)	31,054,201	5,306,202	4,384,711	433,050
Change in net unrealized appreciation (depreciation) on investment securities	(49,845,816)	(9,621,088)	(16,922,706)	(1,195,944)
Change in net unrealized appreciation (depreciation) on Fidelity Central Funds	(1)	—	—	—
Change in net unrealized appreciation (depreciation) on futures contracts	27,369	8,862	—	—
Change in net unrealized appreciation (depreciation) on assets and liabilities in foreign currencies	—	(1)	—	—
Total change in net unrealized appreciation (depreciation)	(49,818,448)	(9,612,227)	(16,922,706)	(1,195,944)
Net gain (loss)	(18,764,247)	(4,306,025)	(12,537,995)	(762,894)
Net increase (decrease) in net assets resulting from operations	$(15,448,568)	$ (3,417,091)	$ (9,873,545)	$ (525,964)
See accompanying notes which are an integral part of the financial statements.
Annual Report	76

Statements of Operations
For the year ended July 31, 2022
Fidelity Value Factor ETF
Investment Income
Dividends	$ 9,113,199
Non-Cash dividends	—
Interest	153
Income from Fidelity Central Funds (including $18,946 from security lending)	21,440
Total income	9,134,792
Expenses
Management fees	1,390,110
Independent trustees' fees and expenses	1,551
Interest	—
Total expenses before reductions	1,391,661
Expense reductions	(16)
Total expenses	1,391,645
Net investment income (loss)	7,743,147
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(13,045,847)
Net realized gain (loss) on In-kind redemptions	68,934,700
Net realized gain (loss) on futures contracts	(182,873)
Net realized gain (loss) on foreign currency transactions	—
Total net realized gain (loss)	55,705,980
Change in net unrealized appreciation (depreciation) on investment securities	(90,040,912)
Change in net unrealized appreciation (depreciation) on Fidelity Central Funds	—
Change in net unrealized appreciation (depreciation) on futures contracts	40,189
Change in net unrealized appreciation (depreciation) on assets and liabilities in foreign currencies	—
Total change in net unrealized appreciation (depreciation)	(90,000,723)
Net gain (loss)	(34,294,743)
Net increase (decrease) in net assets resulting from operations	$(26,551,596)
See accompanying notes which are an integral part of the financial statements.
77	Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity Dividend ETF For Rising Rates		Fidelity High Dividend ETF
	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2022	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,434,863	$ 8,784,728	$ 34,784,807	$ 21,768,395
Net realized gain (loss)	16,773,810	8,411,727	95,057,679	(873,727)
Change in net unrealized appreciation (depreciation)	(47,740,920)	90,284,912	(104,029,877)	217,287,166
Net increase (decrease) in net assets resulting from operations	(16,532,247)	107,481,367	25,812,609	238,181,834
Distributions to shareholders	(14,425,400)	(8,481,250)	(36,931,550)	(21,671,400)
Share transactions
Proceeds from sales of shares	291,688,328	124,130,292	758,176,457	317,619,142
Cost of shares redeemed	(138,676,589)	(15,358,454)	(521,124,909)	(2,802,769)
Net increase (decrease) in net assets resulting from share transactions	153,011,739	108,771,838	237,051,548	314,816,373
Total increase (decrease) in net assets	122,054,092	207,771,955	225,932,607	531,326,807
Net Assets
Beginning of year	490,088,701	282,316,746	1,052,121,588	520,794,781
End of year	$ 612,142,793	$490,088,701	$1,278,054,195	$1,052,121,588
Other Information
Shares
Sold	6,600,000	3,050,000	19,000,000	8,850,000
Redeemed	(3,200,000)	(450,000)	(13,400,000)	(100,000)
Net increase (decrease)	3,400,000	2,600,000	5,600,000	8,750,000

See accompanying notes which are an integral part of the financial statements.
Annual Report	78

Statements of Changes in Net Assets
	Fidelity Low Volatility Factor ETF		Fidelity Momentum Factor ETF
	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2022	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,029,946	$ 5,379,525	$ 1,047,146	$ 655,181
Net realized gain (loss)	57,400,773	26,847,966	9,388,516	15,466,576
Change in net unrealized appreciation (depreciation)	(66,352,118)	72,820,962	(18,448,115)	11,929,637
Net increase (decrease) in net assets resulting from operations	(2,921,399)	105,048,453	(8,012,453)	28,051,394
Distributions to shareholders	(5,937,600)	(5,363,100)	(999,550)	(712,000)
Share transactions
Proceeds from sales of shares	286,611,056	269,729,319	86,253,555	112,430,208
Cost of shares redeemed	(344,785,919)	(208,226,111)	(117,256,850)	(71,334,762)
Net increase (decrease) in net assets resulting from share transactions	(58,174,863)	61,503,208	(31,003,295)	41,095,446
Total increase (decrease) in net assets	(67,033,862)	161,188,561	(40,015,298)	68,434,840
Net Assets
Beginning of year	511,896,622	350,708,061	156,763,667	88,328,827
End of year	$ 444,862,760	$ 511,896,622	$ 116,748,369	$156,763,667
Other Information
Shares
Sold	5,950,000	6,300,000	1,700,000	2,500,000
Redeemed	(7,100,000)	(4,950,000)	(2,300,000)	(1,600,000)
Net increase (decrease)	(1,150,000)	1,350,000	(600,000)	900,000

See accompanying notes which are an integral part of the financial statements.
79	Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity Quality Factor ETF		Fidelity Small-Mid Multifactor ETF
	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2022	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,315,679	$ 2,456,845	$ 888,934	$ 529,744
Net realized gain (loss)	31,054,201	8,878,028	5,306,202	5,851,497
Change in net unrealized appreciation (depreciation)	(49,818,448)	43,078,149	(9,612,227)	6,938,993
Net increase (decrease) in net assets resulting from operations	(15,448,568)	54,413,022	(3,417,091)	13,320,234
Distributions to shareholders	(3,437,350)	(2,471,800)	(905,700)	(586,000)
Share transactions
Proceeds from sales of shares	184,056,355	107,535,102	67,940,474	56,891,867
Cost of shares redeemed	(144,177,423)	(60,777,523)	(59,607,816)	(20,803,647)
Net increase (decrease) in net assets resulting from share transactions	39,878,932	46,757,579	8,332,658	36,088,220
Total increase (decrease) in net assets	20,993,014	98,698,801	4,009,867	48,822,454
Net Assets
Beginning of year	245,720,795	147,021,994	67,939,138	19,116,684
End of year	$ 266,713,809	$245,720,795	$ 71,949,005	$ 67,939,138
Other Information
Shares
Sold	3,600,000	2,400,000	2,000,000	1,900,000
Redeemed	(2,850,000)	(1,450,000)	(1,800,000)	(700,000)
Net increase (decrease)	750,000	950,000	200,000	1,200,000

See accompanying notes which are an integral part of the financial statements.
Annual Report	80

Statements of Changes in Net Assets
	Fidelity Stocks for Inflation ETF		Fidelity U.S. Multifactor ETF
	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2022	Year ended July 31, 2021A
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,664,450	$ 166,284	$ 236,930	$ 98,616
Net realized gain (loss)	4,384,711	448,093	433,050	555,355
Change in net unrealized appreciation (depreciation)	(16,922,706)	3,036,951	(1,195,944)	1,301,989
Net increase (decrease) in net assets resulting from operations	(9,873,545)	3,651,328	(525,964)	1,955,960
Distributions to shareholders	(2,544,600)	(220,000)	(235,000)	(135,400)
Share transactions
Proceeds from sales of shares	327,785,389	43,042,176	9,088,569	14,155,302
Cost of shares redeemed	(101,071,269)	(4,000,783)	(5,142,624)	(4,484,456)
Net increase (decrease) in net assets resulting from share transactions	226,714,120	39,041,393	3,945,945	9,670,846
Total increase (decrease) in net assets	214,295,975	42,472,721	3,184,981	11,491,406
Net Assets
Beginning of year	46,082,754	3,610,033	11,491,406	—
End of year	$ 260,378,729	$46,082,754	$14,676,387	$11,491,406
Other Information
Shares
Sold	9,900,000	1,500,000	350,000	650,000
Redeemed	(3,200,000)	(150,000)	(200,000)	(200,000)
Net increase (decrease)	6,700,000	1,350,000	150,000	450,000

A	For the period September 15, 2020 (commencement of operations) to July 31, 2021.
See accompanying notes which are an integral part of the financial statements.
81	Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity Value Factor ETF
	Year ended July 31, 2022	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,743,147	$ 4,474,089
Net realized gain (loss)	55,705,980	4,981,984
Change in net unrealized appreciation (depreciation)	(90,000,723)	90,885,205
Net increase (decrease) in net assets resulting from operations	(26,551,596)	100,341,278
Distributions to shareholders	(7,920,650)	(4,318,450)
Share transactions
Proceeds from sales of shares	409,246,223	236,163,931
Cost of shares redeemed	(325,370,322)	(71,833,308)
Net increase (decrease) in net assets resulting from share transactions	83,875,901	164,330,623
Total increase (decrease) in net assets	49,403,655	260,353,451
Net Assets
Beginning of year	450,269,322	189,915,871
End of year	$ 499,672,977	$450,269,322
Other Information
Shares
Sold	8,250,000	5,450,000
Redeemed	(6,650,000)	(1,700,000)
Net increase (decrease)	1,600,000	3,750,000
See accompanying notes which are an integral part of the financial statements.
Annual Report	82

Financial Highlights
	Fidelity Dividend ETF For Rising Rates
	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018
Selected Per-Share Data
Net asset value, beginning of period	$ 42.62	$ 31.72	$ 32.31	$ 31.54	$ 28.50
Income from Investment Operations
Net investment income (loss)A,B	1.08	0.93	1.01	1.07	0.93
Net realized and unrealized gain (loss)	(1.54)	10.85	(0.56)	0.79	3.03
Total from investment operations	(0.46)	11.78	0.45	1.86	3.96
Distributions from net investment income	(1.08)	(0.88)	(1.04)	(1.09)	(0.92)
Total distributions	(1.08)	(0.88)	(1.04)	(1.09)	(0.92)
Net asset value, end of period	$ 41.08	$ 42.62	$ 31.72	$ 32.31	$ 31.54
Total ReturnC,D	(1.06)%	37.57%	1.86%	6.09%	14.04%
Ratios to Average Net AssetsA,E,F
Expenses before reductions	.29%	.29%	.29%	.29%	.30%
Expenses net of fee waivers, if any	.29%	.29%	.29%	.29%	.30%
Expenses net of all reductions	.29%	.29%	.29%	.29%	.30%
Net investment income (loss)	2.54%	2.44%	3.15%	3.42%	3.08%
Supplemental Data
Net assets, end of period (000 omitted)	$612,143	$490,089	$282,317	$360,229	$346,896
Portfolio turnover rateG,H	28%	32%	35%	35%	38%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
F	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
H	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
83	Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity High Dividend ETF
	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018
Selected Per-Share Data
Net asset value, beginning of period	$ 38.05	$ 27.56	$ 30.12	$ 30.15	$ 26.98
Income from Investment Operations
Net investment income (loss)A,B	1.21	1.02	1.10	1.23	1.09
Net realized and unrealized gain (loss)	0.44 C	10.48	(2.52)	(0.03)	3.21
Total from investment operations	1.65	11.50	(1.42)	1.20	4.30
Distributions from net investment income	(1.26)	(1.01)	(1.14)	(1.23)	(1.12)
Distributions from net realized gain	—	—	—	—	(0.01)
Total distributions	(1.26)	(1.01)	(1.14)	(1.23)	(1.13)
Net asset value, end of period	$ 38.44	$ 38.05	$ 27.56	$ 30.12	$ 30.15
Total ReturnD,E	4.43%	42.42%	(4.54)%	4.16%	16.23%
Ratios to Average Net AssetsA,F,G
Expenses before reductions	.29%	.29%	.29%	.29%	.30%
Expenses net of fee waivers, if any	.29%	.29%	.29%	.29%	.30%
Expenses net of all reductions	.29%	.29%	.29%	.29%	.30%
Net investment income (loss)	3.11%	3.04%	3.85%	4.15%	3.80%
Supplemental Data
Net assets, end of period (000 omitted)	$1,278,054	$1,052,122	$520,795	$362,952	$171,835
Portfolio turnover rateH,I	38%	32%	49%	50%	53%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of share transactions in relation to fluctuating market values of the investments of a Fund.
D	Based on net asset value.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
G	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
H	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
I	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
Annual Report	84

Financial Highlights
	Fidelity Low Volatility Factor ETF
	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018
Selected Per-Share Data
Net asset value, beginning of period	$ 48.75	$ 38.33	$ 36.37	$ 32.40	$ 28.19
Income from Investment Operations
Net investment income (loss)A,B	0.62	0.56	0.62	0.62	0.53
Net realized and unrealized gain (loss)	(1.17)	10.43	1.95	3.92	4.20
Total from investment operations	(0.55)	10.99	2.57	4.54	4.73
Distributions from net investment income	(0.62)	(0.57)	(0.61)	(0.57)	(0.52)
Total distributions	(0.62)	(0.57)	(0.61)	(0.57)	(0.52)
Net asset value, end of period	$ 47.58	$ 48.75	$ 38.33	$ 36.37	$ 32.40
Total ReturnC,D	(1.12)%	28.90%	7.29%	14.20%	16.89%
Ratios to Average Net AssetsA,E,F
Expenses before reductions	.29%	.29%	.29%	.29%	.30%
Expenses net of fee waivers, if any	.29%	.29%	.29%	.29%	.30%
Expenses net of all reductions	.29%	.29%	.29%	.29%	.30%
Net investment income (loss)	1.27%	1.31%	1.69%	1.83%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$444,863	$511,897	$350,708	$245,502	$66,420
Portfolio turnover rateG,H	28%	46%	31%	36%	31%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
F	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
H	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
85	Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity Momentum Factor ETF
	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018
Selected Per-Share Data
Net asset value, beginning of period	$ 49.77	$ 39.26	$ 35.80	$ 33.58	$ 28.60
Income from Investment Operations
Net investment income (loss)A,B	0.43	0.25	0.42	0.40	0.36
Net realized and unrealized gain (loss)	(4.01)	10.54	3.47	2.22	4.97
Total from investment operations	(3.58)	10.79	3.89	2.62	5.33
Distributions from net investment income	(0.41)	(0.28)	(0.43)	(0.40)	(0.35)
Total distributions	(0.41)	(0.28)	(0.43)	(0.40)	(0.35)
Net asset value, end of period	$ 45.78	$ 49.77	$ 39.26	$ 35.80	$ 33.58
Total ReturnC,D	(7.20)%	27.58%	11.06%	7.91%	18.72%
Ratios to Average Net AssetsA,E,F
Expenses before reductions	.29%	.29%	.29%	.29%	.30%
Expenses net of fee waivers, if any	.29%	.29%	.29%	.29%	.30%
Expenses net of all reductions	.29%	.29%	.29%	.29%	.30%
Net investment income (loss)	.88%	.55%	1.18%	1.18%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$116,748	$156,764	$88,329	$121,736	$95,702
Portfolio turnover rateG,H	123%	128%	138%	133%	125%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
F	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
H	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
Annual Report	86

Financial Highlights
	Fidelity Quality Factor ETF
	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018
Selected Per-Share Data
Net asset value, beginning of period	$ 51.19	$ 38.19	$ 35.28	$ 33.47	$ 29.11
Income from Investment Operations
Net investment income (loss)A,B	0.67	0.62	0.62	0.58	0.53
Net realized and unrealized gain (loss)	(3.10)	13.00	2.90	1.77	4.38
Total from investment operations	(2.43)	13.62	3.52	2.35	4.91
Distributions from net investment income	(0.70)	(0.62)	(0.61)	(0.54)	(0.55)
Total distributions	(0.70)	(0.62)	(0.61)	(0.54)	(0.55)
Net asset value, end of period	$ 48.06	$ 51.19	$ 38.19	$ 35.28	$ 33.47
Total ReturnC,D	(4.79)%	36.00%	10.26%	7.14%	16.95%
Ratios to Average Net AssetsA,E,F
Expenses before reductions	.29%	.29%	.29%	.29%	.30%
Expenses net of fee waivers, if any	.29%	.29%	.29%	.29%	.30%
Expenses net of all reductions	.29%	.29%	.29%	.29%	.30%
Net investment income (loss)	1.33%	1.39%	1.74%	1.72%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$266,714	$245,721	$147,022	$162,282	$65,259
Portfolio turnover rateG,H	38%	35%	41%	29%	30%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
F	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
H	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
87	Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity Small-Mid Multifactor ETF
	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019A
Selected Per-Share Data
Net asset value, beginning of period	$ 33.97	$ 23.90	$ 25.50	$24.85
Income from Investment Operations
Net investment income (loss)B,C	0.45	0.38	0.31	0.18
Net realized and unrealized gain (loss)	(1.26)	10.11	(1.58)	0.64
Total from investment operations	(0.81)	10.49	(1.27)	0.82
Distributions from net investment income	(0.46)	(0.42)	(0.33)	(0.17)
Total distributions	(0.46)	(0.42)	(0.33)	(0.17)
Net asset value, end of period	$ 32.70	$ 33.97	$ 23.90	$25.50
Total ReturnD,E,F	(2.35)%	44.21%	(4.90)%	3.35%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.29%	.29%	.29%	.29% I
Expenses net of fee waivers, if any	.29%	.29%	.29%	.29% I
Expenses net of all reductions	.29%	.29%	.29%	.29% I
Net investment income (loss)	1.35%	1.23%	1.32%	1.70% I
Supplemental Data
Net assets, end of period (000 omitted)	$71,949	$67,939	$19,117	$7,650
Portfolio turnover rateJ,K	60%	61%	52%	2% L

A	For the period February 26, 2019 (commencement of operations) to July 31, 2019.
B	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
C	Calculated based on average shares outstanding during the period.
D	Based on net asset value.
E	Total returns for periods of less than one year are not annualized.
F	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
G	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
H	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
I	Annualized.
J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
K	Portfolio turnover rate excludes securities received or delivered in-kind.
L	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
Annual Report	88

Financial Highlights
	Fidelity Stocks for Inflation ETF
	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020A
Selected Per-Share Data
Net asset value, beginning of period	$ 30.72	$ 24.07	$24.94
Income from Investment Operations
Net investment income (loss)B,C	0.54	0.39	0.38
Net realized and unrealized gain (loss)	1.00 D	7.08	(0.90)
Total from investment operations	1.54	7.47	(0.52)
Distributions from net investment income	(0.51)	(0.82)	(0.35)
Total distributions	(0.51)	(0.82)	(0.35)
Net asset value, end of period	$ 31.75	$ 30.72	$24.07
Total ReturnE,F,G	5.03%	31.78%	(1.88)%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	.29%	.29%	.29% J,K
Expenses net of fee waivers, if any	.29%	.29%	.29% J,K
Expenses net of all reductions	.29%	.29%	.29% J,K
Net investment income (loss)	1.68%	1.34%	2.16% J,K
Supplemental Data
Net assets, end of period (000 omitted)	$260,379	$46,083	$3,610
Portfolio turnover rateL,M	76%	52%	65% N

A	For the period November 5, 2019 (commencement of operations) to July 31, 2020.
B	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
C	Calculated based on average shares outstanding during the period.
D	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of share transactions in relation to fluctuating market values of the investments of a Fund.
E	Based on net asset value.
F	Total returns for periods of less than one year are not annualized.
G	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
H	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
I	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
J	Annualized.
K	Proxy expenses are not annualized.
L	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
M	Portfolio turnover rate excludes securities received or delivered in-kind.
N	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
89	Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity U.S. Multifactor ETF
	Year ended July 31, 2022	Year ended July 31, 2021A
Selected Per-Share Data
Net asset value, beginning of period	$ 25.54	$ 20.09
Income from Investment Operations
Net investment income (loss)B,C	0.41	0.31 D
Net realized and unrealized gain (loss)	(1.09)	5.62
Total from investment operations	(0.68)	5.93
Distributions from net investment income	(0.40)	(0.48)
Total distributions	(0.40)	(0.48)
Net asset value, end of period	$ 24.46	$ 25.54
Total ReturnE,F,G	(2.64)%	29.94%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	.29%	.29% J
Expenses net of fee waivers, if any	.29%	.29% J
Expenses net of all reductions	.29%	.29% J
Net investment income (loss)	1.63%	1.56% D,J
Supplemental Data
Net assets, end of period (000 omitted)	$14,676	$11,491
Portfolio turnover rateK,L	46%	30% M

A	For the period September 15, 2020 (commencement of operations) to July 31, 2021.
B	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
C	Calculated based on average shares outstanding during the period.
D	Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $0.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.33%.
E	Based on net asset value.
F	Total returns for periods of less than one year are not annualized.
G	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
H	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
I	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
J	Annualized.
K	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
L	Portfolio turnover rate excludes securities received or delivered in-kind.
M	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
Annual Report	90

Financial Highlights
	Fidelity Value Factor ETF
	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018
Selected Per-Share Data
Net asset value, beginning of period	$ 48.94	$ 34.85	$ 34.53	$ 33.90	$ 29.72
Income from Investment Operations
Net investment income (loss)A,B	0.79	0.64	0.73	0.70	0.58
Net realized and unrealized gain (loss)	(2.65)	14.07	0.28	0.59	4.18
Total from investment operations	(1.86)	14.71	1.01	1.29	4.76
Distributions from net investment income	(0.81)	(0.62)	(0.69)	(0.66)	(0.58)
Total distributions	(0.81)	(0.62)	(0.69)	(0.66)	(0.58)
Net asset value, end of period	$ 46.27	$ 48.94	$ 34.85	$ 34.53	$ 33.90
Total ReturnC,D	(3.86)%	42.56%	3.12%	3.95%	16.11%
Ratios to Average Net AssetsA,E,F
Expenses before reductions	.29%	.29%	.29%	.29%	.30%
Expenses net of fee waivers, if any	.29%	.29%	.29%	.29%	.30%
Expenses net of all reductions	.29%	.29%	.29%	.29%	.30%
Net investment income (loss)	1.61%	1.50%	2.13%	2.09%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$499,673	$450,269	$189,916	$136,403	$86,450
Portfolio turnover rateG,H	46%	42%	45%	31%	38%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
F	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
H	Portfolio turnover rate excludes securities received or delivered in-kind.
See accompanying notes which are an integral part of the financial statements.
91	Annual Report

Notes to Financial Statements
For the period ended July 31, 2022
1. Organization.
Fidelity Dividend ETF for Rising Rates, Fidelity High Dividend ETF, Fidelity Low Volatility Factor ETF, Fidelity Momentum Factor ETF, Fidelity Quality Factor ETF, Fidelity Small-Mid Multifactor ETF, Fidelity Stocks for Inflation ETF, Fidelity U.S. Multifactor ETF and Fidelity Value Factor ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.
Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
(a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund’s most recent annual or semi-annual shareholder report.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund’s Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund’s investments to the Fair Value Committee (the Committee) established by each Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund’s investments and ratifies the fair value determinations of the Committee.
Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)
Valuation techniques used to value each Fund’s investments by major category are as follows:
Annual Report	92

3. Significant Accounting Policies – continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2022 is included at the end of each Fund’s Schedule of Investments.
Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Investment Transactions and Income. For financial reporting purposes, the Funds’ investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the Cboe BZX Exchange, Inc. (CboeBZX) for Fidelity Stocks for Inflation ETF, and of the New York Stock Exchange, Archipelago Exchange (NYSE Arca) for all other funds; and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statements of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund’s expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2022, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a
93	Annual Report

Notes to Financial Statements  – continued
3. Significant Accounting Policies – continued

period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to futures transactions, redemptions in kind, passive foreign investment companies (PFIC), foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:
	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Dividend ETF for Rising Rates	$ 589,043,295	$ 77,187,822	$ (37,240,809)	$ 39,947,013
Fidelity High Dividend ETF	1,245,302,434	124,020,134	(76,507,164)	47,512,970
Fidelity Low Volatility Factor ETF	434,480,629	38,872,207	(27,132,151)	11,740,056
Fidelity Momentum Factor ETF	110,904,010	11,319,248	(4,570,849)	6,748,399
Fidelity Quality Factor ETF	267,874,052	17,946,634	(15,896,018)	2,050,616
Fidelity Small-Mid Multifactor ETF	74,895,844	4,035,078	(5,979,683)	(1,944,605)
Fidelity Stocks for Inflation ETF	274,427,708	4,365,544	(18,616,875)	(14,251,331)
Fidelity U.S. Multifactor ETF	14,566,909	972,434	(884,855)	87,579
Fidelity Value Factor ETF	505,672,354	34,211,619	(39,850,447)	(5,638,828)
The tax-based components of distributable earnings as of period end were as follows for each Fund:
	Undistributed ordinary income	Undistributed capital gains	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity Dividend ETF for Rising Rates	$ 220,380	$ —	$ (37,105,723)	$ 39,918,913
Fidelity High Dividend ETF	—	—	(48,478,976)	47,503,603
Fidelity Low Volatility Factor ETF	226,741	—	(32,840,340)	11,739,987
Fidelity Momentum Factor ETF	47,596	—	(26,468,636)	6,748,399
Fidelity Quality Factor ETF	13,689	—	(18,282,717)	2,050,615
Fidelity Small-Mid Multifactor ETF	—	—	(5,654,648)	(1,944,603)
Fidelity Stocks for Inflation ETF	128,534	—	(6,778,047)	(14,251,331)
Fidelity U.S. Multifactor ETF	1,930	—	(390,238)	87,579
Fidelity Value Factor ETF	150,701	—	(36,913,111)	(5,638,829)
Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.
	Short-term	Long-term	Total capital loss carryforward
Fidelity Dividend ETF for Rising Rates	$ (17,164,602)	$ (19,941,121)	$ (37,105,723)
Fidelity High Dividend ETF	(22,272,452)	(26,206,524)	(48,478,976)
Fidelity Low Volatility Factor ETF	(23,273,269)	(9,567,071)	(32,840,340)
Fidelity Momentum Factor ETF	(26,468,636)	—	(26,468,636)
Fidelity Quality Factor ETF	(13,340,917)	(4,941,800)	(18,282,717)
Fidelity Small-Mid Multifactor ETF	(5,086,857)	(567,791)	(5,654,648)
Fidelity Stocks for Inflation ETF	(6,778,047)	—	(6,778,047)
Fidelity U.S. Multifactor ETF	(371,399)	(18,839)	(390,238)
Fidelity Value Factor ETF	(23,339,017)	(13,574,094)	(36,913,111)
Annual Report	94

3. Significant Accounting Policies – continued

Certain of the Funds intend to elect to defer to the next fiscal year ordinary losses recognized during the period January 1, 2022 to July 31, 2022. Loss deferrals were as follows:
Ordinary Losses
Fidelity High Dividend ETF	$ (246,968)
Fidelity Small-Mid Multifactor ETF	(75)
The tax character of distributions paid was as follows:
July 31, 2022
	Ordinary Income	Long-Term Capital Gain	Tax Return Of Capital	Total
Fidelity Dividend ETF for Rising Rates	$ 14,425,400	$ —	$ —	$ 14,425,400
Fidelity High Dividend ETF	36,931,550	—	—	36,931,550
Fidelity Low Volatility Factor ETF	5,937,600	—	—	5,937,600
Fidelity Momentum Factor ETF	999,550	—	—	999,550
Fidelity Quality Factor ETF	3,437,350	—	—	3,437,350
Fidelity Small-Mid Multifactor ETF	905,700	—	—	905,700
Fidelity Stocks for Inflation ETF	2,544,600	—	—	2,544,600
Fidelity U.S. Multifactor ETF	235,000	—	—	235,000
Fidelity Value Factor ETF	7,920,650	—	—	7,920,650

July 31, 2021
Fidelity Dividend ETF for Rising Rates	$ 8,481,250	$ —	$ —	$ 8,481,250
Fidelity High Dividend ETF	21,671,400	—	—	21,671,400
Fidelity Low Volatility Factor ETF	5,363,100	—	—	5,363,100
Fidelity Momentum Factor ETF	712,000	—	—	712,000
Fidelity Quality Factor ETF	2,471,800	—	—	2,471,800
Fidelity Small-Mid Multifactor ETF	586,000	—	—	586,000
Fidelity Stocks for Inflation ETF	220,000	—	—	220,000
Fidelity U.S. Multifactor ETFA	135,400	—	—	135,400
Fidelity Value Factor ETF	4,318,450	—	—	4,318,450

A	For the period September 15, 2020 (commencement of operations) through July 31, 2021.
Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Investment objectives allow a fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.
Derivatives were used to increase or decrease exposure to the following risk(s):
Equity Risk        Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund.
95	Annual Report

Notes to Financial Statements  – continued
4. Derivative Instruments – continued

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statements of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.
Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statements of Operations.
Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract’s exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statements of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
Fidelity Dividend ETF for Rising Rates	164,729,644	158,060,172
Fidelity High Dividend ETF	451,490,895	427,228,614
Fidelity Low Volatility Factor ETF	132,476,398	132,665,616
Fidelity Momentum Factor ETF	147,333,792	147,255,191
Fidelity Quality Factor ETF	94,646,775	94,358,214
Fidelity Small-Mid Multifactor ETF	40,252,981	39,745,169
Fidelity Stocks for Inflation ETF	122,445,405	120,412,359
Fidelity U.S. Multifactor ETF	6,683,918	6,611,687
Fidelity Value Factor ETF	221,202,910	219,106,747
Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.
	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Dividend ETF for Rising Rates	284,875,887	137,581,750
Fidelity High Dividend ETF	734,783,660	517,515,411
Fidelity Low Volatility Factor ETF	284,231,727	342,548,918
Fidelity Momentum Factor ETF	85,652,521	116,416,200
Fidelity Quality Factor ETF	182,554,595	143,034,657
Fidelity Small-Mid Multifactor ETF	67,211,300	59,192,455
Fidelity Stocks for Inflation ETF	325,375,791	100,765,677
Fidelity U.S. Multifactor ETF	8,994,580	5,101,328
Fidelity Value Factor ETF	403,931,932	321,748,364
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .29% of each Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. For each Fund, with the exception of Fidelity Small-Mid Multifactor ETF, Fidelity Stocks for Inflation ETF and Fidelity U.S. Multifactor ETF, the management fee paid to the investment adviser is reduced by an amount equal to the fees and expenses paid by each fund to the independent Trustees.
Sub-Adviser. Geode Capital Management, LLC (Geode) serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.
Annual Report	96

6. Fees and Other Transactions with Affiliates – continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC) each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, Fidelity Dividend ETF for Rising Rates and Fidelity High Dividend ETF had no interfund loans outstanding. Any open loans at period end are presented under the caption "Interfund Loans" in the Schedule of Investments with accrued interest included in Other affiliated receivables on the Statement of Assets and Liabilities. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable to affiliates" in their  Statements of Assets and Liabilities. Activity in this program during the period for which loans were outstanding was as follows:
	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Dividend ETF for Rising Rates	Borrower	$ 9,929,200	0.32%	$ 434
Fidelity High Dividend ETF	Borrower	15,227,200	0.32	666
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:
Amount
Fidelity Momentum Factor ETF	$ 8,246
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund’s daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statements of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statements of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:
	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Dividend ETF for Rising Rates	$ 8,684	$ 702	$ —
Fidelity High Dividend ETF	6,821	514	—
Fidelity Low Volatility Factor ETF	178	—	—
Fidelity Momentum Factor ETF	1,043	—	—
Fidelity Quality Factor ETF	2,875	1,664	—
Fidelity Small-Mid Multifactor ETF	450	843	—
Fidelity Value Factor ETF	1,986	—	—
97	Annual Report

Notes to Financial Statements  – continued
8. Expense Reductions.
Through arrangements with each applicable Fund’s custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund’s expenses by the following amounts:
Amount
Fidelity Dividend ETF for Rising Rates	$ 7
Fidelity High Dividend ETF	3
Fidelity Low Volatility Factor ETF	14
Fidelity Momentum Factor ETF	17
Fidelity Quality Factor ETF	21
Fidelity Small-Mid Multifactor ETF	16
Fidelity Stocks for Inflation ETF	13
Fidelity U.S. Multifactor ETF	9
Fidelity Value Factor ETF	16
9. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Funds of all or a portion of the applicable deposit securities. In these circumstances, the Authorized Participant provides collateral to the custodian, on behalf of the Funds, in an amount up to 115% of the daily mark-to-market value of the deposit securities not yet received.
10. Other.
A fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.
Annual Report	98

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Covington Trust and Shareholders of each of the eight funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds indicated in the table below (eight of the funds constituting Fidelity Covington Trust, hereafter collectively referred to as the "Funds”) as of July 31, 2022, the related statements of operations for the year ended July 31, 2022, the statements of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Fund Name	Statements of changes in net assets
Fidelity Dividend ETF for Rising Rates	For the years ended July 31, 2022 and 2021
Fidelity High Dividend ETF	For the years ended July 31, 2022 and 2021
Fidelity Low Volatility Factor ETF	For the years ended July 31, 2022 and 2021
Fidelity Momentum Factor ETF	For the years ended July 31, 2022 and 2021
Fidelity Quality Factor ETF	For the years ended July 31, 2022 and 2021
Fidelity Small-Mid Multifactor ETF	For the years ended July 31, 2022 and 2021
Fidelity U.S. Multifactor ETF	For the year ended July 31, 2022 and for the period September 15, 2020 (commencement of operations) through July 31, 2021
Fidelity Value Factor ETF	For the years ended July 31, 2022 and 2021
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Boston, Massachusetts
September 15, 2022
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
99	Annual Report

Report of Independent Registered Public Accounting Firm  –
continued
To the Board of Trustees of Fidelity Covington Trust and the Shareholders of Fidelity Stocks for Inflation ETF:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Stocks for Inflation ETF (the "Fund"), a fund of Fidelity Covington Trust, including the schedule of investments, as of July 31, 2022, the related statement of operations for the year ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and for the period from November 5, 2019 (commencement of operations) through July 31, 2020, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2022, and the results of its operations for the year ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from November 5, 2019 (commencement of operations) through July 31, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 15, 2022
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Annual Report	100

Trustees and Officers (Unaudited)
The Trustees, Members of the Advisory Board (if any), and officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Each of the Trustees oversees 316 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The funds’ Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-FIDELITY.
Experience, Skills, Attributes, and Qualifiﬁcations of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.
Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chair. The Trustees have determined that an interested Chair is appropriate and benefits shareholders because an interested Chair has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chair, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chair and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
101	Annual Report

Trustees and Officers (Unaudited)  – continued
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Bettina Doulton (1964)
Year of Election or Appointment: 2020
Trustee
Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).
Robert A. Lawrence (1952)
Year of Election or Appointment: 2020
Trustee
Chair of the Board of Trustees
Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Trustee and Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).
* Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trusts or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Thomas P. Bostick (1956)
Year of Election or Appointment: 2021
Annual Report	102

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Trustee
Lieutenant General Bostick also serves as Trustee of other Fidelity® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present) and as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).
Dennis J. Dirks (1948)
Year of Election or Appointment: 2018
Trustee
Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.
Donald F. Donahue (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York and a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).
Vicki L. Fuller (1957)
Year of Election or Appointment: 2020
Trustee
Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Advisory Board of Ariel Alternatives, LLC (private equity, 2021-present) and as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-present). In addition, Ms. Fuller currently serves as a member of the Board of Roosevelt University (2019-present) and as a member of the Executive Board of New York University’s Stern School of Business. Ms. Fuller previously served as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).
Patricia L. Kampling (1959)
Year of Election or Appointment: 2020
103	Annual Report

Trustees and Officers (Unaudited)  – continued
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Trustee
Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).
Thomas A. Kennedy (1955)
Year of Election or Appointment: 2021
Trustee
Mr. Kennedy also serves as Trustee of other Fidelity® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy currently serves as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-present). He is also a member of the Rutgers School of Engineering Industry Advisory Board (2011-present) and a member of the UCLA Engineering Dean’s Executive Board (2016-present).
Oscar Munoz (1959)
Year of Election or Appointment: 2021
Trustee
Mr. Munoz also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present) and a member of the Advisory Board of Salesforce.com, Inc. (cloud-based software, 2020-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity® funds (2021).
Garnett A. Smith (1947)
Year of Election or Appointment: 2013
Trustee
Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Smith served as Chairman and Chief Executive Officer (1990-1997) and President (1986-1990) of Inbrand Corp. (manufacturer of personal absorbent products). Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank (now Bank of America). Mr. Smith previously served as a member of the Advisory Board of certain Fidelity® funds (2012-2013).
David M. Thomas (1949)
Year of Election or Appointment: 2018
Trustee
Lead Independent Trustee
Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication).
Susan Tomasky (1953)
Year of Election or Appointment: 2020
Annual Report	104

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Trustee
Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company – America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Kenyon in the World Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).
Michael E. Wiley (1950)
Year of Election or Appointment: 2013
Trustee
Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Advisory Board Members and Offiﬃcers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2018
Member of the Advisory Board
Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
William C. Coffey (1969)
105	Annual Report

Trustees and Officers (Unaudited)  – continued
Name, Year of Birth; Principal Occupation
Year of Election or Appointment: 2019
Assistant Secretary
Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).
Timothy M. Cohen (1969)
Year of Election or Appointment: 2018
Vice President
Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).
Jonathan Davis (1968)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
Assistant Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Colm A. Hogan (1973)
Year of Election or Appointment: 2020
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Pamela R. Holding (1964)
Year of Election or Appointment: 2018
Vice President
Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).
Cynthia Lo Bessette (1969)
Year of Election or Appointment: 2019
Annual Report	106

Name, Year of Birth; Principal Occupation
Secretary and Chief Legal Officer (CLO)
Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).
Chris Maher (1972)
Year of Election or Appointment: 2020
Deputy Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jason P. Pogorelec (1975)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2006-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity funds (2015-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
107	Annual Report

Shareholder Expense Example (Unaudited)
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested for the one-half year period (February 1, 2022 to July 31, 2022).
Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Annualized Expense RatioA	Beginning Account Value February 1, 2022	Ending Account Value July 31, 2022	Expenses Paid During PeriodB February 1, 2022 to July 31, 2022
Fidelity Dividend ETF For Rising Rates	0.29%
Actual		$ 1,000.00	$ 1,000.00	$ 1.44
Hypothetical C		$ 1,000.00	$ 1,023.36	$ 1.45
Fidelity High Dividend ETF	0.29%
Actual		$ 1,000.00	$ 1,000.00	$ 1.44
Hypothetical C		$ 1,000.00	$ 1,023.36	$ 1.45
Fidelity Low Volatility Factor ETF	0.29%
Actual		$ 1,000.00	$ 1,000.00	$ 1.44
Hypothetical C		$ 1,000.00	$ 1,023.36	$ 1.45
Fidelity Momentum Factor ETF	0.29%
Actual		$ 1,000.00	$ 1,000.00	$ 1.44
Hypothetical C		$ 1,000.00	$ 1,023.36	$ 1.45
Fidelity Quality Factor ETF	0.29%
Actual		$ 1,000.00	$ 1,000.00	$ 1.44
Hypothetical C		$ 1,000.00	$ 1,023.36	$ 1.45
Fidelity Small-Mid Multifactor ETF	0.29%
Actual		$ 1,000.00	$ 1,000.00	$ 1.44
Hypothetical C		$ 1,000.00	$ 1,023.36	$ 1.45
Fidelity Stocks for Inflation ETF	0.29%
Actual		$ 1,000.00	$ 1,000.00	$ 1.44
Hypothetical C		$ 1,000.00	$ 1,023.36	$ 1.45
Annual Report	108

	Annualized Expense RatioA	Beginning Account Value February 1, 2022	Ending Account Value July 31, 2022	Expenses Paid During PeriodB February 1, 2022 to July 31, 2022
Fidelity U.S. Multifactor ETF	0.29%
Actual		$ 1,000.00	$ 1,000.00	$ 1.44
Hypothetical C		$ 1,000.00	$ 1,023.36	$ 1.45
Fidelity Value Factor ETF	0.29%
Actual		$ 1,000.00	$ 1,000.00	$ 1.44
Hypothetical C		$ 1,000.00	$ 1,023.36	$ 1.45

A	Annualized expense ratio reflects expenses net of applicable fee waivers.
B	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
C	5% return per year before expenses.
109	Annual Report

Distributions (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividend-received deduction for corporate shareholders:
	September 2021	December 2021	March 2022	June 2022
Fidelity Dividend ETF for Rising Rates	88%	88%	92%	92%
Fidelity High Dividend ETF	76%	76%	76%	76%
Fidelity Low Volatility Factor ETF	100%	100%	100%	100%
Fidelity Momentum Factor ETF	100%	100%	100%	100%
Fidelity Quality Factor ETF	100%	100%	100%	100%
Fidelity Small-Mid Multifactor ETF	100%	100%	100%	100%
Fidelity Stocks for Inflation ETF	98%	98%	100%	100%
Fidelity U.S. Multifactor ETF	98%	98%	100%	100%
Fidelity Value Factor ETF	100%	100%	100%	100%
A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.
	September 2021	December 2021	March 2022	June 2022
Fidelity Dividend ETF for Rising Rates	100%	100%	100%	100%
Fidelity High Dividend ETF	96%	96%	100%	100%
Fidelity Low Volatility Factor ETF	100%	100%	100%	100%
Fidelity Momentum Factor ETF	100%	100%	100%	100%
Fidelity Quality Factor ETF	100%	100%	100%	100%
Fidelity Small-Mid Multifactor ETF	100%	100%	100%	100%
Fidelity Stocks for Inflation ETF	100%	100%	100%	100%
Fidelity U.S. Multifactor ETF	100%	100%	100%	100%
Fidelity Value Factor ETF	100%	100%	100%	100%
A percentage of the dividends distributed during the calendar year 2021 for the following funds qualify as a section 199A dividend:
	March 2021	June 2021	September 2021	December 2021
Fidelity High Dividend ETF	6%	6%	4%	4%
The funds will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.
Annual Report	110

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Factor-Based ETFs
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for each fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund’s Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund’s Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board’s annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2022 meeting, the Board unanimously determined to renew each fund’s Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund’s management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.
In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees’ counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board’s decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity’s competitors, and that each fund’s shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the funds’ investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers’ investments, if any, in the funds that they manage. The Board also considered the steps Fidelity and Geode had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity’s role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the funds and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement each fund’s investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity’s and Geode’s investment staffs, including their size, education, experience, and resources, as well as Fidelity’s and Geode’s approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity’s and Geode’s investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity’s and Geode’s trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
111	Annual Report

Board Approval of Investment Advisory Contracts and Management Fees  – continued
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services provided by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR’s affiliates under separate agreements covering pricing and bookkeeping and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally State Street Bank and Trust Company, each fund’s transfer agent and custodian; and (iii) the resources devoted to, and the record of compliance with, each fund’s compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity’s investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity’s global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity’s product line to increase investors’ probability of success in achieving their investment goals, including retirement income goals.
Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.
The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers each fund’s tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance. The Board also considered information on each fund’s bid-ask spread and premium/discount.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund’s performance should be evaluated based on net performance (after fees and expenses) of the fund compared to a fund’s benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund’s benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.
The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for each fund and its benchmark index for the most recent one-, three- and five-year periods (for Fidelity Small-Mid Multifactor ETF, Fidelity Stocks for Inflation ETF and Fidelity U.S. Multifactor ETF, the most recent one-year period) ended September 30, 2021, as shown below. Peer groups are not shown below because the funds do not generally utilize a peer group for performance comparison purposes.
Annual Report	112

Fidelity Dividend ETF for Rising Rates
Fidelity High Dividend ETF
113	Annual Report

Board Approval of Investment Advisory Contracts and Management Fees  – continued
Fidelity Low Volatility Factor ETF
Fidelity Momentum Factor ETF
Annual Report	114

Fidelity Quality Factor ETF
Fidelity Small-Mid Multifactor ETF
115	Annual Report

Board Approval of Investment Advisory Contracts and Management Fees  – continued
Fidelity Stocks for Inflation ETF
Fidelity U.S. Multifactor ETF
Annual Report	116

Fidelity Value Factor ETF
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund’s management fee and total expense ratio compared to “mapped groups” of competitive funds created for the purpose of facilitating the Trustees’ competitive analysis of management fees and total expenses. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board’s management fee and total expense ratio comparisons by broadening the competitive group used for comparison.
Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group.” The Total Mapped Group comparison focuses on a fund’s standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund’s. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds’ actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The “Asset-Sized Peer Group” (ASPG) comparison focuses on a fund’s standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund’s management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund’s management fee rate ranked, is also included in the charts and was considered by the Board.
117	Annual Report

Board Approval of Investment Advisory Contracts and Management Fees  – continued
Fidelity Dividend ETF for Rising Rates
Fidelity High Dividend ETF
Annual Report	118

Fidelity Low Volatility Factor ETF
Fidelity Momentum Factor ETF
119	Annual Report

Board Approval of Investment Advisory Contracts and Management Fees  – continued
Fidelity Quality Factor ETF
Fidelity Small-Mid Multifactor ETF
Annual Report	120

Fidelity Stocks for Inflation ETF
Fidelity U.S. Multifactor ETF
121	Annual Report

Board Approval of Investment Advisory Contracts and Management Fees  – continued
Fidelity Value Factor ETF
The Board noted that each fund’s management fee rate ranked equal to the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2021.
Based on its review, the Board concluded that each fund’s management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.
Total Expense Ratio. In its review of each fund’s total expense ratio, the Board considered the fund’s all-inclusive fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison for each fund, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
With respect to each fund except Fidelity Low Volatility Factor ETF, the Board noted that each fund’s total net expense ratio ranked equal to the similar sales load structure group competitive median and below the ASPG competitive median for the period ended September 30, 2021.
With respect to Fidelity Low Volatility Factor ETF, the Board noted that the fund’s total net expense ratio ranked equal to the similar sales load structure group competitive median and above the ASPG competitive median for the 12-month period ended September 30, 2021. The Board considered that, when compared to a subset of the ASPG that FMR believes is most comparable, the fund would not be above the ASPG competitive median for 2021.
Fees Charged to Other Clients. The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity’s institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee’s review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund’s total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund’s shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.
Annual Report	122

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity’s audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board’s assessment of Fidelity’s profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity’s and Geode’s non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity’s mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity’s and Geode’s affiliates may benefit from the funds’ business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board’s consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode’s relationship with each fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund’s current contractual arrangements, its expense ratio will not decline if the fund’s operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds’ advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity’s long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity’s pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds’ sub-advisory arrangements.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable and that each fund’s Advisory Contracts should be renewed.
123	Annual Report

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.
In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
      Highly liquid investments – cash or convertible to cash within three business days or less
      Moderately liquid investments – convertible to cash in three to seven calendar days
      Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
      Illiquid investments – cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.
Annual Report	124

 [THIS PAGE INTENTIONALLY LEFT BLANK]
125	Annual Report

 [THIS PAGE INTENTIONALLY LEFT BLANK]
Annual Report	126

 [THIS PAGE INTENTIONALLY LEFT BLANK]
127	Annual Report

CPF-ANN-0922
1.9881294.105

Fidelity® Blue Chip Growth ETF
Fidelity® Blue Chip Value ETF
Fidelity® Growth Opportunities ETF
Fidelity® Magellan® ETF
Fidelity® New Millennium ETF
Fidelity® Real Estate Investment ETF
Fidelity® Small-Mid Cap Opportunities ETF
Fidelity® Sustainable U.S. Equity ETF
(formerly Fidelity® Sustainability U.S. Equity ETF)
Fidelity® Women's Leadership ETF
Annual Report
July 31, 2022

To view a fund’s proxy voting guidelines and proxy voting record for the period ended June, 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.
© 2022 FMR LLC. All Rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE
Neither the funds nor Fidelity Distributors Corporation is a bank.
Annual Report	2

Note to Shareholders:
Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.
In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.
Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.
3	Annual Report

Market Recap
The S&P 500® index returned -4.64% for the 12 months ending July 31, 2022, as a multitude of crosscurrents challenged the global economy and financial markets. Persistently high inflation, exacerbated by energy price shocks from the Russia–Ukraine conflict, spurred the U.S. Federal Reserve to hike interest rates more aggressively than anticipated, and concerns about the outlook for economic growth sent stocks into bear market territory. In early May, the Fed approved a rare half-percentage-point interest rate increase and announced plans to shrink its $9 trillion asset portfolio. June began with the Fed allowing up to billions in Treasuries and mortgage bonds to mature every month without investing the proceeds. Two weeks later, the central bank raised rates by 0.75 percentage points, its largest increase since 1994, and said it was becoming more difficult to achieve a soft landing, in which the economy slows enough to bring down inflation while avoiding a recession. Against this volatile backdrop, the S&P 500 posted its worst first-half result (-19.96%) to begin a year since 1970. Stocks sharply reversed course in July (+9.22%), as the Fed again raised its benchmark interest rate by 0.75% but signaled that, at some point, it will likely slow the pace of tightening to assess the impact on the economy. For the full 12 months, growth-oriented communication services (-29%) and consumer discretionary (-10%) stocks lagged most. In contrast, energy (+67%) rode a surge in commodity prices and led by a wide margin, followed by the defensive utilities (+16%) and consumer staples (+7%) sectors.
Annual Report	4

Fidelity® Blue Chip Growth ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® Blue Chip Growth ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on Cboe BZX Exchange, Inc. (CboeBZX) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on CboeBZX. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended July 31, 2022
Average Annual Total Returns	Past 1 Year	Life of Fund
Fidelity Blue Chip Growth ETF – NAVA	-23.92	10.74
Fidelity Blue Chip Growth ETF – Market PriceB	-23.78	10.95
Russell 1000 Growth IndexA	-11.93	14.38
Average annual total returns represent just that – the average return on an annual basis for Fidelity® Blue Chip Growth ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From June 2, 2020.
B	From June 4, 2020, date initially listed on the CboeBZX Exchange, Inc.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity Blue Chip Growth ETF – NAV on June 2, 2020, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell 1000 Growth Index performed over the same period.
5	Annual Report

Fidelity® Blue Chip Growth ETF
Management’s Discussion of Fund Performance
Comments from Co-Managers Sonu Kalra and Michael Kim:
For the fiscal year ending July 31, 2022, the fund returned -23.92%, underperforming the -11.93% result of the benchmark Russell 1000® Growth Index. Versus the benchmark, security selection was the primary detractor. Weak picks in the industrials sector, especially within the transportation industry, hurt relative performance. Also hampering performance were stock picks in the information technology sector, primarily within the software & services industry. The biggest individual relative detractor was an overweight position in Lyft (-75%). Another notable relative detractor was an out-of-benchmark stake in Snap (-87%). We added to our stake in the company the past 12 months. Another notable detractor was an outsized stake in Carvana (-92%). This period we increased our stake. Conversely, the top contributor to performance versus the benchmark was an overweighting in energy. Security selection and an overweighting in materials also lifted the fund's relative result. Lastly, the fund's position in cash was a contributor. Our top individual relative contributor was an out-of-benchmark stake in Celsius Holdings (+31%). We added to our position the past year. Also boosting value was our outsized stake in Dollar Tree, which gained roughly 68%. This was a stake we established the past 12 months. Another notable relative contributor was an overweighting in Hess (+50%). This period we increased our stake. Notable changes in positioning include decreased exposure to the communication services sector.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or Geode Capital Management, LLC, (the ETF’s subadviser) or any other person in the Geode organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and Geode disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
Annual Report	6

Fidelity® Blue Chip Growth ETF
Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2022
% of fund's net assets
Apple, Inc.	13.4
Microsoft Corp.	9.0
Amazon.com, Inc.	8.2
Alphabet, Inc. Class A	6.6
NVIDIA Corp.	5.7
Tesla, Inc.	4.9
Marvell Technology, Inc.	3.7
Meta Platforms, Inc. Class A	2.3
NXP Semiconductors N.V.	1.7
Lowe's Cos., Inc.	1.7
57.2

Top Five Market Sectors as of July 31, 2022
% of fund's net assets
Information Technology	42.1
Consumer Discretionary	28.0
Communication Services	10.9
Health Care	7.0
Energy	4.2

Asset Allocation as of July 31, 2022
* Foreign investments – 4.5%
7	Annual Report

Fidelity® Blue Chip Value ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® Blue Chip Value ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on Cboe BZX Exchange, Inc. (CboeBZX) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on CboeBZX. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended July 31, 2022
Average Annual Total Returns	Past 1 Year	Life of Fund
Fidelity Blue Chip Value ETF – NAVA	1.27	19.29
Fidelity Blue Chip Value ETF – Market PriceB	1.29	17.55
Russell 1000 Value IndexA	-1.43	16.71
Average annual total returns represent just that – the average return on an annual basis for Fidelity® Blue Chip Value ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From June 2, 2020.
B	From June 4, 2020, date initially listed on the CboeBZX Exchange, Inc.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity Blue Chip Value ETF – NAV on June 2, 2020, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell 1000 Value Index performed over the same period.
Annual Report	8

Fidelity® Blue Chip Value ETF
Management’s Discussion of Fund Performance
Comments from Co-Managers Sean Gavin and Anastasia Zabolotnikova:
For the fiscal year ending July 31, 2022, the fund gained 1.27% at net asset value and 1.29% on a market-price basis, outperforming the -1.43% result of the benchmark Russell 1000® Value Index. Versus the benchmark, security selection in the health care sector was the primary contributor, particularly in the health care equipment & services industry. An overweighting and picks among utilities stocks meaningfully lifted the fund's relative result as well. Also helping were investment choices and an underweighting in the information technology sector, especially among software & services companies. The biggest individual relative contributor was an outsized stake in Exxon Mobil (+57%), which was among our largest holdings on July 31. Further aiding performance was our overweighting in Centene, which gained 35% and was another of the portfolio's biggest holdings. Avoiding Disney, a benchmark component that returned about -40%, bolstered relative performance as well. Conversely, the primary detractor from performance versus the benchmark was an underweighting in the market-leading energy sector. An overweighting and investment choices in communication services, along with picks among materials stocks, further hampered the fund's relative performance. The biggest individual relative detractor was an overweight position in Comcast (-35%). The stock was among our largest holdings this period. The second-largest relative detractor was the decision to avoid Chevron, a benchmark component that gained 68%. Another notable relative detractor was an outsized stake in Oshkosh (-28%). Notable changes in positioning the past 12 months include a higher allocation to the information technology and utilities sectors.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or Geode Capital Management, LLC, (the ETF’s subadviser) or any other person in the Geode organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and Geode disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
9	Annual Report

Fidelity® Blue Chip Value ETF
Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2022
% of fund's net assets
Berkshire Hathaway, Inc. Class B	4.7
Exxon Mobil Corp.	4.5
Cigna Corp.	3.1
Centene Corp.	3.1
UnitedHealth Group, Inc.	2.9
Comcast Corp. Class A	2.7
Bristol-Myers Squibb Co.	2.6
JPMorgan Chase & Co.	2.3
Alphabet, Inc. Class A	2.2
Bank of America Corp.	2.0
30.1

Top Five Market Sectors as of July 31, 2022
% of fund's net assets
Financials	20.6
Health Care	20.2
Utilities	12.3
Information Technology	9.0
Industrials	8.3

Asset Allocation as of July 31, 2022
* Foreign investments – 11.0%
Annual Report	10

Fidelity® Growth Opportunities ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® Growth Opportunities ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on Cboe BZX Exchange, Inc. (CboeBZX) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on CboeBZX. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended July 31, 2022
Average Annual Total Returns	Past 1 Year	Life of Fund
Fidelity Growth Opportunities ETF – NAVA	-31.53	-19.44
Fidelity Growth Opportunities ETF – Market PriceB	-31.57	-20.77
Russell 1000 Growth IndexA	-11.93	-0.11
Average annual total returns represent just that – the average return on an annual basis for Fidelity® Growth Opportunities ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From February 2, 2021.
B	From February 4, 2021, date initially listed on the CboeBZX Exchange, Inc.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity Growth Opportunities ETF – NAV on February 2, 2021, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell 1000 Index performed over the same period.
11	Annual Report

Fidelity® Growth Opportunities ETF
Management’s Discussion of Fund Performance
Comments from Co-Managers Michael Kim and Kyle Weaver:
For the fiscal year ending July 31, 2022, the fund returned -31.53%, underperforming the -11.93% result of the benchmark Russell 1000® Growth Index. Versus the benchmark, security selection was the primary detractor from the fund's performance, especially the retailing industry within the consumer discretionary sector. Weak picks in information technology also hindered the fund's relative result. Also hampering performance was an overweighting and security selection in the communication services sector, especially within the media & entertainment industry. The fund's biggest individual relative detractor was an overweight position in Carvana (-89%), a position that was not held at the end of this period. Also holding back performance was our outsized stake in Roku, which returned -84%. We increased our stake the past 12 months. Another key detractor was our out-of-benchmark position in Sea Limited (-71%). Conversely, the largest contributor to performance versus the benchmark was an overweighting in energy. Our top individual relative contributor was an out-of-benchmark stake in T-Mobile (+1%). We added to our position the past year. Also bolstering performance was an underweighting in Netflix, which returned about -57%. Netflix was not held at period end. Another notable relative contributor was our lighter-than-benchmark stake in PayPal Holdings (-69%), a position also not held at period end. Notable changes in positioning include lower allocations to the consumer discretionary and communication services sectors.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or Geode Capital Management, LLC, (the ETF’s subadviser) or any other person in the Geode organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and Geode disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
Annual Report	12

Fidelity® Growth Opportunities ETF
Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2022
% of fund's net assets
Microsoft Corp.	9.4
Alphabet, Inc. Class C	5.7
T-Mobile US, Inc.	4.2
NVIDIA Corp.	3.8
Amazon.com, Inc.	3.4
Apple, Inc.	3.2
Tesla, Inc.	3.2
Alphabet, Inc. Class A	3.1
Exxon Mobil Corp.	2.4
Antero Resources Corp.	2.3
40.7

Top Five Market Sectors as of July 31, 2022
% of fund's net assets
Information Technology	40.7
Communication Services	17.8
Health Care	12.5
Energy	10.7
Consumer Discretionary	8.8

Asset Allocation as of July 31, 2022
* Foreign investments – 9.5%
13	Annual Report

Fidelity® Magellan ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® Magellan ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on Cboe BZX Exchange, Inc. (CboeBZX) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on CboeBZX. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended July 31, 2022
Average Annual Total Returns	Past 1 Year	Life of Fund
Fidelity Magellan ETF – NAVA	-9.50	3.11
Fidelity Magellan ETF – Market PriceB	-9.39	2.63
S&P 500 IndexA	-4.64	6.82
Average annual total returns represent just that – the average return on an annual basis for Fidelity® Magellan ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From February 2, 2021.
B	From February 4, 2021, date initially listed on the CboeBZX Exchange, Inc.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity Magellan ETF – NAV on February 2, 2021, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.
Annual Report	14

Fidelity® Magellan ETF
Management’s Discussion of Fund Performance
Comments from Co-Managers Tim Gannon and Sammy Simnegar:
For the fiscal year ending July 31, 2022, the fund returned -9.50% at net asset value and -9.39% on a market-price basis, trailing the -4.64% result of the benchmark S&P 500® index. The largest detractor from performance versus the benchmark was a lack of exposure to the market-leading energy sector. Weak picks among consumer discretionary stocks also hindered the fund's relative result, as did investment choices in financials, primarily within the diversified financials industry. Not owning Exxon Mobil, a benchmark component that gained 77%, was the biggest individual relative detractor. The portfolio’s second-largest relative detractor this period was avoiding Tesla, a benchmark component that rose about 30%. The fund's non-benchmark stake in DocuSign, a position not held at period end, returned about -47% and hurt as well. Conversely, the largest contributor to performance versus the benchmark was an underweighting in communication services, followed by stock selection in real estate and smaller-than-benchmark exposure to consumer discretionary companies. The portfolio's biggest individual relative contributor was an outsized stake in Eli Lilly, which advanced roughly 28%. This is a position we established the past 12 months. Also lifting performance was our overweighting in Synopsys, which gained about 28%. Another notable relative contributor was an overweight position in UnitedHealth Group (+34%), one of our largest holdings on July 31. Notable changes in positioning include reduced exposure to the communication services sector and a higher allocation to health care stocks.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or Geode Capital Management, LLC, (the ETF’s subadviser) or any other person in the Geode organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and Geode disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
15	Annual Report

Fidelity® Magellan ETF
Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2022
% of fund's net assets
Microsoft Corp.	7.4
Apple, Inc.	6.8
Amazon.com, Inc.	3.1
UnitedHealth Group, Inc.	2.9
Alphabet, Inc. Class A	2.9
NVIDIA Corp.	2.7
Thermo Fisher Scientific, Inc.	2.3
Danaher Corp.	2.2
NextEra Energy, Inc.	2.2
Visa, Inc. Class A	2.1
34.6

Top Five Market Sectors as of July 31, 2022
% of fund's net assets
Information Technology	42.1
Health Care	14.0
Financials	8.2
Industrials	7.6
Real Estate	6.8

Asset Allocation as of July 31, 2022
* Foreign investments – 3.7%
Annual Report	16

Fidelity® New Millennium ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® New Millennium ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on Cboe BZX Exchange, Inc. (CboeBZX) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on CboeBZX. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended July 31, 2022
Average Annual Total Returns	Past 1 Year	Life of Fund
Fidelity New Millennium ETF – NAVA	1.00	20.38
Fidelity New Millennium ETF – Market PriceB	0.91	18.85
S&P 500 IndexA	-4.64	16.27
Average annual total returns represent just that – the average return on an annual basis for Fidelity® New Millennium ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From June 2, 2020.
B	From June 4, 2020, date initially listed on the CboeBZX Exchange, Inc.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity New Millennium ETF – NAV on June 2, 2020, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.
17	Annual Report

Fidelity® New Millennium ETF
Management’s Discussion of Fund Performance
Comments from Co-Managers Andy Browder and John Roth:
For the fiscal year ending July 31, 2022, the fund gained 1.00%, outperforming the -4.64% result of the benchmark S&P 500® index. Versus the benchmark, market selection was the primary contributor. Specifically, a significant overweighting in the energy sector strongly contributed. Strong stock picks in financials also bolstered the fund's relative result. Also helping was an underweighting and security selection in the communication services sector, especially within the media & entertainment industry. Our top individual relative contributor was an out-of-benchmark stake in energy stock EQT (+141%), which was among the biggest holdings as of July 31. Also adding value was our outsized stake in Exxon Mobil, which gained 77%. Exxon Mobil was among our largest holdings. Avoiding Meta Platforms, a benchmark component that returned approximately -55%, also aided relative performance. Conversely, the biggest detractor from performance versus the benchmark was our stock selection in consumer discretionary. Weak picks in information technology also hampered the fund's relative performance. Also hindering the fund's relative result were stock picks and an overweighting in the industrials sector, especially within the capital goods industry. Not owning Apple, a benchmark component that gained about 12%, was the biggest individual relative detractor. Other notable relative detractors were overweight positions in General Electric (-29%) and Comcast (-35%), both of which were among the fund's biggest holdings this period. Notable changes in positioning include increased exposure to the energy sector and a lower allocation to consumer discretionary.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or Geode Capital Management, LLC, (the ETF’s subadviser) or any other person in the Geode organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and Geode disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
Annual Report	18

Fidelity® New Millennium ETF
Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2022
% of fund's net assets
Exxon Mobil Corp.	4.5
Bristol-Myers Squibb Co.	3.2
EQT Corp.	3.0
General Electric Co.	2.5
Wells Fargo & Co.	2.5
Eli Lilly & Co.	2.4
Cheniere Energy, Inc.	2.3
American International Group, Inc.	2.2
UnitedHealth Group, Inc.	2.2
Hess Corp.	2.2
27.0

Top Five Market Sectors as of July 31, 2022
% of fund's net assets
Energy	18.2
Financials	17.0
Health Care	16.9
Industrials	11.7
Information Technology	7.2

Asset Allocation as of July 31, 2022
* Foreign investments – 9.5%
19	Annual Report

Fidelity® Real Estate Investment ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® Real Estate Investment ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on Cboe BZX Exchange, Inc. (CboeBZX) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on CBoeBZX. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended July 31, 2022
Average Annual Total Returns	Past 1 Year	Life of Fund
Fidelity Real Estate Investment ETF – NAVA	-1.68	14.95
Fidelity Real Estate Investment ETF – Market PriceB	-1.67	15.03
MSCI US IMI Real Estate 25/50 IndexA	-4.24	11.76
S&P 500 IndexA	-4.64	6.82
Average annual total returns represent just that – the average return on an annual basis for Fidelity® Real Estate Investment ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From February 2, 2021.
B	From February 4, 2021, date initially listed on the CboeBZX Exchange, Inc.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity Real Estate Investment ETF – NAV on February 2, 2021, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI U.S. IMI Real Estate 25/50 Index and S&P 500 Index performed over the same period.
Annual Report	20

Fidelity® Real Estate Investment ETF
Management’s Discussion of Fund Performance
Comments from Co-Managers Steve Buller and Wan Hua Tan:
For the fiscal year ending July 31, 2022, the fund returned -1.68% at net asset value and -1.67% on a market-price basis, outperforming the -4.24% return of the MSCI US IMI Real Estate 25/50® index, as well as the broad-based S&P 500®. Versus the industry index, positioning was the primary contributor. Picks in the industrial category and smaller-than-index exposure to the office group aided performance. An underweight stake in Zillow (-66%), a position we established this period, was the fund's top individual relative contributor. Also adding value was our overweighting in Duke Realty, which gained approximately 28% and was among the fund’s largest holdings on July 31. Another notable relative contributor was an outsized stake in Gaming and Leisure Properties (+17%). Conversely, the biggest detractor from performance versus the industry index was our security selection in the self-storage category. Picks among the diversified and apartments segments also hurt the portfolio's relative result. Not owning Public Storage, an index component that gained roughly 11%, was the biggest individual relative detractor. Also hindering performance was an underweight position in Realty Income, which gained 13% and was no longer held at period end. Avoiding W.P. Carey, an index component that gained about 17%, also hurt relative performance. Notable changes in positioning this period include a lower allocation to the diversified and data centers groups.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or Geode Capital Management, LLC, (the ETF’s subadviser) or any other person in the Geode organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and Geode disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
21	Annual Report

Fidelity® Real Estate Investment ETF
Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2022
% of fund's net assets
Crown Castle International Corp.	10.4
Prologis, Inc.	7.7
SBA Communications Corp.	7.5
Welltower, Inc.	5.4
Equinix, Inc.	4.8
Digital Realty Trust, Inc.	4.0
Ventas, Inc.	3.8
Duke Realty Corp.	3.2
UDR, Inc.	3.2
Extra Space Storage, Inc.	3.1
53.1

Top Five REIT Sectors as of July 31, 2022
	% of fund's net assets
REITs - Diversified		40.2
REITs - Apartments	11.3
REITs - Health Care	9.2
REITs - Warehouse/Industrial	7.7
REITs - Storage		7.4

Asset Allocation as of July 31, 2022
Annual Report	22

Fidelity® Small-Mid Cap Opportunities ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® Small-Mid Cap Opportunities ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on Cboe BZX Exchange, Inc. (CboeBZX) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on CboeBZX. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended July 31, 2022
Average Annual Total Returns	Past 1 Year	Life of Fund
Fidelity Small-Mid Cap Opportunities ETF – NAVA	-7.88	3.55
Fidelity Small-Mid Cap Opportunities ETF – Market PriceB	-7.97	2.03
Russell 2500 IndexA	-11.27	6.82
Average annual total returns represent just that – the average return on an annual basis for Fidelity® Small-Mid Cap Opportunities ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From February 2, 2021.
B	From February 4, 2021, date initially listed on the CboeBZX Exchange, Inc.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity Small-Mid Cap Opportunities ETF – NAV on February 2, 2021, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell 2500 Index performed over the same period.
23	Annual Report

Fidelity® Small-Mid Cap Opportunities ETF
Management’s Discussion of Fund Performance
Comments from Co-Portfolio Manager Tim Gannon and Michelle Hoerber:
For the fiscal year ending July 31, 2022, the fund returned -7.88%, outperforming the -11.27% result of the benchmark Russell 2500® Index. The top contributors to the fund's performance versus the benchmark were security selection and an underweighting in health care. Strong picks in the consumer discretionary sector, primarily driven by the retailing industry, also bolstered the fund's relative result. Also helping was security selection in the communication services sector, especially within the media & entertainment industry. Our non-benchmark stake in Cheniere Energy was the fund's largest individual relative contributor, driven by a rise of approximately 76%. Also helping performance was our outsized stake in Antero Resources, which gained 189%. Both Cheniere and Antero Resources were among the fund’s 20-largest holdings at period end. Another notable relative contributor was an overweighting in Builders FirstSource (+51%), which was the fund's largest holding. In contrast, the largest detractor from performance versus the benchmark was stock selection in materials. Security selection and an underweighting in real estate and an overweighting in consumer discretionary also hampered relative performance. Not owning Devon Energy, a benchmark component that gained about 123%, was the fund's biggest individual relative detractor. Also holding back performance was our outsized stake in Charles River Labs International, which returned roughly -38%. Charles River Labs was one of our largest holdings the past 12 months. Also hindering performance was our overweighting in Crocs, which returned approximately -47%. Notable changes in positioning include increased exposure to the consumer staples sector and a lower allocation to information technology.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or Geode Capital Management, LLC, (the ETF’s subadviser) or any other person in the Geode organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and Geode disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
Annual Report	24

Fidelity® Small-Mid Cap Opportunities ETF
Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2022
% of fund's net assets
Builders FirstSource, Inc.	1.7
Molina Healthcare, Inc.	1.5
Comerica, Inc.	1.3
TFI International, Inc.	1.3
Antero Resources Corp.	1.2
AutoZone, Inc.	1.2
Hess Corp.	1.2
Jones Lang LaSalle, Inc.	1.2
Tapestry, Inc.	1.1
Williams-Sonoma, Inc.	1.1
12.8

Top Five Market Sectors as of July 31, 2022
% of fund's net assets
Industrials	16.6
Financials	14.9
Information Technology	13.3
Consumer Discretionary	12.6
Health Care	12.3

Asset Allocation as of July 31, 2022
* Foreign investments – 10.1%
25	Annual Report

Fidelity® Sustainable U.S. Equity ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® Sustainable U.S. Equity ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended July 31, 2022
Average Annual Total Returns	Past 1 Year	Life of Fund
Fidelity Sustainable U.S. Equity ETF – NAVA	-7.01	-2.94
Fidelity Sustainable U.S. Equity ETF – Market PriceB	-7.05	-2.53
Russell 3000 IndexA	-7.35	-4.10
MSCI USA IMI ESG Leaders IndexA	-6.35	12.91
Average annual total returns represent just that – the average return on an annual basis for Fidelity® Sustainable U.S. Equity ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From June 15, 2021.
B	From June 17, 2021, date initially listed on the NYSE ARCA exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity Sustainable U.S. Equity ETF – NAV on June 15, 2021, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell 3000 Index and MSCI USA IMI ESG Leaders Index performed over the same period.
Annual Report	26

Fidelity® Sustainable U.S. Equity ETF
Management’s Discussion of Fund Performance
Comments from Co-Portfolio Managers Nicole Connolly and Michael Robertson:
For the year ending July 31, 2022, the fund returned -7.01%, trailing the -6.35% result of the MSCI USA IMI ESG Leaders Index. The fund modestly outperformed the -7.35% return of the broad-market Russell 3000® Index. Versus the MSCI index, security selection detracted most from the fund's performance the past 12 months, especially in the consumer discretionary sector. Stock choices in industrials and financials also held back relative performance. In terms of individual stocks, an out-of-index position in PayPal Holdings (-68%) detracted more than any other investments this period. In the automobiles & components segment, not owning a stake in Tesla also notably hurt, as the stock of this index component gained 30%. In the retailing group, a non-index position in Gap (-71%) also held back the fund's relative result. The fund did not own Gap at period end. Conversely, stock selection and an overweighting in energy contributed most to the fund's performance versus the MSCI index. Stock choices in health care and an underweighting in communication services also added relative value for the fund. Picks in materials also contributed. A non-index stake in On Semiconductor was the fund's biggest relative contributor due to its 72% gain this period. In energy, overweight positions in Cheniere Energy (+76%) and Valero Energy (+74%) also meaningfully added relative value for the fund.
Note to Shareholders:
On February 1, 2022, the fund's supplemental benchmark was changed to the MSCI USA IMI ESG Leaders Index. On February 9, 2022, Fidelity Sustainability U.S. Equity ETF was renamed Fidelity Sustainable U.S. Equity ETF.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or Geode Capital Management, LLC, (the ETF’s subadviser) or any other person in the Geode organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and Geode disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
27	Annual Report

Fidelity® Sustainable U.S. Equity ETF
Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2022
% of fund's net assets
Microsoft Corp.	6.2
Danaher Corp.	2.9
Prologis, Inc.	2.9
Merck & Co., Inc.	2.5
Cheniere Energy, Inc.	2.4
Cigna Corp.	2.3
Apple, Inc.	2.3
Salesforce, Inc.	2.1
The Travelers Cos., Inc.	2.1
Marriott International, Inc. Class A	2.1
27.8

Top Five Market Sectors as of July 31, 2022
% of fund's net assets
Information Technology	23.1
Health Care	14.5
Financials	12.1
Consumer Discretionary	10.5
Industrials	9.5

Asset Allocation as of July 31, 2022
* Foreign investments – 5.0%
Annual Report	28

Fidelity® Women’s Leadership ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® Women’s Leadership ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended July 31, 2022
Average Annual Total Returns	Past 1 Year	Life of Fund
Fidelity Women’s Leadership ETF – NAVA	-14.14	-10.71
Fidelity Women’s Leadership ETF – Market PriceB	-14.12	-10.47
Russell 3000 IndexA	-7.35	-4.10
MSCI USA Women's Leadership IndexA	-14.07	12.91
Average annual total returns represent just that – the average return on an annual basis for Fidelity® Women’s Leadership ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From June 15, 2021.
B	From June 17, 2021, date initially listed on the NYSE ARCA exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity Women’s Leadership ETF – NAV on June 15, 2021, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell 3000 Index and MSCI USA Women’s Leadership Index performed over the same period.
29	Annual Report

Fidelity® Women’s Leadership ETF
Management’s Discussion of Fund Performance
Comments from Co-Portfolio Managers Nicole Connolly and Michael Robertson:
For the year ending July 31, 2022, the fund returned -14.14%, about in line with the -14.07% result of the MSCI USA Women's Leadership Index. The fund underperformed the -7.35% return of the broad-market Russell 3000® Index. Versus the MSCI index, security selection detracted most from the fund's performance the past 12 months, especially in the consumer discretionary sector. An underweighting in energy and positioning in consumer staples also held back the fund's relative result. In terms of individual stocks, an overweight position in PayPal Holdings (-69%) detracted more than any other investment this period. In the retailing group, non-index positions in RealReal (-86%) and Gap (-65%) also notably held back the fund's relative performance. The fund did not own Gap at period end. Conversely, stock selection and an overweighting in communication services contributed most to the fund's performance versus the MSCI index. Stock choices in health care and financials also added meaningful relative value for the fund. Not owning a stake in Roku, an index component that returned -85% the past 12 months, was the fund's top individual relative contributor. In the real estate sector, not having exposure to Zillow Group (-67%) also helped boost the fund's relative performance. An overweight position in Elevance Health, which gained roughly 26%, notably contributed this period.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or Geode Capital Management, LLC, (the ETF’s subadviser) or any other person in the Geode organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and Geode disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
Annual Report	30

Fidelity® Women’s Leadership ETF
Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2022
% of fund's net assets
Microsoft Corp.	3.4
Elevance Health, Inc.	3.3
Apple, Inc.	2.4
Cigna Corp.	2.2
CDW Corp.	2.2
The Progressive Corp.	2.0
Accenture PLC Class A	1.9
Hologic, Inc.	1.8
AMETEK, Inc.	1.8
Nasdaq, Inc.	1.8
22.8

Top Five Market Sectors as of July 31, 2022
% of fund's net assets
Information Technology	25.5
Health Care	15.0
Industrials	12.3
Financials	12.2
Consumer Discretionary	11.1

Asset Allocation as of July 31, 2022
* Foreign investments – 5.7%
31	Annual Report

Fidelity® Blue Chip Growth ETF
Schedule of Investments July 31, 2022
Showing Percentage of Net Assets
Common Stocks – 99.6%
	Shares	Value
COMMUNICATION SERVICES – 10.9%
Entertainment – 1.6%
Bilibili, Inc. ADR (a)	27,906	$ 682,023
Endeavor Group Holdings, Inc. (a)	18,924	431,278
Netflix, Inc. (a)	18,046	4,058,545
Sea Ltd. ADR (a)	7,523	574,155
		5,746,001
Interactive Media & Services – 9.2%
Alphabet, Inc. Class A (a)	204,383	23,773,831
Meta Platforms, Inc. Class A (a)	52,461	8,346,545
Snap, Inc. Class A (a)	144,840	1,431,019
ZoomInfo Technologies, Inc. Class A (a)	340	12,883
		33,564,278
Wireless Telecommunication Services – 0.1%
T-Mobile US, Inc. (a)	1,872	267,808
TOTAL COMMUNICATION SERVICES		39,578,087
CONSUMER DISCRETIONARY – 28.0%
Automobiles – 5.5%
Rivian Automotive, Inc. (a)	37,622	1,290,435
Tesla, Inc. (a)	20,123	17,938,648
XPeng, Inc. ADR (a)	32,503	794,048
		20,023,131
Hotels, Restaurants & Leisure – 4.1%
Airbnb, Inc. Class A (a)	33,625	3,731,702
Booking Holdings, Inc. (a)	401	776,212
Caesars Entertainment, Inc. (a)	34,437	1,573,427
Chipotle Mexican Grill, Inc. (a)	1,398	2,186,780
Hilton Worldwide Holdings, Inc.	9,524	1,219,739
Marriott International, Inc. Class A	13,056	2,073,554
Penn National Gaming, Inc. (a)	68,659	2,372,168
Sweetgreen, Inc. (a)	58,992	926,764
		14,860,346
Internet & Direct Marketing Retail – 9.0%
Alibaba Group Holding Ltd. ADR (a)	7,593	678,586
Amazon.com, Inc. (a)	220,782	29,794,531
JD.com, Inc. ADR	14,609	869,236
Pinduoduo, Inc. ADR (a)	20,332	996,471
Wayfair, Inc. Class A (a)	6,601	355,860
		32,694,684
Multiline Retail – 1.1%
Dollar Tree, Inc. (a)	20,735	3,428,740
Ollie's Bargain Outlet Holdings, Inc. (a)	5,825	343,384
Target Corp.	2,259	369,075
		4,141,199
Specialty Retail – 4.7%
American Eagle Outfitters, Inc.	93,881	1,130,327
Burlington Stores, Inc. (a)	5,809	819,824
Carvana Co. (a)	42,890	1,250,244
Five Below, Inc. (a)	12,427	1,579,099

	Shares	Value

Floor & Decor Holdings, Inc. Class A (a)	13,892	$ 1,119,278
Lowe's Cos., Inc.	32,511	6,226,832
RH (a)	6,145	1,717,097
The TJX Cos., Inc.	30,895	1,889,538
Victoria's Secret & Co. (a)	20,154	744,892
Warby Parker, Inc. (a)	34,556	428,149
		16,905,280
Textiles, Apparel & Luxury Goods – 3.6%
Capri Holdings Ltd. (a)	40,648	1,978,745
Crocs, Inc. (a)	25,534	1,829,256
Deckers Outdoor Corp. (a)	3,178	995,381
Lululemon Athletica, Inc. (a)	10,910	3,387,664
NIKE, Inc. Class B	40,423	4,645,411
On Holding AG (a)	5,818	126,658
		12,963,115
TOTAL CONSUMER DISCRETIONARY		101,587,755
CONSUMER STAPLES – 1.4%
Beverages – 1.1%
Celsius Holdings, Inc. (a)	33,307	2,962,991
Constellation Brands, Inc. Class A	677	166,752
The Boston Beer Co., Inc. Class A (a)	1,680	639,122
		3,768,865
Food & Staples Retailing – 0.2%
Albertsons Cos., Inc.	8,970	240,844
BJ's Wholesale Club Holdings, Inc. (a)	3,468	234,784
Sysco Corp.	3,958	336,034
		811,662
Household Products – 0.1%
The Procter & Gamble Co.	3,130	434,788
TOTAL CONSUMER STAPLES		5,015,315
ENERGY – 4.2%
Energy Equipment & Services – 0.1%
Halliburton Co.	10,705	313,657
US Silica Holdings, Inc. (a)	8,577	118,620
		432,277
Oil, Gas & Consumable Fuels – 4.1%
Antero Resources Corp. (a)	17,543	695,405
Cenovus Energy, Inc.	16,763	319,408
Cheniere Energy, Inc.	3,148	470,878
Denbury, Inc. (a)	5,598	402,552
Devon Energy Corp.	16,638	1,045,698
Diamondback Energy, Inc.	12,241	1,567,093
EOG Resources, Inc.	14,464	1,608,686
EQT Corp.	3,788	166,786
Exxon Mobil Corp.	11,884	1,151,916
Hess Corp.	18,486	2,079,120
Imperial Oil Ltd.	2,973	142,480
Marathon Oil Corp.	19,828	491,734

See accompanying notes which are an integral part of the financial statements.
Annual Report	32

Common Stocks – continued
	Shares	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Northern Oil and Gas, Inc.	3,686	$ 106,267
Occidental Petroleum Corp.	15,444	1,015,443
Phillips 66	10,536	937,704
Pioneer Natural Resources Co.	6,265	1,484,492
Valero Energy Corp.	11,638	1,289,141
		14,974,803
TOTAL ENERGY		15,407,080
FINANCIALS – 0.9%
Banks – 0.3%
Wells Fargo & Co.	22,338	979,968
Consumer Finance – 0.5%
American Express Co.	12,890	1,985,318
Diversified Financial Services – 0.1%
Berkshire Hathaway, Inc. Class B (a)	578	173,747
TOTAL FINANCIALS		3,139,033
HEALTH CARE – 7.0%
Biotechnology – 1.2%
Alnylam Pharmaceuticals, Inc. (a)	6,254	888,318
Arcutis Biotherapeutics, Inc. (a)	3,038	73,702
Argenx SE ADR (a)	1,064	387,519
Ascendis Pharma A/S ADR (a)	1,796	153,612
Avidity Biosciences, Inc. (a)	686	11,175
Generation Bio Co. (a)	844	5,385
Horizon Therapeutics PLC (a)	14,887	1,235,174
Instil Bio, Inc. (a)	4,539	25,600
Karuna Therapeutics, Inc. (a)	1,602	208,660
Regeneron Pharmaceuticals, Inc. (a)	969	563,658
Vertex Pharmaceuticals, Inc. (a)	2,451	687,285
Verve Therapeutics, Inc. (a)	4,685	115,345
		4,355,433
Health Care Equipment & Supplies – 1.7%
Axonics, Inc. (a)	7,628	494,828
Danaher Corp.	5,438	1,585,014
DexCom, Inc. (a)	21,517	1,766,115
Insulet Corp. (a)	2,546	630,899
Shockwave Medical, Inc. (a)	8,044	1,696,721
		6,173,577
Health Care Providers & Services – 1.6%
agilon health, Inc. (a)	2,006	50,210
Alignment Healthcare, Inc. (a)	6,748	99,061
Centene Corp. (a)	2,325	216,155
Elevance Health, Inc.	342	163,168
Guardant Health, Inc. (a)	18,077	906,923
LifeStance Health Group, Inc. (a)	21,932	130,715
Surgery Partners, Inc. (a)	4,009	157,874

	Shares	Value

UnitedHealth Group, Inc.	7,749	$ 4,202,593
		5,926,699
Health Care Technology – 0.0%
Certara, Inc. (a)	3,185	73,223
Life Sciences Tools & Services – 0.3%
10X Genomics, Inc. Class A (a)	3,993	160,319
ICON PLC (a)	668	161,155
Olink Holding AB ADR (a)	6,738	90,626
Seer, Inc. (a)	630	5,670
Thermo Fisher Scientific, Inc.	1,235	739,037
		1,156,807
Pharmaceuticals – 2.2%
Eli Lilly & Co.	14,100	4,648,629
Zoetis, Inc.	17,550	3,203,753
		7,852,382
TOTAL HEALTH CARE		25,538,121
INDUSTRIALS – 3.5%
Aerospace & Defense – 0.5%
Howmet Aerospace, Inc.	11,542	428,555
L3Harris Technologies, Inc.	1,232	295,643
Lockheed Martin Corp.	416	172,145
Northrop Grumman Corp.	402	192,518
The Boeing Co. (a)	5,172	823,951
		1,912,812
Electrical Equipment – 0.5%
Acuity Brands, Inc.	6,497	1,185,053
Generac Holdings, Inc. (a)	2,453	658,140
		1,843,193
Industrial Conglomerates – 0.2%
General Electric Co.	7,829	578,641
Machinery – 0.2%
Deere & Co.	1,966	674,692
Road & Rail – 2.1%
Avis Budget Group, Inc. (a)	3,548	645,842
Bird Global, Inc. (a)	105,848	56,946
Hertz Global Holdings, Inc. (a)	30,083	644,378
Lyft, Inc. Class A (a)	161,121	2,233,137
Uber Technologies, Inc. (a)	170,011	3,986,758
		7,567,061
TOTAL INDUSTRIALS		12,576,399
INFORMATION TECHNOLOGY – 42.1%
IT Services – 2.4%
Mastercard, Inc. Class A	11,648	4,120,946
MongoDB, Inc. (a)	1,668	521,200
Okta, Inc. (a)	13,576	1,336,557
Shift4 Payments, Inc. (a)	7,713	280,985
Snowflake, Inc. Class A (a)	2,248	336,998
See accompanying notes which are an integral part of the financial statements.
33	Annual Report

Fidelity® Blue Chip Growth ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
INFORMATION TECHNOLOGY – continued
IT Services – continued
Twilio, Inc. Class A (a)	14,603	$1,238,334
Visa, Inc. Class A	3,355	711,629
		8,546,649
Semiconductors & Semiconductor Equipment – 14.0%
Advanced Micro Devices, Inc. (a)	29,472	2,784,220
ASML Holding N.V.	907	521,017
Cirrus Logic, Inc. (a)	6,341	541,902
GLOBALFOUNDRIES, Inc. (a)	28,244	1,454,001
Lam Research Corp.	1,364	682,696
Marvell Technology, Inc.	238,397	13,273,945
Monolithic Power Systems, Inc.	1,254	582,759
NVIDIA Corp.	114,037	20,712,540
NXP Semiconductors N.V.	34,312	6,309,291
ON Semiconductor Corp. (a)	23,784	1,588,295
Synaptics, Inc. (a)	1,502	217,715
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	7,876	696,868
Teradyne, Inc.	15,910	1,605,160
		50,970,409
Software – 12.3%
Atlassian Corp. PLC Class A (a)	789	165,153
Bill.com Holdings, Inc. (a)	2,722	367,688
Coupa Software, Inc. (a)	6,706	438,706
Crowdstrike Holdings, Inc. Class A (a)	4,370	802,332
Datadog, Inc. Class A (a)	3,679	375,295
EngageSmart, Inc. (a)	9,795	184,832
HubSpot, Inc. (a)	3,952	1,217,216
Intuit, Inc.	3,959	1,805,977
Microsoft Corp.	116,604	32,735,407
Paycom Software, Inc. (a)	677	223,742
Riskified Ltd. (a)	12,489	54,827
Salesforce, Inc. (a)	23,931	4,403,783
ServiceNow, Inc. (a)	1,880	839,721
Zoom Video Communications, Inc. Class A (a)	11,689	1,214,019
		44,828,698
Technology Hardware, Storage & Peripherals – 13.4%
Apple, Inc.	299,399	48,655,331
TOTAL INFORMATION TECHNOLOGY		153,001,087

	Shares	Value
MATERIALS – 1.5%
Chemicals – 1.1%
Cabot Corp.	2,095	$ 155,575
CF Industries Holdings, Inc.	9,684	924,725
Nutrien Ltd.	18,081	1,547,803
The Mosaic Co.	23,980	1,262,787
		3,890,890
Metals & Mining – 0.4%
Freeport-McMoRan, Inc.	52,775	1,665,051
TOTAL MATERIALS		5,555,941
REAL ESTATE – 0.1%
Real Estate Management & Development – 0.1%
WeWork, Inc. (a)	117,060	558,376
UTILITIES – 0.0%
Multi-Utilities – 0.0%
Sempra Energy	1,082	179,396
TOTAL COMMON STOCKS (Cost $391,690,162)		362,136,590
Money Market Fund – 0.5%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.84% (b) (Cost $1,690,342)	1,690,342	1,690,342
TOTAL INVESTMENT IN SECURITIES – 100.1% (Cost $393,380,504)		363,826,932
NET OTHER ASSETS (LIABILITIES) – (0.1%)		(429,994)
NET ASSETS – 100.0%		$ 363,396,938

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes which are an integral part of the financial statements.
Annual Report	34

Investment Valuation
The following is a summary of the inputs used, as of July 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$ 39,578,087	$ 39,578,087	$ —	$ —
Consumer Discretionary	101,587,755	101,587,755	—	—
Consumer Staples	5,015,315	5,015,315	—	—
Energy	15,407,080	15,407,080	—	—
Financials	3,139,033	3,139,033	—	—
Health Care	25,538,121	25,538,121	—	—
Industrials	12,576,399	12,576,399	—	—
Information Technology	153,001,087	153,001,087	—	—
Materials	5,555,941	5,555,941	—	—
Real Estate	558,376	558,376	—	—
Utilities	179,396	179,396	—	—
Money Market Fund	1,690,342	1,690,342	—	—
Total Investments in Securities:	$ 363,826,932	$ 363,826,932	$ —	$ —
See accompanying notes which are an integral part of the financial statements.
35	Annual Report

Fidelity® Blue Chip Value ETF
Schedule of Investments July 31, 2022
Showing Percentage of Net Assets
Common Stocks – 97.5%
	Shares	Value
COMMUNICATION SERVICES – 8.3%
Diversified Telecommunication Services – 2.0%
Verizon Communications, Inc.	48,719	$ 2,250,331
Entertainment – 1.4%
Activision Blizzard, Inc.	20,046	1,602,678
Interactive Media & Services – 2.2%
Alphabet, Inc. Class A (a)	21,820	2,538,102
Media – 2.7%
Comcast Corp. Class A	80,852	3,033,567
TOTAL COMMUNICATION SERVICES		9,424,678
CONSUMER DISCRETIONARY – 4.2%
Diversified Consumer Services – 1.4%
H&R Block, Inc.	40,497	1,618,260
Internet & Direct Marketing Retail – 0.5%
eBay, Inc.	11,929	580,107
Multiline Retail – 1.6%
Dollar General Corp.	7,263	1,804,347
Specialty Retail – 0.7%
Ross Stores, Inc.	9,913	805,531
TOTAL CONSUMER DISCRETIONARY		4,808,245
CONSUMER STAPLES – 7.1%
Beverages – 0.6%
Coca-Cola Europacific Partners PLC	13,151	711,732
Food & Staples Retailing – 0.7%
US Foods Holding Corp. (a)	25,254	795,501
Food Products – 2.7%
Mondelez International, Inc. Class A	35,549	2,276,558
Tyson Foods, Inc. Class A	9,195	809,252
		3,085,810
Household Products – 2.8%
Spectrum Brands Holdings, Inc.	10,921	759,446
The Clorox Co.	5,479	777,141
The Procter & Gamble Co.	11,707	1,626,220
		3,162,807
Personal Products – 0.3%
Unilever PLC ADR	8,052	391,810
TOTAL CONSUMER STAPLES		8,147,660
ENERGY – 4.5%
Oil, Gas & Consumable Fuels – 4.5%
Exxon Mobil Corp.	53,524	5,188,081
FINANCIALS – 20.6%
Banks – 8.6%
Bank of America Corp.	69,263	2,341,782
Cullen/Frost Bankers, Inc.	2,820	367,728
JPMorgan Chase & Co.	22,751	2,624,556

	Shares	Value

M&T Bank Corp.	8,066	$ 1,431,312
The PNC Financial Services Group, Inc.	8,746	1,451,311
Wells Fargo & Co.	35,736	1,567,738
		9,784,427
Capital Markets – 3.2%
Affiliated Managers Group, Inc.	5,512	696,607
BlackRock, Inc.	2,833	1,895,787
Invesco Ltd.	14,183	251,606
Northern Trust Corp.	8,583	856,412
		3,700,412
Diversified Financial Services – 4.7%
Berkshire Hathaway, Inc. Class B (a)	17,857	5,367,814
Insurance – 4.1%
Chubb Ltd.	7,923	1,494,594
The Travelers Cos., Inc.	10,954	1,738,400
Willis Towers Watson PLC	6,836	1,414,642
		4,647,636
TOTAL FINANCIALS		23,500,289
HEALTH CARE – 20.2%
Biotechnology – 2.5%
Regeneron Pharmaceuticals, Inc. (a)	2,348	1,365,808
Vertex Pharmaceuticals, Inc. (a)	5,262	1,475,517
		2,841,325
Health Care Providers & Services – 12.1%
Centene Corp. (a)	37,755	3,510,082
Cigna Corp.	12,837	3,534,796
Elevance Health, Inc.	3,885	1,853,534
Humana, Inc.	3,404	1,640,728
UnitedHealth Group, Inc.	6,041	3,276,276
		13,815,416
Pharmaceuticals – 5.6%
AstraZeneca PLC ADR	25,859	1,712,641
Bristol-Myers Squibb Co.	39,647	2,925,156
Sanofi ADR	35,861	1,782,292
		6,420,089
TOTAL HEALTH CARE		23,076,830
INDUSTRIALS – 8.3%
Aerospace & Defense – 5.0%
L3Harris Technologies, Inc.	4,942	1,185,932
Lockheed Martin Corp.	2,972	1,229,843
Northrop Grumman Corp.	4,496	2,153,134
The Boeing Co. (a)	6,761	1,077,095
		5,646,004
Electrical Equipment – 0.7%
Regal Rexnord Corp.	6,209	833,869
Machinery – 2.6%
ITT, Inc.	5,208	390,756

See accompanying notes which are an integral part of the financial statements.
Annual Report	36

Common Stocks – continued
	Shares	Value
INDUSTRIALS – continued
Machinery – continued
Oshkosh Corp.	14,083	$ 1,212,546
Pentair PLC	16,179	790,992
Stanley Black & Decker, Inc.	6,194	602,862
		2,997,156
TOTAL INDUSTRIALS		9,477,029
INFORMATION TECHNOLOGY – 9.0%
Communications Equipment – 1.5%
Cisco Systems, Inc.	38,755	1,758,315
Electronic Equipment, Instruments & Components – 1.1%
TE Connectivity Ltd.	9,058	1,211,326
IT Services – 3.0%
Amdocs Ltd.	14,736	1,282,916
Cognizant Technology Solutions Corp. Class A	22,780	1,548,129
Maximus, Inc.	9,705	648,779
		3,479,824
Semiconductors & Semiconductor Equipment – 1.6%
Broadcom, Inc.	419	224,366
Micron Technology, Inc.	12,576	777,951
NXP Semiconductors N.V.	4,535	833,896
		1,836,213
Software – 1.8%
Aspen Technology, Inc. (a)	1,846	376,750
NortonLifelock, Inc.	40,319	989,025
Open Text Corp.	16,155	660,740
		2,026,515
TOTAL INFORMATION TECHNOLOGY		10,312,193
MATERIALS – 2.3%
Chemicals – 1.8%
DuPont de Nemours, Inc.	19,545	1,196,740
International Flavors & Fragrances, Inc.	6,979	865,745
		2,062,485
Metals & Mining – 0.5%
Newmont Corp.	11,710	530,229
TOTAL MATERIALS		2,592,714

	Shares	Value
REAL ESTATE – 0.7%
Real Estate Management & Development – 0.7%
CBRE Group, Inc. Class A (a)	9,209	$ 788,475
UTILITIES – 12.3%
Electric Utilities – 10.3%
Constellation Energy Corp.	23,412	1,547,533
Duke Energy Corp.	13,495	1,483,505
Evergy, Inc.	20,279	1,384,245
Exelon Corp.	27,388	1,273,268
NextEra Energy, Inc.	11,383	961,750
PG&E Corp. (a)	163,982	1,780,845
Portland General Electric Co.	14,662	752,747
PPL Corp.	17,611	512,128
The Southern Co.	26,197	2,014,287
		11,710,308
Independent Power and Renewable Electricity Producers – 0.5%
The AES Corp.	25,851	574,409
Multi-Utilities – 1.5%
Dominion Energy, Inc.	21,037	1,724,613
TOTAL UTILITIES		14,009,330
TOTAL COMMON STOCKS (Cost $102,143,223)		111,325,524
Money Market Fund – 2.4%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.84% (b) (Cost $2,781,434)	2,781,434	2,781,434
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $104,924,657)		114,106,958
NET OTHER ASSETS (LIABILITIES) – 0.1%		68,470
NET ASSETS – 100.0%		$ 114,175,428

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
See accompanying notes which are an integral part of the financial statements.
37	Annual Report

Fidelity® Blue Chip Value ETF
Schedule of Investments–continued
Investment Valuation
The following is a summary of the inputs used, as of July 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$ 9,424,678	$ 9,424,678	$ —	$ —
Consumer Discretionary	4,808,245	4,808,245	—	—
Consumer Staples	8,147,660	8,147,660	—	—
Energy	5,188,081	5,188,081	—	—
Financials	23,500,289	23,500,289	—	—
Health Care	23,076,830	23,076,830	—	—
Industrials	9,477,029	9,477,029	—	—
Information Technology	10,312,193	10,312,193	—	—
Materials	2,592,714	2,592,714	—	—
Real Estate	788,475	788,475	—	—
Utilities	14,009,330	14,009,330	—	—
Money Market Fund	2,781,434	2,781,434	—	—
Total Investments in Securities:	$ 114,106,958	$ 114,106,958	$ —	$ —
Other Information
Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):
United States of America	88.9%
United Kingdom	2.5%
Switzerland	2.4%
Ireland	1.9%
France	1.6%
Guernsey	1.1%
Others (Individually Less Than 1%)	1.5%
99.9%
See accompanying notes which are an integral part of the financial statements.
Annual Report	38

Fidelity® Growth Opportunities ETF
Schedule of Investments July 31, 2022
Showing Percentage of Net Assets
Common Stocks – 99.9%
	Shares	Value
COMMUNICATION SERVICES – 17.8%
Entertainment – 2.3%
Roku, Inc. (a)	14,507	$950,498
Sea Ltd. ADR (a)	6,512	496,996
		1,447,494
Interactive Media & Services – 10.6%
Alphabet, Inc. Class A (a)	16,569	1,927,306
Alphabet, Inc. Class C (a)	30,526	3,560,553
Meta Platforms, Inc. Class A (a)	4,024	640,219
ZoomInfo Technologies, Inc. Class A (a)	12,524	474,534
		6,602,612
Media – 0.7%
Charter Communications, Inc. Class A (a)	1	432
Magnite, Inc. (a)	19,672	150,294
TechTarget, Inc. (a)	4,248	276,927
		427,653
Wireless Telecommunication Services – 4.2%
T-Mobile US, Inc. (a)	18,237	2,608,985
TOTAL COMMUNICATION SERVICES		11,086,744
CONSUMER DISCRETIONARY – 8.8%
Automobiles – 3.2%
Tesla, Inc. (a)	2,216	1,975,453
Hotels, Restaurants & Leisure – 0.7%
Airbnb, Inc. Class A (a)	3,538	392,648
Sweetgreen, Inc. (a)	2,627	41,270
		433,918
Household Durables – 0.0%
Purple Innovation, Inc. (a)	39	136
Internet & Direct Marketing Retail – 4.8%
Amazon.com, Inc. (a)	15,867	2,141,251
Cazoo Group Ltd. (a)	65,579	35,708
DoorDash, Inc. Class A (a)	6,303	439,634
Global-e Online Ltd. (a)	14,222	323,693
Wayfair, Inc. Class A (a)	926	49,921
		2,990,207
Textiles, Apparel & Luxury Goods – 0.1%
Lululemon Athletica, Inc. (a)	286	88,806
TOTAL CONSUMER DISCRETIONARY		5,488,520
CONSUMER STAPLES – 0.2%
Beverages – 0.1%
The Boston Beer Co., Inc. Class A (a)	181	68,858
Food Products – 0.1%
Local Bounti Corp. (a)	6,904	26,718
TOTAL CONSUMER STAPLES		95,576

	Shares	Value
ENERGY – 10.7%
Energy Equipment & Services – 0.0%
NOV, Inc.	14	$ 261
Oil, Gas & Consumable Fuels – 10.7%
Antero Resources Corp. (a)	35,967	1,425,732
Canadian Natural Resources Ltd.	13,965	771,126
Cenovus Energy, Inc.	30,291	577,174
Cheniere Energy, Inc.	259	38,741
ConocoPhillips	604	58,848
Exxon Mobil Corp.	15,025	1,456,373
Hess Corp.	9,183	1,032,812
Imperial Oil Ltd.	4,436	212,594
Ovintiv, Inc.	9,870	504,258
Pioneer Natural Resources Co.	454	107,575
Range Resources Corp.	962	31,813
Tourmaline Oil Corp.	7,570	474,282
		6,691,328
TOTAL ENERGY		6,691,589
FINANCIALS – 1.3%
Banks – 1.3%
Wells Fargo & Co.	18,008	790,011
HEALTH CARE – 12.5%
Biotechnology – 2.5%
Agios Pharmaceuticals, Inc. (a)	2,639	56,923
Alnylam Pharmaceuticals, Inc. (a)	2,191	311,210
ALX Oncology Holdings, Inc. (a)	2,111	20,434
Argenx SE ADR (a)	608	221,440
Ascendis Pharma A/S ADR (a)	76	6,500
Aurinia Pharmaceuticals, Inc. (a)	7,662	62,675
Blueprint Medicines Corp. (a)	506	25,836
Celldex Therapeutics, Inc. (a)	1,608	49,398
Cytokinetics, Inc. (a)	4,398	186,167
Erasca, Inc. (a)	4,541	34,239
Exelixis, Inc. (a)	4,757	99,516
Icosavax, Inc. (a)	1,087	7,609
Imago Biosciences, Inc. (a)	2,641	42,520
Instil Bio, Inc. (a)	4,276	24,117
Keros Therapeutics, Inc. (a)	1,222	39,202
Mirati Therapeutics, Inc. (a)	804	51,778
Monte Rosa Therapeutics, Inc. (a)	583	5,288
Morphic Holding, Inc. (a)	700	18,529
Nuvalent, Inc. (a)	1,131	16,807
Relay Therapeutics, Inc. (a)	4,212	80,112
Tenaya Therapeutics, Inc. (a)	2,344	11,181
TG Therapeutics, Inc. (a)	3,284	19,671
Vaxcyte, Inc. (a)	4,032	93,059
Zentalis Pharmaceuticals, Inc. (a)	3,125	91,250
		1,575,461

See accompanying notes which are an integral part of the financial statements.
39	Annual Report

Fidelity® Growth Opportunities ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Health Care Equipment & Supplies – 2.6%
Boston Scientific Corp. (a)	17,987	$ 738,367
Danaher Corp.	973	283,600
Insulet Corp. (a)	594	147,193
Penumbra, Inc. (a)	698	97,287
TransMedics Group, Inc. (a)	8,236	332,570
		1,599,017
Health Care Providers & Services – 7.3%
agilon health, Inc. (a)	24,066	602,372
Alignment Healthcare, Inc. (a)	1,504	22,079
Cano Health, Inc. (a)	28,065	170,916
Centene Corp. (a)	8,941	831,245
Guardant Health, Inc. (a)	3,489	175,043
Humana, Inc.	1,795	865,190
LifeStance Health Group, Inc. (a)	28,500	169,860
Oak Street Health, Inc. (a)	24,553	710,809
Surgery Partners, Inc. (a)	1,066	41,979
UnitedHealth Group, Inc.	1,715	930,113
		4,519,606
Pharmaceuticals – 0.1%
Arvinas, Inc. (a)	1,260	66,918
TOTAL HEALTH CARE		7,761,002
INDUSTRIALS – 3.5%
Aerospace & Defense – 1.4%
Lockheed Martin Corp.	666	275,597
Northrop Grumman Corp.	592	283,509
Raytheon Technologies Corp.	1,952	181,946
The Boeing Co. (a)	1,064	169,506
		910,558
Road & Rail – 2.1%
Lyft, Inc. Class A (a)	20,012	277,366
Uber Technologies, Inc. (a)	43,359	1,016,769
		1,294,135
TOTAL INDUSTRIALS		2,204,693
INFORMATION TECHNOLOGY – 40.7%
Electronic Equipment, Instruments & Components – 1.2%
Flex Ltd. (a)	22,653	380,570
Jabil, Inc.	6,290	373,249
		753,819
IT Services – 10.1%
Block, Inc. (a)	3,491	265,526
Cloudflare, Inc. Class A (a)	1,054	53,037
Cognizant Technology Solutions Corp. Class A	5,510	374,460
Dlocal Ltd. (a)	9,059	251,659
EPAM Systems, Inc. (a)	662	231,204
Flywire Corp. (a)	4,117	96,585

	Shares	Value

GoDaddy, Inc. Class A (a)	9,289	$ 689,058
Marqeta, Inc. Class A (a)	19,115	183,313
Mastercard, Inc. Class A	2,523	892,612
MongoDB, Inc. (a)	1,387	433,396
Nuvei Corp. (a)(b)	2,984	104,302
Nuvei Corp. (a)(b)	10,377	361,950
Payoneer Global, Inc. (a)	4,057	21,664
Repay Holdings Corp. (a)	15,181	203,425
Shift4 Payments, Inc. (a)	4,924	179,381
Shopify, Inc. Class A (a)	1,968	68,545
Snowflake, Inc. Class A (a)	2,416	362,183
TaskUS, Inc. Class A (a)	7,838	164,833
Thoughtworks Holding, Inc. (a)	37	579
Twilio, Inc. Class A (a)	3,956	335,469
Visa, Inc. Class A	4,751	1,007,735
		6,280,916
Semiconductors & Semiconductor Equipment – 11.2%
Advanced Micro Devices, Inc. (a)	3,177	300,131
Applied Materials, Inc.	5,318	563,602
GLOBALFOUNDRIES, Inc. (a)	15,289	787,078
Lam Research Corp.	903	451,961
Marvell Technology, Inc.	9,466	527,067
Micron Technology, Inc.	4,440	274,658
NVIDIA Corp.	13,129	2,384,620
NXP Semiconductors N.V.	4,939	908,183
ON Semiconductor Corp. (a)	11,409	761,893
		6,959,193
Software – 15.0%
Bill.com Holdings, Inc. (a)	1,265	170,876
Confluent, Inc. Class A (a)	1,541	39,219
Datadog, Inc. Class A (a)	1,840	187,698
DoubleVerify Holdings, Inc. (a)	11,690	268,052
Dynatrace, Inc. (a)	20,572	774,124
Elastic N.V. (a)	4,064	324,673
EngageSmart, Inc. (a)	23	434
Five9, Inc. (a)	1,208	130,609
Gitlab, Inc. Class A (a)	1,507	86,502
HubSpot, Inc. (a)	508	156,464
Intapp, Inc. (a)	3,576	54,248
Intuit, Inc.	929	423,782
Microsoft Corp.	20,880	5,861,851
Riskified Ltd. (a)	5,154	22,626
Salesforce, Inc. (a)	1,477	271,798
SentinelOne, Inc. Class A (a)	658	16,351
ServiceNow, Inc. (a)	693	309,535
The Trade Desk, Inc. Class A (a)	5,088	228,960
Viant Technology, Inc. Class A (a)	4,368	21,709
		9,349,511

See accompanying notes which are an integral part of the financial statements.
Annual Report	40

Common Stocks – continued
	Shares	Value
INFORMATION TECHNOLOGY – continued
Technology Hardware, Storage & Peripherals – 3.2%
Apple, Inc.	12,230	$ 1,987,497
TOTAL INFORMATION TECHNOLOGY		25,330,936
MATERIALS – 3.0%
Chemicals – 1.0%
CF Industries Holdings, Inc.	2,143	204,635
Nutrien Ltd.	3,874	331,847
The Mosaic Co.	2,017	106,215
		642,697
Metals & Mining – 2.0%
Alcoa Corp.	5,442	276,944
ArcelorMittal S.A.	11,712	287,998
Freeport-McMoRan, Inc.	20,442	644,945
		1,209,887
TOTAL MATERIALS		1,852,584
REAL ESTATE – 0.1%
Real Estate Management & Development – 0.1%
Opendoor Technologies, Inc. (a)	11,243	55,203
WeWork, Inc. (a)	7,983	38,079
TOTAL REAL ESTATE		93,282
UTILITIES – 1.3%
Electric Utilities – 1.3%
Constellation Energy Corp.	2,257	149,188

	Shares	Value

Exelon Corp.	1,365	$ 63,459
NextEra Energy, Inc.	435	36,753
PG&E Corp. (a)	52,746	572,821
TOTAL UTILITIES		822,221
TOTAL COMMON STOCKS (Cost $64,773,170)		62,217,158
Money Market Fund – 0.0%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.84% (c) (Cost $6,770)	6,770	6,770
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $64,779,940)		62,223,928
NET OTHER ASSETS (LIABILITIES) – 0.1%		86,090
NET ASSETS – 100.0%		$ 62,310,018

Legend
(a)	Non-income producing.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $466,252 or 0.7% of net assets.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
Investment Valuation
The following is a summary of the inputs used, as of July 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$ 11,086,744	$ 11,086,744	$ —	$ —
Consumer Discretionary	5,488,520	5,488,520	—	—
Consumer Staples	95,576	95,576	—	—
Energy	6,691,589	6,691,589	—	—
Financials	790,011	790,011	—	—
Health Care	7,761,002	7,761,002	—	—
Industrials	2,204,693	2,204,693	—	—
Information Technology	25,330,936	25,330,936	—	—
Materials	1,852,584	1,852,584	—	—
Real Estate	93,282	93,282	—	—
Utilities	822,221	822,221	—	—
Money Market Fund	6,770	6,770	—	—
Total Investments in Securities:	$ 62,223,928	$ 62,223,928	$ —	$ —
See accompanying notes which are an integral part of the financial statements.
41	Annual Report

Fidelity® Magellan ETF
Schedule of Investments July 31, 2022
Showing Percentage of Net Assets
Common Stocks – 98.6%
	Shares	Value
COMMUNICATION SERVICES – 4.8%
Interactive Media & Services – 4.8%
Alphabet, Inc. Class A (a)	11,518	$ 1,339,774
Alphabet, Inc. Class C (a)	7,726	901,160
TOTAL COMMUNICATION SERVICES		2,240,934
CONSUMER DISCRETIONARY – 5.9%
Hotels, Restaurants & Leisure – 2.8%
Domino's Pizza, Inc.	1,859	728,932
Hilton Worldwide Holdings, Inc.	4,485	574,394
		1,303,326
Internet & Direct Marketing Retail – 3.1%
Amazon.com, Inc. (a)	10,867	1,466,502
TOTAL CONSUMER DISCRETIONARY		2,769,828
CONSUMER STAPLES – 3.6%
Food & Staples Retailing – 2.1%
Costco Wholesale Corp.	1,780	963,514
Personal Products – 1.5%
The Estee Lauder Cos., Inc. Class A	2,660	726,446
TOTAL CONSUMER STAPLES		1,689,960
FINANCIALS – 8.2%
Capital Markets – 5.1%
Intercontinental Exchange, Inc.	6,937	707,505
Moody's Corp.	2,434	755,148
S&P Global, Inc.	2,396	903,124
		2,365,777
Insurance – 3.1%
Arthur J Gallagher & Co.	3,966	709,874
Marsh & McLennan Cos., Inc.	4,436	727,327
		1,437,201
TOTAL FINANCIALS		3,802,978
HEALTH CARE – 14.0%
Health Care Equipment & Supplies – 3.8%
Danaher Corp.	3,509	1,022,768
IDEXX Laboratories, Inc. (a)	1,842	735,290
		1,758,058
Health Care Providers & Services – 2.9%
UnitedHealth Group, Inc.	2,492	1,351,511
Life Sciences Tools & Services – 3.9%
Mettler-Toledo International, Inc. (a)	548	739,652
Thermo Fisher Scientific, Inc.	1,773	1,060,981
		1,800,633
Pharmaceuticals – 3.4%
Eli Lilly & Co.	2,428	800,487

	Shares	Value

Zoetis, Inc.	4,323	$ 789,164
		1,589,651
TOTAL HEALTH CARE		6,499,853
INDUSTRIALS – 7.6%
Aerospace & Defense – 1.5%
HEICO Corp. Class A	5,358	684,110
Commercial Services & Supplies – 3.1%
Cintas Corp.	1,704	725,035
Copart, Inc. (a)	5,551	711,083
		1,436,118
Professional Services – 3.0%
Equifax, Inc.	3,486	728,260
Verisk Analytics, Inc.	3,639	692,320
		1,420,580
TOTAL INDUSTRIALS		3,540,808
INFORMATION TECHNOLOGY – 42.1%
Electronic Equipment, Instruments & Components – 4.2%
Amphenol Corp. Class A	8,699	670,954
CDW Corp.	3,584	650,603
Teledyne Technologies, Inc. (a)	1,622	634,851
		1,956,408
IT Services – 7.6%
Accenture PLC Class A	2,807	859,672
Automatic Data Processing, Inc.	3,113	750,607
Mastercard, Inc. Class A	2,691	952,049
Visa, Inc. Class A	4,659	988,220
		3,550,548
Semiconductors & Semiconductor Equipment – 7.6%
Advanced Micro Devices, Inc. (a)	8,512	804,128
KLA Corp.	1,946	746,369
Lam Research Corp.	1,478	739,754
NVIDIA Corp.	6,806	1,236,174
		3,526,425
Software – 15.9%
Adobe, Inc. (a)	2,057	843,617
ANSYS, Inc. (a)	2,448	682,968
Cadence Design Systems, Inc. (a)	4,178	777,442
Intuit, Inc.	1,911	871,741
Microsoft Corp.	12,199	3,424,747
Synopsys, Inc. (a)	2,106	773,955
		7,374,470
Technology Hardware, Storage & Peripherals – 6.8%
Apple, Inc.	19,592	3,183,896
TOTAL INFORMATION TECHNOLOGY		19,591,747
MATERIALS – 3.4%
Chemicals – 3.4%
Linde PLC	2,816	850,432

See accompanying notes which are an integral part of the financial statements.
Annual Report	42

Common Stocks – continued
	Shares	Value
MATERIALS – continued
Chemicals – continued
The Sherwin-Williams Co.	3,065	$ 741,546
TOTAL MATERIALS		1,591,978
REAL ESTATE – 6.8%
Equity Real Estate Investment Trusts (REITs) – 6.8%
American Tower Corp.	3,108	841,739
Crown Castle International Corp.	4,162	751,907
Prologis, Inc.	6,437	853,289
SBA Communications Corp.	2,080	698,443
TOTAL REAL ESTATE		3,145,378
UTILITIES – 2.2%
Electric Utilities – 2.2%
NextEra Energy, Inc.	12,002	1,014,049
TOTAL COMMON STOCKS (Cost $44,289,287)		45,887,513
Money Market Fund – 1.6%
	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.84% (b) (Cost $728,455)	728,455	$ 728,455
TOTAL INVESTMENT IN SECURITIES – 100.2% (Cost $45,017,742)		46,615,968
NET OTHER ASSETS (LIABILITIES) – (0.2%)		(88,560)
NET ASSETS – 100.0%		$ 46,527,408

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Investment Valuation
The following is a summary of the inputs used, as of July 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$ 2,240,934	$ 2,240,934	$ —	$ —
Consumer Discretionary	2,769,828	2,769,828	—	—
Consumer Staples	1,689,960	1,689,960	—	—
Financials	3,802,978	3,802,978	—	—
Health Care	6,499,853	6,499,853	—	—
Industrials	3,540,808	3,540,808	—	—
Information Technology	19,591,747	19,591,747	—	—
Materials	1,591,978	1,591,978	—	—
Real Estate	3,145,378	3,145,378	—	—
Utilities	1,014,049	1,014,049	—	—
Money Market Fund	728,455	728,455	—	—
Total Investments in Securities:	$ 46,615,968	$ 46,615,968	$ —	$ —
See accompanying notes which are an integral part of the financial statements.
43	Annual Report

Fidelity® New Millennium ETF
Schedule of Investments July 31, 2022
Showing Percentage of Net Assets
Common Stocks – 95.9%
	Shares	Value
COMMUNICATION SERVICES – 4.8%
Diversified Telecommunication Services – 1.2%
Verizon Communications, Inc.	14,389	$ 664,628
Entertainment – 0.6%
Endeavor Group Holdings, Inc. (a)	14,568	332,005
Interactive Media & Services – 1.1%
Alphabet, Inc. Class A (a)	5,120	595,558
Media – 1.9%
Comcast Corp. Class A	29,159	1,094,046
TOTAL COMMUNICATION SERVICES		2,686,237
CONSUMER DISCRETIONARY – 6.1%
Auto Components – 1.0%
American Axle & Manufacturing Holdings, Inc. (a)	22,417	199,735
Aptiv PLC (a)	1,851	194,151
Magna International, Inc.	2,532	161,694
		555,580
Automobiles – 0.6%
General Motors Co.	8,890	322,351
Hotels, Restaurants & Leisure – 1.2%
Booking Holdings, Inc. (a)	186	360,038
Churchill Downs, Inc.	1,475	309,455
		669,493
Household Durables – 0.7%
Mohawk Industries, Inc. (a)	1,785	229,337
NVR, Inc. (a)	46	202,083
		431,420
Internet & Direct Marketing Retail – 1.1%
Coupang, Inc. (a)	19,613	339,109
eBay, Inc.	5,372	261,240
		600,349
Leisure Products – 0.1%
Peloton Interactive, Inc. Class A (a)	5,897	55,963
Specialty Retail – 0.3%
Best Buy Co., Inc.	2,602	200,328
Textiles, Apparel & Luxury Goods – 1.1%
PVH Corp.	2,770	171,518
Ralph Lauren Corp.	1,670	164,712
Tapestry, Inc.	8,261	277,818
		614,048
TOTAL CONSUMER DISCRETIONARY		3,449,532
CONSUMER STAPLES – 3.2%
Beverages – 2.1%
Diageo PLC ADR	1,648	315,427
The Boston Beer Co., Inc. Class A (a)	466	177,280
The Coca-Cola Co.	10,652	683,539
		1,176,246

	Shares	Value

Food & Staples Retailing – 1.1%
Walmart, Inc.	4,877	$ 644,008
TOTAL CONSUMER STAPLES		1,820,254
ENERGY – 18.2%
Energy Equipment & Services – 1.1%
Oceaneering International, Inc. (a)	15,288	162,359
Schlumberger N.V.	10,668	395,036
TechnipFMC PLC (a)	5,659	45,781
		603,176
Oil, Gas & Consumable Fuels – 17.1%
Canadian Natural Resources Ltd.	16,251	897,055
Cheniere Energy, Inc.	8,615	1,288,632
EQT Corp.	38,501	1,695,199
Exxon Mobil Corp.	26,099	2,529,776
Golar LNG Ltd. (a)	19,627	439,056
Hess Corp.	10,773	1,211,639
Range Resources Corp.	10,824	357,950
The Williams Cos., Inc.	22,429	764,605
Valero Energy Corp.	4,080	451,941
		9,635,853
TOTAL ENERGY		10,239,029
FINANCIALS – 17.0%
Banks – 7.1%
Bank of America Corp.	33,818	1,143,386
Comerica, Inc.	3,953	307,425
HDFC Bank Ltd. ADR	3,512	220,554
The PNC Financial Services Group, Inc.	5,642	936,233
Wells Fargo & Co.	32,041	1,405,639
		4,013,237
Capital Markets – 2.7%
Goldman Sachs Group, Inc.	1,938	646,110
Morgan Stanley	7,407	624,410
TPG, Inc.	8,877	253,172
		1,523,692
Diversified Financial Services – 0.3%
Equitable Holdings, Inc.	6,466	183,828
Insurance – 5.8%
American International Group, Inc.	24,197	1,252,679
Arch Capital Group Ltd. (a)	8,698	386,191
Chubb Ltd.	4,027	759,653
First American Financial Corp.	3,159	183,222
MetLife, Inc.	8,396	531,047
RenaissanceRe Holdings Ltd.	909	117,543
		3,230,335
Thrifts & Mortgage Finance – 1.1%
Radian Group, Inc.	27,750	620,768
TOTAL FINANCIALS		9,571,860

See accompanying notes which are an integral part of the financial statements.
Annual Report	44

Common Stocks – continued
	Shares	Value
HEALTH CARE – 16.9%
Biotechnology – 1.1%
Amgen, Inc.	2,198	$543,939
Day One Biopharmaceuticals, Inc. (a)	4,313	73,882
		617,821
Health Care Equipment & Supplies – 2.4%
Becton Dickinson and Co.	1,780	434,872
Boston Scientific Corp. (a)	10,013	411,034
Butterfly Network, Inc. (a)	53,146	230,654
Embecta Corp.	343	10,094
Hologic, Inc. (a)	3,999	285,448
		1,372,102
Health Care Providers & Services – 6.2%
Centene Corp. (a)	6,832	635,171
Cigna Corp.	2,441	672,154
Guardant Health, Inc. (a)	4,510	226,267
Henry Schein, Inc. (a)	5,884	463,836
LifeStance Health Group, Inc. (a)	14,847	88,488
Oak Street Health, Inc. (a)	6,146	177,927
UnitedHealth Group, Inc.	2,272	1,232,196
		3,496,039
Life Sciences Tools & Services – 0.2%
10X Genomics, Inc. Class A (a)	2,472	99,251
Pharmaceuticals – 7.0%
Bristol-Myers Squibb Co.	24,243	1,788,648
Eli Lilly & Co.	4,143	1,365,906
Sanofi ADR	6,291	312,663
Viatris, Inc.	47,560	460,856
		3,928,073
TOTAL HEALTH CARE		9,513,286
INDUSTRIALS – 11.7%
Aerospace & Defense – 4.6%
BWX Technologies, Inc.	5,250	297,570
General Dynamics Corp.	3,468	786,091
Huntington Ingalls Industries, Inc.	3,546	768,915
Northrop Grumman Corp.	1,534	734,633
		2,587,209
Air Freight & Logistics – 0.2%
GXO Logistics, Inc. (a)	2,735	131,280
Building Products – 0.6%
Fortune Brands Home & Security, Inc.	2,927	203,953
JELD-WEN Holding, Inc. (a)	6,137	109,116
		313,069
Construction & Engineering – 0.7%
AECOM	3,062	220,464
Argan, Inc.	4,375	162,575
		383,039
Electrical Equipment – 0.4%
Sensata Technologies Holding PLC	5,357	238,226

	Shares	Value

Industrial Conglomerates – 2.5%
General Electric Co.	19,107	$ 1,412,198
Machinery – 0.6%
Donaldson Co., Inc.	3,158	171,827
Pentair PLC	3,622	177,079
		348,906
Professional Services – 0.8%
Leidos Holdings, Inc.	2,379	254,553
Science Applications International Corp.	1,865	180,663
		435,216
Road & Rail – 1.3%
Hertz Global Holdings, Inc. (a)	5,045	108,064
Knight-Swift Transportation Holdings, Inc.	8,283	455,151
XPO Logistics, Inc. (a)	2,524	150,784
		713,999
TOTAL INDUSTRIALS		6,563,142
INFORMATION TECHNOLOGY – 7.2%
Communications Equipment – 1.8%
Cisco Systems, Inc.	16,990	770,836
Telefonaktiebolaget LM Ericsson ADR	30,538	230,257
		1,001,093
Electronic Equipment, Instruments & Components – 0.8%
Keysight Technologies, Inc. (a)	2,707	440,158
IT Services – 2.9%
Akamai Technologies, Inc. (a)	3,067	295,107
Euronet Worldwide, Inc. (a)	1,684	165,487
Fidelity National Information Services, Inc.	2,897	295,957
Global Payments, Inc.	1,251	153,022
Visa, Inc. Class A	3,497	741,749
		1,651,322
Semiconductors & Semiconductor Equipment – 1.7%
Analog Devices, Inc.	2,132	366,619
Intel Corp.	12,297	446,504
Skyworks Solutions, Inc.	1,416	154,174
		967,297
TOTAL INFORMATION TECHNOLOGY		4,059,870
MATERIALS – 3.9%
Chemicals – 1.0%
Cabot Corp.	2,997	222,557
Nutrien Ltd.	3,997	342,383
		564,940
Containers & Packaging – 1.3%
Avery Dennison Corp.	1,430	272,358
O-I Glass, Inc. (a)	30,661	451,023
		723,381
Metals & Mining – 1.6%
Commercial Metals Co.	2,254	89,303
Freeport-McMoRan, Inc.	18,184	573,705
See accompanying notes which are an integral part of the financial statements.
45	Annual Report

Fidelity® New Millennium ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
MATERIALS – continued
Metals & Mining – continued
Royal Gold, Inc.	950	$99,532
Steel Dynamics, Inc.	1,561	121,571
		884,111
TOTAL MATERIALS		2,172,432
REAL ESTATE – 3.3%
Equity Real Estate Investment Trusts (REITs) – 3.1%
Cousins Properties, Inc.	4,854	149,746
Gaming and Leisure Properties, Inc.	6,718	349,269
Healthcare Realty Trust, Inc.	6,279	164,824
Orion Office REIT, Inc.	258	2,822
Realty Income Corp.	2,769	204,878
Simon Property Group, Inc.	1,938	210,544
Spirit Realty Capital, Inc.	6,726	298,231
VICI Properties, Inc.	11,215	383,441
		1,763,755
Real Estate Management & Development – 0.2%
WeWork, Inc. (a)	18,566	88,560
TOTAL REAL ESTATE		1,852,315
UTILITIES – 3.6%
Electric Utilities – 2.5%
Duke Energy Corp.	5,907	649,356
FirstEnergy Corp.	5,809	238,750

	Shares	Value

The Southern Co.	6,562	$ 504,552
		1,392,658
Independent Power and Renewable Electricity Producers – 1.1%
The AES Corp.	14,258	316,813
Vistra Corp.	13,159	340,160
		656,973
TOTAL UTILITIES		2,049,631
TOTAL COMMON STOCKS (Cost $48,201,843)		53,977,588
Money Market Fund – 5.3%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.84% (b) (Cost $2,977,495)	2,977,495	2,977,495
TOTAL INVESTMENT IN SECURITIES – 101.2% (Cost $51,179,338)		56,955,083
NET OTHER ASSETS (LIABILITIES) – (1.2%)		(679,445)
NET ASSETS – 100.0%		$ 56,275,638

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation
The following is a summary of the inputs used, as of July 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$ 2,686,237	$ 2,686,237	$ —	$ —
Consumer Discretionary	3,449,532	3,449,532	—	—
Consumer Staples	1,820,254	1,820,254	—	—
Energy	10,239,029	10,239,029	—	—
Financials	9,571,860	9,571,860	—	—
Health Care	9,513,286	9,513,286	—	—
Industrials	6,563,142	6,563,142	—	—
Information Technology	4,059,870	4,059,870	—	—
Materials	2,172,432	2,172,432	—	—
Real Estate	1,852,315	1,852,315	—	—
Utilities	2,049,631	2,049,631	—	—
Money Market Fund	2,977,495	2,977,495	—	—
Total Investments in Securities:	$ 56,955,083	$ 56,955,083	$ —	$ —
See accompanying notes which are an integral part of the financial statements.
Annual Report	46

Fidelity® Real Estate Investment ETF
Schedule of Investments July 31, 2022
Showing Percentage of Net Assets
Common Stocks – 99.6%
	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) – 95.7%
REITs - Apartments – 11.3%
American Homes 4 Rent Class A	9,008	$ 341,223
Apartment Income REIT Corp.	5,605	254,131
Invitation Homes, Inc.	10,847	423,358
Mid-America Apartment Communities, Inc.	3,382	628,139
UDR, Inc.	13,451	651,028
		2,297,879
REITs - Diversified – 40.2%
American Assets Trust, Inc.	3,894	117,716
Crown Castle International Corp.	11,696	2,112,999
Digital Realty Trust, Inc.	6,067	803,574
Duke Realty Corp.	10,470	655,003
Equinix, Inc.	1,373	966,235
Gaming and Leisure Properties, Inc.	10,295	535,237
Lamar Advertising Co. Class A	2,409	243,454
LXP Industrial Trust	14,793	162,279
SBA Communications Corp.	4,500	1,511,055
VICI Properties, Inc.	13,618	465,599
Washington Real Estate Investment Trust	6,711	148,783
Weyerhaeuser Co.	11,703	425,053
		8,146,987
REITs - Health Care – 9.2%
Ventas, Inc.	14,384	773,572
Welltower, Inc.	12,548	1,083,394
		1,856,966
REITs - Hotels – 4.3%
DiamondRock Hospitality Co. (a)	19,978	185,396
Host Hotels & Resorts, Inc.	20,939	372,924
RLJ Lodging Trust	13,402	167,391
Ryman Hospitality Properties, Inc. (a)	1,558	137,945
		863,656
REITs - Manufactured Homes – 4.9%
Equity Lifestyle Properties, Inc.	7,606	559,193
Sun Communities, Inc.	2,680	439,413
		998,606
REITs - Office Property – 1.4%
Highwoods Properties, Inc.	3,245	115,425
Piedmont Office Realty Trust, Inc. Class A	5,302	72,955
Veris Residential, Inc. (a)	6,735	93,953
		282,333
REITs - Shopping Centers – 4.9%
Kimco Realty Corp.	16,559	366,120
Phillips Edison & Co., Inc.	6,441	219,252
Regency Centers Corp.	4,601	296,442

	Shares	Value

Urban Edge Properties	6,345	$ 104,248
		986,062
REITs - Single Tenant – 4.4%
Four Corners Property Trust, Inc.	4,028	117,738
National Retail Properties, Inc.	9,724	462,960
Spirit Realty Capital, Inc.	6,894	305,680
		886,378
REITs - Storage – 7.4%
CubeSmart	12,759	585,255
Extra Space Storage, Inc.	3,331	631,291
Iron Mountain, Inc.	5,854	283,861
		1,500,407
REITs - Warehouse/Industrial – 7.7%
Prologis, Inc.	11,803	1,564,606
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		19,383,880
INFORMATION TECHNOLOGY – 0.1%
IT Services – 0.1%
Cyxtera Technologies, Inc. (a)	2,078	25,331
REAL ESTATE MANAGEMENT & DEVELOPMENT – 3.8%
Real Estate Services – 3.8%
Anywhere Real Estate, Inc. (a)	5,910	58,686
CBRE Group, Inc. Class A (a)	6,690	572,798
Zillow Group, Inc. Class C (a)	4,005	139,695
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		771,179
TOTAL COMMON STOCKS (Cost $19,719,867)		20,180,390
Money Market Fund – 0.4%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.84% (b) (Cost $74,436)	74,436	74,435
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $19,794,303)		20,254,825
NET OTHER ASSETS (LIABILITIES) – 0.0%		1,709
NET ASSETS – 100.0%		$ 20,256,534

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes which are an integral part of the financial statements.
47	Annual Report

Fidelity® Real Estate Investment ETF
Schedule of Investments–continued
Investment Valuation
The following is a summary of the inputs used, as of July 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 20,180,390	$ 20,180,390	$ —	$ —
Money Market Funds	74,435	74,435	—	—
Total Investments in Securities:	$ 20,254,825	$ 20,254,825	$ —	$ —
See accompanying notes which are an integral part of the financial statements.
Annual Report	48

Fidelity® Small-Mid Cap Opportunities ETF
Schedule of Investments July 31, 2022
Showing Percentage of Net Assets
Common Stocks – 98.9%
	Shares	Value
COMMUNICATION SERVICES – 2.3%
Interactive Media & Services – 0.8%
Bumble, Inc. Class A (a)	2,952	$111,940
Ziff Davis, Inc. (a)	1,451	118,822
		230,762
Media – 1.5%
Nexstar Media Group, Inc. Class A	1,455	274,079
TechTarget, Inc. (a)	759	49,479
The Interpublic Group of Cos., Inc.	2,708	80,888
		404,446
TOTAL COMMUNICATION SERVICES		635,208
CONSUMER DISCRETIONARY – 12.6%
Auto Components – 0.5%
Adient PLC (a)	2,566	86,679
Patrick Industries, Inc.	746	45,297
		131,976
Diversified Consumer Services – 0.2%
Adtalem Global Education, Inc. (a)	1,444	57,904
Hotels, Restaurants & Leisure – 2.2%
Brinker International, Inc. (a)	1,452	40,293
Caesars Entertainment, Inc. (a)	2,759	126,059
Churchill Downs, Inc.	1,159	243,158
Wyndham Hotels & Resorts, Inc.	3,090	214,477
		623,987
Household Durables – 3.2%
Helen of Troy Ltd. (a)	856	114,524
KB Home	2,787	90,968
LGI Homes, Inc. (a)	1,345	151,716
Mohawk Industries, Inc. (a)	2,060	264,669
Tempur Sealy International, Inc.	9,554	262,544
		884,421
Specialty Retail – 4.2%
Academy Sports & Outdoors, Inc.	880	37,866
AutoZone, Inc. (a)	160	341,982
Best Buy Co., Inc.	1,284	98,855
Dick's Sporting Goods, Inc.	1,745	163,315
Lithia Motors, Inc.	438	116,193
Rent-A-Center, Inc.	3,966	93,320
Williams-Sonoma, Inc.	2,099	303,138
		1,154,669
Textiles, Apparel & Luxury Goods – 2.3%
Capri Holdings Ltd. (a)	3,546	172,619
Crocs, Inc. (a)	2,167	155,244
Tapestry, Inc.	9,116	306,571
		634,434
TOTAL CONSUMER DISCRETIONARY		3,487,391

	Shares	Value
CONSUMER STAPLES – 5.5%
Food & Staples Retailing – 2.8%
BJ's Wholesale Club Holdings, Inc. (a)	4,306	$ 291,516
Performance Food Group Co. (a)	3,357	166,877
US Foods Holding Corp. (a)	7,206	226,989
Walgreens Boots Alliance, Inc.	2,265	89,739
		775,121
Food Products – 2.7%
Darling Ingredients, Inc. (a)	4,108	284,602
Lamb Weston Holdings, Inc.	3,546	282,475
Nomad Foods Ltd. (a)	6,573	121,206
Seaboard Corp.	14	56,849
		745,132
TOTAL CONSUMER STAPLES		1,520,253
ENERGY – 7.2%
Energy Equipment & Services – 0.8%
TechnipFMC PLC (a)	28,106	227,378
Oil, Gas & Consumable Fuels – 6.4%
Antero Resources Corp. (a)	8,636	342,331
Brigham Minerals, Inc. Class A	932	24,745
Cenovus Energy, Inc.	5,449	103,967
Cheniere Energy, Inc.	1,792	268,047
Denbury, Inc. (a)	1,548	111,317
EQT Corp.	4,577	201,525
Hess Corp.	2,941	330,774
HF Sinclair Corp.	3,198	152,928
Marathon Oil Corp.	4,067	100,862
Murphy Oil Corp.	4,322	151,875
		1,788,371
TOTAL ENERGY		2,015,749
FINANCIALS – 14.9%
Banks – 6.0%
BOK Financial Corp.	1,011	88,998
Comerica, Inc.	4,625	359,686
Cullen/Frost Bankers, Inc.	1,844	240,457
Eastern Bankshares, Inc.	6,675	136,170
First Hawaiian, Inc.	4,279	109,072
M&T Bank Corp.	595	105,583
Synovus Financial Corp.	4,629	186,919
Trico Bancshares	717	34,273
Webster Financial Corp.	2,916	135,448
Western Alliance Bancorp	1,486	113,501
Wintrust Financial Corp.	1,700	146,268
		1,656,375
Capital Markets – 0.7%
LPL Financial Holdings, Inc.	1,001	210,130
Consumer Finance – 1.5%
Discover Financial Services	2,234	225,634

See accompanying notes which are an integral part of the financial statements.
49	Annual Report

Fidelity® Small-Mid Cap Opportunities ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
FINANCIALS – continued
Consumer Finance – continued
Encore Capital Group, Inc. (a)	1,057	$76,559
Synchrony Financial	3,412	114,234
		416,427
Insurance – 6.2%
American Financial Group, Inc.	1,292	172,715
Arch Capital Group Ltd. (a)	4,576	203,174
Assurant, Inc.	1,599	281,072
Enstar Group Ltd. (a)	391	77,387
First American Financial Corp.	5,024	291,392
Lincoln National Corp.	3,794	194,784
Old Republic International Corp.	9,535	221,879
Primerica, Inc.	1,250	160,863
Reinsurance Group of America, Inc.	1,054	122,032
		1,725,298
Thrifts & Mortgage Finance – 0.5%
Walker & Dunlop, Inc.	1,280	144,179
TOTAL FINANCIALS		4,152,409
HEALTH CARE – 12.3%
Biotechnology – 1.6%
4D Molecular Therapeutics, Inc. (a)	319	2,999
ALX Oncology Holdings, Inc. (a)	267	2,584
Arcutis Biotherapeutics, Inc. (a)	120	2,911
Argenx SE ADR (a)	270	98,337
Blueprint Medicines Corp. (a)	463	23,641
Celldex Therapeutics, Inc. (a)	456	14,008
Cytokinetics, Inc. (a)	761	32,213
Exelixis, Inc. (a)	2,838	59,371
Global Blood Therapeutics, Inc. (a)	818	26,765
Horizon Therapeutics PLC (a)	282	23,397
Keros Therapeutics, Inc. (a)	154	4,940
Mirati Therapeutics, Inc. (a)	383	24,665
Prelude Therapeutics, Inc. (a)	372	1,860
Relay Therapeutics, Inc. (a)	210	3,994
United Therapeutics Corp. (a)	282	65,162
Vaxcyte, Inc. (a)	24	554
Vericel Corp. (a)	468	15,229
Verve Therapeutics, Inc. (a)	516	12,704
Zentalis Pharmaceuticals, Inc. (a)	689	20,119
		435,453
Health Care Equipment & Supplies – 1.8%
Envista Holdings Corp. (a)	3,285	133,535
Figs, Inc. Class A (a)	10,730	113,416
Hologic, Inc. (a)	2,480	177,023
Integer Holdings Corp. (a)	1,060	74,083
		498,057
Health Care Providers & Services – 5.1%
Acadia Healthcare Co., Inc. (a)	2,884	239,112

	Shares	Value

AdaptHealth Corp. (a)	6,473	$ 143,118
Laboratory Corp. of America Holdings	477	125,065
Molina Healthcare, Inc. (a)	1,225	401,457
Owens & Minor, Inc.	4,786	169,472
Premier, Inc. Class A	1,950	74,997
R1 RCM, Inc. (a)	3,364	84,100
Surgery Partners, Inc. (a)	1,036	40,798
Universal Health Services, Inc. Class B	1,331	149,698
		1,427,817
Health Care Technology – 0.3%
Evolent Health, Inc. Class A (a)	2,939	99,897
Life Sciences Tools & Services – 2.3%
10X Genomics, Inc. Class A (a)	464	18,630
Charles River Laboratories International, Inc. (a)	1,206	302,151
Syneos Health, Inc. (a)	2,755	218,031
West Pharmaceutical Services, Inc.	265	91,043
		629,855
Pharmaceuticals – 1.2%
Arvinas, Inc. (a)	564	29,954
Jazz Pharmaceuticals PLC (a)	1,706	266,238
Prestige Consumer Healthcare, Inc. (a)	307	18,515
Viatris, Inc.	771	7,471
		322,178
TOTAL HEALTH CARE		3,413,257
INDUSTRIALS – 16.6%
Aerospace & Defense – 0.4%
Curtiss-Wright Corp.	759	108,871
Building Products – 1.8%
Builders FirstSource, Inc. (a)	6,971	474,028
JELD-WEN Holding, Inc. (a)	1,679	29,853
		503,881
Commercial Services & Supplies – 0.3%
The Brink's Co.	1,705	97,083
Construction & Engineering – 1.7%
AECOM	2,284	164,448
Fluor Corp. (a)	7,165	182,063
Granite Construction, Inc.	4,261	127,404
		473,915
Electrical Equipment – 3.2%
Acuity Brands, Inc.	1,037	189,149
AMETEK, Inc.	1,541	190,313
Atkore, Inc. (a)	1,579	156,747
Regal Rexnord Corp.	1,734	232,876
Sensata Technologies Holding PLC	2,514	111,798
		880,883
Machinery – 2.5%
Allison Transmission Holdings, Inc.	2,832	118,576
Crane Holdings Co.	1,609	159,178

See accompanying notes which are an integral part of the financial statements.
Annual Report	50

Common Stocks – continued
	Shares	Value
INDUSTRIALS – continued
Machinery – continued
ITT, Inc.	2,809	$ 210,759
Oshkosh Corp.	1,253	107,883
SPX Corp. (a)	1,413	83,551
		679,947
Professional Services – 3.3%
ASGN, Inc. (a)	2,477	257,013
CACI International, Inc. Class A (a)	757	228,834
Insperity, Inc.	1,151	126,311
KBR, Inc.	4,458	237,299
Kforce, Inc.	1,026	67,562
		917,019
Road & Rail – 2.0%
TFI International, Inc.	3,575	357,250
XPO Logistics, Inc. (a)	3,219	192,303
		549,553
Trading Companies & Distributors – 1.4%
Beacon Roofing Supply, Inc. (a)	2,601	156,112
Rush Enterprises, Inc. Class A	1,566	75,466
Univar Solutions, Inc. (a)	5,705	154,263
		385,841
TOTAL INDUSTRIALS		4,596,993
INFORMATION TECHNOLOGY – 13.3%
Communications Equipment – 0.5%
Lumentum Holdings, Inc. (a)	1,440	130,262
Electronic Equipment, Instruments & Components – 2.3%
Advanced Energy Industries, Inc.	1,243	111,236
Fabrinet (a)	1,130	108,548
Flex Ltd. (a)	3,001	50,417
Insight Enterprises, Inc. (a)	1,574	147,027
TD SYNNEX Corp.	1,838	184,572
TTM Technologies, Inc. (a)	3,352	45,353
		647,153
IT Services – 4.7%
Amdocs Ltd.	1,960	170,638
Concentrix Corp.	1,711	228,863
Cyxtera Technologies, Inc. (a)	10,161	123,863
EPAM Systems, Inc. (a)	504	176,022
ExlService Holdings, Inc. (a)	1,085	182,681
Genpact Ltd.	3,656	175,781
Perficient, Inc. (a)	1,066	112,484
Verra Mobility Corp. (a)	4,379	72,210
WNS Holdings Ltd. ADR (a)	692	60,003
		1,302,545
Semiconductors & Semiconductor Equipment – 2.4%
Cirrus Logic, Inc. (a)	500	42,730
Entegris, Inc.	1,913	210,239
Ichor Holdings Ltd. (a)	3,010	94,092

	Shares	Value

ON Semiconductor Corp. (a)	3,241	$ 216,434
SiTime Corp. (a)	542	100,801
		664,296
Software – 2.2%
ANSYS, Inc. (a)	514	143,401
Dynatrace, Inc. (a)	1,526	57,423
Elastic N.V. (a)	2,067	165,133
Paycom Software, Inc. (a)	378	124,925
Tenable Holdings, Inc. (a)	3,291	127,197
		618,079
Technology Hardware, Storage & Peripherals – 1.2%
Avid Technology, Inc. (a)	3,497	98,126
Seagate Technology Holdings PLC	2,843	227,383
		325,509
TOTAL INFORMATION TECHNOLOGY		3,687,844
MATERIALS – 6.2%
Chemicals – 3.7%
Element Solutions, Inc.	7,144	141,165
Huntsman Corp.	7,013	203,097
The Chemours Co.	4,986	177,452
The Mosaic Co.	2,267	119,380
Trinseo PLC	3,551	127,019
Tronox Holdings PLC Class A	2,927	45,691
Valvoline, Inc.	6,138	197,766
		1,011,570
Construction Materials – 1.0%
Eagle Materials, Inc.	1,365	172,604
Summit Materials, Inc. Class A (a)	3,864	106,299
		278,903
Containers & Packaging – 0.5%
O-I Glass, Inc. (a)	10,045	147,762
Metals & Mining – 1.0%
Commercial Metals Co.	3,823	151,467
Steel Dynamics, Inc.	1,556	121,181
		272,648
TOTAL MATERIALS		1,710,883
REAL ESTATE – 5.0%
Equity Real Estate Investment Trusts (REITs) – 3.2%
Corporate Office Properties Trust	3,543	99,735
CubeSmart	6,543	300,127
Douglas Emmett, Inc.	7,582	179,239
LXP Industrial Trust	7,326	80,366
Terreno Realty Corp.	2,187	137,016
Ventas, Inc.	1,992	107,130
		903,613
Real Estate Management & Development – 1.8%
Anywhere Real Estate, Inc. (a)	12,931	128,405
Cushman & Wakefield PLC (a)	1,947	32,709
See accompanying notes which are an integral part of the financial statements.
51	Annual Report

Fidelity® Small-Mid Cap Opportunities ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
REAL ESTATE – continued
Real Estate Management & Development – continued
Jones Lang LaSalle, Inc. (a)	1,715	$ 326,999
		488,113
TOTAL REAL ESTATE		1,391,726
UTILITIES – 3.0%
Electric Utilities – 1.3%
Alliant Energy Corp.	2,660	162,074
Edison International	1,740	117,920
PG&E Corp. (a)	8,318	90,333
		370,327
Gas Utilities – 0.5%
Brookfield Infrastructure Corp.	2,937	134,544
Independent Power and Renewable Electricity Producers – 1.2%
The AES Corp.	8,913	198,047
Vistra Corp.	5,359	138,530
		336,577
TOTAL UTILITIES		841,448
TOTAL COMMON STOCKS (Cost $27,123,387)		27,453,161
Money Market Fund – 1.1%
	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.84% (b) (Cost $298,438)	298,438	$ 298,438
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $27,421,825)		27,751,599
NET OTHER ASSETS (LIABILITIES) – (0.0%)		(4,109)
NET ASSETS – 100.0%		$ 27,747,490

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes which are an integral part of the financial statements.
Annual Report	52

Investment Valuation
The following is a summary of the inputs used, as of July 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$ 635,208	$ 635,208	$ —	$ —
Consumer Discretionary	3,487,391	3,487,391	—	—
Consumer Staples	1,520,253	1,520,253	—	—
Energy	2,015,749	2,015,749	—	—
Financials	4,152,409	4,152,409	—	—
Health Care	3,413,257	3,413,257	—	—
Industrials	4,596,993	4,596,993	—	—
Information Technology	3,687,844	3,687,844	—	—
Materials	1,710,883	1,710,883	—	—
Real Estate	1,391,726	1,391,726	—	—
Utilities	841,448	841,448	—	—
Money Market Fund	298,438	298,438	—	—
Total Investments in Securities:	$ 27,751,599	$ 27,751,599	$ —	$ —
Other Information
Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):
United States of America	89.9%
Canada	2.1%
Ireland	2.1%
Bermuda	2.1%
United Kingdom	2.0%
Others (Individually Less Than 1%)	1.8%
100.0%
See accompanying notes which are an integral part of the financial statements.
53	Annual Report

Fidelity® Sustainable U.S. Equity ETF
Schedule of Investments July 31, 2022
Showing Percentage of Net Assets
Common Stocks – 96.9%
	Shares	Value
COMMUNICATION SERVICES – 4.6%
Interactive Media & Services – 1.8%
Alphabet, Inc. Class A (a)	860	$ 100,035
Media – 2.8%
Cable One, Inc.	47	64,704
Comcast Corp. Class A	1,398	52,453
The Interpublic Group of Cos., Inc.	1,520	45,403
		162,560
TOTAL COMMUNICATION SERVICES		262,595
CONSUMER DISCRETIONARY – 10.5%
Automobiles – 0.6%
General Motors Co.	979	35,498
Diversified Consumer Services – 2.1%
Adtalem Global Education, Inc. (a)	1,515	60,752
Bright Horizons Family Solutions, Inc. (a)	624	58,450
		119,202
Hotels, Restaurants & Leisure – 2.0%
Marriott International, Inc. Class A	740	117,527
Household Durables – 1.3%
Taylor Morrison Home Corp. (a)	2,572	73,816
Internet & Direct Marketing Retail – 2.2%
Amazon.com, Inc. (a)	431	58,163
eBay, Inc.	1,347	65,505
		123,668
Specialty Retail – 1.7%
The Home Depot, Inc.	330	99,310
Textiles, Apparel & Luxury Goods – 0.6%
Tapestry, Inc.	1,085	36,489
TOTAL CONSUMER DISCRETIONARY		605,510
CONSUMER STAPLES – 8.6%
Beverages – 2.0%
Keurig Dr Pepper, Inc.	2,928	113,431
Food & Staples Retailing – 1.0%
Albertsons Cos., Inc.	2,205	59,204
Food Products – 1.9%
Darling Ingredients, Inc. (a)	1,578	109,324
Household Products – 3.0%
Kimberly-Clark Corp.	462	60,887
The Procter & Gamble Co.	786	109,183
		170,070
Personal Products – 0.7%
The Estee Lauder Cos., Inc. Class A	149	40,692
TOTAL CONSUMER STAPLES		492,721

	Shares	Value
ENERGY – 4.8%
Oil, Gas & Consumable Fuels – 4.8%
Cheniere Energy, Inc.	935	$ 139,857
Denbury, Inc. (a)	417	29,987
Valero Energy Corp.	984	108,998
TOTAL ENERGY		278,842
FINANCIALS – 12.1%
Banks – 2.6%
Bank of America Corp.	3,103	104,913
Huntington Bancshares, Inc.	3,452	45,877
		150,790
Capital Markets – 4.8%
BlackRock, Inc.	84	56,211
Moody's Corp.	192	59,568
Northern Trust Corp.	896	89,403
State Street Corp.	998	70,898
		276,080
Consumer Finance – 2.6%
American Express Co.	447	68,847
Discover Financial Services	805	81,305
		150,152
Insurance – 2.1%
The Travelers Cos., Inc.	746	118,390
TOTAL FINANCIALS		695,412
HEALTH CARE – 14.5%
Biotechnology – 3.2%
Amgen, Inc.	371	91,811
Vertex Pharmaceuticals, Inc. (a)	328	91,975
		183,786
Health Care Equipment & Supplies – 2.9%
Danaher Corp.	579	168,761
Health Care Providers & Services – 2.6%
Cigna Corp.	489	134,651
Guardant Health, Inc. (a)	323	16,205
		150,856
Life Sciences Tools & Services – 2.0%
Bio-Rad Laboratories, Inc. Class A (a)	87	49,003
ICON PLC (a)	271	65,379
		114,382
Pharmaceuticals – 3.8%
Merck & Co., Inc.	1,621	144,820
Zoetis, Inc.	409	74,663
		219,483
TOTAL HEALTH CARE		837,268
INDUSTRIALS – 9.5%
Air Freight & Logistics – 1.3%
United Parcel Service, Inc. Class B	379	73,863

See accompanying notes which are an integral part of the financial statements.
Annual Report	54

Common Stocks – continued
	Shares	Value
INDUSTRIALS – continued
Building Products – 0.8%
Johnson Controls International PLC	800	$ 43,128
Electrical Equipment – 1.5%
Acuity Brands, Inc.	282	51,437
Generac Holdings, Inc. (a)	127	34,074
		85,511
Machinery – 1.7%
Deere & Co.	155	53,193
Ingersoll Rand, Inc.	918	45,716
		98,909
Professional Services – 4.2%
KBR, Inc.	1,901	101,190
ManpowerGroup, Inc.	788	61,787
Verisk Analytics, Inc.	421	80,096
		243,073
TOTAL INDUSTRIALS		544,484
INFORMATION TECHNOLOGY – 23.1%
IT Services – 4.0%
Accenture PLC Class A	342	104,741
Concentrix Corp.	199	26,618
Mastercard, Inc. Class A	166	58,729
PayPal Holdings, Inc. (a)	476	41,189
		231,277
Semiconductors & Semiconductor Equipment – 5.7%
Advanced Micro Devices, Inc. (a)	514	48,558
NVIDIA Corp.	572	103,892
ON Semiconductor Corp. (a)	1,372	91,622
SolarEdge Technologies, Inc. (a)	238	85,711
		329,783
Software – 11.1%
Adobe, Inc. (a)	160	65,619
Intuit, Inc.	200	91,234
Microsoft Corp.	1,279	359,067
Salesforce, Inc. (a)	667	122,741
		638,661
Technology Hardware, Storage & Peripherals – 2.3%
Apple, Inc.	826	134,233
TOTAL INFORMATION TECHNOLOGY		1,333,954

	Shares	Value
MATERIALS – 4.5%
Chemicals – 1.9%
Eastman Chemical Co.	345	$33,096
Linde PLC	248	74,896
		107,992
Containers & Packaging – 2.6%
Avery Dennison Corp.	471	89,706
Crown Holdings, Inc.	626	63,652
		153,358
TOTAL MATERIALS		261,350
REAL ESTATE – 2.8%
Equity Real Estate Investment Trusts (REITs) – 2.8%
Prologis, Inc.	1,234	163,579
UTILITIES – 1.9%
Electric Utilities – 1.2%
NextEra Energy, Inc.	852	71,985
Water Utilities – 0.7%
American Water Works Co., Inc.	254	39,482
TOTAL UTILITIES		111,467
TOTAL COMMON STOCKS (Cost $5,896,399)		5,587,182
Money Market Fund – 2.8%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.84% (b) (Cost $158,785)	158,785	158,785
TOTAL INVESTMENT IN SECURITIES – 99.7% (Cost $6,055,184)		5,745,967
NET OTHER ASSETS (LIABILITIES) – 0.3%		17,345
NET ASSETS – 100.0%		$ 5,763,312

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
See accompanying notes which are an integral part of the financial statements.
55	Annual Report

Fidelity® Sustainable U.S. Equity ETF
Schedule of Investments–continued
Investment Valuation
The following is a summary of the inputs used, as of July 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$ 262,595	$ 262,595	$ —	$ —
Consumer Discretionary	605,510	605,510	—	—
Consumer Staples	492,721	492,721	—	—
Energy	278,842	278,842	—	—
Financials	695,412	695,412	—	—
Health Care	837,268	837,268	—	—
Industrials	544,484	544,484	—	—
Information Technology	1,333,954	1,333,954	—	—
Materials	261,350	261,350	—	—
Real Estate	163,579	163,579	—	—
Utilities	111,467	111,467	—	—
Money Market Fund	158,785	158,785	—	—
Total Investments in Securities:	$ 5,745,967	$ 5,745,967	$ —	$ —
See accompanying notes which are an integral part of the financial statements.
Annual Report	56

Fidelity® Women’s Leadership ETF
Schedule of Investments July 31, 2022
Showing Percentage of Net Assets
Common Stocks – 98.2%
	Shares	Value
COMMUNICATION SERVICES – 5.5%
Diversified Telecommunication Services – 0.8%
Verizon Communications, Inc.	474	$ 21,894
Entertainment – 0.9%
The Walt Disney Co. (a)	211	22,387
Interactive Media & Services – 1.9%
Alphabet, Inc. Class C (a)	140	16,330
Bumble, Inc. Class A (a)	873	33,104
		49,434
Media – 1.9%
Cable One, Inc.	11	15,143
The Interpublic Group of Cos., Inc.	1,142	34,112
		49,255
TOTAL COMMUNICATION SERVICES		142,970
CONSUMER DISCRETIONARY – 11.1%
Automobiles – 0.7%
General Motors Co.	531	19,254
Diversified Consumer Services – 1.1%
Adtalem Global Education, Inc. (a)	366	14,677
Bright Horizons Family Solutions, Inc. (a)	151	14,144
		28,821
Hotels, Restaurants & Leisure – 2.0%
Marriott International, Inc. Class A	232	36,847
Vail Resorts, Inc.	70	16,599
		53,446
Household Durables – 0.8%
Taylor Morrison Home Corp. (a)	724	20,779
Internet & Direct Marketing Retail – 2.0%
Amazon.com, Inc. (a)	260	35,087
Etsy, Inc. (a)	126	13,069
The RealReal, Inc. (a)	1,559	3,632
		51,788
Specialty Retail – 3.3%
Best Buy Co., Inc.	195	15,013
Lowe's Cos., Inc.	153	29,304
The Gap, Inc.	1,188	11,429
Torrid Holdings, Inc. (a)	1,308	5,310
Williams-Sonoma, Inc.	174	25,129
		86,185
Textiles, Apparel & Luxury Goods – 1.2%
PVH Corp.	184	11,393
Tapestry, Inc.	587	19,741
		31,134
TOTAL CONSUMER DISCRETIONARY		291,407
CONSUMER STAPLES – 4.9%
Beverages – 1.1%
The Coca-Cola Co.	434	27,850

	Shares	Value

Food & Staples Retailing – 0.7%
Albertsons Cos., Inc.	654	$ 17,560
Food Products – 1.3%
The Hershey Co.	150	34,194
Household Products – 0.7%
The Clorox Co.	135	19,148
Personal Products – 1.1%
Olaplex Holdings, Inc. (a)	476	8,187
The Estee Lauder Cos., Inc. Class A	79	21,575
		29,762
TOTAL CONSUMER STAPLES		128,514
ENERGY – 2.4%
Oil, Gas & Consumable Fuels – 2.4%
EQT Corp.	316	13,913
Occidental Petroleum Corp.	265	17,424
Phillips 66	364	32,396
TOTAL ENERGY		63,733
FINANCIALS – 12.2%
Banks – 3.9%
Bank of America Corp.	1,266	42,803
Citigroup, Inc.	392	20,345
First Horizon Corp.	674	15,071
First United Corp.	550	9,911
JPMorgan Chase & Co.	130	14,997
		103,127
Capital Markets – 4.0%
Franklin Resources, Inc.	569	15,619
Morningstar, Inc.	117	29,876
MSCI, Inc.	27	12,996
Nasdaq, Inc.	256	46,310
		104,801
Insurance – 4.3%
Marsh & McLennan Cos., Inc.	122	20,003
The Hartford Financial Services Group, Inc.	621	40,036
The Progressive Corp.	462	53,158
		113,197
TOTAL FINANCIALS		321,125
HEALTH CARE – 15.0%
Biotechnology – 2.6%
Alnylam Pharmaceuticals, Inc. (a)	123	17,471
Vertex Pharmaceuticals, Inc. (a)	150	42,061
Zai Lab Ltd. ADR (a)	211	8,552
		68,084
Health Care Equipment & Supplies – 2.2%
Figs, Inc. Class A (a)	917	9,693

See accompanying notes which are an integral part of the financial statements.
57	Annual Report

Fidelity® Women’s Leadership ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Health Care Equipment & Supplies – continued
Hologic, Inc. (a)	665	$ 47,468
		57,161
Health Care Providers & Services – 5.9%
Cigna Corp.	213	58,651
Elevance Health, Inc.	179	85,401
Guardant Health, Inc. (a)	228	11,439
		155,491
Life Sciences Tools & Services – 0.6%
ICON PLC (a)	73	17,611
Pharmaceuticals – 3.7%
Eli Lilly & Co.	127	41,871
GSK PLC SPON ADR ADR	454	19,145
Zoetis, Inc.	195	35,597
		96,613
TOTAL HEALTH CARE		394,960
INDUSTRIALS – 12.3%
Air Freight & Logistics – 1.4%
United Parcel Service, Inc. Class B	187	36,444
Airlines – 0.3%
JetBlue Airways Corp. (a)	916	7,713
Commercial Services & Supplies – 0.2%
Stericycle, Inc. (a)	133	6,234
Electrical Equipment – 3.4%
AMETEK, Inc.	377	46,560
nVent Electric PLC	898	31,708
Sunrun, Inc. (a)	347	11,343
		89,611
Machinery – 3.7%
Deere & Co.	69	23,680
Federal Signal Corp.	1,089	45,215
Otis Worldwide Corp.	367	28,688
		97,583
Professional Services – 3.3%
Leidos Holdings, Inc.	297	31,779
ManpowerGroup, Inc.	315	24,699
Science Applications International Corp.	310	30,030
		86,508
TOTAL INDUSTRIALS		324,093
INFORMATION TECHNOLOGY – 25.5%
Communications Equipment – 0.9%
Arista Networks, Inc. (a)	197	22,976
Electronic Equipment, Instruments & Components – 3.0%
CDW Corp.	319	57,908
Insight Enterprises, Inc. (a)	232	21,671
		79,579

	Shares	Value

IT Services – 7.4%
Accenture PLC Class A	165	$ 50,533
Concentrix Corp.	96	12,841
Genpact Ltd.	472	22,694
Mastercard, Inc. Class A	123	43,516
PayPal Holdings, Inc. (a)	222	19,210
Twilio, Inc. Class A (a)	113	9,582
WEX, Inc. (a)	222	36,898
		195,274
Semiconductors & Semiconductor Equipment – 2.6%
Advanced Micro Devices, Inc. (a)	225	21,256
Marvell Technology, Inc.	248	13,809
NVIDIA Corp.	178	32,330
		67,395
Software – 9.1%
Adobe, Inc. (a)	97	39,782
HubSpot, Inc. (a)	56	17,248
Intuit, Inc.	83	37,862
Microsoft Corp.	319	89,556
PagerDuty, Inc. (a)	479	12,420
Salesforce, Inc. (a)	231	42,509
		239,377
Technology Hardware, Storage & Peripherals – 2.5%
Apple, Inc.	394	64,029
TOTAL INFORMATION TECHNOLOGY		668,630
MATERIALS – 3.9%
Chemicals – 1.8%
Cabot Corp.	232	17,228
Eastman Chemical Co.	139	13,334
Valvoline, Inc.	472	15,208
		45,770
Construction Materials – 0.5%
Summit Materials, Inc. Class A (a)	513	14,113
Metals & Mining – 1.6%
Commercial Metals Co.	664	26,308
Schnitzer Steel Industries, Inc. Class A	442	15,717
		42,025
TOTAL MATERIALS		101,908
REAL ESTATE – 3.3%
Equity Real Estate Investment Trusts (REITs) – 3.3%
Equity Lifestyle Properties, Inc.	435	31,981
STORE Capital Corp.	1,097	31,835
Ventas, Inc.	421	22,642
TOTAL REAL ESTATE		86,458
UTILITIES – 2.1%
Electric Utilities – 0.9%
NextEra Energy, Inc.	296	25,009

See accompanying notes which are an integral part of the financial statements.
Annual Report	58

Common Stocks – continued
	Shares	Value
UTILITIES – continued
Water Utilities – 1.2%
American Water Works Co., Inc.	195	$ 30,311
TOTAL UTILITIES		55,320
TOTAL COMMON STOCKS (Cost $2,820,529)		2,579,118
Money Market Fund – 1.8%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.84% (b) (Cost $47,536)	47,536	47,536
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $2,868,065)		2,626,654
NET OTHER ASSETS (LIABILITIES) – 0.0%		698
NET ASSETS – 100.0%		$ 2,627,352

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Investment Valuation
The following is a summary of the inputs used, as of July 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$ 142,970	$ 142,970	$ —	$ —
Consumer Discretionary	291,407	291,407	—	—
Consumer Staples	128,514	128,514	—	—
Energy	63,733	63,733	—	—
Financials	321,125	321,125	—	—
Health Care	394,960	394,960	—	—
Industrials	324,093	324,093	—	—
Information Technology	668,630	668,630	—	—
Materials	101,908	101,908	—	—
Real Estate	86,458	86,458	—	—
Utilities	55,320	55,320	—	—
Money Market Fund	47,536	47,536	—	—
Total Investments in Securities:	$ 2,626,654	$ 2,626,654	$ —	$ —
See accompanying notes which are an integral part of the financial statements.
59	Annual Report

Financial Statements
Statements of Assets and Liabilities
July 31, 2022
	Fidelity Blue Chip Growth ETF	Fidelity Blue Chip Value ETF	Fidelity Growth Opportunities ETF	Fidelity Magellan ETF
Assets
Investments in securities, at value – See accompanying schedule:	$ 363,826,932	$ 114,106,958	$ 62,223,928	$ 46,615,968
Cash	36	—	—	—
Foreign currency held at value (cost $57, $—, $— and $—, respectively)	57	—	—	—
Receivable for investments sold	240,563	—	12,013	252,394
Receivable for fund shares sold	—	—	96,756	—
Dividends receivable	67,625	122,549	8,792	10,872
Total assets	364,135,213	114,229,507	62,341,489	46,879,234
Liabilities
Payable to custodian bank	—	—	—	—
Payable for investments purchased	576,522	—	3,124	330,778
Accrued management fees	161,753	54,079	28,347	21,048
Total liabilities	738,275	54,079	31,471	351,826
Net Assets	$363,396,938	$114,175,428	$ 62,310,018	$46,527,408
Net Assets consist of:
Paid in capital	$446,056,614	$105,492,197	$ 80,798,166	$49,142,677
Total accumulated earnings (loss)	(82,659,676)	8,683,231	(18,488,148)	(2,615,269)
Net Assets	$363,396,938	$114,175,428	$ 62,310,018	$46,527,408
Shares outstanding	14,575,000	4,075,000	4,300,000	2,225,000
Net Asset Value per share	$ 24.93	$ 28.02	$ 14.49	$ 20.91
Investments at cost	$393,380,504	$104,924,657	$ 64,779,940	$45,017,742
See accompanying notes which are an integral part of the financial statements.
Annual Report	60

Statements of Assets and Liabilities
July 31, 2022
	Fidelity New Millennium ETF	Fidelity Real Estate Investment ETF	Fidelity Small-Mid Cap Opportunities ETF	Fidelity Sustainable U.S. Equity ETF
Assets
Investments in securities, at value – See accompanying schedule:	$ 56,955,083	$ 20,254,825	$ 27,751,599	$ 5,745,967
Cash	—	—	—	—
Foreign currency held at value (cost $—, $—, $— and $—, respectively)	—	—	—	—
Receivable for investments sold	485,773	—	—	177,937
Receivable for fund shares sold	—	—	—	—
Dividends receivable	50,958	11,170	8,820	2,949
Total assets	57,491,814	20,265,995	27,760,419	5,926,853
Liabilities
Payable to custodian bank	7	—	—	—
Payable for investments purchased	1,189,962	—	—	160,864
Accrued management fees	26,207	9,461	12,929	2,677
Total liabilities	1,216,176	9,461	12,929	163,541
Net Assets	$56,275,638	$20,256,534	$27,747,490	$5,763,312
Net Assets consist of:
Paid in capital	$50,976,875	$19,989,181	$29,510,832	$6,350,930
Total accumulated earnings (loss)	5,298,763	267,353	(1,763,342)	(587,618)
Net Assets	$56,275,638	$20,256,534	$27,747,490	$5,763,312
Shares outstanding	1,950,000	850,000	1,325,000	300,000
Net Asset Value per share	$ 28.86	$ 23.83	$ 20.94	$ 19.21
Investments at cost	$51,179,338	$19,794,303	$27,421,825	$6,055,184
See accompanying notes which are an integral part of the financial statements.
61	Annual Report

Financial Statements  – continued
Statements of Assets and Liabilities
July 31, 2022
Fidelity Women's Leadership ETF
Assets
Investments in securities, at value – See accompanying schedule:	$ 2,626,654
Cash	—
Foreign currency held at value (cost $—)	—
Receivable for investments sold	—
Receivable for fund shares sold	—
Dividends receivable	1,922
Total assets	2,628,576
Liabilities
Payable to custodian bank	—
Payable for investments purchased	—
Accrued management fees	1,224
Total liabilities	1,224
Net Assets	$2,627,352
Net Assets consist of:
Paid in capital	$3,038,662
Total accumulated earnings (loss)	(411,310)
Net Assets	$2,627,352
Shares outstanding	150,000
Net Asset Value per share	$ 17.52
Investments at cost	$2,868,065
See accompanying notes which are an integral part of the financial statements.
Annual Report	62

Statements of Operations
For the year ended July 31, 2022
	Fidelity Blue Chip Growth ETF	Fidelity Blue Chip Value ETF	Fidelity Growth Opportunities ETF	Fidelity Magellan ETF
Investment Income
Dividends	$ 1,785,260	$ 2,048,344	$ 211,162	$ 295,228
Interest	2	—	7	—
Total income	1,785,262	2,048,344	211,169	295,228
Expenses
Management fees	2,482,925	618,893	307,296	270,697
Independent trustees' fees and expenses	1,380	339	161	144
Total expenses	2,484,305	619,232	307,457	270,841
Net investment income (loss)	(699,043)	1,429,112	(96,288)	24,387
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(51,216,268)	1,106,812	(16,013,129)	(4,072,903)
Net realized gain (loss) on In-kind redemptions	26,260,346	414,774	1,542,820	329,428
Net realized gain (loss) on futures contracts	(53,041)	—	15,938	—
Net realized gain (loss) on foreign currency transactions	1,237	—	(487)	—
Total net realized gain (loss)	(25,007,726)	1,521,586	(14,454,858)	(3,743,475)
Change in net unrealized appreciation (depreciation) on investment securities	(94,362,748)	(2,033,797)	(5,201,488)	(2,178,468)
Change in net unrealized appreciation (depreciation) on assets and liabilities in foreign currencies	(16)	—	24	—
Total change in net unrealized appreciation (depreciation)	(94,362,764)	(2,033,797)	(5,201,464)	(2,178,468)
Net gain (loss)	(119,370,490)	(512,211)	(19,656,322)	(5,921,943)
Net increase (decrease) in net assets resulting from operations	$(120,069,533)	$ 916,901	$(19,752,610)	$(5,897,556)
See accompanying notes which are an integral part of the financial statements.
63	Annual Report

Financial Statements  – continued
Statements of Operations
For the year ended July 31, 2022
	Fidelity New Millennium ETF	Fidelity Real Estate Investment ETF	Fidelity Small-Mid Cap Opportunities ETF	Fidelity Sustainable U.S. Equity ETF
Investment Income
Dividends	$ 1,171,332	$ 443,565	$ 301,060	$ 60,152
Interest	—	—	—	—
Total income	1,171,332	443,565	301,060	60,152
Expenses
Management fees	355,126	120,905	173,951	30,850
Independent trustees' fees and expenses	201	65	90	16
Total expenses	355,327	120,970	174,041	30,866
Net investment income (loss)	816,005	322,595	127,019	29,286
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(295,878)	(173,522)	(1,746,244)	(284,651)
Net realized gain (loss) on In-kind redemptions	1,558,079	587,745	396,318	114,888
Net realized gain (loss) on futures contracts	—	—	(2,234)	—
Net realized gain (loss) on foreign currency transactions	83	—	(1)	—
Total net realized gain (loss)	1,262,284	414,223	(1,352,161)	(169,763)
Change in net unrealized appreciation (depreciation) on investment securities	(1,701,394)	(1,439,266)	(1,276,518)	(408,202)
Change in net unrealized appreciation (depreciation) on assets and liabilities in foreign currencies	—	—	—	—
Total change in net unrealized appreciation (depreciation)	(1,701,394)	(1,439,266)	(1,276,518)	(408,202)
Net gain (loss)	(439,110)	(1,025,043)	(2,628,679)	(577,965)
Net increase (decrease) in net assets resulting from operations	$ 376,895	$ (702,448)	$(2,501,660)	$(548,679)
See accompanying notes which are an integral part of the financial statements.
Annual Report	64

Statements of Operations
For the year ended July 31, 2022
Fidelity Women's Leadership ETF
Investment Income
Dividends	$ 29,906
Interest	—
Total income	29,906
Expenses
Management fees	15,295
Independent trustees' fees and expenses	8
Total expenses	15,303
Net investment income (loss)	14,603
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(180,403)
Net realized gain (loss) on In-kind redemptions	23,338
Net realized gain (loss) on futures contracts	—
Net realized gain (loss) on foreign currency transactions	—
Total net realized gain (loss)	(157,065)
Change in net unrealized appreciation (depreciation) on investment securities	(292,520)
Change in net unrealized appreciation (depreciation) on assets and liabilities in foreign currencies	—
Total change in net unrealized appreciation (depreciation)	(292,520)
Net gain (loss)	(449,585)
Net increase (decrease) in net assets resulting from operations	$(434,982)
See accompanying notes which are an integral part of the financial statements.
65	Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity Blue Chip Growth ETF		Fidelity Blue Chip Value ETF
	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2022	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (699,043)	$ (593,203)	$ 1,429,112	$ 636,414
Net realized gain (loss)	(25,007,726)	388,122	1,521,586	2,639,370
Change in net unrealized appreciation (depreciation)	(94,362,764)	62,277,436	(2,033,797)	11,135,394
Net increase (decrease) in net assets resulting from operations	(120,069,533)	62,072,355	916,901	14,411,178
Distributions to shareholders	—	(12,550)	(3,452,325)	(554,000)
Share transactions
Proceeds from sales of shares	209,141,668	330,484,944	25,101,299	85,150,123
Cost of shares redeemed	(132,864,696)	(26,849,401)	(2,855,376)	(12,635,307)
Net increase (decrease) in net assets resulting from share transactions	76,276,972	303,635,543	22,245,923	72,514,816
Total increase (decrease) in net assets	(43,792,561)	365,695,348	19,710,499	86,371,994
Net Assets
Beginning of year	407,189,499	41,494,151	94,464,929	8,092,935
End of year	$ 363,396,938	$407,189,499	$114,175,428	$ 94,464,929
Other Information
Shares
Sold	6,575,000	11,550,000	875,000	3,400,000
Redeemed	(4,425,000)	(950,000)	(100,000)	(500,000)
Net increase (decrease)	2,150,000	10,600,000	775,000	2,900,000

See accompanying notes which are an integral part of the financial statements.
Annual Report	66

Statements of Changes in Net Assets
	Fidelity Growth Opportunities ETF		Fidelity Magellan ETF
	Year ended July 31, 2022	Year ended July 31, 2021A	Year ended July 31, 2022	Year ended July 31, 2021A
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (96,288)	$ (38,448)	$ 24,387	$ 710
Net realized gain (loss)	(14,454,858)	(1,128,036)	(3,743,475)	(59,322)
Change in net unrealized appreciation (depreciation)	(5,201,464)	2,645,452	(2,178,468)	3,776,694
Net increase (decrease) in net assets resulting from operations	(19,752,610)	1,478,968	(5,897,556)	3,718,082
Distributions to shareholders	—	—	(32,550)	(4,875)
Share transactions
Proceeds from sales of shares	59,102,297	39,144,463	19,270,749	33,724,455
Cost of shares redeemed	(16,719,011)	(944,089)	(2,655,560)	(1,595,337)
Net increase (decrease) in net assets resulting from share transactions	42,383,286	38,200,374	16,615,189	32,129,118
Total increase (decrease) in net assets	22,630,676	39,679,342	10,685,083	35,842,325
Net Assets
Beginning of year	39,679,342	—	35,842,325	—
End of year	$ 62,310,018	$39,679,342	$46,527,408	$35,842,325
Other Information
Shares
Sold	3,500,000	1,925,000	800,000	1,625,000
Redeemed	(1,075,000)	(50,000)	(125,000)	(75,000)
Net increase (decrease)	2,425,000	1,875,000	675,000	1,550,000

A	For the period February 2, 2021 (commencement of operations) to July 31, 2021.
See accompanying notes which are an integral part of the financial statements.
67	Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity New Millennium ETF		Fidelity Real Estate Investment ETF
	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2022	Year ended July 31, 2021A
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 816,005	$ 441,899	$ 322,595	$ 84,268
Net realized gain (loss)	1,262,284	1,262,431	414,223	81,426
Change in net unrealized appreciation (depreciation)	(1,701,394)	7,391,517	(1,439,266)	1,899,788
Net increase (decrease) in net assets resulting from operations	376,895	9,095,847	(702,448)	2,065,482
Distributions to shareholders	(1,100,175)	(485,050)	(456,700)	(92,000)
Share transactions
Proceeds from sales of shares	3,720,338	51,361,590	7,736,496	15,359,907
Cost of shares redeemed	(7,128,248)	(5,677,642)	(3,056,221)	(597,982)
Net increase (decrease) in net assets resulting from share transactions	(3,407,910)	45,683,948	4,680,275	14,761,925
Total increase (decrease) in net assets	(4,131,190)	54,294,745	3,521,127	16,735,407
Net Assets
Beginning of year	60,406,828	6,112,083	16,735,407	—
End of year	$56,275,638	$60,406,828	$20,256,534	$16,735,407
Other Information
Shares
Sold	125,000	1,975,000	300,000	700,000
Redeemed	(250,000)	(200,000)	(125,000)	(25,000)
Net increase (decrease)	(125,000)	1,775,000	175,000	675,000

A	For the period February 2, 2021 (commencement of operations) to July 31, 2021.
See accompanying notes which are an integral part of the financial statements.
Annual Report	68

Statements of Changes in Net Assets
	Fidelity Small-Mid Cap Opportunities ETF		Fidelity Sustainable U.S. Equity ETF
	Year ended July 31, 2022	Year ended July 31, 2021A	Year ended July 31, 2022	Year ended July 31, 2021B
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 127,019	$ 19,982	$ 29,286	$ (224)
Net realized gain (loss)	(1,352,161)	(362,159)	(169,763)	3,104
Change in net unrealized appreciation (depreciation)	(1,276,518)	1,606,292	(408,202)	98,985
Net increase (decrease) in net assets resulting from operations	(2,501,660)	1,264,115	(548,679)	101,865
Distributions to shareholders	(131,575)	(23,950)	(36,950)	—
Share transactions
Proceeds from sales of shares	8,178,290	23,317,517	4,831,792	3,018,299
Cost of shares redeemed	(2,355,247)	—	(1,603,015)	—
Net increase (decrease) in net assets resulting from share transactions	5,823,043	23,317,517	3,228,777	3,018,299
Total increase (decrease) in net assets	3,189,808	24,557,682	2,643,148	3,120,164
Net Assets
Beginning of year	24,557,682	—	3,120,164	—
End of year	$27,747,490	$24,557,682	$ 5,763,312	$3,120,164
Other Information
Shares
Sold	350,000	1,075,000	225,000	150,000
Redeemed	(100,000)	—	(75,000)	—
Net increase (decrease)	250,000	1,075,000	150,000	150,000

A	For the period February 2, 2021 (commencement of operations) to July 31, 2021.
B	For the period June 15, 2021 (commencement of operations) to July 31, 2021.
See accompanying notes which are an integral part of the financial statements.
69	Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity Women's Leadership ETF
	Year ended July 31, 2022	Year ended July 31, 2021B
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,603	$ 201
Net realized gain (loss)	(157,065)	(906)
Change in net unrealized appreciation (depreciation)	(292,520)	51,109
Net increase (decrease) in net assets resulting from operations	(434,982)	50,404
Distributions to shareholders	(13,700)	—
Share transactions
Proceeds from sales of shares	1,499,632	2,000,200
Cost of shares redeemed	(474,202)	—
Net increase (decrease) in net assets resulting from share transactions	1,025,430	2,000,200
Total increase (decrease) in net assets	576,748	2,050,604
Net Assets
Beginning of year	2,050,604	—
End of year	$2,627,352	$2,050,604
Other Information
Shares
Sold	75,000	100,000
Redeemed	(25,000)	—
Net increase (decrease)	50,000	100,000

B	For the period June 15, 2021 (commencement of operations) to July 31, 2021.
See accompanying notes which are an integral part of the financial statements.
Annual Report	70

Financial Highlights
	Fidelity Blue Chip Growth ETF
	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020A
Selected Per-Share Data
Net asset value, beginning of period	$ 32.77	$ 22.74	$ 20.00
Income from Investment Operations
Net investment income (loss)B,C	(0.05)	(0.08)	(0.01)
Net realized and unrealized gain (loss)	(7.79)	10.11	2.75
Total from investment operations	(7.84)	10.03	2.74
Distributions from net investment income	—	(0.00) D	—
Total distributions	—	(0.00) D	—
Net asset value, end of period	$ 24.93	$ 32.77	$ 22.74
Total ReturnE,F,G	(23.92)%	44.14%	13.68%
Ratios to Average Net AssetsB,H
Expenses before reductions	.59%	.59%	.59% I
Expenses net of fee waivers, if any	.59%	.59%	.59% I
Expenses net of all reductions	.59%	.59%	.59% I
Net investment income (loss)	(.17)%	(.27)%	(.34)% I
Supplemental Data
Net assets, end of period (000 omitted)	$363,397	$407,189	$41,494
Portfolio turnover rateJ,K	57%	63%	11% L

A	For the period June 2, 2020 (commencement of operations) to July 31, 2020.
B	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
C	Calculated based on average shares outstanding during the period.
D	Amount represents less than $0.005 per share.
E	Based on net asset value.
F	Total returns for periods of less than one year are not annualized.
G	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
H	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
I	Annualized.
J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
K	Portfolio turnover rate excludes securities received or delivered in-kind.
L	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
71	Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity Blue Chip Value ETF
	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020A
Selected Per-Share Data
Net asset value, beginning of period	$ 28.63	$ 20.23	$20.00
Income from Investment Operations
Net investment income (loss)B,C	0.39	0.32	0.03
Net realized and unrealized gain (loss)	(0.03)	8.32	0.21
Total from investment operations	0.36	8.64	0.24
Distributions from net investment income	(0.39)	(0.24)	(0.01)
Distributions from net realized gain	(0.58)	—	—
Total distributions	(0.97)	(0.24)	(0.01)
Net asset value, end of period	$ 28.02	$ 28.63	$20.23
Total ReturnD,E,F	1.27%	42.83%	1.23%
Ratios to Average Net AssetsB,G
Expenses before reductions	.59%	.59%	.59% H
Expenses net of fee waivers, if any	.59%	.59%	.59% H
Expenses net of all reductions	.59%	.58%	.59% H
Net investment income (loss)	1.36%	1.22%	1.02% H
Supplemental Data
Net assets, end of period (000 omitted)	$114,175	$94,465	$8,093
Portfolio turnover rateI,J	54%	97%	20% K

A	For the period June 2, 2020 (commencement of operations) to July 31, 2020.
B	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
C	Calculated based on average shares outstanding during the period.
D	Based on net asset value.
E	Total returns for periods of less than one year are not annualized.
F	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
G	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
H	Annualized.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
J	Portfolio turnover rate excludes securities received or delivered in-kind.
K	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
Annual Report	72

Financial Highlights
	Fidelity Growth Opportunities ETF
	Year ended July 31, 2022	Year ended July 31, 2021A
Selected Per-Share Data
Net asset value, beginning of period	$ 21.16	$ 20.00
Income from Investment Operations
Net investment income (loss)B,C	(0.03)	(0.03)
Net realized and unrealized gain (loss)	(6.64)	1.19
Total from investment operations	(6.67)	1.16
Net asset value, end of period	$ 14.49	$ 21.16
Total ReturnD,E,F	(31.53)%	5.82%
Ratios to Average Net AssetsB,G
Expenses before reductions	.59%	.59% H
Expenses net of fee waivers, if any	.59%	.59% H
Expenses net of all reductions	.59%	.59% H
Net investment income (loss)	(.19)%	(.33)% H
Supplemental Data
Net assets, end of period (000 omitted)	$62,310	$39,679
Portfolio turnover rateI,J	99%	49% K

A	For the period February 2, 2021 (commencement of operations) to July 31, 2021.
B	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
C	Calculated based on average shares outstanding during the period.
D	Based on net asset value.
E	Total returns for periods of less than one year are not annualized.
F	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
G	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
H	Annualized.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
J	Portfolio turnover rate excludes securities received or delivered in-kind.
K	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
73	Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity Magellan ETF
	Year ended July 31, 2022	Year ended July 31, 2021A
Selected Per-Share Data
Net asset value, beginning of period	$ 23.12	$ 20.00
Income from Investment Operations
Net investment income (loss)B,C	0.01	— D
Net realized and unrealized gain (loss)	(2.20)	3.13
Total from investment operations	(2.19)	3.13
Distributions from net investment income	(0.02)	(0.01)
Total distributions	(0.02)	(0.01)
Net asset value, end of period	$ 20.91	$ 23.12
Total ReturnE,F,G	(9.50)%	15.65%
Ratios to Average Net AssetsB,H
Expenses before reductions	.59%	.59% I
Expenses net of fee waivers, if any	.59%	.59% I
Expenses net of all reductions	.59%	.59% I
Net investment income (loss)	.05%	.01% I
Supplemental Data
Net assets, end of period (000 omitted)	$46,527	$35,842
Portfolio turnover rateJ,K	68%	41% L

A	For the period February 2, 2021 (commencement of operations) to July 31, 2021.
B	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
C	Calculated based on average shares outstanding during the period.
D	Amount represents less than $0.005 per share.
E	Based on net asset value.
F	Total returns for periods of less than one year are not annualized.
G	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
H	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
I	Annualized.
J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
K	Portfolio turnover rate excludes securities received or delivered in-kind.
L	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
Annual Report	74

Financial Highlights
	Fidelity New Millennium ETF
	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020A
Selected Per-Share Data
Net asset value, beginning of period	$ 29.11	$ 20.37	$20.00
Income from Investment Operations
Net investment income (loss)B,C	0.40	0.36	0.03
Net realized and unrealized gain (loss)	(0.12)	8.75	0.36
Total from investment operations	0.28	9.11	0.39
Distributions from net investment income	(0.53)	(0.37)	(0.02)
Total distributions	(0.53)	(0.37)	(0.02)
Net asset value, end of period	$ 28.86	$ 29.11	$20.37
Total ReturnD,E,F	1.00%	45.03%	1.95%
Ratios to Average Net AssetsB,G
Expenses before reductions	.59%	.59%	.59% H
Expenses net of fee waivers, if any	.59%	.59%	.59% H
Expenses net of all reductions	.59%	.58%	.59% H
Net investment income (loss)	1.36%	1.33%	1.00% H
Supplemental Data
Net assets, end of period (000 omitted)	$56,276	$60,407	$6,112
Portfolio turnover rateI,J	36%	68%	10% K

A	For the period June 2, 2020 (commencement of operations) to July 31, 2020.
B	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
C	Calculated based on average shares outstanding during the period.
D	Based on net asset value.
E	Total returns for periods of less than one year are not annualized.
F	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
G	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
H	Annualized.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
J	Portfolio turnover rate excludes securities received or delivered in-kind.
K	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
75	Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity Real Estate Investment ETF
	Year ended July 31, 2022	Year ended July 31, 2021A
Selected Per-Share Data
Net asset value, beginning of period	$ 24.79	$ 20.00
Income from Investment Operations
Net investment income (loss)B,C	0.39	0.21
Net realized and unrealized gain (loss)	(0.80)	4.79
Total from investment operations	(0.41)	5.00
Distributions from net investment income	(0.55)	(0.21)
Total distributions	(0.55)	(0.21)
Net asset value, end of period	$ 23.83	$ 24.79
Total ReturnD,E,F	(1.68)%	25.17%
Ratios to Average Net AssetsB,G
Expenses before reductions	.59%	.59% H
Expenses net of fee waivers, if any	.59%	.59% H
Expenses net of all reductions	.59%	.58% H
Net investment income (loss)	1.58%	1.80% H
Supplemental Data
Net assets, end of period (000 omitted)	$20,257	$16,735
Portfolio turnover rateI,J	24%	23% K

A	For the period February 2, 2021 (commencement of operations) to July 31, 2021.
B	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
C	Calculated based on average shares outstanding during the period.
D	Based on net asset value.
E	Total returns for periods of less than one year are not annualized.
F	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
G	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
H	Annualized.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
J	Portfolio turnover rate excludes securities received or delivered in-kind.
K	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
Annual Report	76

Financial Highlights
	Fidelity Small-Mid Cap Opportunities ETF
	Year ended July 31, 2022	Year ended July 31, 2021A
Selected Per-Share Data
Net asset value, beginning of period	$ 22.84	$ 20.00
Income from Investment Operations
Net investment income (loss)B,C	0.10	0.03
Net realized and unrealized gain (loss)	(1.89)	2.84
Total from investment operations	(1.79)	2.87
Distributions from net investment income	(0.11)	(0.03)
Total distributions	(0.11)	(0.03)
Net asset value, end of period	$ 20.94	$ 22.84
Total ReturnD,E,F	(7.88)%	14.36%
Ratios to Average Net AssetsB,G
Expenses before reductions	.62%	.64% H
Expenses net of fee waivers, if any	.62%	.64% H
Expenses net of all reductions	.62%	.63% H
Net investment income (loss)	.45%	.22% H
Supplemental Data
Net assets, end of period (000 omitted)	$27,747	$24,558
Portfolio turnover rateI,J	42%	37% K

A	For the period February 2, 2021 (commencement of operations) to July 31, 2021.
B	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
C	Calculated based on average shares outstanding during the period.
D	Based on net asset value.
E	Total returns for periods of less than one year are not annualized.
F	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
G	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
H	Annualized.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
J	Portfolio turnover rate excludes securities received or delivered in-kind.
K	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
77	Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity Sustainable U.S. Equity ETF
	Year ended July 31, 2022	Year ended July 31, 2021A
Selected Per-Share Data
Net asset value, beginning of period	$20.80	$20.00
Income from Investment Operations
Net investment income (loss)B,C	0.11	(—) D
Net realized and unrealized gain (loss)	(1.57)	0.80
Total from investment operations	(1.46)	0.80
Distributions from net investment income	(0.13)	—
Total distributions	(0.13)	—
Net asset value, end of period	$19.21	$20.80
Total ReturnE,F	(7.01)%	3.99%
Ratios to Average Net AssetsB,G
Expenses before reductions	.59%	.59% H
Expenses net of fee waivers, if any	.59%	.59% H
Expenses net of all reductions	.59%	.59% H
Net investment income (loss)	.56%	(.07)% H
Supplemental Data
Net assets, end of period (000 omitted)	$5,763	$3,120
Portfolio turnover rateI,J	66%	23% K

A	For the period June 15, 2021 (commencement of operations) to July 31, 2021.
B	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
C	Calculated based on average shares outstanding during the period.
D	Amount represents less than $0.005 per share.
E	Based on net asset value.
F	Total returns for periods of less than one year are not annualized.
G	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
H	Annualized.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
J	Portfolio turnover rate excludes securities received or delivered in-kind.
K	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
Annual Report	78

Financial Highlights
	Fidelity Women's Leadership ETF
	Year ended July 31, 2022	Year ended July 31, 2021A
Selected Per-Share Data
Net asset value, beginning of period	$ 20.51	$20.00
Income from Investment Operations
Net investment income (loss)B,C	0.11	— D
Net realized and unrealized gain (loss)	(3.01)	0.51
Total from investment operations	(2.90)	0.51
Distributions from net investment income	(0.09)	—
Total distributions	(0.09)	—
Net asset value, end of period	$ 17.52	$20.51
Total ReturnE,F	(14.14)%	2.53%
Ratios to Average Net AssetsB,G
Expenses before reductions	.59%	.59% H
Expenses net of fee waivers, if any	.59%	.59% H
Expenses net of all reductions	.59%	.59% H
Net investment income (loss)	.56%	.08% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,627	$2,051
Portfolio turnover rateI,J	64%	5% K

A	For the period June 15, 2021 (commencement of operations) to July 31, 2021.
B	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
C	Calculated based on average shares outstanding during the period.
D	Amount represents less than $0.005 per share.
E	Based on net asset value.
F	Total returns for periods of less than one year are not annualized.
G	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
H	Annualized.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
J	Portfolio turnover rate excludes securities received or delivered in-kind.
K	Amount not annualized.
See accompanying notes which are an integral part of the financial statements.
79	Annual Report

Notes to Financial Statements
For the period ended July 31, 2022
1. Organization.
Fidelity Blue Chip Growth ETF, Fidelity Blue Chip Value ETF, Fidelity Growth Opportunities ETF, Fidelity Magellan ETF, Fidelity New Millennium ETF, Fidelity Real Estate Investment ETF, Fidelity Small-Mid Cap Opportunities ETF, Fidelity Sustainable U.S. Equity ETF (formerly Fidelity Sustainability U.S. Equity ETF) and Fidelity Women’s Leadership ETF (the Funds) are non-diversified exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. For Fidelity Sustainable U.S. Equity ETF and Fidelity Women’s Leadership ETF, application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect exposure to certain issuers, sectors, regions, and countries and may affect performance depending on whether certain investments are in or out of favor. The criteria related to ESG ratings process and/or adherence to its sustainable investing exclusion criteria may result in forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. As a result, performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. There are significant differences in interpretations of what it means for an issuer to have positive ESG factors. While the investment adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors’ or advisers’ views.
2. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund’s Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund’s investments to the Fair Value Committee (the Committee) established by each Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund’s investments and ratifies the fair value determinations of the Committee.
Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)
Valuation techniques used to value each Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2022 is included at the end of each Fund’s Schedule of Investments.
Annual Report	80

2. Significant Accounting Policies – continued

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the New York Stock Exchange, Archipelago Exchange (NYSE Arca) for Fidelity Sustainable U.S. Equity ETF and Fidelity Women’s Leadership ETF, and of the Cboe BZX Exchange, Inc. (CboeBZX) for all other funds; and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statements of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest Income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statements of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statements of Assets and Liabilities in dividends receivable.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund’s expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2022, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.
81	Annual Report

Notes to Financial Statements  – continued
2. Significant Accounting Policies – continued

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:
	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Blue Chip Growth ETF	$ 406,761,011	$ 27,574,746	$ (70,508,825)	$ (42,934,079)
Fidelity Blue Chip Value ETF	105,794,631	12,999,328	(4,687,001)	8,312,327
Fidelity Growth Opportunities ETF	68,746,850	3,406,191	(9,929,113)	(6,522,922)
Fidelity Magellan ETF	45,341,616	2,853,832	(1,579,480)	1,274,352
Fidelity New Millennium ETF	51,859,414	8,666,011	(3,570,342)	5,095,669
Fidelity Real Estate Investment ETF	19,914,116	886,429	(545,720)	340,709
Fidelity Small-Mid Cap Opportunities ETF	27,566,383	2,582,949	(2,397,733)	185,216
Fidelity Sustainable U.S. Equity ETF	6,127,679	282,732	(664,444)	(381,712)
Fidelity Women’s Leadership ETF	2,924,175	105,015	(402,536)	(297,521)
The tax-based components of distributable earnings as of period end were as follows for each Fund:
	Undistributed ordinary income	Undistributed capital gains	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity Blue Chip Growth ETF	$ —	$ —	$ (38,946,620)	$ (42,934,094)
Fidelity Blue Chip Value ETF	98,347	909,767	—	8,312,327
Fidelity Growth Opportunities ETF	—	—	(11,918,052)	(6,522,922)
Fidelity Magellan ETF	—	—	(3,889,621)	1,274,352
Fidelity New Millennium ETF	71,676	131,418	—	5,095,669
Fidelity Real Estate Investment ETF	—	—	—	340,709
Fidelity Small-Mid Cap Opportunities ETF	—	—	(1,948,558)	185,216
Fidelity Sustainable U.S. Equity ETF	756	—	(206,662)	(381,712)
Fidelity Women’s Leadership ETF	1,104	—	(114,893)	(297,521)
Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.
	Short-term	Long-term	Total capital loss carryforward
Fidelity Blue Chip Growth ETF	$ (32,340,952)	$ (6,605,668)	$ (38,946,620)
Fidelity Blue Chip Value ETF	—	—	—
Fidelity Growth Opportunities ETF	(10,187,779)	(1,730,273)	(11,918,052)
Fidelity Magellan ETF	(3,889,621)	—	(3,889,621)
Fidelity New Millennium ETF	—	—	—
Fidelity Real Estate Investment ETF	—	—	—
Fidelity Small-Mid Cap Opportunities ETF	(1,499,196)	(449,362)	(1,948,558)
Fidelity Sustainable U.S. Equity ETF	(181,512)	(25,150)	(206,662)
Fidelity Women’s Leadership ETF	(114,801)	(92)	(114,893)
Certain of the Funds intend to elect to defer to the next fiscal year capital losses recognized during the period November 1, 2021 to July 31, 2022, and ordinary losses recognized during the period January 1, 2022 to July 31, 2022. Loss deferrals were as follows:
	Capital Losses	Ordinary Losses
Fidelity Blue Chip Growth ETF	$ —	$ (778,962)
Fidelity Blue Chip Value ETF	(637,210)	—
Fidelity Growth Opportunities ETF	—	(47,174)
Fidelity Real Estate Investment ETF	(73,356)	—
Annual Report	82

2. Significant Accounting Policies – continued

The tax character of distributions paid was as follows:
July 31, 2022
	Ordinary Income	Long-Term Capital Gain	Tax Return Of Capital	Total
Fidelity Blue Chip Growth ETF	$ —	$ —	$ —	$ —
Fidelity Blue Chip Value ETF	3,109,325	343,000	—	3,452,325
Fidelity Growth Opportunities ETF	—	—	—	—
Fidelity Magellan ETF	32,550	—	—	32,550
Fidelity New Millennium ETF	1,100,175	—	—	1,100,175
Fidelity Real Estate Investment ETF	456,700	—	—	456,700
Fidelity Small-Mid Cap Opportunities ETF	131,575	—	—	131,575
Fidelity Sustainable U.S. Equity ETF	36,950	—	—	36,950
Fidelity Women’s Leadership ETF	13,700	—	—	13,700

July 31, 2021
Fidelity Blue Chip Growth ETF	$ 12,550	$ —	$ —	$ 12,550
Fidelity Blue Chip Value ETF	554,000	—	—	554,000
Fidelity Growth Opportunities ETF	—	—	—	—
Fidelity Magellan ETFA	4,875	—	—	4,875
Fidelity New Millennium ETF	485,050	—	—	485,050
Fidelity Real Estate Investment ETFA	92,000	—	—	92,000
Fidelity Small-Mid Cap Opportunities ETFA	23,950	—	—	23,950
Fidelity Sustainable U.S. Equity ETF	—	—	—	—
Fidelity Women’s Leadership ETF	—	—	—	—

A	For the period February 2, 2021 (commencement of operations) through July 31, 2021.
Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Investment objectives allow a fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.
Derivatives were used to increase or decrease exposure to the following risk(s):
Equity Risk        Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statements of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.
83	Annual Report

Notes to Financial Statements  – continued
3. Derivative Instruments – continued

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statements of Operations.
Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract’s exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statements of Assets and Liabilities.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
Fidelity Blue Chip Growth ETF	253,953,681	239,410,897
Fidelity Blue Chip Value ETF	57,039,982	55,417,041
Fidelity Growth Opportunities ETF	61,288,425	51,918,897
Fidelity Magellan ETF	32,299,185	30,555,931
Fidelity New Millennium ETF	20,924,556	22,548,795
Fidelity Real Estate Investment ETF	5,247,879	4,819,638
Fidelity Small-Mid Cap Opportunities ETF	13,212,255	11,540,304
Fidelity Sustainable U.S. Equity ETF	4,131,162	3,373,055
Fidelity Women’s Leadership ETF	1,906,054	1,607,770
Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.
	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Blue Chip Growth ETF	166,852,774	103,926,987
Fidelity Blue Chip Value ETF	21,143,547	1,809,137
Fidelity Growth Opportunities ETF	45,760,501	12,779,847
Fidelity Magellan ETF	16,998,532	2,155,757
Fidelity New Millennium ETF	2,980,922	5,850,976
Fidelity Real Estate Investment ETF	7,058,100	2,827,765
Fidelity Small-Mid Cap Opportunities ETF	5,795,212	1,708,521
Fidelity Sustainable U.S. Equity ETF	3,635,667	1,303,127
Fidelity Women’s Leadership ETF	1,042,340	330,306
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .59% of each Fund's average net assets, except for Fidelity Small-Mid Cap Opportunities ETF. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.
Fidelity Small-Mid Cap Opportunities ETF’s management fee is based on an annual rate of .60% of average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. During January 2022 the Board approved a change in the management fee for Fidelity Small-Mid Cap Opportunities ETF from .64% to .60% effective February 1, 2022.
Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statements of Operations. The commissions paid to these affiliated firms were as follows:
Amount
Fidelity Blue Chip Growth ETF	$ 3,032
Annual Report	84

5. Fees and Other Transactions with Affiliates – continued

Amount
Fidelity Blue Chip Value ETF	522
Fidelity Growth Opportunities ETF	1,209
Fidelity Magellan ETF	237
Fidelity New Millennium ETF	352
Fidelity Real Estate Investment ETF	102
Fidelity Small-Mid Cap Opportunities ETF	239
Fidelity Sustainable U.S. Equity ETF	68
Fidelity Women’s Leadership ETF	30
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.
	Purchases	Sales	Realized Gain (Loss)
Fidelity Blue Chip Growth ETF	$ 8,256,181	$ 2,366,357	$ (934,298)
Fidelity Blue Chip Value ETF	1,469,051	1,876,213	15,498
Fidelity Growth Opportunities ETF	940,391	331,976	(165,143)
Fidelity Magellan ETF	1,436,969	1,306,774	(295,508)
Fidelity New Millennium ETF	408,228	180,225	(78,400)
Fidelity Real Estate Investment ETF	65,669	24,003	(908)
Fidelity Small-Mid Cap Opportunities ETF	329,739	511,185	(122,733)
Fidelity Sustainable U.S. Equity ETF	145,017	159,090	(4,231)
Fidelity Women’s Leadership ETF	9,404	15,675	(21,522)
6. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
7. Other.
A fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
8. Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.
85	Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Covington Trust and Shareholders of Fidelity Blue Chip Growth ETF, Fidelity Blue Chip Value ETF and Fidelity New Millennium ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Blue Chip Growth ETF, Fidelity Blue Chip Value ETF and Fidelity New Millennium ETF (three of the funds constituting Fidelity Covington Trust, hereafter collectively referred to as the "Funds") as of July 31, 2022, the related statements of operations for the year ended July 31, 2022, the statements of changes in net assets for each of the two years in the period ended July 31, 2022, including the related notes, and the financial highlights for each of the two years in the period ended July 31, 2022, and for the period June 2, 2020 (commencement of operations) to July 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2022 and the financial highlights for each of the two years in the period ended July 31, 2022 and for the period June 2, 2020 (commencement of operations) to July 31, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Boston, Massachusetts
September 19, 2022
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Annual Report	86

To the Board of Trustees of Fidelity Covington Trust and the Shareholders of Fidelity Growth Opportunities ETF, Fidelity Magellan ETF, Fidelity Real Estate Investment ETF, Fidelity Small-Mid Cap Opportunities ETF, Fidelity Sustainable U.S. Equity ETF (formerly Fidelity Sustainability U.S. Equity ETF), and Fidelity Women's Leadership ETF:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Fidelity Growth Opportunities ETF, Fidelity Magellan ETF, Fidelity Real Estate Investment ETF, Fidelity Small-Mid Cap Opportunities ETF, Fidelity Sustainable U.S. Equity ETF (formerly Fidelity Sustainability U.S. Equity ETF), and Fidelity Women's Leadership ETF (the "Funds"), each a fund of Fidelity Covington Trust, including the schedules of investments, as of July 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and for the period from February 2, 2021 (commencement of operations) through July 31, 2021, except for the related statements of changes in net assets and the financial highlights for the Fidelity Sustainable U.S Equity ETF and Fidelity Women’s Leadership ETF; which are for the year then ended and for the period from June 15, 2021 (commencement of operations) through July 31, 2021; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2022, and the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for the year then ended and for the period from February 2, 2021 (commencement of operations) through July 31, 2021, except for the Fidelity Sustainable U.S Equity ETF and Fidelity Women’s Leadership ETF; which are for the year then ended and for the period from June 15, 2021 (commencement of operations) through July 31, 2021, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 19, 2022
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
87	Annual Report

Trustees and Officers (Unaudited)
The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Each of the Trustees oversees 316 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The funds’ Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-FIDELITY.
Experience, Skills, Attributes, and Qualifiﬁcations of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.
Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chair. The Trustees have determined that an interested Chair is appropriate and benefits shareholders because an interested Chair has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chair, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chair and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
Annual Report	88

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Bettina Doulton (1964)
Year of Election or Appointment: 2020
Trustee
Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).
Robert A. Lawrence (1952)
Year of Election or Appointment: 2020
Trustee
Chair of the Board of Trustees
Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Trustee and Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).
* Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Thomas P. Bostick (1956)
Year of Election or Appointment: 2021
89	Annual Report

Trustees and Officers (Unaudited)  – continued
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Trustee
Lieutenant General Bostick also serves as Trustee of other Fidelity® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present) and as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).
Dennis J. Dirks (1948)
Year of Election or Appointment: 2018
Trustee
Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.
Donald F. Donahue (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York and a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).
Vicki L. Fuller (1957)
Year of Election or Appointment: 2020
Trustee
Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Advisory Board of Ariel Alternatives, LLC (private equity, 2021-present) and as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-present). In addition, Ms. Fuller currently serves as a member of the Board of Roosevelt University (2019-present) and as a member of the Executive Board of New York University’s Stern School of Business. Ms. Fuller previously served as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).
Patricia L. Kampling (1959)
Year of Election or Appointment: 2020
Annual Report	90

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Trustee
Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).
Thomas A. Kennedy (1955)
Year of Election or Appointment: 2021
Trustee
Mr. Kennedy also serves as Trustee of other Fidelity® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy currently serves as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-present). He is also a member of the Rutgers School of Engineering Industry Advisory Board (2011-present) and a member of the UCLA Engineering Dean’s Executive Board (2016-present).
Oscar Munoz (1959)
Year of Election or Appointment: 2021
Trustee
Mr. Munoz also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present) and a member of the Advisory Board of Salesforce.com, Inc. (cloud-based software, 2020-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity® funds (2021).
Garnett A. Smith (1947)
Year of Election or Appointment: 2013
Trustee
Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Smith served as Chairman and Chief Executive Officer (1990-1997) and President (1986-1990) of Inbrand Corp. (manufacturer of personal absorbent products). Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank (now Bank of America). Mr. Smith previously served as a member of the Advisory Board of certain Fidelity® funds (2012-2013).
David M. Thomas (1949)
Year of Election or Appointment: 2018
Trustee
Lead Independent Trustee
Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication).
Susan Tomasky (1953)
Year of Election or Appointment: 2020
91	Annual Report

Trustees and Officers (Unaudited)  – continued
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Trustee
Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company – America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Kenyon in the World Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).
Michael E. Wiley (1950)
Year of Election or Appointment: 2013
Trustee
Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Advisory Board Members and Offiﬃcers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2018
Member of the Advisory Board
Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
William C. Coffey (1969)
Annual Report	92

Name, Year of Birth; Principal Occupation
Year of Election or Appointment: 2019
Assistant Secretary
Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).
Timothy M. Cohen (1969)
Year of Election or Appointment: 2018
Vice President
Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).
Jonathan Davis (1968)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
Assistant Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Colm A. Hogan (1973)
Year of Election or Appointment: 2020
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Pamela R. Holding (1964)
Year of Election or Appointment: 2018
Vice President
Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).
Cynthia Lo Bessette (1969)
Year of Election or Appointment: 2019
93	Annual Report

Trustees and Officers (Unaudited)  – continued
Name, Year of Birth; Principal Occupation
Secretary and Chief Legal Officer (CLO)
Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).
Chris Maher (1972)
Year of Election or Appointment: 2020
Deputy Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jason P. Pogorelec (1975)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2006-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity funds (2015-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
Annual Report	94

Shareholder Expense Example (Unaudited)
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested for the one-half year period (February 1, 2022 to July 31, 2022).
Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Annualized Expense RatioA	Beginning Account Value February 1, 2022	Ending Account Value July 31, 2022	Expenses Paid During PeriodB February 1, 2022 to July 31, 2022
Fidelity Blue Chip Growth ETF	0.59%
Actual		$ 1,000.00	$ 1,000.00	$ 2.93
Hypothetical C		$ 1,000.00	$ 1,021.87	$ 2.96
Fidelity Blue Chip Value ETF	0.59%
Actual		$ 1,000.00	$ 1,000.00	$ 2.93
Hypothetical C		$ 1,000.00	$ 1,021.87	$ 2.96
Fidelity Growth Opportunities ETF	0.59%
Actual		$ 1,000.00	$ 1,000.00	$ 2.93
Hypothetical C		$ 1,000.00	$ 1,021.87	$ 2.96
Fidelity Magellan ETF	0.59%
Actual		$ 1,000.00	$ 1,000.00	$ 2.93
Hypothetical C		$ 1,000.00	$ 1,021.87	$ 2.96
Fidelity New Millennium ETF	0.59%
Actual		$ 1,000.00	$ 1,000.00	$ 2.93
Hypothetical C		$ 1,000.00	$ 1,021.87	$ 2.96
Fidelity Real Estate Investment ETF	0.59%
Actual		$ 1,000.00	$ 1,000.00	$ 2.93
Hypothetical C		$ 1,000.00	$ 1,021.87	$ 2.96
Fidelity Small-Mid Cap Opportunities ETF	0.61%
Actual		$ 1,000.00	$ 1,000.00	$ 3.02
Hypothetical C		$ 1,000.00	$ 1,021.77	$ 3.06
95	Annual Report

Shareholder Expense Example (Unaudited)  – continued
	Annualized Expense RatioA	Beginning Account Value February 1, 2022	Ending Account Value July 31, 2022	Expenses Paid During PeriodB February 1, 2022 to July 31, 2022
Fidelity Sustainable U.S. Equity ETF	0.59%
Actual		$ 1,000.00	$ 1,000.00	$ 2.93
Hypothetical C		$ 1,000.00	$ 1,021.87	$ 2.96
Fidelity Women's Leadership ETF	0.59%
Actual		$ 1,000.00	$ 1,000.00	$ 2.93
Hypothetical C		$ 1,000.00	$ 1,021.87	$ 2.96

A	Annualized expense ratio reflects expenses net of applicable fee waivers.
B	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
C	5% return per year before expenses.
Annual Report	96

Distributions (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended July 31, 2022, or, if subsequently determined to be different, the net capital gain of such year.
Fidelity Blue Chip Value ETF	$1,259,117
Fidelity New Millennium ETF	$ 195,844
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended July 31, 2021, or, if subsequently determined to be different, the net capital gain of such year.
Fidelity Blue Chip Value ETF	$29,101
A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividend-received deduction for corporate shareholders:
	September 2021	December 2021	March 2022	June 2022
Fidelity Blue Chip Growth ETF	—	—	—	—
Fidelity Blue Chip Value ETF	40%	40%	100%	100%
Fidelity Growth Opportunities ETF	—	—	—	—
Fidelity Magellan ETF	100%	100%	100%	100%
Fidelity New Millennium ETF	68%	68%	100%	100%
Fidelity Real Estate Investment ETF	0%	0%	0%	0%
Fidelity Small-Mid Cap Opportunities ETF	100%	100%	100%	100%
Fidelity Sustainable U.S. Equity ETF	97%	97%	100%	100%
Fidelity Women’s Leadership ETF	100%	100%	100%	100%
A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.
	September 2021	December 2021	March 2022	June 2022
Fidelity Blue Chip Growth ETF	—	—	—	—
Fidelity Blue Chip Value ETF	46%	46%	100%	100%
Fidelity Growth Opportunities ETF	—	—	—	—
Fidelity Magellan ETF	100%	100%	100%	100%
Fidelity New Millennium ETF	89%	89%	100%	100%
Fidelity Real Estate Investment ETF	0%	0%	0%	0%
Fidelity Small-Mid Cap Opportunities ETF	100%	100%	100%	100%
Fidelity Sustainable U.S. Equity ETF	100%	100%	100%	100%
Fidelity Women’s Leadership ETF	100%	100%	100%	100%
A percentage of the dividends distributed during the calendar year 2021 for the following funds qualify as a section 199A dividend:
	March 2021	June 2021	September 2021	December 2021
Fidelity New Millennium ETF	—	—	7%	7%
Fidelity Real Estate Investment ETF	100%	100%	100%	100%
The funds will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.
97	Annual Report

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Active ETFs
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund’s Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund’s Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board’s annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2022 meeting, the Board unanimously determined to renew each fund’s Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund’s management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.
In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees’ counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board’s decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity’s competitors, and that each fund’s shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity’s staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds’ investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers’ investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity’s investment staff, including its size, education, experience, and resources, as well as Fidelity’s approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity’s global investment organization, and that Fidelity’s analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity’s investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity’s trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services provided by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering pricing and bookkeeping and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally State Street Bank and Trust Company, each fund’s transfer agent and custodian; and (iii) the resources devoted to, and the record of compliance with, each fund’s compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of “soft” commission dollars to pay for research services.
Annual Report	98

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity’s investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity’s global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity’s product line to increase investors’ probability of success in achieving their investment goals, including retirement income goals.
Investment Performance (for Fidelity Blue Chip Growth ETF, Fidelity Blue Chip Value ETF, and Fidelity New Millennium ETF). The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.
The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance. The Board also considered information on each fund’s bid-ask spread and premium/discount.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of the fund compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.
The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net total return information for each fund and an appropriate benchmark index and peer group for the most recent one-year period ended September 30, 2021, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.
99	Annual Report

Board Approval of Investment Advisory Contracts and Management Fees  – continued
Fidelity Blue Chip Growth ETF
Fidelity Blue Chip Value ETF
Annual Report	100

Fidelity New Millennium ETF
Investment Performance (for Fidelity Growth Opportunities ETF, Fidelity Magellan ETF, Fidelity Real Estate Investment ETF, Fidelity Small-Mid Cap Opportunities ETF, Fidelity Sustainable U.S. Equity ETF, and Fidelity Women’s Leadership ETF). The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As each fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund’s management fee and total expense ratio compared to “mapped groups” of competitive funds created for the purpose of facilitating the Trustees’ competitive analysis of management fees and total expenses. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board’s management fee and total expense ratio comparisons by broadening the competitive group used for comparison.
Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods ended September 30 shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group.” The Total Mapped Group comparison focuses on a fund’s standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund’s. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds’ actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The “Asset-Sized Peer Group” (ASPG) comparison focuses on a fund’s standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund’s management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund’s management fee rate ranked, is also included in the charts and was considered by the Board.
101	Annual Report

Board Approval of Investment Advisory Contracts and Management Fees  – continued
Fidelity Blue Chip Growth ETF
Fidelity Blue Chip Value ETF
Annual Report	102

Fidelity Growth Opportunities ETF
Fidelity Magellan ETF
103	Annual Report

Board Approval of Investment Advisory Contracts and Management Fees  – continued
Fidelity New Millennium ETF
Fidelity Real Estate Investment ETF
Annual Report	104

Fidelity Small-Mid Cap Opportunities ETF
Fidelity Sustainable U.S. Equity ETF
105	Annual Report

Board Approval of Investment Advisory Contracts and Management Fees  – continued
Fidelity Women’s Leadership ETF
For each fund except Fidelity Blue Chip Growth ETF, Fidelity Blue Chip Value ETF, Fidelity Real Estate Investment ETF, and Fidelity Small-Mid Cap Opportunities ETF, the Board noted that each fund’s management fee rate ranked equal to the median of its Total Mapped Group and below the median of its ASPG for the period ended September 30, 2021. For Fidelity Blue Chip Growth ETF and Fidelity Blue Chip Value ETF, the Board noted that each fund’s management fee rate ranked equal to the median of its Total Mapped Group and equal to the median of its ASPG for the period ended September 30, 2021. For Fidelity Real Estate Investment ETF, the Board noted that the fund’s management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the period ended September 30, 2021. For Fidelity Small-Mid Cap Opportunities ETF, the Board noted that the fund’s management fee rate ranked above the median of its Total Mapped Group and above the median of its ASPG for the period ended September 30, 2021. When compared to the subset of ETFs that focus on small-mid cap stocks, Fidelity Small-Mid Cap Opportunities ETF ranked below the subset’s median management fee.
Based on its review, the Board concluded that each fund’s management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.
Total Expense Ratio. In its review of each fund’s total expense ratio, the Board considered the fund’s all-inclusive fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison for each fund, which focuses on the total expenses of each fund relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
For Fidelity Growth Opportunities ETF, Fidelity Magellan ETF, Fidelity New Millennium ETF, Fidelity Sustainable U.S. Equity ETF, and Fidelity Women’s Leadership ETF, the Board noted that each fund’s total net expense ratio ranked equal to the similar sales load structure group competitive median and below the ASPG competitive median for the period ended September 30, 2021.
For Fidelity Blue Chip Growth ETF, the Board noted that the fund’s total net expense ratio ranked equal to the similar sales load structure group competitive median and above the ASPG competitive median for the period ended September 30, 2021.
For Fidelity Real Estate Investment ETF, the Board noted that the fund’s total net expense ratio ranked below the similar sales load structure group competitive median and above the ASPG competitive median for the period ended September 30, 2021.
For Fidelity Blue Chip Value ETF, the Board noted that the fund’s total net expense ratio ranked equal to the similar sales load structure group competitive median and above the ASPG competitive median for the period ended September 30, 2021. The Board considered that, when compared to a subset of the ASPG that FMR believes is most comparable, the fund would not be above the ASPG competitive median for 2021.
Annual Report	106

For Fidelity Small-Mid Cap Opportunities ETF, the Board noted that the fund’s total net expense ratio ranked above the similar sales load structure group competitive median and below the ASPG competitive median for the period ended September 30, 2021. The Board noted that effective February 1, 2022, Fidelity had lowered the total net expense ratio of the fund to 0.60%, which is one basis point above the similar sales load structure group competitive median. The Board also noted that the fund’s Total Mapped Group is dominated by ETFs with a focus on large cap investments and considered that, when compared to other small and mid cap ETFs, Fidelity Small-Mid Cap Opportunities ETF’s total net expense ratio is below the subset’s total expense median.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity’s institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee’s review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund’s total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and servicing each fund’s shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity’s audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board’s assessment of Fidelity’s profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity’s non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity’s mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity’s affiliates may benefit from the funds’ business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board’s consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund’s current contractual arrangements, its expense ratio will not decline if the fund’s operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds’ advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity’s long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity’s pricing philosophy compared to competitors; (iv) fund profitability
107	Annual Report

Board Approval of Investment Advisory Contracts and Management Fees  – continued
methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds’ sub-advisory arrangements.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that each fund’s Advisory Contracts should be renewed.
Annual Report	108

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.
In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
      Highly liquid investments – cash or convertible to cash within three business days or less
      Moderately liquid investments – convertible to cash in three to seven calendar days
      Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
      Illiquid investments – cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.
109	Annual Report

 [THIS PAGE INTENTIONALLY LEFT BLANK]
Annual Report	110

 [THIS PAGE INTENTIONALLY LEFT BLANK]
111	Annual Report

GTF-ANN-0922
1.9897894.102

Item 2.	Code of Ethics

As of the end of the period, July 31, 2022, Fidelity Covington Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Growth Opportunities ETF, Fidelity Magellan ETF, Fidelity MSCI Communication Services Index ETF, Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF, Fidelity MSCI Utilities Index ETF, Fidelity Real Estate Investment ETF, Fidelity Small-Mid Cap Opportunities ETF, Fidelity Stocks for Inflation ETF, Fidelity Sustainable U.S. Equity ETF, and Fidelity Women’s Leadership ETF (the “Funds”):

Services Billed by Deloitte Entities

July 31, 2022 FeesA

	Audit Fees	Audit- Related Fees	Tax Fees	All Other Fees
Fidelity Growth Opportunities ETF	$12,200	$—	$4,000	$300
Fidelity Magellan ETF	$12,200	$—	$4,000	$300
Fidelity MSCI Communication Services Index ETF	$12,900	$—	$4,600	$300
Fidelity MSCI Consumer Discretionary Index ETF	$12,900	$—	$4,600	$300
Fidelity MSCI Consumer Staples Index ETF	$12,900	$—	$4,600	$300
Fidelity MSCI Energy Index ETF	$12,900	$—	$4,600	$300
Fidelity MSCI Financials Index ETF	$12,900	$—	$4,800	$300
Fidelity MSCI Health Care Index ETF	$12,600	$—	$4,600	$300
Fidelity MSCI Industrials Index ETF	$12,900	$—	$4,600	$300
Fidelity MSCI Information Technology Index ETF	$12,900	$—	$4,600	$300

Fidelity MSCI Materials Index ETF	$12,900	$—	$4,600	$300
Fidelity MSCI Real Estate Index ETF	$12,900	$—	$5,100	$300
Fidelity MSCI Utilities Index ETF	$12,900	$—	$4,600	$300
Fidelity Real Estate Investment ETF	$12,200	$—	$4,000	$300
Fidelity Small-Mid Cap Opportunities ETF	$12,200	$—	$4,000	$300
Fidelity Stocks for Inflation ETF	$12,900	$—	$4,600	$300
Fidelity Sustainable U.S. Equity ETF	$12,500	$—	$4,500	$400
Fidelity Women’s Leadership ETF	$12,500	$—	$4,500	$400

July 31, 2021 FeesA,B

	Audit Fees	Audit- Related Fees	Tax Fees	All Other Fees
Fidelity Growth Opportunities ETF	$10,200	$—	$3,000	$100
Fidelity Magellan ETF	$10,200	$—	$3,000	$100
Fidelity MSCI Communication Services Index ETF	$12,600	$—	$3,500	$300
Fidelity MSCI Consumer Discretionary Index ETF	$12,600	$—	$3,500	$300
Fidelity MSCI Consumer Staples Index ETF	$12,600	$—	$3,500	$300
Fidelity MSCI Energy Index ETF	$12,600	$—	$3,500	$300
Fidelity MSCI Financials Index ETF	$12,600	$—	$3,500	$300
Fidelity MSCI Health Care Index ETF	$12,600	$—	$3,500	$300
Fidelity MSCI Industrials Index ETF	$12,600	$—	$3,500	$300
Fidelity MSCI Information Technology Index ETF	$12,600	$—	$3,500	$300

Fidelity MSCI Materials Index ETF	$12,600	$—	$3,500	$300
Fidelity MSCI Real Estate Index ETF	$12,600	$—	$3,500	$300
Fidelity MSCI Utilities Index ETF	$12,600	$—	$3,500	$300
Fidelity Real Estate Investment ETF	$10,200	$—	$3,000	$100
Fidelity Small-Mid Cap Opportunities ETF	$10,200	$—	$3,000	$100
Fidelity Stocks for Inflation ETF	$12,600	$—	$3,500	$300
Fidelity Sustainable U.S. Equity ETF	$8,300	$—	$3,400	$100
Fidelity Women’s Leadership ETF	$8,300	$—	$3,400	$100

A	Amounts may reflect rounding.
B

Fidelity Growth Opportunities ETF, Fidelity Magellan ETF, Fidelity Real Estate Investment ETF, and Fidelity Small-Mid Cap Opportunities ETF commenced operations on February 2, 2021 and Fidelity Sustainable U.S. Equity ETF and Fidelity Women’s Leadership ETF commenced operations on June 15, 2021.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Blue Chip Growth ETF, Fidelity Blue Chip Value ETF, Fidelity Dividend ETF for Rising Rates, Fidelity High Dividend ETF, Fidelity Low Volatility Factor ETF, Fidelity Momentum Factor ETF, Fidelity New Millennium ETF, Fidelity Quality Factor ETF, Fidelity Small-Mid Multifactor ETF, Fidelity U.S. Multifactor ETF, and Fidelity Value Factor ETF (the “Funds”):

Services Billed by PwC

July 31, 2022 FeesA

	Audit Fees	Audit- Related Fees	Tax Fees	All Other Fees
Fidelity Blue Chip Growth ETF	$14,400	$—	$4,600	$500
Fidelity Blue Chip Value ETF	$14,400	$—	$4,600	$500
Fidelity Dividend ETF for Rising Rates	$11,700	$—	$4,600	$400
Fidelity High Dividend ETF	$11,700	$—	$4,600	$400
Fidelity Low Volatility Factor ETF	$11,400	$—	$4,400	$400
Fidelity Momentum Factor ETF	$11,400	$—	$4,400	$400
Fidelity New Millennium ETF	$14,400	$—	$4,600	$500
Fidelity Quality Factor ETF	$11,400	$—	$4,400	$400
Fidelity Small-Mid Multifactor ETF	$14,200	$—	$4,900	$500
Fidelity U.S. Multifactor ETF	$14,400	$—	$4,600	$500
Fidelity Value Factor ETF	$11,400	$—	$4,400	$400

July 31, 2021 FeesA,B

	Audit Fees	Audit- Related Fees	Tax Fees	All Other Fees
Fidelity Blue Chip Growth ETF	$13,900	$—	$4,500	$500
Fidelity Blue Chip Value ETF	$13,900	$—	$4,500	$500
Fidelity Dividend ETF for Rising Rates	$11,400	$—	$4,500	$500
Fidelity High Dividend ETF	$11,400	$—	$4,500	$500
Fidelity Low Volatility Factor ETF	$11,100	$—	$4,300	$400
Fidelity Momentum Factor ETF	$11,100	$—	$4,300	$400
Fidelity New Millennium ETF	$13,900	$—	$4,500	$500
Fidelity Quality Factor ETF	$11,100	$—	$4,300	$400
Fidelity Small-Mid Multifactor ETF	$13,800	$—	$4,800	$500
Fidelity U.S. Multifactor ETF	$12,900	$—	$4,500	$400
Fidelity Value Factor ETF	$11,100	$—	$4,300	$400

A	Amounts may reflect rounding.
B	Fidelity U.S. Multifactor ETF commenced operations on September 15, 2020.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	July 31, 2022A	July 31, 2021A,B
Audit-Related Fees	$—	$—
Tax Fees	$—	$—
All Other Fees	$—	$—

A	Amounts may reflect rounding.
B

May include amounts billed prior to the Fidelity Growth Opportunities ETF, Fidelity Magellan ETF, Fidelity Real Estate ETF, Fidelity Small-Mid Cap Opportunities ETF, Fidelity Sustainable U.S. Equity ETF, and Fidelity Women’s Leadership ETFs’ commencement of operations.

Services Billed by PwC

	July 31, 2022A	July 31, 2021A,B
Audit-Related Fees	$7,914,600	$8,959,700
Tax Fees	$353,200	$11,200
All Other Fees	$—	$—

A	Amounts may reflect rounding.
B	May include amounts billed prior to the Fidelity U.S. Multifactor ETF’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund’s financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

*    *     *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	July 31, 2022A	July 31, 2021A,B
Deloitte Entities	$544,100	$586,600
PwC	$13,290,200	$14,327,600

A	Amounts may reflect rounding.
B

May include amounts billed prior to the Fidelity Growth Opportunities ETF, Fidelity Magellan ETF, Fidelity Real Estate ETF, Fidelity Small-Mid Cap Opportunities ETF, Fidelity Sustainable U.S. Equity ETF, Fidelity U.S. Multifactor ETF and Fidelity Women’s Leadership ETFs’ commencement of operations.

The trust’s Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.	Audit Committee of Listed Registrants

The Audit Committee is a separately-designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. As of July 31, 2022, the members of the Audit Committee were Donald Donahue, Thomas Bostick, Thomas Kennedy, Garnett Smith and Susan Tomasky.

Item 6.	Investments

(a) Not applicable.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.	Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)	(3)	Not applicable.

(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	September 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	September 21, 2022

By:	/s/ John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	September 21, 2022